UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	July 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS — 97.5%
Banks — 7.3%
401,070	Citigroup, Inc.	$27,453,242
1,991,445	KeyCorp	35,925,668
696,970	Morgan Stanley	32,687,893
2,169,900	Nordea Bank AB	27,386,461
		123,453,264
Consumer Discretionary — 16.3%
86,175	Advance Auto Parts, Inc.	9,652,462
48,186	Amazon.com, Inc.(b)	47,597,167
968,810	Comcast Corp. - Class A	39,188,365
406,120	Hanesbrands, Inc.	9,308,270
264,000	Home Depot, Inc. (The)	39,494,400
205,765	Newell Brands, Inc.	10,847,931
728,460	NIKE, Inc. - Class B	43,015,563
24,638	Priceline Group, Inc. (The)(b)	49,978,183
1,311,375	Samsonite International SA	5,498,480
127,570	SIX Flags Entertainment Corp.	7,254,906
128,060	Wyndham Worldwide Corp.	13,365,622
		275,201,349
Consumer Staples — 8.2%
561,000	Altria Group, Inc.	36,448,170
795,000	Church & Dwight Co., Inc.	42,413,250
51,000	JM Smucker Co. (The)	6,216,900
385,925	PepsiCo, Inc.	45,002,714
73,080	Spectrum Brands Holdings, Inc.	8,436,355
		138,517,389
Diversified Financials — 2.8%
588,010	Discover Financial Services	35,833,329
163,015	Nasdaq, Inc.	12,123,426
		47,956,755
Energy — 4.0%
720,705	ConocoPhillips	32,698,386
982,790	Encana Corp.	9,892,933
1,596,340	ENI SpA	25,265,840
		67,857,159
Health Care — 14.4%
122,300	Alexion Pharmaceuticals, Inc.(b)	16,796,682
782,400	Baxter International, Inc.	47,319,552
273,500	Bristol-Myers Squibb Co.	15,562,150
41,215	Cooper Cos., Inc. (The)	10,051,102
9,785	CR Bard, Inc.	3,137,071
489,000	Danaher Corp.	39,848,610
515,000	Eli Lilly & Co.	42,569,900
89,825	Laboratory Corp of America Holdings(b)	14,274,091
95,590	STERIS Plc	7,824,042
204,905	Thermo Fisher Scientific, Inc.	35,966,975
51,060	Waters Corp.(b)	8,855,846
		242,206,021
Shares		Value
Industrials — 11.4%
93,330	Allegion Plc	$7,582,129
112,620	Dover Corp.	9,460,080
89,795	Dun & Bradstreet Corp. (The)	9,945,694
631,784	Fortive Corp.	40,901,696
55,435	IDEX Corp.	6,460,395
347,500	J.B. Hunt Transport Services, Inc.	31,521,725
217,995	KAR Auction Services, Inc.	9,164,510
250,885	Raytheon Co.	43,094,516
58,715	Snap-on, Inc.	9,053,853
150,960	Union Pacific Corp.	15,542,842
126,965	Wabtec Corp.	9,568,082
		192,295,522
Information Technology — 23.4%
153,400	Alibaba Group Holding Ltd. - ADR(b)	23,769,330
73,900	Alphabet, Inc. - Class C(b)	68,763,950
69,120	ANSYS, Inc.(b)	8,954,496
318,270	Apple, Inc.	47,336,297
186,645	Broadcom Ltd.	46,037,856
80,415	Check Point Software Technologies Ltd.(b)	8,506,299
203,560	CoreLogic, Inc.(b)	9,272,158
580,000	Fidelity National Information Services, Inc.	52,907,600
868,000	Microsoft Corp.	63,103,600
168,320	Vantiv, Inc. - Class A(b)	10,696,736
555,500	Visa, Inc. - Class A	55,305,580
		394,653,902
Insurance — 2.6%
296,085	CHUBB Ltd.	43,364,609
Materials — 4.2%
194,790	Axalta Coating Systems Ltd.(b)	6,135,885
685,500	Dow Chemical Co. (The)	44,036,520
386,690	Rio Tinto Ltd.	20,352,268
		70,524,673
Utilities — 2.9%
311,340	American Water Works Co., Inc.	25,249,674
302,905	Edison International	23,832,565
		49,082,239
Total Common Stocks (Cost $1,369,651,371)		1,645,112,882

INVESTMENT COMPANY — 2.5%
42,524,268	SEI Daily Income Trust Government II Fund, Class A, 0.82%,(c)	42,524,268
Total Investment Company (Cost $42,524,268)		42,524,268

1

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

TOTAL INVESTMENTS — 100.0% (Cost $1,412,175,639)(a)	$1,687,637,150
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(274,506)
NET ASSETS — 100.0%	$1,687,362,644

(a)	Cost for federal income tax purposes is $1,412,181,548 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$298,124,051
	Unrealized depreciation	(22,668,449)
	Net unrealized appreciation	$275,455,602
(b)	Non-income producing security.
(c)	The rate shown represents the current yield as of July 31, 2017.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	23.4%
Consumer Discretionary	16.3
Health Care	14.4
Industrials	11.4
Consumer Staples	8.2
Banks	7.3
Materials	4.2
Energy	4.0
Utilities	2.9
Diversified Financials	2.8
Insurance	2.6
Other*	2.5
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS — 91.3%
ARGENTINA — 0.1%
38,400	MercadoLibre, Inc.	$11,075,328
AUSTRALIA — 0.1%
69,849	Caltex Australia Ltd.	1,740,078
276,784	Oil Search Ltd.	1,470,277
335,530	Origin Energy Ltd.(b)	1,857,494
414,892	Santos Ltd.(b)	1,125,187
170,790	Woodside Petroleum Ltd.	3,985,555
		10,178,591
AUSTRIA — 0.1%
29,870	Andritz AG	1,830,587
92,864	OMV AG	5,256,951
71,619	Raiffeisen Bank International AG(b)	2,112,775
		9,200,313
BELGIUM — 0.3%
106,865	Anheuser-Busch Inbev SA/NV	12,878,350
274,997	Colruyt SA	15,424,104
220,000	Galapagos NV - ADR(b)	17,457,000
18,562	Groupe Bruxelles Lambert SA	1,904,454
47,489	KBC Groep NV	3,935,211
17,190	Solvay SA	2,468,389
35,534	Telenet Group Holding NV(b)	2,481,415
26,629	Umicore SA	2,139,802
		58,688,725
BERMUDA — 0.7%
259,357	Aspen Insurance Holdings Ltd.	12,656,622
328,681	Axis Capital Holdings Ltd.	21,226,219
98,412	Everest Re Group Ltd.	25,822,325
241,838	RenaissanceRe Holdings Ltd.	35,528,421
307,946	Validus Holdings, Ltd.	16,564,415
		111,798,002
BRAZIL — 1.2%
20,038,000	Ambev SA(e)	122,797,691
1,666,300	Ambev SA - ADR	10,131,104
1,376,927	Banco Bradesco SA - ADR	13,246,038
1,228,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,080,086
353,600	Cia Brasileira de Distribuicao - ADR(b)	8,210,592
74,445	Cosan SA Industria e Comercio	859,435
755,900	Fibria Celulose SA	8,021,143
1,312,262	Itau Unibanco Holding SA - ADR	15,629,040
633,896	Petroleo Brasileiro SA(b)	2,799,156
835,000	Petroleo Brasileiro SA - Preference Shares(b)	3,561,339
77,010	Ultrapar Participacoes SA	1,830,696
1,151,200	WEG SA	6,992,072
		202,158,392
Shares		Value
CANADA — 2.2%
37,225	AltaGas Ltd.	$866,468
69,544	ARC Resources Ltd.	958,862
90,905	Cameco Corp.	931,106
251,685	Canadian Natural Resources Ltd.	7,697,413
1,028,700	Canadian Pacific Railway Ltd.(e)	161,052,298
212,542	Cenovus Energy, Inc.	1,784,893
122,830	Crescent Point Energy Corp.	965,497
362,757	Enbridge, Inc.	15,038,221
220,447	Encana Corp.	2,219,057
76,664	Husky Energy, Inc.(b)	887,316
67,208	Imperial Oil Ltd.	1,928,777
90,591	Inter Pipeline Ltd.	1,788,932
41,537	Keyera Corp.	1,298,000
82,077	Pembina Pipeline Corp.	2,797,234
45,646	Peyto Exploration & Development Corp.	811,322
42,307	PrairieSky Royalty Ltd.	1,050,591
1,529,200	Restaurant Brands International, Inc.(e)	91,109,736
54,496	Seven Generations Energy Ltd. - Class A(b)(e)	947,205
383,000	Shopify, Inc. - Class A(b)	35,377,710
382,723	Suncor Energy, Inc.	12,484,736
38,502	Tourmaline Oil Corp.(b)	853,884
196,418	TransCanada Corp.	10,035,554
29,808	Vermilion Energy, Inc.	981,686
224,572	Waste Connections, Inc.	14,592,689
		368,459,187
CHILE — 0.1%
363,500	Banco Santander Chile - ADR	10,276,145
73,036	Empresas COPEC SA	890,878
		11,167,023
CHINA — 4.2%
308,500	51Job, Inc. - ADR(b)	15,196,710
585,500	AAC Technologies Holdings, Inc.	7,878,329
594,000	Alibaba Group Holding Ltd. - ADR(b)	92,040,300
299,000	Baidu, Inc. - ADR(b)	67,678,650
6,003,586	China Petroleum & Chemical Corp. - H Shares	4,557,954
12,665,422	China Shenhua Energy Co. Ltd. - H Shares	31,554,913
3,952,962	CNOOC Ltd.	4,423,220
130,362	CNOOC Ltd. - ADR	14,659,207
284,400	Ctrip.com International Ltd. - ADR(b)	16,987,212
2,556,000	ENN Energy Holdings Ltd.	17,360,040
3,400,000	Huaneng Power International, Inc. - H Shares	2,398,474
385,200	JD.Com, Inc. -ADR(b)	17,399,484
3,626,000	Jiangsu Expressway Co. Ltd. - H Shares	5,264,357

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
CHINA (continued)
14,252	NetEase, Inc. - ADR	$4,436,363
4,914,011	PetroChina Co. Ltd. - H Shares	3,164,525
1,734,000	Shenzhou International Group Holdings Ltd.	11,599,516
29,500,000	Sinopharm Group Co. Ltd. - H Shares(e)	123,690,915
6,195,000	Tencent Holdings Ltd.	248,567,752
110,300	Weibo Corp. - ADR(b)	8,487,585
		697,345,506
COLUMBIA — 0.1%
222,400	Bancolombia SA - ADR	9,727,776
1,728,259	Ecopetrol SA(e)	801,584
		10,529,360
CZECH REPUBLIC — 0.1%
271,440	Komercni Banka AS	11,707,254
DENMARK — 0.4%
16,800	Carlsberg A/S - Class B	1,867,929
21,406	Coloplast A/S - Class B	1,839,984
106,188	Danske Bank A/S	4,301,778
122,000	Genmab A/S(b)	27,750,885
40,171	H. Lundbeck A/S	2,413,873
46,468	ISS A/S	1,906,133
65,924	Jyske Bank A/S	4,131,367
301,974	Novo Nordisk A/S - Class B	12,886,980
53,127	Novozymes A/S - B Shares	2,454,130
33,385	Pandora A/S	3,842,151
138,967	Sydbank A/S	5,795,591
299,867	TDC A/S	1,849,631
50,631	Vestas Wind Systems A/S	4,948,455
		75,988,887
EGYPT — 0.0%
1,207,817	Commercial International Bank Egypt SAE - GDR	5,580,115
FINLAND — 1.7%
1,420,252	Kone Oyj - Class B(e)	73,993,525
51,915	Metso Oyj	1,651,958
98,335	Neste Oyj	4,264,047
530,100	Nokia Oyj	3,376,113
58,864	Nokian Renkaat Oyj	2,402,669
28,717	Orion Oyj - Class B	1,452,610
3,517,565	Sampo Oyj - A Shares(e)	192,505,422
108,373	UPM-Kymmene Oyj	2,951,988
35,934	Wartsila Oyj Abp	2,388,539
		284,986,871
FRANCE — 2.4%
55,497	Air Liquide SA	6,812,793
71,485	Airbus SE	5,974,431
26,317	Arkema SA	2,996,388
25,651	Atos SE	3,900,456
340,410	AXA SA	10,058,283
40,073	BioMerieux(e)	8,835,377
184,211	BNP Paribas SA	14,298,737
Shares		Value
FRANCE (continued)
72,379	Bouygues SA	$3,105,544
30,978	Capgemini SE	3,373,791
13,914	Christian Dior SE	3,964,652
37,915	Cie de Saint-Gobain	2,104,594
37,275	Cie Generale des Etablissements Michelin	5,045,808
103,079	CNP Assurances	2,489,300
219,417	Credit Agricole SA	3,857,213
71,877	Danone SA	5,368,184
98,186	Edenred	2,580,355
19,520	Eiffage SA	1,891,365
301,002	Engie SA	4,847,802
29,576	Essilor International SA	3,749,781
23,958	Eurazeo SA	1,955,518
69,020	Eutelsat Communications SA	1,870,241
4,753	Hermes International	2,408,178
20,465	Imerys SA	1,773,614
19,194	Ingenico Group SA	2,013,605
5,505	Kering	1,925,714
43,533	Klepierre REIT	1,771,488
56,331	Lagardere SCA	1,850,493
38,059	Legrand SA	2,631,159
780,432	L’Oreal SA(e)	161,770,063
43,134	LVMH Moet Hennessy Louis Vuitton SE	10,860,859
389,424	Orange SA	6,555,401
16,943	Pernod-Ricard SA	2,351,690
158,132	Peugeot SA	3,404,160
29,884	Publicis Groupe SA	2,260,916
63,265	Safran SA	5,986,187
155,593	Sanofi	14,867,849
80,171	Schneider Electric SE	6,297,021
47,110	SCOR SE	1,986,200
143,490	Societe Generale SA	8,425,201
99,505	Suez Environnement Co.	1,799,887
31,741	Thales SA	3,516,633
830,795	TOTAL SA	42,250,815
14,151	Unibail-Rodamco SE	3,540,514
60,238	Valeo SA	4,174,459
149,826	Veolia Environnement SA	3,379,661
81,276	Vinci SA	7,287,265
		404,169,645
GEORGIA — 0.1%
204,802	BGEO Group Plc	9,314,340
GERMANY — 1.8%
22,038	Adidas AG	5,035,081
64,920	Allianz SE	13,833,369
150,329	BASF SE	14,341,708
125,300	Bayer AG	15,893,523
1,329,743	Bayerische Motoren Werke AG	122,326,785
16,937	Beiersdorf AG	1,858,631
153,008	Commerzbank AG(b)	2,006,924
23,833	Continental AG	5,374,656
40,724	Covestro AG	3,163,469
111,131	Daimler AG	7,799,982

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
GERMANY (continued)
296,467	Deutsche Bank AG	$5,295,934
19,107	Deutsche Boerse AG	1,999,728
77,468	Deutsche Lufthansa AG	1,666,762
118,048	Deutsche Post AG	4,583,629
553,074	Deutsche Telekom AG	10,112,257
50,774	Deutsche Wohnen AG	2,012,652
30,720	Fresenius Medical Care AG & Co. KGaA	2,901,661
59,577	Fresenius SE & Co. KGaA	5,037,745
32,874	Fuchs Petrolub SE - Preference Shares	1,953,589
16,039	Hannover Rueck SE	2,025,903
14,778	Henkel AG & Co. KGaA	1,861,377
9,736	Hochtief AG	1,740,341
34,333	HUGO BOSS AG	2,590,196
158,800	Infineon Technologies AG	3,456,138
21,670	Linde AG	4,150,633
18,505	Merck KGaA	2,033,986
79,616	Metro AG	895,461
79,616	Metro Wholesale & Food Specialist AG(b)	1,608,361
27,443	Muenchener Rueckversicherungs- Gesellschaft AG	5,896,376
76,523	ProSiebenSat.1 Media SE	3,066,391
159,018	RWE AG(b)	3,353,583
137,943	SAP SE	14,644,421
108,566	Siemens AG	14,747,672
49,356	United Internet AG	3,008,429
66,894	Vonovia SE	2,712,615
38,510	Zalando SE(b)	1,723,910
		296,713,878
HONG KONG — 1.3%
3,435,000	AIA Group Ltd.	27,068,194
754,109	ASM Pacific Technology Ltd.	9,770,552
3,386,570	China Merchants Holdings International Co. Ltd.	10,644,274
184,100	China Mobile Ltd. - ADR	9,836,463
5,948,570	China State Construction International Holdings Ltd.	9,611,173
784,000	Guangdong Investment Ltd.	1,104,112
395,032	Hong Kong Exchanges and Clearing Ltd.	11,268,133
1,451,900	Jardine Matheson Holdings Ltd.(e)	92,645,739
143,590	Jardine Strategic Holdings Ltd.	5,858,472
1,020,427	Kunlun Energy Co. Ltd.	1,017,710
2,722,600	Sands China Ltd.	12,635,614
15,244,787	Sino Biopharmaceutical Ltd.	13,467,126
4,100,500	Sun Art Retail Group Ltd.	3,344,111
2,155,965	Yue Yuen Industrial Holdings Ltd.	8,901,761
		217,173,434
HUNGARY — 0.1%
12,478	MOL Hungarian Oil & Gas Plc	1,079,967
Shares		Value
HUNGARY (continued)
535,017	Richter Gedeon Nyrt	$13,695,867
		14,775,834
INDIA — 2.3%
1,542,000	Asian Paints Ltd.	27,923,718
1,229,490	Axis Bank Ltd.	9,962,221
185,055	Bharat Petroleum Corp. Ltd.	1,359,111
1,018,800	Bharti Airtel Ltd.(b)	6,653,436
1,234,000	Bharti Infratel Ltd.	7,721,246
224,465	Coal India Ltd.	871,600
75,233	Eicher Motors Ltd.	35,277,550
154,016	Hindustan Petroleum Corp. Ltd.	920,000
6,014,000	Housing Development Finance Corp. Ltd.	167,737,176
134,580	Indian Oil Corp. Ltd.(b)	771,276
625,500	Maruti Suzuki India Ltd.	75,566,045
4,543,000	Motherson Sumi Systems Ltd.(b)	23,015,530
391,060	Oil & Natural Gas Corp. Ltd.(b)	1,032,647
279,887	Reliance Industries Ltd.	7,046,994
3,209,000	Titan Co. Ltd.	27,224,696
		393,083,246
INDONESIA — 0.2%
6,643,969	Adaro Energy Tbk PT	890,084
18,790,000	Astra International Tbk PT	11,246,641
14,566,762	Bank Rakyat Indonesia Persero Tbk PT	16,153,100
1,289,700	Unilever Indonesia Tbk PT	4,738,128
3,644,284	United Tractors Tbk PT	8,232,734
		41,260,687
ITALY — 0.4%
288,050	Assicurazioni Generali SpA	5,227,415
65,370	Atlantia SpA	1,988,014
1,148,097	Enel SpA	6,556,360
781,880	ENI SpA	12,375,092
37,958	Ferrari NV	4,003,667
1,828,906	Intesa Sanpaolo SpA	6,304,631
30,412	Luxottica Group SpA	1,759,399
43,920	Recordati SpA	1,876,923
707,358	Saipem SpA(b)	2,897,292
913,672	Snam SpA	4,322,079
2,543,930	Telecom Italia SpA/Milano(b)	2,621,506
328,680	Terna Rete Elettrica Nazionale SpA	1,877,749
287,126	Unicredit SpA(b)	5,655,914
958,525	UnipolSai Assicurazioni SpA	2,220,604
		59,686,645
JAPAN — 3.6%
248,620	Adastria Co. Ltd.	6,215,218
584,410	Asahi Kasei Corp.	6,703,129
261,465	Bandai Namco Holdings, Inc.	9,095,363
107,640	Benesse Holdings, Inc.	4,125,167
264,100	Canon Marketing Japan, Inc.(e)	5,835,617

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
67,000	Fast Retailing Co. Ltd.	$20,128,260
1,090,000	Hoshizaki Corp.(e)	105,593,904
27,866	Idemitsu Kosan Co. Ltd.	676,650
174,019	Inpex Corp.	1,693,704
629,714	JX Holdings, Inc.	2,799,998
83,400	Kaken Pharmaceutical Co. Ltd.	4,448,202
4,165,000	KDDI Corp.	110,316,114
214,179	Megmilk Snow Brand Co. Ltd.	5,925,402
312,235	Mitsubishi Tanabe Pharma Corp.	7,445,833
1,108,433	Morinaga Milk Industry Co. Ltd.	8,103,742
290,442	Nikon Corp.	5,124,130
348,314	Nippon Telegraph & Telephone Corp.	17,029,457
4,734,000	Nomura Research Institute Ltd.(e)	177,345,186
2,496,525	NTT Data Corp.	27,242,229
2,131,836	Osaka Gas Co. Ltd.	8,537,399
300,692	Sawai Pharmaceutical Co. Ltd.	16,964,980
83,732	Showa Shell Sekiyu KK	912,170
431,495	Terumo Corp.	16,340,801
1,140,357	Tokyo Gas Co. Ltd.	6,052,183
331,615	Toray Industries, Inc.	2,998,958
316,088	Toyo Suisan Kaisha Ltd.	11,497,237
407,421	Zensho Holdings Co. Ltd.	7,372,714
		596,523,747
KENYA — 0.1%
1,197,379	East African Breweries Ltd.	3,040,085
29,539,370	Safaricom Ltd.	6,960,132
		10,000,217
LUXEMBOURG — 0.1%
96,003	Arcelormittal(b)	2,522,417
28,933	RTL Group SA	2,253,701
85,111	Tenaris SA	1,349,097
359,300	Tenaris SA - ADR	11,332,322
		17,457,537
MALAYSIA — 0.0%
146,460	Petronas Dagangan Berhad	813,458
MEXICO — 0.3%
54,500	Fomento Economico Mexicano SAB de CV - ADR	5,497,960
70,400	Grupo Aeroportuario del Sureste SAB de CV - ADR	14,963,520
2,668,400	Grupo Financiero Banorte SAB de CV - Series O	17,685,410
571,600	Grupo Televisa SAB - ADR	15,215,992
		53,362,882
NETHERLANDS — 1.1%
342,753	Aegon NV	1,922,848
35,876	Akzo Nobel NV	3,245,548
396,000	ASML Holding NV	59,530,680
52,071	ASML Holding NV	7,899,352
Shares		Value
NETHERLANDS (continued)
12,604	Core Laboratories NV	$1,267,080
29,309	Gemalto NV	1,494,005
19,448	Heineken Holding NV	1,911,095
23,627	Heineken NV	2,466,075
450,771	ING Groep NV	8,439,216
275,440	Koninklijke Ahold Delhaize NV	5,639,291
25,901	Koninklijke DSM NV	1,912,665
743,009	Koninklijke KPN NV	2,695,006
132,310	Koninklijke Philips NV	5,071,617
69,830	Koninklijke Vopak NV	3,328,486
93,021	NN Group NV	3,775,943
808,669	Nostrum Oil & Gas Plc(b)	4,321,181
40,583	NXP Semiconductor NV(b)	4,477,522
32,266	Randstad Holding NV	1,947,251
962,218	Royal Dutch Shell Plc - A Shares	27,079,520
811,126	Royal Dutch Shell Plc - B Shares	23,030,704
246,426	Unilever NV	14,381,705
85,763	Wolters Kluwer NV	3,818,897
		189,655,687
NORWAY — 0.1%
160,742	Marine Harvest ASA	2,994,932
364,901	Statoil ASA	6,840,574
211,817	Telenor ASA	4,237,498
		14,073,004
PAKISTAN — 0.0%
1,327,900	Engro Corp. Ltd.	4,086,757
PERU — 0.1%
55,700	Credicorp. Ltd.	10,312,298
PHILIPPINES — 0.0%
1,214,700	Universal Robina Corp.	3,875,678
POLAND — 0.2%
337,586	Bank Pekao SA	11,998,468
53,169	Grupa Lotos SA(b)	717,447
509,671	Polski Koncern Naftowy ORLEN SA	15,074,327
4,668,828	Polskie Gornictwo Naftowe I Gazownictwo SA	8,673,509
		36,463,751
PORTUGAL — 0.0%
610,683	EDP - Energias de Portugal SA	2,168,773
100,273	Galp Energia SGPS SA	1,607,236
		3,776,009
QATAR — 0.0%
128,681	Qatar Gas Transport Co. Ltd.	639,385
RUSSIA — 0.2%
355,800	Lukoil PJSC - ADR	16,772,412
1,867,600	Sberbank of Russia PJSC - ADR	21,934,962
		38,707,374

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SINGAPORE — 0.5%
2,874,000	Jardine Cycle & Carriage Ltd.(e)	$85,595,425
SOUTH AFRICA — 0.7%
606,300	Aspen Pharmacare Holdings Ltd.	12,709,585
880,480	Discovery Ltd.	9,374,193
1,123,268	Gold Fields Ltd.	4,515,659
339,759	Massmart Holdings Ltd.	2,852,648
282,700	Naspers Ltd. - Class N	62,390,815
295,000	Sasol Ltd.	8,886,879
966,073	Standard Bank Group Ltd.	12,002,286
		112,732,065
SOUTH KOREA — 1.6%
20,615	Amorepacific Corp.	5,222,602
171,846	GS Retail Co. Ltd.	7,432,507
272,173	Hankook Tire Co. Ltd.	15,201,119
26,800	Hanssem Co. Ltd.	4,215,004
183,867	Korea Electric Power Corp.	7,319,847
753,222	LG Display Co. Ltd.	21,303,316
14,700	LG Household & Health Care Ltd.	13,017,917
18,900	NAVER Corp.	13,562,129
42,100	Samsung Electronics Co. Ltd. - GDR(b)	45,333,541
76,700	Samsung Electronics Co. Ltd. - Preference Shares(e)	132,351,280
16,493	SK Innovation Co. Ltd.	2,601,327
		267,560,589
SPAIN — 0.4%
146,704	Abertis Infraestructuras SA	2,898,513
56,941	ACS Actividades de Construccion y Servicios SA	2,185,657
9,509	Aena SA	1,860,173
89,879	Amadeus IT Holding SA	5,539,102
849,686	Banco Bilbao Vizcaya Argentaria SA	7,695,797
876,216	Banco de Sabadell SA	1,963,535
2,004,160	Banco Santander SA	13,698,913
380,922	Distribuidora Internacional de Alimentacion SA	2,571,677
44,934	Enagas SA	1,270,508
122,367	Endesa SA	2,898,600
603,541	Iberdrola SA	4,761,225
176,145	Industria de Diseno Textil SA	7,004,179
514,666	Mapfre SA	1,919,777
103,507	Red Electrica Corp SA	2,220,265
455,820	Repsol SA	7,640,707
119,335	Siemens Gamesa Renewable Energy SA	1,956,566
543,889	Telefonica SA	6,155,242
		74,240,436
SWEDEN — 1.8%
102,890	Assa Abloy AB	2,204,658
2,073,883	Atlas Copco AB - A Shares	75,158,930
Shares		Value
SWEDEN (continued)
816,488	Atlas Copco AB - B Shares	$26,455,109
105,175	Boliden AB	3,303,572
85,432	Electrolux AB - Class B	2,922,579
86,166	Essity AB- Class B(b)	2,498,385
90,607	Getinge AB - B Shares	1,573,373
168,952	Hennes & Mauritz AB - B Shares	4,404,914
98,378	Industrivarden AB - C Shares	2,388,230
102,298	Investor AB - B Shares	4,852,750
92,397	Kinnevik AB - Class B	2,838,125
22,753	L E Lundbergforetagen AB - B Shares	1,790,920
46,618	Lundin Petroleum AB(b)	1,060,681
438,344	Nordea Bank AB	5,532,371
219,158	Sandvik AB	3,455,475
217,875	Skandinaviska Enskilda Banken AB - Class A	2,760,610
141,215	SKF AB	2,808,978
10,024,000	Svenska Handelsbanken AB - A Shares(e)	149,233,917
129,022	Swedbank AB - A Shares	3,368,654
77,798	Swedish Match AB	2,736,584
428,804	Telefonaktiebolaget LM Ericsson - B Shares	2,785,649
272,501	Volvo AB - B Shares	4,630,674
		308,765,138
SWITZERLAND — 2.0%
283,849	ABB Ltd.	6,663,604
34,785	Adecco Group AG	2,654,877
11,513	Baloise Holding AG	1,850,272
53,616	CHUBB Ltd.	7,852,599
51,850	Cie Financiere Richemont SA	4,405,065
370,500	Coca-Cola HBC AG - CDI	11,204,164
269,825	Credit Suisse Group	4,152,227
2,398	EMS-Chemie Holding AG(e)	1,669,015
5,259	Geberit AG	2,530,107
1,317	Givaudan SA	2,621,878
10,577	Kuehne + Nagel International AG	1,842,046
33,761	LafargeHolcim Ltd.	2,019,829
10,643	Lonza Group AG	2,531,558
2,335,986	Nestle SA	197,373,242
307,101	Novartis AG	26,170,042
3,887	Partners Group Holding AG	2,524,470
108,186	Roche Holding AG	27,400,332
779	SGS SA	1,722,428
444	Sika AG	3,060,406
12,869	Sonova Holding AG	2,088,160
5,279	Swiss Life Holding AG	1,927,180
19,581	Swiss Prime Site AG(e)	1,766,836
46,173	Swiss Re AG	4,452,797
3,607	Swisscom AG	1,763,306
415,320	UBS Group AG	7,224,450
211,927	Weatherford International Plc(b)	945,194

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SWITZERLAND (continued)
15,332	Zurich Financial Services AG	$4,674,361
		335,090,445
TAIWAN — 0.9%
1,365,050	Advantech Co. Ltd.	10,329,818
483,150	Airtac International Group	6,536,298
735,349	Eclat Textile Co. Ltd.	8,462,640
374,738	Formosa Petrochemical Corp.	1,315,502
1,873,555	Formosa Plastics Corp.	5,621,503
3,867,275	Hon Hai Precision Industry Co. Ltd.	15,048,759
3,297,618	Kinsus Interconnect Technology Corp.	8,900,527
93,000	Largan Precision Co. Ltd.	16,970,410
2,126,095	Novatek Microelectronics Corp.	8,097,264
6,216,000	Taiwan Semiconductor Manufacturing Co. Ltd.	44,156,646
7,628,211	Uni-President Enterprises Corp.	14,601,864
3,254,845	Vanguard International Semiconductor Corp.	6,101,049
		146,142,280
THAILAND — 0.5%
18,447,000	Airports of Thailand Public Co. Ltd.	28,549,292
24,548,000	CP ALL Public Co. Ltd.(e)	44,815,140
3,001,000	Siam Commercial Bank Public Co. Ltd.	13,257,013
		86,621,445
TURKEY — 0.1%
890,139	Arcelik AS	6,576,105
29,804	Tupras Turkiye Petrol Rafinerileri AS	917,997
3,458,500	Turkiye Garanti Bankasi AS	10,357,762
		17,851,864
UNITED ARAB EMIRATES — 0.1%
455,600	DP World Ltd.	10,478,800
5,037,700	Emaar Properties PJSC	11,301,411
200,996	MHP SA - GDR	2,001,920
		23,782,131
UNITED KINGDOM — 4.7%
543,389	Abcam Plc	7,363,053
24,520	Aon Plc	3,387,928
589,768	ASOS Plc(b)	44,960,939
4,204,659	BP Plc	24,731,330
43,913	Coca-Cola European Partners Plc	1,909,634
4,875,693	Compass Group Plc(e)	104,021,474
136,652	Petrofac Ltd.	805,935
1,604,501	Reckitt Benckiser Group Plc	156,000,209
11,480,976	RELX NV(e)	241,650,393
3,081,000	Rolls-Royce Holdings Plc	36,097,847
60,313	TechnipFMC Plc(b)	1,721,333
29,979	TechnipFMC Plc(b)	856,528
Shares		Value
UNITED KINGDOM (continued)
201,859	Ultra Electronics Holdings Plc	$5,585,000
3,202,390	Whitbread Plc(e)	162,587,037
		791,678,640
UNITED STATES — 52.3%
5,295	Affiliated Managers Group, Inc.	983,969
75,325	Aflac, Inc.	6,007,169
1,368,018	AGNC Investment Corp. REIT	28,974,620
691,800	Allergan Plc	174,561,894
50,706	Allstate Corp. (The)	4,614,246
184,014	Ally Financial Inc.	4,166,077
36,500	Alphabet, Inc. - Class A(b)	34,510,750
234,000	Alphabet, Inc. - Class C(b)	217,737,000
246,400	Amazon.com, Inc.(b)	243,388,992
270,567	Amdocs Ltd.	18,173,985
71,547	American Express Co.	6,097,951
36,522	American Financial Group, Inc.	3,703,331
91,467	American International Group, Inc.	5,986,515
14,388	Ameriprise Financial, Inc.	2,084,533
2,138,471	Anadarko Petroleum Corp.	97,663,971
35,472	Andeavor	3,530,528
1,423,979	Annaly Capital Management, Inc., REIT	17,130,467
37,902	Antero Resources Corp.(b)	781,539
90,923	Apache Corp.	4,498,870
1,701,109	Apple, Inc.	253,005,942
118,660	Assurant, Inc.	12,491,338
1,640,000	Automatic Data Processing, Inc.	195,012,400
328,297	AutoZone, Inc.(b)	177,221,287
90,697	Baker Hughes a GE Co.	3,345,812
3,084,668	Ball Corp.	129,247,589
996,857	Bank of America Corp.	24,044,191
2,907,547	Bank of New York Mellon Corp. (The)	154,187,217
43,139	BB&T Corp.	2,041,337
922,000	Becton Dickinson and Co.	185,690,800
1,018,373	Berkshire Hathaway, Inc. - Class B(b)	178,184,724
134,465	Big Lots, Inc.	6,678,877
336,000	BioMarin Pharmaceutical, Inc.(b)	29,477,280
7,821	BlackRock Inc.	3,335,891
875,029	Brinker International, Inc.	31,037,279
95,766	Cabot Oil & Gas Corp.	2,381,700
95,203	Capella Education Co.(e)	6,540,446
80,445	Capital One Financial Corp.	6,932,750
214,666	Capstead Mortgage Corp. REIT	2,099,433
355,969	CBOE Holdings, Inc.	33,649,750
1,440,790	Charles Schwab Corp. (The)	61,809,891
183,902	Cheesecake Factory, Inc. (The)	8,750,057
39,779	Cheniere Energy, Inc.(b)	1,798,011
424,873	Chevron Corp.	46,391,883
85,710	Chipotle Mexican Grill, Inc.(b)	29,464,527
19,895	Cimarex Energy Co.	1,970,202
280,739	Citigroup, Inc.	19,216,585

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
88,732	Citizens Financial Group Inc.	$3,112,719
192,236	Clorox Co. (The)	25,661,584
8,254	CME Group, Inc.	1,012,105
2,371,700	Cognizant Technology Solutions Corp. - Class A	164,406,244
2,242,400	Colgate-Palmolive Co.	161,901,280
815,195	Conagra Brands, Inc.	27,912,277
32,128	Concho Resources, Inc.(b)	4,184,993
277,346	ConocoPhillips	12,583,188
25,329	Continental Resources, Inc.(b)	846,748
333,200	Costco Wholesale Corp.	52,815,532
53,850	Cracker Barrel Old Country Store, Inc.	8,370,983
372,837	Darden Restaurants, Inc.	31,273,568
116,113	Devon Energy Corp.	3,867,724
17,160	Diamondback Energy, Inc.(b)	1,645,301
83,247	Discover Financial Services	5,073,072
13,462	East West Bancorp, Inc.	767,065
352,000	Edwards Lifesciences Corp.(b)	40,543,360
130,961	EOG Resources, Inc.	12,459,630
36,570	EQT Corp.	2,329,509
528,734	Equity Commonwealth REIT(b)	16,697,420
930,748	Exxon Mobil Corp.	74,497,070
555,000	Facebook, Inc. - Class A(b)	93,933,750
126,695	Fifth Third Bancorp	3,382,757
454,342	Fluor Corp.	19,732,073
64,487	Franklin Resources, Inc.	2,887,728
1,340,600	Gilead Sciences, Inc.	102,006,254
46,721	Goldman Sachs Group, Inc. (The)	10,527,643
188,235	Halliburton Co.	7,988,693
263,229	Heartland Express, Inc.	5,562,029
21,856	Helmerich & Payne, Inc.	1,106,351
57,720	Hess Corp.	2,570,849
5,956,200	Hewlett Packard Enterprise Co.	104,293,062
42,790	HollyFrontier Corp.	1,234,064
212,000	Illumina, Inc.(b)	36,856,200
332,000	Incyte Corp.(b)	44,252,280
11,015	Intercontinental Exchange, Inc.	734,811
37,708	Invesco, Ltd.(e)	1,311,107
1,427,400	Johnson & Johnson	189,444,528
2,381,063	JPMorgan Chase & Co.	218,581,583
72,987	Kaman Corp.	3,731,095
450,904	Kinder Morgan, Inc.	9,211,969
1,808,000	Kraft Heinz Co. (The)	158,127,680
567,000	Las Vegas Sands Corp.	34,932,870
86,399	Leucadia National Corp.	2,248,966
64,509	Lincoln National Corp.	4,713,028
548,226	Lockheed Martin Corp.	160,153,261
58,104	Loews Corp.	2,828,503
1,714,843	Lyondellbasell Industries NV - Class A	154,490,206
190,129	Marathon Oil Corp.	2,325,278
123,686	Marathon Petroleum Corp.	6,925,179
169,000	Markel Corp.(e)	181,085,190
48,098	Marsh & McLennan Cos., Inc.	3,750,201
Shares		Value
UNITED STATES (continued)
1,448,000	Mastercard, Inc. - Class A	$185,054,400
386,000	Medidata Solutions, Inc.(b)	29,648,660
974,700	Merck & Co., Inc.	62,263,836
86,966	MetLife, Inc.	4,783,130
4,152,600	Mondelez International, Inc. - Class A	182,797,452
16,038	Moody’s Corp.	2,111,082
163,661	Morgan Stanley	7,675,701
374,919	Motorola Solutions, Inc.	33,997,655
8,456	MSCI, Inc.	921,281
47,405	Murphy Oil Corp.	1,260,025
76,723	National Oilwell Varco, Inc.	2,509,609
203,000	Netflix, Inc.(b)	36,876,980
157,374	New York Community Bancorp, Inc.	2,066,321
35,067	Newfield Exploration Co.(b)	1,007,475
814,000	NIKE, Inc. - Class B	48,066,700
326,512	NiSource, Inc.	8,508,903
100,011	Noble Energy, Inc.	2,891,318
30,713	Northrop Grumman Corp.	8,081,512
59,261	Northwest Natural Gas Co.	3,739,369
2,528,597	Occidental Petroleum Corp.	156,596,012
52,487	ONEOK, Inc.	2,969,190
4,533,820	Oracle Corp.	226,373,633
39,955	Parsley Energy, Inc. - Class A(b)	1,169,882
1,810,800	PepsiCo, Inc.	211,157,388
1,904,000	Philip Morris International, Inc.	222,215,840
98,797	Phillips 66	8,274,249
36,403	Pioneer Natural Resources Co.	5,937,329
33,528	PNC Financial Services Group, Inc. (The)	4,318,406
181,239	Priceline Group, Inc. (The)(b)	367,643,312
49,774	Principal Financial Group, Inc.	3,322,415
20,910	Progressive Corp. (The)	985,488
67,323	Prudential Financial, Inc.	7,622,983
3,066,800	QUALCOMM, Inc.	163,123,092
1,666,840	Quest Diagnostics, Inc.(e)	180,535,440
3,033,167	Range Resources Corp.	64,030,155
160,056	Raytheon Co.	27,492,819
123,000	Regeneron Pharmaceuticals, Inc.(b)	60,469,260
112,541	Regions Financial Corp.	1,643,099
28,891	Reinsurance Group of America, Inc.	4,050,518
92,290	Republic Services, Inc.	5,926,864
24,128	S&P Global Inc.	3,705,820
312,931	Schlumberger Ltd.	21,467,067
5,099	Signature Bank(b)	706,619
632,000	Starbucks Corp.	34,115,360
19,290	State Street Corp.	1,798,407
45,886	SunTrust Banks, Inc.	2,628,809
4,889	SVB Financial Group(b)	872,393
3,549,207	Synchrony Financial	107,611,956
42,535	T Rowe Price Group, Inc.	3,518,495
48,357	Targa Resources Corp.	2,244,248

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
200,951	Target Corp.	$11,387,893
24,643	TD Ameritrade Holding Corp.	1,126,924
2,560,000	Texas Instruments, Inc.	208,332,800
1,202,900	TJX Cos., Inc. (The)	84,575,899
10,446	Torchmark Corp.	824,921
49,338	Travelers Cos., Inc. (The)	6,319,704
191,000	Under Armour, Inc. - Class A(b)	3,823,820
192,044	Under Armour, Inc. - Class C(b)	3,477,917
1,009,900	UnitedHealth Group, Inc.	193,708,919
84,419	Unum Group	4,231,924
4,084,184	US Bancorp	215,563,232
104,403	Vail Resorts, Inc.	22,003,976
105,292	Valero Energy Corp.	7,261,989
2,492,862	Verizon Communications, Inc.	120,654,521
784,000	Visa, Inc. - Class A	78,055,040
17,689	Voya Financial, Inc.	694,116
1,026,200	Wabtec Corp.	77,334,432
1,733,300	Walgreens Boots Alliance, Inc.	139,825,311
442,430	Wal-Mart Stores, Inc.	35,389,976
530,000	Walt Disney Co. (The)	58,262,900
446,848	Waste Management, Inc.	33,580,627
2,151,466	Wells Fargo & Co.	116,050,076
368,100	Whirlpool Corp.	65,477,628
189,839	Williams Cos., Inc. (The)	6,033,083
562,000	Workday, Inc. - Class A(b)	57,385,820
51,535	WR Berkley Corp.	3,554,369
		8,787,219,940
Total Common Stocks (Cost $12,256,972,970)		15,322,069,445
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
31,303	Plains GP Holdings LP - Class A(e)	855,824
Total Master Limited Partnerships (Cost $1,034,971)		855,824
PREFERRED STOCKS — 0.1%
GERMANY — 0.0%
25,419	Henkel AG & Co. KGaA, 1.36%	3,603,387
147,705	Schaeffler AG, 4.04%	2,061,512
14,519	Volkswagen AG, 1.49%	2,236,099
		7,900,998
SOUTH KOREA — 0.1%
9,400	Samsung Electronics Co. Ltd. - GDR, 6.74%(b)	8,110,183
Total Preferred Stocks (Cost $12,773,585)		16,011,181
Shares		Value
PARTICIPATION NOTES — 0.0%
UNITED KINGDOM — 0.0%
164,852	HSBC Bank Plc (Qatar National Bank), 3.50 QAR due 9/9/19(f)	$6,372,849
Total Participation Notes (Cost $6,468,818)		6,372,849
RIGHTS/WARRANTS — 0.0%
Taiwan — 0.0%
21,590	Airtac International Group Rights(b)	77,579
Total Rights/Warrants (Cost $0)		77,579

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Bank — 1.1%
$40,000,000	1.03%, 08/04/17(c)	$39,996,680
40,000,000	1.02%, 08/07/17(c)	39,993,320
87,000,000	1.00%, 08/17/17(c)	86,961,372
15,000,000	1.00%, 08/24/17(c)	14,990,415
Total U.S. Government Agencies (Cost $181,941,533)		181,941,787

Shares
EXCHANGE TRADED FUNDS — 6.0%
2,975,000	iShares MSCI ACWI ETF(e)	200,158,000
1,277,000	iShares MSCI ACWI ex US ETF(e)	60,261,630
3,022,025	iShares S&P 500 Index Fund	750,852,332
Total Exchange Traded Funds (Cost $977,670,217)		1,011,271,962
INVESTMENT COMPANY — 1.7%
278,072,604	Federated Government Obligations Fund, 0.65%(d)	278,072,604
Total Investment Company (Cost $278,072,604)		278,072,604
TOTAL INVESTMENTS — 100.2% (Cost $13,714,934,698)(a)		$16,816,673,231
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(29,106,837)
NET ASSETS — 100.0%		$16,787,566,394

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

(a)	Cost for federal income tax purposes is $13,723,945,073 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$3,558,553,099
	Unrealized depreciation	(465,819,216)
	Net unrealized appreciation	$3,092,733,883
(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	The rate shown represents the current yield as of July 31, 2017.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $1,407,953,691 or 8.39% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $6,372,849 which is 0.04% of net assets.

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

GDR-Global Depositary Receipt

QAR-Qatari Rial

REIT-Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	18.9%
Consumer Discretionary	14.3
Consumer Staples	12.5
Health Care	10.3
Industrials	8.7
Banks	7.4
Energy	6.0
Insurance	4.0
Diversified Financials	3.9
Materials	2.5
Telecommunication Services	1.9
Real Estate	0.5
Utilities	0.5
Other*	8.6
100.0%

*	Includes cash and equivalents, participation notes, exchange traded funds, rights/warrants, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	July 31, 2017
(Unaudited)

Shares		Value
COMMON STOCKS — 92.8%
AUSTRALIA — 1.7%
29,208	Acrux Ltd.(b)	$7,010
99,433	Adelaide Brighton Ltd.	447,051
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	65,909
105,636	ALS Ltd.	627,055
13,518	Altium Ltd.	94,626
475,084	Alumina Ltd.	722,128
60,601	Ansell Ltd.	1,065,123
14,818	AP Eagers Ltd.	107,638
4,250	Arb Corp Ltd.	52,122
1,547,765	Arrium Ltd.(b)	17,335
1,933	Asaleo Care Ltd.	2,057
9,691	AUB Group Ltd.	100,011
82,510	Ausdrill Ltd.	128,386
173,833	Ausnet Services	227,374
39,283	Austal Ltd.	56,725
188,262	Australian Agricultural Co. Ltd.(b)	249,259
141,784	Australian Pharmaceutical Industries Ltd.	199,065
103,850	Automotive Holdings Group Ltd.	318,196
4,480	Aveo Group	8,709
104,949	AWE Ltd.(b)	40,300
90,884	Bank of Queensland Ltd.	876,122
246,633	Beach Energy Ltd.	134,168
12,766	Bega Cheese Ltd.	70,162
148,334	Bendigo & Adelaide Bank Ltd.	1,319,579
32,618	Billabong International Ltd.(b)	20,876
2,067	Blackmores Ltd.	146,344
188,427	BlueScope Steel Ltd.	1,986,774
339,952	Boral Ltd.	1,881,974
15,029	Breville Group Ltd.	120,833
17,433	Brickworks Ltd.	184,092
17,980	BT Investment Management Ltd.	154,772
37,347	Cabcharge Australia Ltd.	65,133
16,047	carsales.com Ltd.	158,673
96,536	Cash Converters International Ltd.	25,486
3,423	Cedar Woods Properties Ltd.	13,446
187,629	Challenger Ltd.	1,928,826
3,287,015	Charter Hall Retail REIT(d)	10,781,409
456,872	Cleanaway Waste Management Ltd.	476,974
75,240	Coca-Cola Amatil Ltd.	495,982
8,941	Cochlear Ltd.	1,021,777
24,170	Collins Foods Ltd.	116,016
32,117	Computershare Ltd.	361,509
7,007	Corporate Travel Management Ltd.	125,173
2,184,574	Costa Group Holdings Ltd.	8,353,811
8,836	Credit Corp. Group Ltd.	119,887
30,098	CSG Ltd.	16,614
Shares		Value
AUSTRALIA (continued)
302,614	CSR Ltd.	$948,998
17,343	Decmil Group Ltd.	11,377
15,520	Domino’s Pizza Enterprises Ltd.	661,897
2,862	Doray Minerals Ltd.(b)	446
333,327	Downer EDI Ltd.	1,695,968
51,932	DuluxGroup Ltd.	273,786
307,875	Emeco Holdings Ltd.(b)	34,482
17	EQT Holdings Ltd.	237
32,208	Event Hospitality and Entertainment Ltd.	338,828
597,107	Evolution Mining Ltd.	1,060,462
715,392	Fairfax Media Ltd.	566,590
16,777	Finbar Group Ltd.	11,274
9,044	Flight Centre Travel Group Ltd.	314,731
11,536	G.U.D. Holdings Ltd.	110,284
12,222	G8 Education Ltd.	37,057
13,440	GBST Holdings Ltd.	35,482
50,395	GrainCorp Ltd. - Class A	351,959
16,663	Greencross Ltd.	76,916
7,628	GWA Group Ltd.	19,772
30,383	Hansen Technologies Ltd.	92,607
164,992	Harvey Norman Holdings Ltd.	576,812
78,568	Healthscope Ltd.	130,737
1,000	HFA Holdings Ltd.	2,047
87,213	HT&E Ltd.	181,403
39,987	Iluka Resources Ltd.	288,546
12,050	IMF Bentham Ltd.	18,605
721,969	Incitec Pivot Ltd.	1,848,241
89,744	Independence Group NL	216,104
40,796	Infomedia Ltd.	24,151
2,591,585	Inghams Group Ltd.	7,049,111
1,108,826	Invocare Ltd.(d)	12,330,145
53,982	IOOF Holdings Ltd.	434,015
22,132	Iress Ltd.	228,579
24,489	JB Hi-Fi Ltd.	509,567
35,487	Kingsgate Consolidated Ltd.(b)	6,530
37,216	MACA Ltd.	50,018
328,362	Macmahon Holdings Ltd.(b)	44,657
26,017	Macquarie Atlas Roads Group	115,724
16,274	Magellan Financial Group Ltd.	343,837
54,631	Mayne Pharma Group Ltd.(b)	41,957
18,709	McMillan Shakespeare Ltd.	214,779
87,069	Medibank Private Ltd.	189,462
35,316	Medusa Mining Ltd.(b)	8,335
11,923	Melbourne IT Ltd.	27,280
86,417	Metals X Ltd.(b)	56,344
100,744	Metcash Ltd.	211,159
53,989	Mineral Resources Ltd.	529,956
918,000	MMG Ltd.(b)	409,003
36,171	Monadelphous Group Ltd.	440,707
34,487	Mortgage Choice Ltd.	64,008
366,646	Myer Holdings Ltd.	222,921
1,050	MyState Ltd.	4,175
24,976	Navitas Ltd.	99,305
4,428	NetComm Wireless Ltd.(b)	5,916
120,898	New Hope Corp. Ltd.	154,749

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
AUSTRALIA (continued)
127,143	NIB Holdings Ltd.	$583,841
150,444	Northern Star Resources Ltd.	529,563
33,366	Nufarm Ltd.	225,821
170,332	OceanaGold Corp.	465,877
23,610	OFX Group Ltd.	30,976
92,294	Orica Ltd.	1,468,582
6,370	Orocobre Ltd.(b)	16,307
130,800	Orora Ltd.	288,806
124,310	OZ Minerals Ltd.	829,396
3,507	Pacific Current Group Ltd.	19,639
1,639,072	Pact Group Holdings Ltd.	7,513,506
143,129	Panoramic Resources Ltd.(b)	29,198
13,359	Peet Ltd.	12,718
5,607	Perpetual Ltd.	226,433
101,149	Perseus Mining Ltd.(b)	25,490
48,159	Platinum Asset Mangement Ltd.	210,744
85,726	PMP Ltd.	50,750
11,475	Premier Investments Ltd.	125,307
50,905	Primary Health Care Ltd.	138,054
22,727	Programmed Maintenance Services Ltd.	54,181
50,519	Qantas Airways Ltd.	215,009
194,951	Qube Holdings Ltd.	414,856
111,348	Quintis Ltd.(d)	26,724
31,502	RCG Corp Ltd.	23,059
35,352	RCR Tomlinson Ltd.(b)	106,056
30,974	Reckon Ltd.	37,169
10,325	Reckon Ltd.(b)(c)	991
8,332	Reece Ltd.	281,955
99,706	Regis Resources Ltd.	305,499
570	Reject Shop Ltd. (The)	2,230
102,446	Resolute Mining Ltd.	87,694
15,501	Retail Food Group Ltd.	60,144
101,020	Ridley Corp. Ltd.	115,567
4,184	Ruralco Holdings Ltd.	10,376
20,536	Sandfire Resources NL	95,123
177,820	Santos Ltd.(b)	482,248
222,211	Saracen Mineral Holdings Ltd.(b)	239,099
54,966	Seek Ltd.	751,935
11,618	Select Harvests Ltd.	45,543
16,377	Servcorp Ltd.	78,348
19,063	Seven Group Holdings Ltd.	182,395
63,604	Seven West Media Ltd.	41,215
6,302,616	Shopping Centres Australasia Property Group REIT	10,941,341
212,165	Sigma Healthcare Ltd.	162,943
55,963	Silver Lake Resources Ltd.(b)	19,923
9,054	Sirtex Medical Ltd.	116,543
182,372	Southern Cross Media Group Ltd.	193,314
112,599	Spark Infrastructure Group	225,198
4,882,556	Spotless Group Holdings Ltd.	4,491,952
62,936	St Barbara Ltd.(b)	136,445
237,816	Star Entertainment Group Ltd.	958,874
74,283	Steadfast Group Ltd.	153,914
Shares		Value
AUSTRALIA (continued)
202,284	Sundance Energy Australia Ltd.(b)	$10,681
37,756	Sunland Group Ltd.	54,067
22,520	Super Retail Group Ltd.	151,154
237,680	Tabcorp Holdings Ltd.	794,802
70,795	Tassal Group Ltd.	214,650
341,492	Tatts Group Ltd.	1,092,774
42,660	Technology One Ltd.	183,267
36,550	Ten Network Holdings Ltd.(b)(c)(d)	4,678
39,830	Thorn Group Ltd.	42,060
4,364	Tiger Resources Ltd.(b)(c)(d)	128
57,260	Tox Free Solutions Ltd.	109,481
113,205	Treasury Wine Estates Ltd.	1,103,070
207,285	Troy Resources Ltd.(b)	18,241
28,287	Village Roadshow Ltd.	90,971
492,324	Virgin Australia Holdings Ltd.(b)	68,925
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
21,545	Virtus Health Ltd.	96,694
100,763	Vocus Group Ltd.	281,330
8,496	Webjet Ltd.	78,299
50,095	Western Areas NL(b)	94,980
43,208	Westgold Resources Ltd.(b)	54,442
38,261	Whitehaven Coal Ltd.(b)	90,908
24,859	Worleyparsons Ltd.(b)	234,271
65,654	WPP AUNZ Ltd.	60,402
		107,993,675
AUSTRIA — 0.2%
1,139	Agrana Beteiligungs AG	154,385
16,739	ams AG	1,207,452
11,400	Andritz AG	698,650
14,478	Austria Technologie & Systemtechnik AG	192,128
23,704	BUWOG AG	696,888
5,680	CA Immobilien Anlagen AG	146,582
1,189	DO & CO AG	87,126
5,480	EVN AG	83,912
3,513	FACC AG(b)	42,543
1,017	Flughafen Wien AG	39,976
924	Kapsch TrafficCom AG	52,170
1,397	Lenzing AG	249,718
1,068	Mayr Melnhof Karton AG	140,969
8,170	Oesterreichische Post AG	376,371
1,990	Palfinger AG	92,935
5,197	POLYTEC Holding AG	95,943
646	Porr Ag	23,030
40,179	Raiffeisen Bank International AG(b)	1,185,289
6,198	RHI AG	234,202
516	Rosenbauer International AG	31,214
5,208	S IMMO AG	77,867
1,691	Schoeller-Bleckmann Oilfield Equipment AG(b)	128,115

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
AUSTRIA (continued)
1,824	Semperit AG Holding	$55,752
19,252	Strabag SE	854,300
26,142	Telekom Austria AG	236,217
333	UBM Development AG	15,327
34,188	UNIQA Insurance Group AG	354,005
17,738	Verbund AG	351,195
10,623	Vienna Insurance Group AG Wiener Versicherung Gruppe	320,423
38,117	Voestalpine AG	1,933,961
32,898	Wienerberger AG	757,082
1,597	Wolford AG	32,999
4,663	Zumtobel Group AG	92,461
		11,041,187
BELGIUM — 0.4%
10,580	Ackermans & van Haaren NV	1,913,753
1,443	Aedifica SA REIT	132,148
112,398	Ageas	5,064,789
57,651	AGFA - Gevaert NV(b)	268,962
320	Ascencio REIT	23,487
419	Atenor	23,960
96	Banque Nationale de Belgique	331,268
2,069	Barco NV	207,233
1,791	Befimmo SA REIT	111,161
21,523	Bekaert SA	1,040,811
15,744	Bpost SA	431,369
1,079	Celyad SA(b)	35,969
4,441	Cie d’Entreprises CFE	655,578
1,352	Cie Immobiliere de Belgique SA	84,186
1,861	Cofinimmo SA REIT	236,387
53,861	Colruyt SA	3,020,970
40,458	Deceuninck NV	165,857
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
9,907	D’ieteren SA NV	469,701
30,060	Econocom Group SA/NV(b)	229,807
2,685	Elia System Operator SA NV	157,463
78,187	Euronav NV	624,948
3,009	EVS Broadcast Equipment SA	122,267
6,493	Exmar NV	37,994
2,258	Fagron NV(b)	30,860
2,849	Galapagos NV(b)	226,978
101	Home Invest Belgium REIT	11,300
972	Intervest Offices & Warehouses NV REIT	26,229
2,507	Ion Beam Applications	88,855
460	Jensen-Group NV	22,267
3,601	Kinepolis Group NV	206,748
47	Lotus Bakeries	131,187
4,584	MDxHealth(b)	26,905
4,096	Melexis NV	352,413
547	Montea SCA REIT	31,318
9,629	Nyrstar NV(b)	62,534
21,787	Ontex Group NV	747,692
14,808	Orange Belgium SA	365,493
Shares		Value
BELGIUM (continued)
540	Picanol	$67,760
29,109	Proximus SADP	1,023,264
1,089	RealDolmen	34,008
23,950	Recticel SA	188,880
530	Resilux	94,175
624	Retail Estates NV REIT	56,384
32,557	Rezidor Hotel Group AB	125,408
333	Sapec	23,566
4,395	Sioen Industries NV	152,546
2,261	Sipef NV	166,348
4,857	Telenet Group Holding NV(b)	339,175
222	TER Beke SA	46,621
15,725	Tessenderlo Chemie NV(b)	690,438
19,185	Umicore SA	1,541,632
1,138	Van de Velde NV	61,303
6,098	Viohalco SA(b)	19,873
1,885	Warehouses De Pauw CVA REIT	209,288
95	Wereldhave Belgium NV REIT	11,238
		22,572,754
BERMUDA — 0.9%
393,325	Argo Group International Holdings Ltd.(d)	23,579,834
72,422	Aspen Insurance Holdings Ltd.	3,534,194
8,668	Assured Guaranty Ltd.	390,147
76,330	Axis Capital Holdings Ltd.	4,929,391
26,400	Bank Of NT Butterfield & Son Ltd. (The)	899,976
18,500	Blue Capital Reinsurance Holdings Ltd.	357,050
400	Enstar Group Ltd.(b)	81,040
19,650	Everest Re Group Ltd.	5,155,964
102,290	Hiscox Ltd.	1,751,800
28,900	James River Group Holdings Ltd.	1,160,624
60,163	Maiden Holdings Ltd.	667,809
7,258	Marvell Technology Group Ltd.	112,934
35,842	RenaissanceRe Holdings Ltd.	5,265,548
3,009	Third Point Reinsurance Ltd.(b)	43,781
2,929	Triton International Ltd.	105,620
72,172	Validus Holdings Ltd.	3,882,132
197,400	Wilson Sons Ltd. - BDR(d)	2,221,925
4,386	XL Group Ltd.	194,738
		54,334,507
BRAZIL — 0.5%
17,400	AES Tiete Energia SA - Units	78,397
22,467	Aliansce Shopping Centers SA(b)	119,383
32,600	Alpargatas SA - Preference Shares	154,200
6,100	Alupar Investimento SA - Units	35,720
6,100	Arezzo Industria e Comercio SA	70,422
13,878	B2W Cia Digital(b)	59,413
53,000	Banco ABC Brasil SA - Preference Shares	275,848

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
BRAZIL (continued)
127,187	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	$595,485
16,000	Banco Industrial e Comercial SA - Preference Shares(b)(c)(d)	42,535
15,200	Banco Pan SA - Preference Shares(b)	9,164
12,447	Banco Pine SA - Preference Shares(b)	12,254
56,005	BR Malls Participacoes SA	238,327
10,249	BR Properties SA	32,045
25,100	Brasil Brokers Participacoes SA(b)	8,935
8,562	Brasil Brokers Participacoes SA - BDR	3,130
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	32,405
27,600	Braskem SA - Class A, Preference Shares	331,021
44,826	Cia Brasileira de Distribuicao - Preference Shares(b)	1,049,081
1,850	Cia de Gas de Sao Paulo - COMGAS - Class A, Preference Shares	27,883
9,400	Cia de Locacao das Americas	33,761
27,700	Cia de Saneamento Basico do Estado de Sao Paulo	298,199
6,100	Cia de Saneamento de Minas Gerais-COPASA	83,137
24,500	Cia de Saneamento do Parana - Preference Shares	82,653
3,700	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	83,282
2,400	Cia Energetica de Minas Gerais	6,673
63,300	Cia Energetica de Minas Gerais - Preference Shares	172,543
17,200	Cia Energetica de Sao Paulo - Class B, Preference Shares	85,990
1,833	Cia Energetica do Ceara - Class A, Preference Shares	28,039
16,200	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	63,587
31,800	Cia Hering	216,191
1,700	Cia Paranaense de Energia	11,568
8,700	Cia Paranaense de Energia - Class B, Preference Shares	72,343
360,200	Cia Siderurgica Nacional SA(b)	883,650
17,400	Cosan Logistica SA(b)	41,961
17,800	Cosan SA Industria e Comercio	205,493
9,600	CVC Brasil Operadora e Agencia de Viagens SA	108,827
92,588	Cyrela Brazil Realty SA Empreendimentos e Participacoes	365,204
Shares		Value
BRAZIL (continued)
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes(b)	$1,283
30,000	Direcional Engenharia SA	54,163
267,595	Duratex SA	686,504
22,800	EcoRodovias Infraestrutura e Logistica SA	78,745
25,500	EDP - Energias do Brasil SA	117,591
7,300	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	33,289
205,772	Embraer SA	1,045,901
13,300	Engie Brasil Energia SA	149,022
16,700	Equatorial Energia SA	303,437
29,000	Estacio Participacoes SA	189,716
34,800	Eternit SA(b)	14,508
75,900	Even Construtora e Incorporadora SA(b)	110,746
20,600	Ez Tec Empreendimentos e Participacoes SA	129,611
417,018	Fibria Celulose SA	4,425,137
28,600	Fleury SA	271,477
8,000	Fras-Le SA	11,801
3,600	GAEC Educacao SA	19,614
34,100	Gerdau SA	116,570
274,800	Gerdau SA - Preference Shares	942,922
8,200	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	23,614
12,200	Grendene SA	102,933
3,100	Guararapes Confeccoes SA	103,080
66,400	Helbor Empreendimentos SA(b)	48,123
45,131	Hypermarcas SA	403,789
10,300	Iguatemi Empresa de Shopping Centers SA	120,990
44,800	International Meal Company Alimentacao SA(b)	107,462
41,472	Iochpe-Maxion SA	225,158
48,100	JHSF Participacoes SA(b)	28,227
7,000	JSL SA(b)	17,397
65,500	Klabin SA - Units	333,765
270,784	Kroton Educacional SA	1,312,955
9,000	Light SA(b)	65,227
181,000	Linx SA	999,509
20,575	Localiza Rent a Car SA	341,642
33,406	Lojas Americanas SA	138,730
15,044	Lojas Americanas SA - Preference Shares	75,356
127,053	Lojas Renner SA	1,195,829
20,700	M Dias Branco SA	335,823
13,800	Magnesita Refratarios SA	153,429
187,800	Mahle-Metal Leve SA	1,025,015
258,700	Marcopolo SA - Preference Shares	270,451
87,684	Marfrig Global Foods SA(b)	181,647
12,201	Marisa Lojas SA(b)	22,850

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
BRAZIL (continued)
24,900	Mills Estruturas e Servicos de Engenharia SA(b)	$31,780
11,800	Minerva SA	47,225
115,600	MRV Engenharia e Participacoes SA	533,450
10,000	Multiplan Empreendimentos Imobiliarios SA	230,891
6,500	Multiplus SA	81,314
30,900	Natura Cosmeticos SA	248,421
33,761	Odontoprev SA	141,395
110,000	Ouro Fino Saude Animal Participacoes SA(b)(d)	952,427
48,400	Paranapanema SA(b)	25,144
87,155	Porto Seguro SA	875,086
60,000	Portobello SA	72,731
7,000	Profarma Distribuidora de Produtos Farmaceuticos SA(b)	17,599
58,000	Qualicorp SA	609,508
8,400	Raia Drogasil SA	186,245
70,700	Randon Participacoes SA - Preference Shares	119,029
714	Restoque Comercio e Confeccoes de Roupas SA(b)	8,472
6,200	Rodobens Negocios Imobiliarios SA(b)	10,637
10,090	Rumo SA(b)	33,360
21,750	Santos Brasil Participacoes SA(b)	14,717
37,200	Sao Martinho SA	209,957
6,300	Ser Educacional SA	51,518
16,500	SLC Agricola SA	115,138
11,600	Smiles SA	240,641
2,800	Sonae Sierra Brasil SA	17,841
14,900	Springs Global Participacoes SA(b)	48,976
193,612	Sul America SA - Units	1,099,578
116,559	Suzano Papel e Celulose SA - Class A, Preference Shares	525,167
15,000	T4F Entretenimento SA	30,064
7,400	Technos SA	9,801
31,726	Tecnisa SA(b)	23,807
68,500	Tim Participacoes SA	232,408
17,621	Totvs SA	169,466
32,800	TPI - Triunfo Participacoes e Investimentos SA(b)	42,284
23,200	Transmissora Alianca de Energia Eletrica SA - Units	171,116
32,900	Tupy SA	154,037
7,900	Unipar Carbocloro SA - Preference Shares	23,029
3,700	Usinas Siderurgicas de Minas Gerais SA(b)	12,328
60,700	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares(b)	101,415
Shares		Value
BRAZIL (continued)
3,410	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$18,470
68,100	Via Varejo SA - Units	311,198
12,400	Wiz Solucoes e Corretagem de Seguros SA	78,734
		30,280,191
CAMBODIA — 0.0%
320,000	NagaCorp Ltd.	194,602
CANADA — 2.4%
2,275	Absolute Software Corp.	14,507
2,408	Acadian Timber Corp.	35,538
83,136	Advantage Oil & Gas Ltd.(b)	571,466
27,538	Aecon Group, Inc.	332,643
1,900	AG Growth International, Inc.	85,266
20,000	AGF Management Ltd. - Class B	120,152
3,110	AGT Food & Ingredients, Inc.	63,435
12,300	Aimia, Inc.	14,305
2,500	Air Canada(b)	39,763
1,200	AirBoss of America Corp.	12,753
1,500	Akita Drilling Ltd. - Class A	8,747
40,768	Alamos Gold, Inc. - Class A	288,736
2,681	Algoma Central Corp.	26,235
44,100	Algonquin Power & Utilities Corp.	471,508
2,050	Alio Gold, Inc.(b)	8,615
19,458	AltaGas Ltd.	452,915
4,000	Altus Group Ltd.	82,005
1,400	Andrew Peller Ltd.	12,464
60,010	ARC Resources Ltd.	827,409
7,300	Atco Ltd. - Class I	271,741
51,400	Athabasca Oil Corp.(b)	42,876
15,400	ATS Automation Tooling Systems, Inc.(b)	165,518
2,554	AutoCanada, Inc.	41,134
2,400	Avigilon Corp.(b)	27,297
267,386	B2Gold Corp.(b)	671,280
2,400	Badger Daylighting Ltd.	50,974
3,600	Banro Corp.(b)	1,530
45,509	Baytex Energy Corp.(b)	127,743
10,540	Bellatrix Exploration Ltd.(b)	26,376
60,900	Birchcliff Energy Ltd.	297,967
15,800	Black Diamond Group Ltd.	33,710
176,217	BlackBerry Ltd.(b)	1,652,277
59,048	BlackPearl Resources, Inc.(b)	46,888
700	Boardwalk Real Estate Investment Trust, REIT	26,843
8,400	Bombardier, Inc. - Class A(b)	17,181
76,155	Bombardier, Inc. - Class B(b)	153,318
90,485	Bonavista Energy Corp.	227,165
11,285	Bonterra Energy Corp.	152,066
8,200	Boralex, Inc. - Class A	146,472
1,328,652	CAE, Inc.	22,518,080
16,500	Calfrac Well Services Ltd.(b)	44,732

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CANADA (continued)
500	Calian Group Ltd.	$11,221
3,825	Callidus Capital Corp.	46,603
40,400	Cameco Corp.	413,802
18,300	Canaccord Genuity Group, Inc.	92,032
35,750	Canacol Energy Ltd.(b)	128,749
6,800	Canadian Apartment Properties REIT	176,770
3,400	Canadian Real Estate Investment Trust REIT	123,019
22,300	Canadian Western Bank	500,822
26,643	Canfor Corp.(b)	447,060
11,757	Canfor Pulp Products, Inc.	111,370
8,000	CanWel Building Materials Group Ltd.	39,463
72,367	Capstone Mining Corp.(b)	69,653
14,000	Cardinal Energy Ltd.	52,216
43,552	Cascades, Inc.	536,911
5,000	CCL Industries, Inc. - Class B	239,703
31,157	Celestica, Inc.(b)	370,360
67,326	Centerra Gold, Inc.	359,108
2,472	Cervus Equipment Corp.	24,249
45,555	CES Energy Solutions Corp.	232,753
2,700	Chesswood Group Ltd.	29,301
13,300	CI Financial Corp.	289,736
7,377	Cineplex, Inc.	290,938
66,800	City Office REIT Inc.	849,028
3,297	Clearwater Seafoods, Inc. - Units	29,459
6,800	Cogeco Communications Inc.	475,059
3,464	Cogeco, Inc.	212,216
9,700	Colliers International Group, Inc.	522,442
6,500	Cominar Real Estate Investment Trust	68,506
10,425	Computer Modelling Group Ltd.	79,186
49,000	Copper Mountain Mining Corp.(b)	39,302
1,912	Corby Spirit and Wine Ltd.	33,739
3,800	Corus Entertainment, Inc. - Class B	42,183
50,217	Cott Corp.	779,386
105,700	Crescent Point Energy Corp.	830,848
18,491	Crew Energy, Inc.(b)	60,215
9,900	CRH Medical Corp.(b)	32,477
48,220	Delphi Energy Corp.(b)	47,572
10,500	Denison Mines Corp.(b)	5,474
6,900	Descartes Systems Group, Inc. (The)(b)	173,116
35,700	Detour Gold Corp.(b)	448,988
4,300	DHX Media Ltd.	22,418
7,832	DHX Media Ltd. - Variable Voting	40,770
23,126	Dominion Diamond Corp.	325,484
11,361	Dorel Industries, Inc. - Class B	300,166
23,639	Dundee Precious Metals, Inc.(b)	49,866
Shares		Value
CANADA (continued)
91,300	ECN Capital Corp.	$289,992
664	E-L Financial Corp. Ltd.	448,436
9,887	Eldorado Gold Corp.	20,936
91,300	Element Fleet Management Corp.	691,295
33,669	Empire Co. Ltd. - Class A	547,130
18,173	EnerCare, Inc.	305,228
41,281	Enerflex Ltd.	570,832
26,031	Enerplus Corp.	234,890
2,342	Enghouse Systems Ltd.	100,367
20,817	Ensign Energy Services, Inc.	111,369
12,718	Entertainment One Ltd.	40,054
17,570	Epsilon Energy Ltd.(b)	44,462
3,142	Equitable Group, Inc.	138,054
2,800	Evertz Technologies Ltd.	39,864
3,224	Exchange Income Corp.	74,578
8,800	Exco Technologies Ltd.	78,207
38	EXFO, Inc.(b)	156
10,800	Extendicare, Inc.	82,207
1,000	Fiera Capital Corp.	11,550
76,082	Finning International, Inc.	1,531,099
7,834	First Capital Realty Inc.	128,184
21,951	First Majestic Silver Corp.(b)	180,643
1,563	First National Financial Corp.	31,341
202,903	First Quantum Minerals Ltd.	2,242,634
9,700	FirstService Corp. - Voting Shares	625,141
35,000	Fortuna Silver Mines, Inc.(b)	174,895
1,000	GDI Integrated Facility Services, Inc.(b)	12,232
23,321	Genworth MI Canada, Inc.	680,317
11,624	Gibson Energy, Inc.	151,319
3,400	Gluskin Sheff + Associates, Inc.	46,279
481	GMP Capital, Inc.(b)	1,157
400	goeasy Ltd.	8,961
12,981	Golden Star Resources Ltd.(b)	8,850
74,729	Gran Tierra Energy, Inc.(b)	175,621
6,598	Granite Oil Corp.	24,503
10,752	Great Canadian Gaming Corp.(b)	209,219
8,500	H&R Real Estate Investment Trust	143,854
10,074	Heroux-Devtek, Inc.(b)	107,224
4,040	High Liner Foods, Inc.	54,925
2,065	HNZ Group, Inc.(b)	23,486
10,700	Home Capital Group, Inc.	118,436
38,409	HudBay Minerals, Inc.	298,215
7,000	Hudson’s Bay Co.	59,908
80,964	IAMGOLD Corp.(b)	437,047
9,300	IMAX Corp.(b)	199,020
18,778	Imperial Metals Corp.(b)	57,535
36,900	Industrial Alliance Insurance and Financial Services, Inc.	1,711,888
667,548	Innergex Renewable Energy, Inc.	7,833,349
27,000	Interfor Corp.(b)	420,349

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CANADA (continued)
15,926	Intertape Polymer Group, Inc.	$306,960
18,416	Jean Coutu Group PJC, Inc. (The) Class A	306,946
10,100	Just Energy Group, Inc.	54,196
1,300	K-Bro Linen, Inc.	41,969
8,800	Kelt Exploration Ltd.(b)	47,220
20,366	Keyera Corp.	636,422
1,953	Kingsway Financial Services, Inc.(b)	11,905
514,345	Kinross Gold Corp.(b)	2,120,500
36,601	Kirkland Lake Gold Ltd.	379,294
16,100	Klondex Mines Ltd.(b)	51,267
14,535	Laurentian Bank of Canada	631,531
8,626	Leon’s Furniture Ltd.	124,815
17,910	Linamar Corp.	981,584
5,500	Liquor Stores NA Ltd.	44,159
70,300	Lucara Dianmond Corp.	151,116
1,327	Lululemon Athletica, Inc.(b)	81,796
164,691	Lundin Mining Corp.	1,184,903
7,862	MacDonald Dettwiler & Associates Ltd.	445,897
7,130	Magellan Aerospace Corp.	113,863
500	Mainstreet Equity Corp.(b)	15,035
24,900	Major Drilling Group International, Inc.(b)	164,569
152,729	Mandalay Resources Corp.	47,776
19,300	Maple Leaf Foods, Inc.	533,449
28,898	Martinrea International, Inc.	233,409
2,100	Mediagrif Interactive Technologies, Inc.	25,198
6,800	Medical Facilities Corp.	71,123
12,500	MEG Energy Corp.(b)	51,333
2,123	Melcor Developments Ltd.	24,436
2,617	Mercer International, Inc.	28,787
13,200	Methanex Corp.(e)	584,760
1,803	Methanex Corp.(e)	79,944
6,054	Mitel Networks Corp.(b)	51,569
10,302	Morneau Shepell, Inc.	170,798
2,186	MTY Food Group, Inc.	82,513
38,700	Mullen Group Ltd.	495,410
7,829	New Flyer Industries, Inc.	319,188
200,658	New Gold, Inc.(b)	671,140
9,600	Newalta Corp.(b)	9,779
4,802	Norbord, Inc.	170,434
10,846	North West Co., Inc. (The)	265,680
16,129	Northland Power, Inc.	300,393
324,613	Northview Apartment Real Estate Investment Trust(d)	5,439,074
2,700	NorthWest Healthcare Properties Real Estate Investment Trust	22,999
65,000	NuVista Energy Ltd.(b)	333,146
85,845	Obsidian Energy Ltd.(b)	101,217
1,600	Onex Corp.	128,218
8,600	Osisko Gold Royalties Ltd.	110,436
39,373	Pan American Silver Corp.	663,270
Shares		Value
CANADA (continued)
4,839	Paramount Resources Ltd. - Class A(b)	$77,548
54,424	Parex Resources, Inc.(b)	669,632
45,056	Parkland Fuel Corp.	966,712
14,000	Pason Systems, Inc.	204,371
91,322	Pengrowth Energy Corp.(b)	68,853
21,800	Peyto Exploration & Development Corp.	387,478
5,653	Pizza Pizza Royalty Corp.	76,038
56,600	Precision Drilling Corp.(b)	164,341
6,936	Premium Brands Holdings Corp.	500,861
6,820	Pulse Seismic, Inc.(b)	14,004
6,200	Pure Industrial Real Estate Trust REIT	31,678
54,800	Quarterhill, Inc.	78,678
26,700	Quebecor, Inc. - Class B	925,372
14,785	Questerre Energy Corp. - Class A(b)	8,776
7,600	Raging River Exploration Inc.(b)	48,706
10,943	RB Energy, Inc.(b)(d)	8
6,831	Reitmans (Canada) Ltd. - Class A	25,039
13,200	Richelieu Hardware Ltd.	344,412
20,367	Richmont Mines, Inc.(b)	169,732
772,400	Ritchie Bros Auctioneers, Inc.(e)	21,804,852
369,843	Ritchie Bros. Auctioneers, Inc.(e)	10,441,928
3,100	Rocky Mountain Dealerships, Inc.	25,088
26,754	Rogers Sugar, Inc.	137,552
13,600	Russel Metals, Inc.	272,055
33,588	Sandstorm Gold Ltd.(b)	138,474
125,000	Sandvine Corp.	439,142
27,414	Secure Energy Services, Inc.	207,130
118,801	SEMAFO, Inc.(b)	286,819
173	Seven Generations Energy Ltd. - Class A(b)	3,007
11,300	ShawCor Ltd.	253,236
76,500	Sherritt International Corp.(b)	52,769
6,082	Sienna Senior Living, Inc.	83,858
12,100	Sierra Wireless, Inc.(b)	356,279
3,400	Smart Real Estate Investment Trust REIT	85,522
5,900	SNC-Lavalin Group, Inc.	259,851
28,809	Spartan Energy Corp.(b)	147,656
28,100	Sprott, Inc.	51,613
48,544	SSR Mining, Inc.(b)	471,910
16,309	Stantec, Inc.	415,173
11,915	Stars Group, Inc. (The)(b)	211,302
7,060	Stella-Jones, Inc.	247,065
500	Strad Energy Services Ltd.(b)	557
15,100	Street Capital Group, Inc.(b)	13,807
2,100	Stuart Olson, Inc.	8,961
22,548	Student Transportation, Inc.	132,747

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CANADA (continued)
19,026	SunOpta, Inc.(b)	$181,600
20,300	Superior Plus Corp.	177,966
42,709	Surge Energy, Inc.	74,336
32,400	Tamarack Valley Energy Ltd.(b)	60,811
15,975	Tembec, Inc.(b)	58,172
35,198	Teranga Gold Corp.(b)	90,059
21,164	TFI International, Inc.	497,547
2,400	Theratechnologies, Inc.(b)	15,015
4,501	TMX Group Ltd.	238,633
49,300	TORC Oil & Gas Ltd.	221,835
20,645	Toromont Industries Ltd.	766,519
17,764	Total Energy Services, Inc.	172,404
64,386	Tourmaline Oil Corp.(b)	1,427,931
28,778	TransAlta Corp.	188,049
393,871	Transalta Renewables, Inc.	4,618,724
30,590	Transcontinental, Inc. - Class A	623,700
55,852	Trican Well Service Ltd.(b)	163,513
5,600	Trilogy Energy Corp.(b)	23,761
8,684	Trinidad Drilling Ltd.(b)	12,468
101,200	Turquoise Hill Resources Ltd.(b)	332,801
6,497	Uni-Select, Inc.	151,644
3,080	Valener, Inc.	53,262
11,731	Vermilion Energy, Inc.	386,603
3,202	Wajax Corp.	60,226
63,793	Waste Connections, Inc.	4,146,097
20,400	Wesdome Gold Mines Ltd.(b)	40,252
7,900	West Fraser Timber Co. Ltd.	419,791
12,400	Western Energy Services Corp.(b)	14,322
148,038	Western Forest Products, Inc.	294,473
6,800	Westjet Airlines Ltd.	135,536
8,613	Westshore Terminals Investment Corp.	163,037
68,824	Whitecap Resources, Inc.	508,417
4,348	Winpak Ltd.	186,684
327,069	WSP Global, Inc.	13,276,890
416	Xtreme Drilling Corp.(b)	667
399,266	Yamana Gold, Inc.	1,040,798
19,314	Yellow Pages Ltd.(b)	101,314
6,007	ZCL Composites, Inc.	63,985
		153,004,467
CHILE — 0.1%
253,140	AES Gener SA	94,062
1,830,940	Aguas Andinas SA - Class A	1,155,246
64,494	Antofagasta Plc	804,984
61,605	Banmedica SA	149,900
107,384	Besalco SA	109,071
49,097	CAP SA	517,574
18,740	Cia Cervecerias Unidas SA	249,781
4,698,243	Cia Sud Americana de Vapores SA(b)	217,997
47,017	Coca-Cola Embonor SA - Class B, Preference Shares	115,410
465,357	Colbún SA	108,857

Shares		Value
CHILE (continued)
49,505	Embotelladora Andina SA - Class B, Preference Shares	$225,511
31,201	Empresa Nacional de Telecomunicaciones SA	355,278
17,319	Empresas Hites SA	19,990
493,391	Empresas La Polar SA(b)	55,710
1,369,725	Enel Chile SA	149,348
756,521	Engie Energia Chile SA	1,647,420
364,029	Enjoy SA(b)	25,367
10,794	Forus SA	38,869
134,414	Grupo Security SA	50,887
282,124	Inversiones Aguas Metropolitanas SA	492,791
3,978	Inversiones La Construccion SA	53,261
37,586,978	Itau CorpBanca	356,324
273,781	Masisa SA(b)	20,435
6,895	Parque Arauco SA	18,125
49,518	PAZ Corp. SA	58,984
141,573	Salfacorp SA	186,719
128,406	Sigdo Koppers SA	195,631
507,222	Sociedad Matriz SAAM SA	54,212
29,332	Socovesa SA	15,393
28,425	SONDA SA	54,016
29,577	Vina Concha y Toro SA	47,657
		7,644,810
CHINA — 1.6%
22,302	21Vianet Group, Inc. - ADR(b)	99,467
3,212	500.Com Ltd. - Class A - ADR(b)	38,126
2,280	51Job, Inc. - ADR(b)	112,313
9,841	58.Com Inc. - ADR(b)	502,383
1,211,250	Agile Property Holdings Ltd.	1,442,186
498,000	Aluminum Corp. of China Ltd. - H Shares(b)	312,414
328,000	Angang Steel Co. Ltd. - H Shares	266,236
32,000	Anhui Expressway Co. Ltd. - H Shares	24,172
161,000	ANTA Sports Products Ltd.	552,415
410,000	Anton Oilfield Services Group(b)	39,369
270,500	Asia Cement China Holdings Corp.	91,427
128,000	Asia Plastic Recycling Holding Ltd.	58,711
164,000	AVIC International Holdings Ltd.	84,196
655,000	AviChina Industry & Technology Co. - H Shares	401,681
591,500	Baic Motor Corp. Ltd.	532,371
94,500	Bank of Chongqing Co. Ltd. - H Shares	81,908
104,000	Baoye Group Co. Ltd. - H Shares(b)	80,688
1,408,000	BBMG Corp. - H Shares	710,237

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
590,000	Beijing Capital International Airport Co. Ltd. - H Shares	$929,098
446,000	Beijing Capital Land Ltd. - H Shares	235,254
100,000	Beijing Jingneng Clean Energy Co. Ltd. - H Shares	28,934
254,000	Beijing North Star Co. Ltd. - H Shares	103,085
34,000	Beijing Urban Construction Design & Development Group Co. Ltd.	22,418
1,220,000	Best Pacific International Holdings Ltd.	666,948
8,082	Bitauto Holdings Ltd. - ADR(b)	255,391
1,597,500	Bloomage BioTechnology Corp. Ltd.	2,990,148
3,654,000	Boer Power Holdings Ltd.(b)(d).	1,071,294
358,000	BYD Electronic International Co. Ltd.	904,763
171,000	CAR, Inc.(b)	148,871
5,000	Cayman Engley Industrial Co. Ltd.	28,067
645,656	Central China Real Estate Ltd.(b)	194,256
120,000	Central China Securities Co. Ltd.	54,694
32,000	Changshouhua Food Co. Ltd.	15,978
3,467	Changyou.Com Ltd. - ADR(b)	146,758
237,000	Chaowei Power Holdings Ltd.	134,418
908,000	Chigo Holding Ltd.(b)	11,392
70,000	China Animal Healthcare Ltd.(b)(c)(d)	8,738
1,116,000	China Aoyuan Property Group Ltd.	478,645
528,000	China BlueChemical Ltd. - H Shares	148,717
451,000	China Coal Energy Co. Ltd. - H Shares	222,879
656,000	China Communications Services Corp. Ltd. - H Shares	356,942
24,500	China Conch Venture Holdings Ltd.	45,545
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	14,407
268,000	China Energy Engineering Corp. Ltd.	49,065
7,334,600	China Everbright Water Ltd.(d)	2,652,071
186,000	China Financial Services Holdings Ltd.	16,431
28,000	China Fordoo Holdings Ltd.(b)	20,863
29,004	China Gold International Resources Corp. Ltd.(b)	44,201
25,638	China Great Star International Ltd.(b)	30,929
124,000	China Greenland Broad Greenstate Group Co. Ltd.	31,116
130,000	China Hanking Holdings Ltd.	18,142
Shares		Value
CHINA (continued)
592,500	China Harmony New Energy Auto Holding Ltd.(b)	$285,979
259,000	China Hongqiao Group Ltd.(c)(d)	175,329
472,000	China Huishan Dairy Holdings Co. Ltd.(c)(d)	471
223,500	China Huiyuan Juice Group Ltd.(b)	69,533
244,800	China International Capital Corp. Ltd.	389,885
65,000	China International Marine Containers Group Co. Ltd. - H Shares	135,978
32,000	China ITS Holdings Co. Ltd.(b)	2,499
2,496,000	China Lesso Group Holdings. Ltd.	1,760,762
151,000	China Lilang Ltd.	101,301
233,000	China Longyuan Power Group Corp. - H Shares	170,630
76,000	China Maple Leaf Educational Systems Ltd.	60,911
138,000	China Medical System Holdings Ltd.	235,689
70,000	China Meidong Auto Holdings Ltd.	24,197
321,000	China Mengniu Dairy Co. Ltd.	625,495
2,022,084	China National Building Material Co. Ltd. - H Shares	1,234,872
975,000	China National Materials Co. Ltd. - H Shares	395,702
232,000	China Oilfield Services Ltd.	197,818
241,000	China Railway Signal & Communication Corp. Ltd.	188,522
1,572,000	China Reinsurance Group Corp.	368,305
232,000	China Sanjiang Fine Chemicals Co. Ltd.	73,365
6,735,400	China SCE Property Holdings Ltd.	3,294,058
248,000	China Shengmu Organic Milk Ltd.(b)	45,721
91,000	China Shineway Pharmaceutical Group Ltd.	91,107
116,000	China Silver Group Ltd.	21,386
320,000	China Southern Airlines Co. Ltd. - H Shares	244,175
236,500	China Sunshine Paper Holdings Co. Ltd.	63,888
196,000	China Suntien Green Energy Corp. Ltd. - H Shares	41,404
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	4,252
571,000	China Yurun Food Group Ltd.(b)	73,835
652,500	China ZhengTong Auto Services Holdings Ltd.	644,915
918,000	China Zhongwang Holdings Ltd.	457,190

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
310,000	Chinasoft International Ltd.	$170,264
7,000	Chlitina Holding Ltd.	29,789
364,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	47,534
1,784,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,315,594
58,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(b)	7,574
1,930,000	CIFI Holdings Group Co. Ltd.	1,099,567
63,000	Cogobuy Group(b)	37,586
22,000	Coland Holdings Ltd.	29,216
36,000	Colour Life Services Group Co. Ltd.	25,442
85,000	Consun Pharmaceutical Group Ltd.	68,885
1,015,600	Coolpad Group Ltd.(b)(c)(d)	40,607
792,093	COSCO Shipping Development Co. Ltd. - H Shares(b)	187,608
728,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	410,099
300,000	COSCO Shipping Holdings Co. Ltd. - H Shares(b)	186,281
330,000	Cosmo Lady China Holdings Co. Ltd.	123,368
5,217,000	CPMC Holdings Ltd.(d)	2,584,856
319,000	CRCC High-Tech Equipment Corp. Ltd.	115,580
668,000	CSPC Pharmaceutical Group Ltd.	1,041,665
11,190,000	CT Environmental Group Ltd.	2,005,684
104,000	Da Ming International Holdings Ltd.	43,407
324,000	Dali Foods Group Co. Ltd.	195,376
645,000	Dalian Port PDA Co. Ltd. - H Shares	118,087
192,000	Daphne International Holdings Ltd.(b)	17,207
244,000	Datang International Power Generation Co .Ltd. - H Shares(b)	83,095
200,000	Differ Group Holding Co. Ltd.(b)	14,851
37,200	Dongfang Electric Corp. Ltd. - H Shares(b)	39,530
342,000	Dongfeng Motor Group Co. Ltd. - H Shares	419,028
459,000	Dongyue Group Ltd.	213,904
2,416,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	1,193,957
9,178	Ehi Car Services Ltd. - ADR(b)	87,007
56,000	ENN Energy Holdings Ltd.	380,345
1,567,500	Fantasia Holdings Group Co. Ltd.	228,779
826,000	FIH Mobile Ltd.	276,010
Shares		Value
CHINA (continued)
4,194,000	Fu Shou Yuan International Group Ltd.	$2,582,724
617,600	Fufeng Group Ltd.	377,164
1,214,000	Future Land Development Holdings Ltd.	505,134
51,600	Fuyao Glass Industry Group Co. Ltd.	176,056
86,000	Golden Eagle Retail Group Ltd.	111,205
3,278,600	GOME Electrical Appliances Holdings Ltd.	394,567
434,000	Goodbaby International Holdings Ltd.	212,810
46,951	Grand Baoxin Auto Group Ltd.(b)	23,924
223,000	Greatview Aseptic Packaging Co. Ltd.	128,476
6,600	Green Seal Holding Ltd.	19,344
351,000	Greenland Hong Kong Holdings Ltd.	130,320
215,500	Greentown China Holdings Ltd.	277,004
2,740,000	Greentown Service Group Co. Ltd.	1,487,376
61,000	Guangdong Yueyun Transportation Co. Ltd. - H Shares	39,829
194,000	Guangshen Railway Co. Ltd. - H Shares	99,846
28,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	73,846
684,400	Guangzhou R&F Properties Co. Ltd. - H Shares	1,223,207
58,000	Guolian Securities Co. Ltd. - H Shares	29,331
116,000	Haitian International Holdings Ltd.	332,668
150,000	Harbin Bank Co. Ltd. - H Shares(b)	47,626
228,000	Harbin Electric Co. Ltd. - H Shares	126,102
41,000	Harmonicare Medical Holdings Ltd.	18,320
21,000	Health and Happiness H&H International Holdings Ltd.(b)	67,887
114,000	Hengan International Group Co. Ltd.	869,872
41,000	Hengshi Mining Investments Ltd.(b)	11,338
364,000	Hilong Holding Ltd.	61,515
29,000	Hiroca Holdings Ltd.	103,244
33,000	HNA Infrastructure Company Ltd. - H Shares	26,701
549,000	Honghua Group Ltd.(b)	49,201
82,000	HOSA International Ltd.	25,406
178,000	Huadian Fuxin Energy Corp. Ltd. - H Shares	39,425

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
124,000	Huadian Power International Corp. Ltd. - H Shares	$52,389
138,000	Huan Yue Interactive Holdings Ltd.(b)	10,777
2,110,000	Huaneng Renewables Corp. Ltd. - H Shares	642,930
303,000	Huishang Bank Corp. Ltd. - H Shares	147,411
16,100	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	16,469
1,036,000	Jiangnan Group Ltd.	78,256
90,000	Jiangsu Expressway Co. Ltd. - H Shares	130,665
169,000	Jiangxi Copper Co. Ltd. - H Shares	308,539
9,734	Jinkosolar Holding Co., Ltd. - ADR(b)	268,853
1,235,000	Kaisa Group Holdings Ltd.(b)	474,343
186,000	Kangda International Environmental Co. Ltd.	36,672
132,000	Kasen International Holdings Ltd.(b)	21,801
26,568	Kingcan Holdings Ltd.	26,880
116,000	Kingdee International Software Group Co. Ltd.(b)	48,267
755,000	KWG Property Holding Ltd.	560,634
92,100	Legend Holdings Corp.	241,133
1,686,000	Lenovo Group Ltd.	1,044,738
326,000	Leoch International Technology Ltd.	71,370
450,000	Leyou Technologies Holdings Ltd.(b)	110,616
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(b)	37,049
398,000	Lifetech Scientific Corp.(b)	87,643
10,140	Livzon Pharmaceutical Group, Inc.	55,823
850,000	Logan Property Holdings Co. Ltd.	736,736
460,000	Lonking Holdings Ltd.	150,177
149,500	Luye Pharma Group Ltd.	84,791
248,000	Maanshan Iron & Steel Co. Ltd. - H Shares(b)	120,336
512,000	Maoye International Holdings Ltd.	51,785
8,640,000	Microport Scientific Corp.(d)	6,813,950
126,000	Minth Group Ltd.	580,734
95,000	Mobile Internet China Holding Ltd.	25,420
358,000	Modern Land China Co. Ltd.	67,376
14,295	New Oriental Education & Technology Group, Inc. - ADR(b)	1,138,740
2,060	Noah Holdings Ltd. - ADR(b)	65,879
9,331	NQ Mobile, Inc. - Class A - ADR(b)	31,912
368,000	NVC Lighting Holdings Ltd.	40,989
5,000	On-Bright Electronics, Inc.	35,933
Shares		Value
CHINA (continued)
54,000	O-Net Technologies Group Ltd.(b)	$34,913
109,000	Ourgame International Holdings Ltd.(b)	28,050
324,000	Ozner Water International Holding Ltd.(b)	81,718
49,800	Pacific Online Ltd.	9,372
456,500	Parkson Retail Group Ltd.	73,640
6,173	Phoenix New Media Ltd. - ADR(b)	16,605
62,700	Poly Culture Group Corp. Ltd.	140,479
927,000	Powerlong Real Estate Holdings Ltd.	433,189
81,000	PW Medtech Group Ltd.(b)	18,459
34,000	Q Technology Group Co. Ltd.	36,695
147,000	Qingdao Port International Co. Ltd.	83,185
342,000	Qinhuangdao Port Co. Ltd.(b)	110,340
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,631
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,256
222,400	Red Star Macalline Group Corp. Ltd. - H Shares	230,919
140,000	Redco Properties Group Ltd.(b)	53,592
3,828,145	Renhe Commercial Holdings Co. Ltd.(b)	84,789
128,000	Ronshine China Holdings Ltd.(b)	140,441
322,000	Sany Heavy Equipment International Holdings Co. Ltd.(b)	61,425
1,512,480	Semiconductor Manufacturing International Corp.(b)	1,665,300
134,000	Shandong Chenming Paper Holdings Ltd. - H Shares	205,526
1,120,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	903,365
464,000	Shanghai Dasheng Agricultural Finance Technology Co. Ltd. - H Shares	42,178
1,702,000	Shanghai Electric Group Co. Ltd. - H Shares(b)	790,989
42,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	155,618
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(b)	16,162
30,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	16,631
10,300	Shanghai Haohai Biological Technology Co. Ltd.	54,462
745,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	213,720
175,800	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	465,901

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
510,000	Shanghai Prime Machinery Co. Ltd. - H Shares	$109,041
77,500	Shengjing Bank Co. Ltd. - H Shares	69,058
56,000	Shenzhen Expressway Co. Ltd. - H Shares	50,044
90,000	Shenzhou International Group Holdings Ltd.	602,051
1,031,881	Shui On Land Ltd.	257,614
1,106,000	Shunfeng International Clean Energy Ltd.(b)	60,180
64,000	Sichuan Expressway Co. Ltd. - H Shares	26,466
835,000	Sihuan Pharmaceutical Holdings Group Ltd.	351,712
6,000	Silergy Corp.	117,236
67,636	Sino Grandness Food Industry Group Ltd.(b)	10,980
1,857,562	Sino-Ocean Land Holdings Ltd.	1,039,272
337,000	Sinopec Engineering Group Co. Ltd. - H Shares	302,449
610,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	346,751
5,526,200	Sinosoft Technology Group Ltd(d)	1,662,643
1,144,000	Sinotrans Ltd. - H Shares	581,462
387,500	Sinotruk Hong Kong Ltd.	406,809
643,000	SOHO China Ltd.	350,691
8,914	Sohu.Com, Inc.(b)	506,583
294,000	Springland International Holdings Ltd.	56,837
100,000	Sun King Power Electronics Group	23,045
690,000	Sunac China Holdings Ltd.	1,837,456
226,000	Sunny Optical Technology Group Co. Ltd.	2,690,890
4,576	TAL Education Group - ADR	717,380
4,338	Tarena International, Inc. - ADR	83,723
255,000	Tenwow International Holdings Ltd.	47,991
36,000	Tian Shan Development Holdings Ltd.	14,611
340,000	Tiangong International Co. Ltd.	35,694
44,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	28,279
180,000	Tianneng Power International Ltd.	142,879
458,000	Tingyi Cayman Islands Holding Corp.	583,436
1,231,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	1,784,058
22,800	Tonly Electronics Holdings Ltd.	23,790
546,500	Travelsky Technology Ltd. - H Shares	1,448,322
210,000	Trigiant Group Ltd.	30,112
Shares		Value
CHINA (continued)
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	$3,037
42,000	Tsingtao Brewery Co. Ltd. - H Shares	180,135
686,400	Uni-President China Holdings Ltd.	533,421
64,954	Vipshop Holdings Ltd. - ADR(b)	798,934
888,000	Want Want China Holdings Ltd.	600,277
980,000	Weichai Power Co. Ltd. - H Shares	944,769
606,000	Welling Holding Ltd.	131,894
1,530,000	West China Cement Ltd.(b)	219,389
582,000	Wuzhou International Holdings Ltd.(b)	49,178
862,000	Xiamen International Port Co. Ltd. - H Shares	168,851
332,000	Xinchen China Power Holdings Ltd.(b)	50,581
453,101	Xingda International Holdings Ltd.	196,072
86,240	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	98,156
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	30,560
658,000	Xinyi Solar Holdings Ltd.	207,236
461,500	XTEP International Holdings Ltd.	171,937
34,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	75,000
218,000	Yanzhou Coal Mining Co. Ltd. - H Shares	214,628
397,000	Yashili International Holdings Ltd.(b)	71,666
4,735,000	Yestar Healthcare Holdings Co. Ltd.	2,412,723
15,000	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	36,872
10,088	Yirendai Ltd. - ADR(b)	385,967
300,500	Youyuan International Holdings Ltd.(b)	115,417
370,000	Yuanda China Holdings Ltd.(b)	6,963
182,000	Yuanshengtai Dairy Farm Ltd.(b)	9,320
42,000	Yunnan Water Investment Co. Ltd. - H Shares	18,605
2,796,760	Yuzhou Properties Co. Ltd.	1,661,413
4,979	YY Inc. - ADR(b)	355,999
151,000	Zhaojin Mining Industry Co. Ltd. - H Shares	123,919
112,000	Zhejiang Expressway Co. Ltd. - H Shares	139,806
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
32,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	$19,829
166,000	Zhong An Real Estate Ltd.(b)	54,194
342,500	Zhongsheng Group Holdings Ltd.	749,827
62,200	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	296,236
274,000	Zijin Mining Group Co. Ltd. - Class H	99,275
418,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	212,992
		99,944,371
CURACAO — 0.0%
64,422	Mouwasat Medical Services Co.(b)	2,581,067
CYPRUS — 0.0%
19,284	Songa Offshore(b)	85,839
DENMARK — 0.5%
12,953	ALK-Abello A/S	2,041,223
36,992	Alm Brand A/S	370,965
8,231	Amagerbanken A/S(b)(c)(d)	0
5,774	Ambu A/S - B Shares	376,370
7,172	Bang & Olufsen A/S(b)	125,579
7,336	Bavarian Nordic A/S(b)	480,523
1,269	Brodrene Hartmann A/S	77,769
64,640	Chr. Hansen Holding A/S	5,206,389
17,912	Columbus A/S	38,776
11,507	D/S Norden A/S(b)	228,226
14,882	Dfds A/S	848,776
8,115	FLSmidth & Co. A/S	496,672
66,435	GN Store Nord A/S	2,021,946
9,156	H. Lundbeck A/S	550,183
4,225	H+H International A/S - Class B(b)	72,297
825	Harboes Bryggeri A/S - Class B	15,627
3,694	IC Group A/S	84,379
79,872	ISS A/S	3,276,376
27,730	Jyske Bank A/S	1,737,801
14,676	Matas A/S	226,602
6,510	NKT A/S(b)	572,530
1,254	NNIT A/S	40,122
1,667	Nordjyske Bank A/S	31,842
907	Parken Sport & Entertainment A/S	12,488
12,552	Per Aarsleff A/S	312,689
7,650	Ringkjoebing Landbobank A/S	402,455
429	Rockwool International A/S - A Shares	92,598
2,414	Rockwool International A/S - B Shares	549,488
9,265	Royal Unibrew A/S	461,609
1,028	RTX A/S	26,509
7,654	Santa Fe Group A/S(b)	69,446
Shares		Value
DENMARK (continued)
7,068	Schouw & Co.	$776,301
8,811	SimCorp A/S	551,051
1,801	Solar A/S - Class B	107,219
28,027	Spar Nord Bank A/S	376,980
32,426	Sydbank A/S	1,352,320
535,068	TDC A/S	3,300,392
132	Tivoli A/S	12,733
21,852	TK Development A/S(b)	37,219
16,542	Topdanmark A/S(b)	565,860
33,337	Tryg A/S	751,936
17,964	William Demant Holding A/S(b)	477,820
		29,158,086
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	293,938
662	BankNordik P/F	13,383
		307,321
FINLAND — 0.4%
22,392	Afarak Group Oyj	20,941
5,418	Aktia Bank Oyj	59,071
4,177	Alma Media Oyj	32,042
11,177	Amer Sports Oyj	300,350
897	Asiakastieto Group Oyj	23,265
5,440	Aspo Oyj	58,087
6,463	Atria Oyj	86,455
954	BasWare Oyj(b)	45,343
12,077	Bittium Oyj	106,368
11,979	Cargotec Oyj - Class B	731,724
26,892	Caverion Corp.(b)	225,071
40,986	Citycon Oyj	111,594
22,539	Cramo Oyj	645,694
29,832	Elisa Oyj	1,227,903
862	Ferratum Oyj	23,470
37,096	Finnair Oyj	401,814
7,981	Fiskars Oyj Abp	200,484
12,148	F-Secure Oyj	55,222
10,645	HKScan Oyj - A Shares	38,057
21,678	Huhtamaki Oyj	840,185
2,500	Ilkka-Yhtyma Oyj	9,530
63,837	Kemira Oyj	804,820
2,280	Kesko Oyj - A Shares	115,735
13,340	Kesko OYJ - B Shares	674,785
35,936	Konecranes Oyj	1,604,643
9,896	Lassila & Tikanoja Oyj	225,394
2,070	Lemminkainen Oyj	61,997
75,818	Metsa Board Oyj	536,275
28,994	Metso Oyj	922,602
79,905	Neste Oyj	3,464,877
16,916	Nokian Renkaat Oyj	690,465
4,247	Olvi Oyj - Class A	149,470
27,474	Oriola Oyj - Class B	117,735
6,792	Orion Oyj - Class A	344,448
21,898	Orion Oyj - Class B	1,107,680
128,446	Outokumpu Oyj	1,081,103

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
FINLAND (continued)
25,811	Outotec Oyj(b)	$168,358
845	Ponsse Oyj	24,498
3,126	Poyry Oyj(b)	17,874
42,878	Raisio Oyj - V Shares	179,686
31,582	Ramirent Oyj	314,796
681	Revenio Group Oyj	29,820
55,220	Sanoma Oyj	513,802
7,186	SRV Group Oyj	38,280
8,661	Stockmann OYJ Abp - Class B(b)	75,051
293,089	Stora Enso Oyj - Class R	3,920,621
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	1,102
18,666	Technopolis Oyj	80,874
16,911	Tieto Oyj	536,514
8,844	Tikkurila Oyj	188,765
15,354	Uponor Oyj	247,921
3,684	Vaisala Oyj - Class A	176,974
32,072	Valmet Oyj	584,687
15,103	Wartsila Oyj Abp	1,003,899
32,499	YIT Oyj	276,038
		25,524,259
FRANCE — 1.9%
24,178	Accor SA	1,123,693
8,307	Actia Group	87,127
135,901	Air France-KLM(b)	1,839,652
1,984	Akka Technologies SA	108,367
12,747	Albioma SA	299,534
40,557	Alstom SA	1,454,020
353	Altarea SCA REIT	79,815
5,734	Alten SA	495,176
25,305	Altran Technologies SA	444,996
2,765	Amplitude Surgical SAS(b)	15,777
656	ANF Immobilier REIT	17,108
1,649	Antalis International SAS(b)	3,748
4,393	APRIL SA	67,605
304	Argan SA REIT	12,948
50,239	Arkema SA	5,720,088
4,208	Assystem	161,298
1,208	Aubay	43,902
911	Axway Software SA	26,163
612	Bastide le Confort Medical	28,617
12,712	Beneteau SA	218,428
1,510	Bigben Interactive(b)	17,339
1,991	BioMerieux	438,980
74,368	Boiron SA(d)	6,969,854
10,432	Bonduelle SCA	400,490
5,065	Bourbon SA	47,188
52,614	Bureau Veritas SA	1,198,660
130	Burelle SA	183,903
18,547	Casino Guichard Perrachon SA	1,131,605
479	Catering International Services	11,057
1,749	Cegedim SA(b)	66,876
548	CGG SA(b)	2,420
9,833	Chargeurs SA	285,070
Shares		Value
FRANCE (continued)
5,908	Cie des Alpes	$192,961
17,825	Coface SA(b)	168,809
74,184	Derichebourg SA	649,683
1,675	Devoteam SA	152,165
19,338	Edenred	508,208
35,398	Eiffage SA	3,429,844
410	Electricite de Strasbourg SA	58,000
19,910	Elior Group	528,308
21,415	Elis SA	518,048
1,851	Eramet(b)	116,901
1,990	Esso SA Francaise(b)	133,783
5,729	Euler Hermes Group	684,979
23,263	Europcar Groupe SA	338,450
64,218	Eutelsat Communications SA	1,740,121
1,226	Exel Industries SA - Class A	146,512
43,377	Faurecia	2,409,833
590	Fleury Michon SA	35,404
2,326	Fonciere Des Regions REIT	224,769
41,109	Gaztransport Et Technigaz SA	1,958,267
2,777	Gecina SA REIT	419,473
6,371	GL Events	188,926
1,737	Groupe Crit	166,557
68,766	Groupe Eurotunnel SE	762,113
4,051	Groupe Fnac SA(b)(e)	383,645
1,024	Groupe Fnac SA(b)(e)	96,861
2,048	Groupe Open	61,095
1,572	Guerbet	141,412
5,284	Haulotte Group SA	92,952
35,459	Havas SA	388,070
238	HERIGE SADCS	10,878
3,255	ICADE REIT	279,631
301	ID Logistics Group(b)	48,638
11,216	Imerys SA	972,043
114,320	Ingenico Group SA	11,993,085
1,622	Interparfums SA	64,401
5,550	Ipsen SA	711,210
21,191	IPSOS	731,754
6,546	Jacquet Metal Service	182,879
10,725	JCDecaux SA	381,585
362,386	Korian SA	11,986,013
71,674	Lagardere SCA	2,354,516
863	Laurent-Perrier	78,154
1,201	Le Belier	64,760
1,830	Le Noble Age	108,296
3,616	Lectra	104,019
1,180	Linedata Services	68,726
224,387	LISI(d)	10,817,720
438	Maisons France Confort SA	32,142
3,615	Manitou BF SA	126,885
72	Manutan International	7,398
5,255	Mersen	194,277
9,608	METabolic EXplorer SA(b)	26,615
11,471	Metropole Television SA	277,765
5,327	MGI Coutier	214,028
1,975	Mr Bricolage	37,174
1,247	Naturex(b)	126,643

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
FRANCE (continued)
22,346	Neopost SA	$1,024,264
13,612	Nexans SA	779,587
7,196	Nexity SA	386,191
4,931	Nicox(b)	71,857
1,512	NRJ Group(b)	20,029
5,591	Oeneo SA	62,281
4,277	OL Groupe SA(b)	14,480
19,413	Onxeo SA(b)(e)	92,843
3,092	Onxeo SA(b)(e)	14,569
6,110	Orpea	700,877
6,929	Parrot SA(b)	82,353
2,566	Pierre & Vacances SA(b)	143,528
17,792	Plastic Omnium SA	684,518
4,760	Plastivaloire	122,333
769	PSB Industries SA	48,548
21,084	Rallye SA	448,017
468	Remy Cointreau SA	53,889
79,980	Rexel SA	1,267,292
188	Robertet SA	90,134
2,055	Rothschild & Co.	76,387
259,786	Rubis SCA	16,533,011
6,138	Sartorius Stedim Biotech	437,567
2,786	Savencia SA	276,905
54,627	SCOR SE	2,303,124
6,771	SEB SA	1,205,128
988	Seche Environnement SA	38,596
8,246	Sequana SA(b)	9,176
2,944	Societe BIC SA	345,268
320	Societe Internationale de Plantations d’Heveas SA(b)	31,919
436	Societe pour l’Informatique Industrielle	11,587
49,337	Solocal Group(b)	49,644
2,585	Somfy SA	244,656
2,996	Sopra Steria Group	517,989
18,902	SPIE SA	530,985
31,581	Ste Industrielle d’Aviation Latecoere SA(b)	162,627
1,739	Stef SA	193,202
32,625	Suez Environnement Co.	590,134
4,320	Synergie SA	204,662
95,500	Talend SA - ADR(b)	3,612,765
5,366	Tarkett SA	222,170
48,862	Technicolor SA	177,693
15,168	Teleperformance SA	2,112,502
41,993	Television Francaise 1	615,921
436	Tessi SA	79,800
83	TFF Group	14,935
624	Thermador Groupe	68,698
957	Touax SA(b)	14,139
1,951	Trigano SA	256,826
46,170	UBISOFT Entertainment(b)	2,920,263
305	Union Financiere de France BQE SA	10,431
117,140	Vallourec SA(b)	692,240
10,371	Valneva SE(b)	36,095
Shares		Value
FRANCE (continued)
602	Vetoquinol SA	$37,414
7,551	Vicat SA	551,527
1,831	VIEL & Cie SA	12,658
3,191	Vilmorin & Cie SA	281,272
596	Virbac SA(b)	106,361
627	Vranken - Pommery Monopole SA	18,059
340	Worldline S.A.(b)	13,805
6,029	Zodiac Aerospace	172,361
		123,596,980
GABON — 0.0%
72	Total Gabon	11,380
GEORGIA — 0.0%
5,317	BGEO Group Plc	241,816
GERMANY — 2.5%
23,157	Aareal Bank AG	967,685
4,515	Adler Modemaerkte AG(b)	31,267
30,771	ADVA Optical Networking SE(b)	234,478
40,347	AIXTRON SE(b)	358,888
174	All for One Steeb AG	13,389
4,617	Allgeier SE	123,796
9,399	Alstria Office REIT AG	137,913
1,125	Amadeus Fire AG	104,091
352	Atoss Software AG	31,877
23,296	Aurubis AG	2,076,050
24,594	Axel Springer SE	1,564,602
310	Basler AG	58,698
6,511	Bauer AG	180,668
6,968	BayWa AG	257,730
4,930	Bechtle AG	355,128
1,644	Bertrandt AG	156,763
1,307	Bijou Brigitte AG	90,512
11,455	Bilfinger SE	468,579
2,505	Biotest AG(b)	80,718
256	Biotest AG - Preference Shares(b)	6,955
48,216	Borussia Dortmund GmbH & Co. KGaA	341,041
40,348	Brenntag AG	2,290,036
2,756	CANCOM SE	181,397
6,532	Carl Zeiss Meditec AG	350,285
2,761	CENIT AG	76,776
5,549	CENTROTEC Sustainable AG	122,838
3,390	Cewe Stiftung & Co. KGaA	300,178
7,896	Comdirect Bank AG	99,502
39,273	Commerzbank AG(b)	515,123
4,968	CompuGroup Medical SE	296,172
5,206	Constantin Medien AG(b)	11,463
16,237	CropEnergies AG	174,145
9,664	CTS Eventim AG & Co KGaA	447,770
195,374	Deutsche Lufthansa AG	4,203,568
36,249	Deutsche Pfandbriefbank AG	478,248
62,704	Deutz AG	466,008

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
GERMANY (continued)
3,960	Dic Asset AG	$42,730
8,078	DMG Mori AG	477,466
2,100	Dr Hoenle AG	88,501
1,716	Draegerwerk AG & Co. KGaA	139,658
5,318	Draegerwerk AG & Co. KGaA - Preference Shares	572,254
6,958	Drillisch AG	466,371
88,092	Duerr AG	10,741,146
2,478	Eckert & Ziegler AG	105,076
8,285	Elmos Semiconductor AG	202,040
21,112	ElringKlinger AG	368,387
183,067	Fielmann AG	14,710,548
1,910	First Sensor AG(b)	31,372
3,461	Francotyp-Postalia Holding AG	22,895
27,736	Fraport AG Frankfurt Airport Services Worldwide	2,778,394
33,225	Freenet AG	1,122,131
7,844	Fuchs Petrolub SE	413,260
9,156	Fuchs Petrolub SE - Preference Shares	544,110
28,744	GEA Group AG	1,168,659
85,179	Gerresheimer AG	7,035,228
10,596	Gerry Weber International AG	135,344
6,342	Gesco AG	201,205
3,907	GFT Technologies SE	72,683
9,049	Grammer AG	514,184
5,775	GRENKE AG	499,332
3,082	H&R GmbH & Co. KGaA(b)	41,939
8,905	Hamborner AG REIT	95,550
16,286	Hamburger Hafen und Logistik AG	456,148
165,855	Heidelberger Druckmaschinen AG(b)	565,062
17,587	Hella KGaA Hueck & Co.	930,628
3,483	Hochtief AG	622,597
11,858	HolidayCheck Group AG(b)	42,112
2,152	Hornbach Baumarkt AG	80,069
13,464	HUGO BOSS AG	1,015,769
10,263	Indus Holding AG	768,443
1,165	Isra Vision AG	213,626
11,957	Jenoptik AG	329,803
149,421	JOST Werke AG(b)	4,950,983
13,209	Jungheinrich AG - Preference Shares	525,083
66,118	K+S AG	1,721,554
40,480	KION Group AG	3,513,979
34,287	Kloeckner & Co. SE	379,018
4,252	Koenig & Bauer AG	333,318
13,932	Kontron AG(b)	57,361
7,755	Krones AG	966,231
210	KSB AG	118,954
516	KWS Saat SE	209,915
56,757	Lanxess AG	4,382,048
5,043	Leg Immobilien AG	485,292
1,596	Leifheit AG	63,104
19,522	Leoni AG	1,155,157
Shares		Value
GERMANY (continued)
1,469	Manz AG(b)	$58,256
99,555	Metro AG	1,119,720
99,555	Metro Wholesale & Food Specialist AG(b)	2,011,159
23,264	MLP AG	170,472
116,486	MTU Aero Engines AG	17,092,170
5,477	Nemetschek SE	425,846
2,244	Nexus AG	69,067
2,944	Nordex SE(b)	40,218
143,567	NORMA Group SE	8,715,245
3,033	OHB SE	108,701
38,202	OSRAM Licht AG	3,188,701
541	paragon AG	39,323
25,799	Patrizia Immobilien AG(b)	466,823
1,780	Pfeiffer Vacuum Technology AG	301,850
56,197	PNE Wind AG	176,094
1,310	Progress-Werk Oberkirch AG	66,683
43,572	ProSiebenSat.1 Media SE	1,745,995
484	Puma SE	194,261
14,597	QSC AG	32,106
870	R Stahl AG	32,983
16,118	Rational AG	10,132,661
22,623	Rheinmetall AG	2,260,318
79,718	RHOEN-KLINIKUM AG	2,512,126
8,336	RIB Software AG	149,009
233,027	RWE AG(b)	4,914,383
19,824	SAF-Holland SA	350,606
13,495	Salzgitter AG	605,705
6,413	Sartorius AG - Preference Shares	606,955
2,025	Schaltbau Holding AG(b)	88,936
330	Secunet Security Networks AG	39,104
3,648	SHW AG	153,652
1,480	Siltronic AG(b)	161,186
7,536	Sixt Leasing SE	178,645
7,152	Sixt SE	505,620
8,676	Sixt SE - Preference Shares	492,887
8,180	SMA Solar Technology AG	296,895
977	Softing AG	13,486
16,990	Software AG	743,466
35,155	Stada Arzneimittel AG	2,738,356
1,377	Sto Se & Co. KGAA - Preference Shares	194,469
7,241	Stroeer SE & Co. KGaA	467,253
22,636	Suedzucker AG	483,139
6,958	Suess MicroTec AG(b)	100,490
4,187	Surteco SE	123,666
16,341	Symrise AG	1,145,770
13,159	TAG Immobilien AG	216,061
18,317	Takkt AG	449,609
28,133	Talanx AG	1,161,135
423	Technotrans AG	20,849
4,769	TLG Immobilien AG	103,370
13,237	Tom Tailor Holding AG(b)	111,429
67,209	Uniper SE	1,383,579

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
GERMANY (continued)
21,585	United Internet AG	$1,315,685
17,518	VERBIO Vereinigte BioEnergie AG	199,207
4,362	Villeroy & Boch AG - Preference Shares	93,102
3,481	Vossloh AG(b)	231,383
8,708	VTG AG	436,719
10,394	Wacker Chemie AG	1,290,729
10,042	Wacker Neuson SE	269,791
1,892	Washtec AG	152,101
16,854	Wirecard AG	1,290,676
6,076	Wuestenrot & Wuerttembergische AG	156,910
472	XING AG	138,570
		158,666,415
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	79,433
GREECE — 0.0%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
42,339	Intralot SA-Integrated Lottery Systems & Services(b)	59,142
22,848	Proton Bank SA(b)(c)(d)	0
3,738	Sarantis SA	54,428
12,534	T Bank SA(b)(c)(d)	0
2,904	Terna Energy SA	13,407
647	Thessaloniki Port Authority SA	17,065
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		144,042
GUERNSEY — 0.0%
5,739	Raven Russia Ltd.(b)	3,672
HONG KONG — 1.3%
375,000	Agritrade Resources Ltd.	92,180
192,000	Ajisen China Holdings Ltd.	83,085
1,340,000	Alibaba Pictures Group Ltd.(b)	226,456
1,415,693	Allied Properties HK Ltd.	309,934
138,000	AMVIG Holdings Ltd.	40,106
520,000	Anxin-China Holdings Ltd.(b)(c)(d)	4,807
182,250	APT Satellite Holdings Ltd.	89,832
144,000	Asia Financial Holdings Ltd.	78,906
34,500	Asia Satellite Telecommunications Holdings Ltd.	35,336
38,040	Asian Growth Properties Ltd.	13,802
24,154	Asiasec Properties Ltd.	6,463
296,200	ASM Pacific Technology Ltd.	3,837,691
74,000	Associated International Hotels Ltd.	225,483
275,000	Auto Italia Holdings Ltd.(b)	2,746
390,000	AVIC International Holding HK Ltd.(b)	19,223
Shares		Value
HONG KONG (continued)
187,000	Beijing Enterprises Holdings Ltd.	$993,560
330,000	Beijing Enterprises Medical & Health Group Ltd.(b)	20,702
466,000	Beijing Enterprises Water Group Ltd.	387,200
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
159,000	BOE Varitronix Ltd.	84,886
218,000	Bossini International Holdings Ltd.	12,839
92,000	Bright Smart Securities & Commodities Group Ltd.	27,208
355,000	Brightoil Petroleum Holdings Ltd.(b)	92,263
356,000	Brilliance China Automotive Holdings Ltd.	901,531
56,897	Brilliant Circle Holdings International Ltd.	8,596
1,644,354	Brockman Mining Ltd.(b)	24,210
608,000	Burwill Holdings Ltd.(b)	16,269
1,004,186	C C Land Holdings Ltd.(b)	228,844
44,000	Cafe de Coral Holdings Ltd.	141,676
51,000	Canvest Environmental Protection Group Co. Ltd.	27,881
92,000	Carrianna Group Holdings Co. Ltd.	10,836
208,000	Cathay Pacific Airways Ltd.	325,949
166,800	Century City International Holdings Ltd.	15,803
455,000	Century Sunshine Group Holdings Ltd.(b)	15,728
994,000	CGN New Energy Holdings Co. Ltd.	143,803
1,604,275	Champion Technology Holdings Ltd.(b)	24,031
134,359	Cheuk Nang Holdings Ltd.(b)	89,449
85,873	Chevalier International Holdings Ltd.	143,364
722,000	China Aerospace International Holdings Ltd.	92,436
727,137	China Agri-Industries Holdings Ltd.	325,828
136,000	China All Access Holdings Ltd.	40,047
53,000	China Animation Characters Co. Ltd.	21,103
2,520,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	36,457
950,000	China Ever Grand Financial Leasing Group Co. Ltd.(b)	7,541
180,000	China Everbright International Ltd.	235,059
525,600	China Fiber Optic Network System Group Ltd.(b)(c)(d)	17,663
20,000	China Flavors & Fragrances Co. Ltd.	6,017
504,000	China Foods Ltd.	232,294
280,000	China Gas Holdings Ltd.	677,523

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
130,000	China Glass Holdings Ltd.(b)	$11,983
208,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(b)	56,189
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	193,378
222,000	China High Speed Transmission Equipment Group Co. Ltd.	239,883
2,684,000	China Jinmao Holdings Group Ltd.	1,247,365
12,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
216,000	China Metal International Holdings, Inc.	81,579
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	0
492,557	China New Town Development Co. Ltd.(b)	21,441
284,000	China Oceanwide Holdings Ltd.(b)	25,088
1,390,000	China Oil and Gas Group Ltd.	96,098
580,500	China Overseas Grand Oceans Group Ltd.	340,386
245,000	China Overseas Property Holdings Ltd.	44,541
54,000	China Power Clean Energy Development Co., Ltd.	33,600
253,000	China Power International Development Ltd.	86,808
251,000	China Properties Group Ltd.(b)	63,306
379,102	China Resources Beer Holdings Co. Ltd.	958,093
428,440	China Resources Cement Holdings Ltd.	255,063
142,800	China Resources Gas Group Ltd.	541,158
142,000	China Resources Power Holdings Co. Ltd.	270,881
168,000	China Ruifeng Renewable Energy Holdings Ltd.(b)	14,841
4,721,920	China Singyes Solar Technologies Holdings Ltd.	1,795,476
2,166,000	China South City Holdings Ltd.	471,424
555,000	China Starch Holdings Ltd.	16,698
1,438,286	China State Construction International Holdings Ltd.	2,323,855
425,200	China Taiping Insurance Holdings Co. Ltd.	1,279,280
528,000	China Traditional Chinese Medical Co. Ltd.	280,535
1,406,000	China Travel International Investment Hong Kong Ltd.	417,617
84,000	China Water Affairs Group Ltd.	45,813
128,000	China Water Industry Group Ltd.(b)	27,859
10,000	Chinese Estates Holdings Ltd.	16,823
Shares		Value
HONG KONG (continued)
103,000	Chow Sang Sang Holdings International Ltd.	$240,792
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	27,321
237,500	Chuang’s Consortium International Ltd.	55,340
170,000	CIMC Enric Holdings Ltd.(b)	121,883
1,503,000	CITIC Resources Holdings Ltd.	169,335
649,000	CITIC Telecom International Holdings Ltd.	197,754
274,000	Citychamp Watch & Jewellery Group Ltd.	59,285
756,000	CK Life Sciences International Holdings, Inc.	61,945
47,000	Clear Media Ltd.	56,262
95,000	CNQC International Holdings Ltd.	30,163
142,000	CNT Group Ltd.	8,908
177,000	Coastal Greenland Ltd.(b)	5,279
446,007	Comba Telecom Systems Holdings Ltd.	61,098
560,000	Concord New Energy Group Ltd.	24,018
527,315	COSCO Shipping Ports Ltd.	645,405
138,000	Coslight Technology International Group Ltd.(b)	62,191
93,000	Cowell e Holdings, Inc.	38,101
1,402,000	CP Pokphand Co. Ltd.	131,031
1,359,335	CSI Properties Ltd.	72,224
530,000	Dah Chong Hong Holdings Ltd.	272,776
84,924	Dah Sing Banking Group Ltd.	182,008
60,678	Dah Sing Financial Holdings Ltd.	429,597
80,000	Dawnrays Pharmaceutical Holdings Ltd.	48,138
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	2,049
310,000	Digital China Holdings Ltd.(b)	203,603
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,733
92,000	Eagle Nice International Holdings Ltd.	38,045
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
386,416	Emperor International Holdings Ltd.	149,405
218,000	Esprit Holdings Ltd.(b)	107,454
518,000	EVA Precision Industrial Holdings Ltd.	73,613
9,500	Fairwood Holdings Ltd.	39,285
591,893	Far East Consortium International Ltd.	326,607
457,000	Far East Horizon Ltd.	389,668
790,000	First Pacific Co. Ltd.	591,681
168,000	First Shanghai Investments Ltd.(b)	22,799
30,000	Fountain SET Holdings Ltd.	3,956
717,500	Fullshare Holdings Ltd.	286,603

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
546,000	GCL-New Energy Holdings Ltd.(b)	$25,165
9,026,000	GCL-Poly Energy Holdings Ltd.(b)	959,131
930,000	Gemdale Properties & Investment Corp. Ltd.	92,871
60,150	Get Nice Financial Group Ltd.	9,857
2,406,000	Get Nice Holdings Ltd.	86,250
266,000	Giordano International Ltd.	148,141
2,122,000	Global Brands Group Holding Ltd.(b)	201,040
1,325,000	Glorious Property Holdings Ltd.(b)	149,280
220,000	Gold Peak Industries Holdings Ltd.	21,688
180,000	Goldbond Group Holdings Ltd.	4,102
118,000	Goldlion Holdings Ltd.	51,516
16,000	Good Friend International Holdings, Inc.(b)	3,954
208,000	Guangdong Investment Ltd.	292,928
14,000	Guoco Group Ltd.	164,183
241,600	Guotai Junan International Holdings Ltd.	74,545
116,000	Haier Electronics Group Co. Ltd.	299,252
412,331	Haitong International Securities Group Ltd.	238,082
273,000	Hang Lung Group Ltd.	1,038,063
133,267	Hanison Construction Holdings Ltd.	26,105
114,000	Harbour Centre Development Ltd.	213,090
629,400	Hengdeli Holdings Ltd.(b)	63,659
204,000	Hi Sun Technology (China) Ltd.(b)	37,609
4,871,565	HKBN Ltd.(d)	4,814,933
85,441	HKC Holdings Ltd.	66,617
102,400	HKR International Ltd.(b)	56,898
1,010,000	HNA Holding Group Co. Ltd.(b)	36,206
90,000	Hon Kwok Land Investment Co. Ltd.	55,654
9,600	Hong Kong Aircraft Engineering Co. Ltd.	66,984
253,651	Hongkong & Shanghai Hotels Ltd. (The)	451,394
12,650	Hopewell Highway Infrastructure Ltd.	7,774
135,500	Hopewell Holdings Ltd.	519,566
208,000	Hopson Development Holdings Ltd.	199,723
188,000	Hsin Chong Group Holdings Ltd.(b)(c)(d)	6,318
220,000	Hua Han Health Industry Holdings Ltd.(b)(c)(d)	27,997
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,412
44,000	Hysan Development Co. Ltd.	212,936
Shares		Value
HONG KONG (continued)
335,000	I-CABLE Communications Ltd.(b)	$23,160
18,000	IMAX China Holding, Inc.(b)	47,588
175,000	IPE Group Ltd.	43,690
28,266	IRC Ltd.(b)	1,303
398,000	IT Ltd.	198,725
95,905	ITC Properties Group Ltd.	37,449
95,125	Johnson Electric Holdings Ltd.	338,566
1,094,000	Joy City Property Ltd.	161,072
642,000	Ju Teng International Holdings Ltd.	258,911
515,235	K Wah International Holdings Ltd.	310,033
84,000	Kader Holdings Co. Ltd.	8,603
1,940,000	Kai Yuan Holdings Ltd.(b)	15,648
153,000	Kerry Logistics Network Ltd.	220,172
206,000	Kerry Properties Ltd.	722,640
331,200	Kingboard Chemical Holdings Ltd.	1,492,580
379,500	Kingboard Laminates Holdings Ltd.	529,594
74,000	Kingmaker Footwear Holdings Ltd.	21,790
1,428,000	Kingston Financial Group Ltd.	497,281
344,000	Ko Yo Chemical Group Ltd.(b)	5,813
328,000	Kowloon Development Co. Ltd.	360,721
1,648,000	Kunlun Energy Co. Ltd.	1,643,611
2,159,000	Lai Fung Holdings Ltd.	66,339
2,074,750	Lai Sun Development Co. Ltd.	77,031
603,200	Lai Sun Garment International Ltd.	265,659
9,000	Lam Soon Hong Kong Ltd.	13,020
68,000	Landsea Green Properties Co. Ltd.	6,442
127,600	Le Saunda Holdings Ltd.	24,341
24,000	Lee & Man Chemical Co. Ltd.	13,643
837,200	Lee & Man Paper Manufacturing Ltd.	892,850
40,500	Lee’s Pharmaceutical Holdings Ltd.	32,096
1,704,000	Li & Fung Ltd.	623,936
131,000	Lifestyle China Group Ltd.(b)	53,669
55,500	Lifestyle International Holdings Ltd.	75,887
606,318	Link REIT (The)	4,929,225
106,000	Luk Fook Holdings International Ltd.	389,486
1,298,000	Magnificent Hotel Investment Ltd.	37,723
260,000	Man Wah Holdings Ltd.	224,689
3,700	Mandarin Oriental International Ltd.	7,473
820,000	Master Glory Group Ltd.	11,233
150,000	Melco International Development Ltd.	355,277
162,000	Midland Holdings Ltd.(b)	43,140

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
109,000	Ming Fai International Holdings Ltd.	$17,165
429,000	Mingfa Group International Co. Ltd.(b)(c)(d)	16,477
702,000	Minmetals Land Ltd.	90,774
48,000	Miramar Hotel & Investment Co. Ltd.	110,002
1,064,000	Munsun Capital Group Ltd(b)	12,260
282,000	National Agricultural Holdings Ltd.(b)(c)(d)	42,964
361,500	Neo-Neon Holdings Ltd.(b)	39,340
97,000	New World Department Store China Ltd.(b)	24,713
440,000	Newocean Energy Holdings Ltd.(b)	130,128
362,000	Next Digital Ltd.(b)	17,612
825,000	Nine Dragons Paper Holdings Ltd.	1,229,452
36,110	Noble Group Ltd.(b)	9,992
840,000	North Mining Shares Co. Ltd.(b)	15,056
22,164	NWS Holdings Ltd.	42,451
22,500	Orient Overseas International Ltd.(b)	209,566
118,000	Overseas Chinese Town Asia Holdings Ltd.	57,408
1,340,246	Pacific Andes International Holdings Ltd.(b)(c)(d)	4,702
614,000	Pacific Basin Shipping Ltd.(b)	134,422
320,000	Pacific Plywood Holdings Ltd.(b)	18,231
105,000	Pacific Textile Holdings Ltd.	118,835
201,240	Paliburg Holdings Ltd.	86,053
446,000	PAX Global Technology Ltd.	295,780
2,809,071	PCCW Ltd.	1,582,413
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
408,000	Phoenix Satellite Television Holdings Ltd.	60,593
368,000	Pico Far East Holdings Ltd.	151,708
540,000	Playmates Holdings Ltd.	76,740
116,000	Playmates Toys Ltd.	20,049
842,000	Poly Property Group Co. Ltd.(b)	441,978
460,000	Polytec Asset Holdings Ltd.	40,047
132,000	Pou Sheng International Holdings Ltd.	26,195
78,000	Public Financial Holdings Ltd.	36,250
442,000	PYI Corp. Ltd.(b)	9,733
314,200	Regal Hotels International Holdings Ltd.	246,185
5,581,033	REXLot Holdings Ltd.(b)	70,738
21,000	Road King Infrastructure Ltd.	27,639
14,000	Rotam Global Agrosciences Ltd.(b)	15,115
194,132	SA SA International Holdings Ltd.	71,332
116,000	SAS Dragon Holdings Ltd.	34,306
Shares		Value
HONG KONG (continued)
30,000	SEA Holdings Ltd.	$35,528
36,495	Seaspan Corp.	244,517
273,516	Shanghai Industrial Holdings Ltd.	791,399
661,000	Shanghai Industrial Urban Development Group Ltd.	160,790
1,190,000	Shanghai Zendai Property Ltd.(b)	18,892
234,000	Shangri-La Asia Ltd.	380,473
120,000	Shenwan Hongyuan HK Ltd.	45,322
534,185	Shenzhen International Holdings Ltd.	915,066
2,364,956	Shenzhen Investment Ltd.	1,086,981
841,129	Shimao Property Holdings Ltd.	1,677,778
842,000	Shougang Fushan Resources Group Ltd.	195,117
652,000	Singamas Container Holdings Ltd.(b)	93,491
1,476,000	Sino Biopharmaceutical Ltd.	1,303,887
2,225,000	Sino Oil And Gas Holdings Ltd.(b)	49,566
744,000	Sinofert Holdings Ltd.(b)	102,873
330,000	Sinopec Kantons Holdings Ltd.	199,416
1,806,000	SITC International Holdings Co. Ltd.	1,502,919
58,000	Sitoy Group Holdings Ltd.	12,698
56,000	SJM Holdings Ltd.	56,066
290,000	Skyfame Realty Holdings Ltd.(b)	44,925
1,414,878	Skyworth Digital Holdings Ltd.	758,993
57,143	SmarTone Telecommunications Holding Ltd.	75,061
130,386	SMI Holdings Group Ltd.	68,608
64,843	SOCAM Development Ltd.(b)	19,675
7,500	Soundwill Holdings Ltd.	18,820
1,740,000	South China Holdings Co. Ltd.(b)	66,831
144,000	Sparkle Roll Group Ltd.(b)	10,693
1,073,428	SRE Group Ltd.(b)	25,012
2,770,010	SSY Group Ltd.	1,223,503
90,500	Stella International Holdings Ltd.	154,796
204,000	Success Universe Group Ltd.(b)	5,641
416,500	Sun Art Retail Group Ltd.	339,671
271,801	Sun Hung Kai & Co. Ltd.	179,558
50,000	Tao Heung Holdings Ltd.	10,370
576,000	TCC International Holdings Ltd.	263,266
283,000	TCL Multimedia Technology Holdings Ltd.(b)	139,493
1,448,000	Tech Pro Technology Development Ltd.(b)	15,202
42,800	Television Broadcasts Ltd.	156,716
93,500	Texhong Textile Group Ltd.	100,553
224,000	Texwinca Holdings Ltd.	135,935
185,800	Tian An China Investment Co. Ltd.(b)	126,074

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
1,492,000	Tianjin Port Development Holdings Ltd.	$248,323
164,000	Tianyi Summi Holdings Ltd.	23,096
184,000	Tibet Water Resources Ltd.(b)	73,969
278,644	Tomson Group Ltd.	143,410
540,000	Tongda Group Holdings Ltd.	156,937
62,000	Top Spring International Holdings Ltd.	19,765
125,027	Towngas China Co. Ltd.	88,198
582,000	TPV Technology Ltd.	136,357
58,000	Tradelink Electronic Commerce Ltd.	10,990
80,800	Transport International Holdings Ltd.	272,582
102,000	Trinity Ltd.(b)	5,876
368,000	Truly International Holdings Ltd.	123,439
233,000	TSC Group Holdings Ltd.(b)	20,583
100,000	Tsui Wah Holdings Ltd.	15,491
2,948,000	United Energy Group Ltd.(b)	105,679
288,500	United Laboratories International Holdings Ltd. (The)(b)	180,987
154,500	Universal Medical Financial & Technical Advisory Services Co. Ltd.	123,033
44,000	Up Energy Development Group Ltd.(b)(c)(d)	136
111,210	Valuetronics Holdings Ltd.	66,472
372,000	Victory City International Holdings Ltd.	12,621
42,000	Vinda International Holdings Ltd.	79,259
152,000	Vitasoy International Holdings Ltd.	324,986
483,600	VST Holdings Ltd.	128,782
290,300	VTech Holdings Ltd.	4,199,813
328,622	Wasion Group Holdings Ltd.	145,572
68,000	Wing On Co. International Ltd.	229,400
220,000	Wing Tai Properties Ltd.	150,689
450,000	Xinyi Glass Holdings Ltd.	465,509
30,000	YGM Trading Ltd.	27,116
84,000	Yip’s Chemical Holdings Ltd.	34,952
1,300,872	Yue Yuen Industrial Holdings Ltd.	5,371,168
4,214,946	Yuexiu Property Co. Ltd.	793,257
66,191	Yuexiu Transport Infrastructure Ltd.	49,490
306,000	Zhuhai Holdings Investment Group Ltd.	44,661
		85,318,271
HUNGARY — 0.0%
46,808	Magyar Telekom Telecommunications Plc	84,560
11,745	Richter Gedeon Nyrt	300,660
		385,220
Shares		Value
INDIA — 1.5%
293	3M India Ltd.(b)	$61,103
4,102	Aarti Industries(b)	62,155
18,156	Aban Offshore Ltd.(b)	52,217
1,662	ABB India Ltd.	36,815
8,628	ACC Ltd.	233,106
54,601	Adani Enterprises Ltd.	117,371
577,760	Adani Power Ltd.(b)	301,708
84,016	Adani Transmission Ltd(b)	163,772
98,717	Aditya Birla Capital Ltd.(b)(c)(d)	238,301
33,462	Aditya Birla Fashion and Retail Ltd.(b)	89,978
33,300	Aegis Logistics Ltd.	98,445
5,111	AIA Engineering Ltd.	115,547
3,985	Ajanta Pharma Ltd.	86,789
250	Akzo Nobel India Ltd.	6,960
19,534	Alembic Ltd.	12,469
16,192	Alembic Pharmaceuticals Ltd.	133,875
1,673	Alkem Laboratories Ltd.	47,777
40,218	Allahabad Bank(b)	46,925
16,754	Allcargo Logistics Ltd.(b)	44,816
120,646	Amara Raja Batteries Ltd.	1,569,214
48,929	Ambuja Cements Ltd.	200,708
11,406	Amtek Auto Ltd.(b)	5,058
28,807	Anant Raj Ltd.	28,492
41,733	Andhra Bank.	37,178
4,489	Apar Industries Ltd.(b)	54,913
115,721	Apollo Hospitals Enterprise Ltd.(b)	2,271,082
152,265	Apollo Tyres Ltd.	632,546
60,983	Arvind Ltd.	347,829
152,423	Ashok Leyland Ltd.(b)	260,171
11,792	Ashoka Buildcon Ltd.	34,107
3,992	Astral Polytechnik Ltd.	38,874
1,898	Atul Ltd.	65,056
37,449	Aurobindo Pharma Ltd.(b)	419,491
6,484	Bajaj Corp. Ltd.	40,621
4,605	Bajaj Electricals Ltd.	23,523
32,380	Bajaj Finance Ltd.	859,631
7,453	Bajaj Finserv Ltd.	579,946
102,837	Bajaj Hindusthan Sugar Ltd.(b)	25,488
18,091	Bajaj Holdings & Investment Ltd.	682,707
15,043	Balkrishna Industries Ltd.	381,215
45,240	Ballarpur Industries Ltd.(b)	11,706
17,559	Balmer Lawrie & Co. Ltd.	68,524
69,406	Balrampur Chini Mills Ltd.	178,948
122,345	Bank of Baroda	316,680
56,515	Bank of India(b)	146,240
17,071	Bank of Maharashtra(b)	7,770
1,330	BASF India Ltd.	30,694
5,028	Bata India Ltd.	46,098
2,183	BEML Ltd. - Partly Paid Shares	58,739
813,057	Berger Paints India Ltd.	3,140,633
59,130	Bharat Electronics Ltd.	164,759

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Shares		Value
INDIA (continued)
4,628	Bharat Financial Inclusion Ltd.(b)	$60,946
17,842	Bharat Forge Ltd.(b)	319,481
155,401	Bharat Heavy Electricals Ltd.	351,493
23,634	Biocon Ltd.	141,728
5,808	Birla Corp. Ltd.	86,018
4,707	Bliss Gvs Pharma Ltd.	12,030
20,587	Blue Dart Express Ltd.	1,368,118
2,155	Blue Star Ltd.	23,537
10,347	Bodal Chemicals Ltd.	29,371
18,485	Bombay Dyeing & Manufacturing Co. Ltd.	24,089
13,389	Brigade Enterprises Ltd.(b)	58,397
2,312	Britannia Industries Ltd.	141,334
21,916	Cadila Healthcare Ltd.	185,727
1,709	Can Fin Homes Ltd.	82,289
15,123	Canara Bank	86,776
4,224	Capital First Ltd.	50,875
7,476	Carborundum Universal Ltd.	39,524
8,239	Castrol India Ltd.	51,456
12,726	Ceat Ltd.	372,380
320,034	Century Plyboards India Ltd.(b)	1,472,676
6,416	Century Textiles & Industries Ltd.	118,836
5,518	CESC Ltd.	81,091
88,541	CG Power and Industrial Solutions Ltd.(b)	117,109
75,869	Chambal Fertilizers and Chemicals Ltd.	160,191
3,941	Chennai Petroleum Corp Ltd.	23,775
56,756	Chennai Super Kings Cricket Ltd.(b)(c)(d)	373
6,538	Cholamandalam Investment and Finance Co. Ltd.	122,115
36,827	Cipla Ltd.	321,534
39,867	City Union Bank Ltd.	109,594
7,047	Coffee Day Enterprises Ltd.(b)	26,913
10,481	Colgate-Palmolive India Ltd.	176,376
6,417	Container Corp. of India Ltd.	114,418
24,442	Coromandel International Ltd.	171,281
41,645	Corp. Bank(b)	32,880
50,107	Cox & Kings Ltd.	222,489
43,298	Crisil Ltd.	1,253,896
47,727	Crompton Greaves Consumer Electricals Ltd.	162,708
11,310	Cummins India Ltd.	174,142
17,341	Cyient Ltd.	141,874
56,562	Dabur India Ltd.	273,326
5,786	Dalmia Bharat Ltd.(b)	239,855
5,461	Dalmia Bharat Sugar & Industries Ltd.(b)	13,093
6,484	DB Corp. Ltd.	37,847
18,464	DB Realty Ltd.(b)	12,765
27,921	DCB Bank Ltd.	85,089
9,427	DCM Shriram Ltd.	54,232
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.(b)	99,440
Shares		Value
INDIA (continued)
4,866	Deepak Nitrite Ltd.	$12,311
12,047	Delta Corp Ltd.	32,065
22,736	DEN Networks Ltd.(b)	29,930
43,420	Dena Bank(b)	23,012
72,822	Dewan Housing Finance Corp. Ltd.	518,485
16,231	Dhampur Sugar Mills Ltd.	61,798
61,366	Dish TV India Ltd.(b)	79,683
5,976	Dishman Carbogen Amcis Ltd.(b)(c)(d)	28,058
15,060	Divi’s Laboratories Ltd.(b)	157,968
113,671	DLF Ltd.(b)	342,601
1,513	Dr Lal Pathlabs Ltd.	19,670
8,129	Dr Reddys Laboratories Ltd.	301,990
2,110	Dredging Corp. of India Ltd.	20,613
268	Dynamatic Technologies Ltd.(b)	10,014
5,192	eClerx Services Ltd.	105,056
31,357	EID Parry India Ltd.	164,652
4,882	EIH Ltd.	10,559
45,194	Electrosteel Castings Ltd.	23,178
3,704	Elgi Equipments Ltd.	13,649
159,033	Emami Ltd.(b)	2,747,015
19,420	Engineers India Ltd.	48,087
8,345	Eros International Media Ltd.(b)	28,865
9,996	Escorts Ltd.	104,298
20,879	Essel Propack Ltd.	80,130
4,683	Eveready Industries India Ltd.(b)	22,469
72,861	Exide Industries Ltd.	247,030
14,742	FDC Ltd.(b)	41,582
294,564	Federal Bank Ltd.	529,195
4,296	Federal-Mogul Goetze India Ltd.(b)	36,276
14,606	Finolex Cables Ltd.	106,327
14,293	Finolex Industries Ltd.	135,274
92,745	Firstsource Solutions Ltd.(b)	52,697
477,650	Fortis Healthcare Ltd.(b)	1,158,176
21,658	Future Retail Ltd.(b)	136,630
11,802	Gabriel India Ltd.	29,380
2,880	GAIL India Ltd.(b)	16,914
12,365	Gateway Distriparks Ltd.	52,832
10,975	Gati Ltd.	20,735
6,590	Gayatri Projects Ltd.	17,422
18,405	Genus Power Infrastructures Ltd.	14,503
12,605	GHCL Ltd.	46,420
7,393	GIC Housing Finance Ltd.	59,696
220	Gillette India Ltd.	17,982
810	GlaxoSmithKline Consumer Healthcare Ltd.	69,062
261	GlaxoSmithKline Pharmaceuticals Ltd.	9,768
22,080	Glenmark Pharmaceuticals Ltd.	239,915
198,377	GMR Infrastructure Ltd.(b)	58,136
3,837	Godfrey Phillips India Ltd.	67,623

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
INDIA (continued)
6,533	Godrej Industries Ltd.(b)	$67,518
5,642	Godrej Properties Ltd.(b)	45,922
501,955	Granules India Ltd.	1,065,704
8,395	Graphite India Ltd.	26,951
70,512	Grasim Industries Ltd.	1,176,368
13,082	Great Eastern Shipping Co. Ltd. (The)	81,080
16,172	Greaves Cotton Ltd.	40,536
770	Greenlam Industries Ltd.	10,806
3,850	Greenply Industries Ltd.	16,057
5,192	Grindwell Norton Ltd.	34,284
5,415	Gruh Finance Ltd.	41,449
10,264	Gujarat Alkalies & Chemicals(b)	63,951
6,920	Gujarat Ambuja Exports Ltd.(b)	12,907
10,313	Gujarat Flourochemicals Ltd.(b)	124,999
1,569	Gujarat Gas Ltd.	18,557
21,698	Gujarat Mineral Development Corp. Ltd.	48,130
13,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	64,546
10,870	Gujarat Pipavav Port Ltd.	24,925
27,992	Gujarat State Fertilizers & Chemicals Ltd.	60,085
37,701	Gujarat State Petronet Ltd.	114,452
55,422	Hathway Cable & Datacom Ltd.(b)	27,948
1,481	Hatsun Agro Products Ltd.	14,443
25,011	Havells India Ltd.	184,333
11,965	HCL Infosystems Ltd.(b)	9,065
3,112	HEG Ltd.(b)	24,049
14,346	HeidelbergCement India Ltd.(b)	28,770
646	Heritage Foods Ltd.	12,476
44,646	Hexaware Technologies Ltd.	182,304
3,702	Hikal Ltd.	12,866
274,868	Himachal Futuristic Communications Ltd.(b)	77,767
6,475	Himatsingka Seide Ltd.	35,796
295,192	Hindalco Industries Ltd.	1,010,720
2,430	Hinduja Global Solutions Ltd.	19,817
98,252	Hindustan Construction Co. Ltd.(b)	62,794
30,915	Hindustan Petroleum Corp. Ltd.	184,667
207	Honeywell Automation India Ltd.	40,393
86,041	Housing Development & Infrastructure Ltd.(b)	116,351
10,019	HSIL Ltd.	59,105
8,648	HT Media Ltd.	12,422
4,443	Huhtamaki PPL Ltd.	17,599
18,802	ICRA Ltd.(d)	1,154,608
101,313	IDBI Bank Ltd.(b)	93,888
836,755	Idea Cellular Ltd.	1,205,869
98,225	IDFC Bank Ltd.	91,027
73,673	IDFC Ltd.	67,470
1,838	IFB Industries Ltd.(b)	20,316
201,931	IFCI Ltd.(b)	85,146
77,633	IIFL Holdings Ltd.	723,915
Shares		Value
INDIA (continued)
22,701	Il&FS Transportation Networks Ltd.(b)	$32,556
98,764	India Cements Ltd. (The)	313,991
101,373	Indiabulls Housing Finance Ltd.	1,857,152
30,078	Indiabulls Ventures Ltd.	89,646
14,343	Indian Bank	70,059
1,701	Indian Hume Pipe Co. Ltd.	14,736
63,134	Indian Overseas Bank(b)	24,554
8,503	Indo Count Industries Ltd.	19,663
1,383	Indraprastha Gas Ltd.	25,420
1,610	Ingersoll-Rand India Ltd.	21,632
8,625	Inox Leisure Ltd.(b)	34,506
6,904	Inox Wind Ltd.(b)	14,803
9,700	Intellect Design Arena Ltd.(b)	16,655
4,901	Interglobe Aviation Ltd.	98,610
2,682	International Paper APPM Ltd.(b)	13,389
5,383	Ipca Laboratories Ltd.	40,160
14,743	IRB Infrastructure Developers Ltd.	51,778
17,128	J Kumar Infraprojects Ltd.	77,495
18,658	Jagran Prakashan Pvt Ltd.(b)	51,203
207,314	Jain Irrigation Systems Ltd. - DVR	342,716
440,270	Jaiprakash Associates Ltd.(b)	201,772
57,737	Jammu & Kashmir Bank Ltd. (The)	74,926
6,662	Jamna Auto Industries Ltd.	26,616
133,928	Jaypee Infratech Ltd.(b)	45,616
2,261	JB Chemicals & Pharmaceuticals Ltd.	10,922
9,791	JBF Industries Ltd.	31,944
9,545	Jindal Poly Films Ltd.	56,242
29,253	Jindal Saw Ltd.	46,831
87,641	Jindal Steel & Power Ltd.(b)	209,569
2,351	JITF Infralogistics Ltd.(b)	1,631
991	JK Cement Ltd.	15,726
7,796	JK Lakshmi Cement Ltd.	55,616
21,600	JK Paper Ltd.	32,728
41,472	JK Tyre & Industries Ltd.	104,664
103,647	JM Financial Ltd.	194,122
293,910	JSW Energy Ltd.	322,768
389,892	JSW Steel Ltd.	1,344,691
8,205	Jubilant Foodworks Ltd.	168,541
32,519	Jubilant Organosys Ltd.(b)	362,416
4,718	Just Dial Ltd.(b)	27,840
2,020	Jyothy Laboratories Ltd.	11,669
8,493	Kajaria Ceramics Ltd.	89,582
18,223	Kalpataru Power Transmission Ltd.(b)	99,010
10,556	Kalyani Steels Ltd.	72,961
240,622	Kansai Nerolac Paints Ltd.	1,716,016
46,340	Karnataka Bank Ltd. (The)	111,170
19,125	Karur Vysya Bank Ltd. (The)	41,812
2,611	Kaveri Seed Co. Ltd.(b)	28,179
942	Kaya Ltd.(b)	13,354

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
INDIA (continued)
12,734	KCP Ltd.(b)	$20,535
38,932	KEC International Ltd.	184,855
4,282	Kitex Garments Ltd.	17,491
7,194	Kolte-Patil Developers Ltd.	18,845
92,850	KPIT Technologies Ltd.	185,190
858	KPR Mill Ltd.	10,606
9,361	KRBL Ltd.(b)	67,021
9,208	Kwality Ltd.	20,920
59,988	L&T Finance Holdings Ltd.	163,643
635	Lakshmi Machine Works Ltd.	58,535
12,239	Lakshmi Vilas Bank Ltd. (The)	34,045
142,176	LIC Housing Finance Ltd.	1,530,218
1,512	Linde India Ltd.	10,339
21,539	Mahindra & Mahindra Financial Services Ltd.	134,637
3,376	Mahindra Holidays & Resorts India Ltd.	21,469
3,461	Mahindra Lifespace Developers Ltd.	22,783
208,274	Manappuram Finance Ltd.	346,575
13,303	Mangalore Refinery & Petrochemicals Ltd.(b)	25,766
63,113	Marico Ltd.	329,283
1,509,170	Marksans Pharma Ltd.	998,644
9,054	Max Financial Services Ltd.	86,015
11,396	Max Ltd.(b)	26,344
14,107	Mcleod Russel India Ltd.	38,703
57,898	Mercator Ltd.	37,003
1,637	Merck Ltd.	31,488
2,158	Minda Industries Ltd.	26,625
41,865	MindTree Ltd.	311,583
4,232	Mirza International Ltd.	10,196
339	Monsanto India Ltd.	14,444
143,404	Motherson Sumi Systems Ltd.(b)	726,507
10,261	Mphasis Ltd.	96,706
374	MRF Ltd.	403,427
26,185	Mundra Port and Special Economic Zone Ltd.(b)	161,597
11,659	Muthoot Finance Ltd.	86,173
21,915	Nagarjuna Fertilizers & Chemicals Ltd.(b)	4,766
54,633	National Aluminium Co. Ltd.	59,486
5,329	Nava Bharat Ventures Ltd.	11,422
1,175	Navin Fluorine International Ltd.	12,863
12,073	Navneet Education Ltd.	30,958
107,246	NCC Ltd.	148,620
297	NESCO Ltd.(b)	11,393
138,150	NHPC Ltd.	65,359
19,383	NIIT Technologies Ltd.	155,756
534	Nilkamal Ltd.	15,594
34,676	NOCIL Ltd.	78,053
456,407	NRB Bearings Ltd.	885,405
8,471	Oberoi Realty Ltd.(b)	51,016
2,889	OCL India Ltd.(b)	55,633
Shares		Value
INDIA (continued)
12,774	Oil India Ltd.	$57,248
19,289	OMAXE Ltd.	61,519
1,647	Oracle Financial Sevices Software Ltd.	93,007
6,159	Orient Cement Ltd.	14,982
20,314	Oriental Bank of Commerce	46,881
9,959	Page Industries Ltd.	2,542,631
13,240	Patel Engineering Ltd.(b)	17,006
24,262	PC Jeweller Ltd.	96,479
6,456	Persistent Systems Ltd.	65,072
102,660	Petronet LNG Ltd.	326,377
1,883	Pfizer Ltd.	52,324
7,094	Phillips Carbon Black Ltd.	64,508
266,757	Phoenix Mills Ltd. (The)	2,026,732
200,755	PI Industries Ltd.	2,396,339
121,889	Pidilite Industries Ltd.	1,512,135
4,946	Piramal Enterprises Ltd.	227,635
14,053	Polaris Consulting & Services Ltd.(b)	50,504
1,665	Polyplex Corp. Ltd.	11,979
420,543	Power Finance Corp. Ltd.	815,503
41,560	Prabhat Dairy Ltd.	86,455
16,514	Praj Industries Ltd.(b)	19,809
15,982	Prakash Industries Ltd.(b)	35,451
47,295	Prestige Estates Projects Ltd.(b)	198,097
1,310	Procter & Gamble Hygiene & Health Care Ltd.	164,221
101,946	PTC India Financial Services Ltd.	63,645
105,198	PTC India Ltd.	197,601
13,952	Punjab & Sind Bank(b)	11,820
112,990	Punjab National Bank(b)	285,860
77,811	PVR Ltd.	1,625,994
11,659	Radico Khaitan Ltd.	25,717
102,878	Rain Industries Ltd.	208,238
23,629	Rajesh Exports Ltd.	261,958
8,005	Rallis India Ltd.	30,054
16,737	Ramco Cements Ltd. (The)	177,072
38,276	Rashtriya Chemicals & Fertilizers Ltd.	52,028
4,423	Ratnamani Metals & Tubes Ltd.(b)	56,564
98,515	RattanIndia Power, Ltd.(b)	10,212
10,560	Raymond Ltd.	130,331
86,199	Redington India Ltd.	200,276
158,790	Reliance Communications Ltd.(b)	64,975
9,934	Reliance Infrastructure Ltd.	81,863
280,542	Reliance Power Ltd.(b)	198,322
2,134	Repco Home Finance Ltd.	24,664
38,166	Rolta India Ltd.(b)	34,566
4,768	RSWM Ltd.	29,265
393,233	Rural Electrification Corp. Ltd.(b)	1,073,018
4,516	Sangam India Ltd.	18,641
6,068	Sanghvi Movers Ltd.	22,011

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
INDIA (continued)
816	Sanofi India Ltd.	$54,753
247	Schaeffler India Ltd.	17,480
5,871	Sequent Scientific Ltd.(b)	11,211
453,976	SH Kelkar & Co. Ltd.(b)	1,872,836
38,111	Shipping Corporation of India Ltd.(b)	49,190
2,527	Shoppers Stop Ltd.	13,736
310	Shriram City Union Finance Ltd.	11,105
24,364	Shriram Transport Finance Co. Ltd.	386,246
13,529	Shyam Century Ferrous Ltd.(b)	1,909
3,021	Sical Logistics Ltd.(b)	12,232
2,703	Siemens Ltd.	61,312
1,002	Simplex Infrastructures Ltd.	7,568
220,328	Sintex Industries Ltd.(b)	127,764
220,328	Sintex Plastics Technology Ltd.(b)(c)(d)	293,479
456	Siyaram Silk Mills Ltd.(b)	14,881
15,463	SJVN Ltd.	8,027
1,544	SKF India Ltd.	37,448
910	SML ISUZU Ltd.	15,971
21,455	Sobha Ltd.	133,543
1,625	Somany Ceramics Ltd.	20,322
23,694	Sonata Software Ltd.	61,588
401,240	South Indian Bank Ltd. (The)	188,576
49,434	SREI Infrastructure Finance Ltd.	90,197
9,620	SRF Ltd.	227,749
17,993	Star Cement Ltd.(b)	35,635
19,528	State Bank of India	95,127
142,693	Steel Authority of India Ltd.(b)	140,688
24,084	Sterlite Technologies Ltd.	79,440
116,398	Strides Shasun Ltd.	1,921,301
4,094	Sudarshan Chemical Industries	26,536
15,021	Sun TV Network Ltd.(b)	182,719
6,937	Sundram Fasteners Ltd.	44,822
16,204	Sunteck Realty Ltd.	58,424
259,020	Suprajit Engineering Ltd.	1,204,833
6,405	Supreme Industries Ltd.	111,903
8,752	Suven Life Sciences Ltd.	22,742
207,862	Suzlon Energy Ltd.(b)	61,402
516	Swaraj Engines Ltd.	16,891
83,270	Symphony Ltd.(d)	1,880,256
51,862	Syndicate Bank(b)	59,582
102,729	Syngene International Ltd.	759,363
2,501	T&D India Ltd.	15,384
13,420	TAKE Solutions Ltd.	31,233
11,136	Tamil Nadu Newsprint & Papers Ltd.	64,567
13,597	Tata Chemicals Ltd.	131,389
4,668	Tata Communications Ltd.	48,833
2,224	Tata Elxsi Ltd.	60,778
75,981	Tata Power Co. Ltd.	97,121
159,297	Tata Steel Ltd.	1,408,193
90,649	Tata Tea Ltd.(b)	239,583
4,213	TCI Express Ltd.	36,120
Shares		Value
INDIA (continued)
111,593	Tech Mahindra Ltd.	$671,198
2,576	Techno Electric & Engineering Co. Ltd.	14,759
2,619	Thermax Ltd.	35,528
31,953	Time Technoplast Ltd.	81,761
2,787	Timken India Ltd.	31,278
12,914	Titagarh Wagons Ltd.	24,589
32,205	Titan Co. Ltd.	273,223
79,806	Torrent Pharmaceuticals Ltd.	1,639,692
13,348	Torrent Power Ltd.	37,858
11,594	Transport Corp. of India Ltd.	56,957
1,040	Trent Ltd.	4,341
42,672	Trident Ltd.	54,910
32,684	Triveni Engineering & Industries Ltd.(b)	41,268
5,808	Triveni Turbine Ltd.	12,915
344	TTK Prestige Ltd.	34,224
23,147	Tube Investments of India Ltd.	279,851
77,904	TV18 Broadcast Ltd.(b)	48,636
18,756	TVS Motor Co. Ltd.	170,189
302	TVS Srichakra Ltd.(b)	17,002
70,495	UCO Bank(b)	36,373
16,121	Uflex Ltd.	111,626
2,581	Ufo Moviez India Ltd.	15,146
2,441	Unichem Laboratories Ltd.	10,101
38,185	Union Bank of India(b)	94,077
624,998	Unitech Ltd.(b)	84,760
6,122	United Breweries Ltd.	78,310
114,212	United Phosphorus Ltd.(b)	1,561,638
6,109	United Spirits Ltd.(b)	241,470
7,625	VA Tech Wabag Ltd.	72,510
17,091	Vakrangee Ltd.	117,557
8,288	Vardhman Textiles Ltd.(b)	157,443
400,548	Varun Beverages Ltd.(b)	3,110,664
151,880	Vedanta Ltd.(c)(d)	19,118
122,043	Vedanta Ltd. - Preference Shares(b)	532,394
624	Vesuvius India Ltd.	13,818
16,629	V-Guard Industries Ltd.	46,179
18,328	Videocon Industries Ltd.(b)	7,057
55,177	Vijaya Bank	60,208
8,545	VIP Industries Ltd.	22,970
10,224	Voltas Ltd.	80,364
2,640	VRL Logistics Ltd.	13,467
629	VST Industries Ltd.	30,400
420	VST Tillers Tractors Ltd.(b)	14,559
368	WABCO India Ltd.	31,342
52,350	Welspun Corp. Ltd.	105,473
65,061	Welspun India Ltd.	83,366
8,145	West Coast Paper Mills Ltd.	25,603
2,827	Wockhardt Ltd.	26,749
59,727	Zee Entertainment Enterprises Ltd.	504,388
3,524	Zensar Technologies Ltd.	43,960
888	Zydus Wellness Ltd.	12,356
		96,740,534

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
INDONESIA — 0.4%
890,900	Ace Hardware Indonesia Tbk PT	$74,219
4,853,200	Adaro Energy Tbk PT	650,177
242,553	Adhi Karya Persero Tbk PT	40,413
2,440,500	Agung Podomoro Land Tbk PT	41,029
3,378,900	AKR Corporindo Tbk PT	1,749,806
4,399,900	Alam Sutera Realty Tbk PT	106,332
2,617,729	Aneka Tambang Persero Tbk PT(b)	135,562
68,340,100	Arwana Citramulia Tbk PT(d)	2,267,061
28,100	Asahimas Flat Glass Tbk PT	13,445
101,000	Astra Agro Lestari Tbk PT	111,620
339,200	Asuransi Kresna Mitra Tbk PT(b)	17,693
31,750,200	Bakrie & Brothers Tbk PT(b)	119,147
9,876,000	Bakrie Telecom Tbk PT(b)(c)(d)	37,061
1,518,266	Bank Bukopin Tbk PT	67,800
1,031,716	Bank Danamon Indonesia Tbk PT	441,368
2,672,350	Bank Pan Indonesia Tbk PT(b)	217,615
913,600	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	141,936
1,534,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	72,556
1,035,224	Bank Permata Tbk PT(b)	54,776
2,018,600	Bank Tabungan Negara Persero Tbk PT	393,903
141,100	Bank Tabungan Pensiunan Nasional Tbk PT	26,687
2,538,800	Barito Pacific Tbk PT(b)	317,255
54,000	Bayan Resources Tbk PT(b)	26,343
2,167,400	Bekasi Fajar Industrial Estate Tbk PT	50,427
40,300	Blue Bird Tbk PT	14,458
806,900	Bumi Serpong Damai Tbk PT	108,402
582,300	Charoen Pokphand Indonesia Tbk PT	116,687
4,879,001	Ciputra Development Tbk PT	378,998
644,973	Citra Marga Nusaphala Persada Tbk PT(b)	65,107
936,900	Delta Dunia Makmur Tbk PT(b)	55,902
2,402,400	Elnusa Tbk PT	48,322
15,929,300	Express Transindo Utama Tbk PT(b)(d)	142,269
47,800	Fajar Surya Wisesa Tbk PT	16,431
870,500	Gajah Tunggal Tbk PT	62,720
1,532,200	Garuda Indonesia Persero Tbk PT(b)	39,788
3,881,700	Global Mediacom Tbk PT	151,492
5,879,000	Hanson International Tbk PT(b)	57,360
1,043,600	Holcim Indonesia Tbk PT	61,093
449,400	Indah Kiat Pulp and Paper Corp. Tbk PT	93,428
Shares		Value
INDONESIA (continued)
365,600	Indika Energy Tbk PT(b)	$22,637
101,500	Indo Tambangraya Megah Tbk PT	152,357
113,400	Indosat Tbk PT	55,321
369,200	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	13,855
1,260,200	Intiland Development Tbk PT	38,022
1,762,000	Japfa Comfeed Indonesia Tbk PT	154,063
161,509	Jasa Marga Persero Tbk PT	70,912
168,400	Jaya Real Property Tbk PT	10,427
8,204,340	Kawasan Industri Jababeka Tbk PT	195,811
1,235,800	Kmi Wire & Cable Tbk PT	44,891
893,500	Krakatau Steel Persero Tbk PT(b)	39,900
883,300	Kresna Graha Investama PT Tbk(b)	27,843
49,800	Link Net Tbk PT	18,875
261,800	Lippo Cikarang Tbk PT(b)	86,258
8,121,650	Lippo Karawaci Tbk PT	435,829
164,700	Malindo Feedmill Tbk PT	11,867
103,000	Matahari Department Store Tbk PT	97,983
638,800	Matahari Putra Prima Tbk PT(b)	30,684
17,457,675	Mayora Indah Tbk PT(d)	2,430,500
842,800	Medco Energi Internasional Tbk PT(b)	168,256
756,000	Media Nusantara Citra Tbk PT	102,131
131,300	Mitra Adiperkasa Tbk PT	62,083
271,600	Mitra Keluarga Karyasehat Tbk PT	45,661
232,900	Mitra Pinasthika Mustika Tbk PT	14,770
8,108,800	MNC Investama Tbk PT(b)	66,336
115,500	Mnc Land Tbk PT(b)	10,727
2,149,700	Modernland Realty Tbk PT	44,853
3,244,400	Multipolar Tbk PT	50,648
25,662,000	Nippon Indosari Corpindo Tbk PT(d)	2,407,498
3,181,300	Nusantara Infrastructure Tbk PT(b)	32,233
3,368,900	Pakuwon Jati Tbk PT	179,520
332,600	Pan Brothers Tbk PT	12,606
3,272,600	Panin Financial Tbk PT(b)	61,404
670,793	Pembangunan Perumahan Persero Tbk PT	152,544
2,074,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	219,553
398,800	Ramayana Lestari Sentosa Tbk PT	28,285
1,230,300	Salim Ivomas Pratama Tbk PT	47,092
253,800	Samindo Resources Tbk PT	12,858
46,041,800	Sarana Meditama Metropolitan Tbk PT(d)	1,548,088
11,363,700	Sawit Sumbermas Sarana Tbk PT	1,249,461

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
INDONESIA (continued)
17,052,500	Selamat Sempurna Tbk PT(d)	$1,439,813
546,100	Semen Indonesia Persero Tbk PT	407,813
3,065,800	Sentul City Tbk PT(b)	21,169
2,700,000	Siloam International Hospitals Tbk PT(b)(d)	1,955,494
117,500	Sinar Mas Agro Resources & Technology Tbk PT	33,599
6,746,600	Sri Rejeki Isman Tbk PT	171,146
292,700	Sumber Alfaria Trijaya Tbk PT	14,938
1,209,000	Summarecon Agung Tbk PT	88,924
889,400	Surya Citra Media Tbk PT	157,534
1,475,000	Surya Semesta Internusa Tbk PT	75,831
138,000	Tambang Batubara Bukit Asam Persero Tbk PT	135,680
561,500	Tiga Pilar Sejahtera Food Tbk(b)	54,995
1,797,800	Timah Persero Tbk PT	108,618
586,900	Tiphone Mobile Indonesia Tbk PT	55,281
291,400	Tower Bersama Infrastructure Tbk PT	147,625
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,659
1,281,200	Tunas Baru Lampung Tbk PT	142,794
539,500	Tunas Ridean Tbk PT	44,540
43,000	United Tractors Tbk PT	97,141
578,300	Vale Indonesia Tbk PT(b)	105,035
1,938,200	Visi Media Asia Tbk PT(b)	45,677
613,485	Waskita Karya Persero Tbk PT	110,044
364,100	Wijaya Karya Beton Tbk PT	16,533
320,700	Wijaya Karya Persero Tbk PT	50,064
903,700	XL Axiata Tbk PT(b)	227,892
		24,753,169
IRELAND — 1.5%
826,557	Allegion Plc	67,149,491
549,198	Bank Of Ireland Group Plc(b)	4,583,476
99,747	C&C Group Plc	361,325
3,336	Datalex Plc	14,908
8,890	DCC Plc	781,769
3,350	Endo International Plc(b)	36,917
5,572	FBD Holdings Plc(b)	55,737
644,304	Glanbia Plc	13,347,681
55,515	Grafton Group Plc - Units	562,899
144,023	Greencore Group Plc	425,274
55,324	Hibernia REIT plc	91,886
16,165	IFG Group Plc	33,488
25,492	Irish Continental Group Plc - Units	162,052
789	Jazz Pharmaceuticals Plc(b)	121,198
430	Kenmare Resources Plc(b)	1,436
12,297	Kingspan Group Plc(b)(e)	409,347
6,121	Kingspan Group Plc(e)	204,338
11,096	Paddy Power Betfair Plc	1,111,780
1,200	Perrigo Co. Plc	89,904
Shares		Value
IRELAND (continued)
107,448	Smurfit Kappa Group Plc(b)	$3,195,177
4,022	Tarsus Group Plc	15,946
85,271	United Drug Plc(b)	952,931
		93,708,960
ISLE OF MAN — 0.0%
19,921	GVC Holdings Plc	201,991
52,500	Paysafe Group Plc(b)	408,684
29,505	Playtech Plc	373,912
		984,587
ISRAEL — 1.2%
6,346	Airport City Ltd.(b)	83,631
931	Alrov Properties and Lodging	26,832
3,712	AudioCodes Ltd.(b)	25,485
28	Bayside Land Corp.	12,069
561,733	Check Point Software Technologies Ltd.(b)	59,420,117
7,778	Clal Insurance Enterprise Holdings Ltd.(b)	125,693
4,759	Compugen Ltd.(b)	18,842
9,651	Delek Automotive Systems Ltd.	79,864
1,216	Delek Group Ltd.	249,124
3,947	Delta-Galil Industries Ltd.	109,280
9,680	Direct Insurance Financial Investments Ltd.	103,235
56,421	El Al Israel Airlines	53,613
905	Electra Ltd.	179,005
1,009	Equital Ltd.(b)	24,174
14,334	First International Bank of Israel Ltd.	261,628
3,036	Formula Systems 1985 Ltd.	111,594
9,837	Frutarom Industries Ltd.	696,635
1,135	Hadera Paper Ltd.(b)	70,339
43,055	Harel Insurance Investments & Financial Services Ltd.	256,063
850	Hilan Ltd.	15,428
360	Industrial Buildings Corp. Ltd.(b)	489
274,008	Israel Discount Bank Ltd. - Class A(b)	706,631
4,804	Jerusalem Oil Exploration(b)	255,493
4,100	Magic Software Enterprises Ltd.	32,835
16,429	Matrix IT Ltd.	168,338
1,459	Melisron Ltd.	74,346
15,752	Menora Mivtachim Holdings Ltd.	190,240
34,854	Migdal Insurance & Financial Holding Ltd.	35,752
76,835	Mizrahi Tefahot Bank Ltd.	1,388,370
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	51,642
736	Neto ME Holdings Ltd.	72,665
1,810	Nice Ltd.	134,483
7,762	Nova Measuring Instruments Ltd.(b)	182,910
3,514,144	Oil Refineries Ltd.	1,634,095
38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
ISRAEL (continued)
75,901	Orbotech Ltd.(b)	$2,691,449
5,275	Partner Communications Co. Ltd.(b)	26,736
2,872	Paz Oil Co. Ltd.	479,762
14,145	Phoenix Holdings Ltd. (The)(b)	60,492
1,121	Plasson Industries Ltd.	41,425
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	33,931
1,316	Sapiens International Corp. NV(b)(e)	15,716
8,400	Sapiens International Corp. NV(b)	100,212
2,783,400	Sarine Technologies Ltd.(d)	3,121,992
68,879	Shikun & Binui Ltd.	158,463
35,913	Shufersal Ltd.	195,130
6,039	Strauss Group Ltd.	115,650
3,075	Summit Real Estate Holdings Ltd.	20,257
664	Taro Pharmaceutical Industries Ltd.(b)	75,915
3,108	Tower Semiconductor Ltd.(b)	82,726
6,295	Union Bank of Israel(b)	32,383
		74,103,179
ITALY — 0.6%
742,650	A2A SpA	1,264,212
25,860	ACEA SpA	388,172
8,753	Aeffe SpA(b)	18,548
14,575	Amplifon SpA	209,461
31,512	Anima Holding SpA	256,277
22,692	Ansaldo STS SpA(b)	311,607
79,582	Arnoldo Mondadori Editore SpA(b)	165,996
19,229	Ascopiave SpA	78,852
40,350	Astaldi SpA	268,924
23,294	Autogrill SpA	276,581
19,613	Azimut Holding SpA	439,745
10,128	Banca Generali SpA	359,685
11,800	Banca IFIS SpA	554,561
36,629	Banca Mediolanum SpA	320,440
109,428	Banca Popolare di Sondrio SCPA	478,522
90,926	Banca Profilo SpA	22,981
20,838	Banca Sistema SpA	54,664
64,010	Banco BPM SpA(b)	234,144
10,567	Banco di Desio e della Brianza SpA	31,173
17,479	BasicNet SpA	81,732
8,974	BE	9,141
4,057	Biesse SpA	154,694
117,410	BPER Banca	646,579
27,525	Brembo SpA	423,592
2,597	Brunello Cucinelli SpA	76,243
21,385	Buzzi Unicem SpA	541,751
22,083	Cairo Communication SpA	103,051
1,027	Cembre SpA	25,482
Shares		Value
ITALY (continued)
34,790	Cementir Holding SpA	$247,929
40,991	Cerved Information Solutions SpA	470,692
188,481	CIR-Compagnie Industriali Riunite SpA	280,912
29,592	Credito Emiliano SpA	255,375
21,673	Credito Valtellinese SpA(b)	104,986
5,049	Danieli & C Officine Meccaniche SpA	130,059
4,885	Datalogic SpA	150,354
78,394	Davide Campari-Milano SpA	580,480
9,415	De’ Longhi SpA	309,620
4,071	DiaSorin SpA	354,696
2,953	Ei Towers SpA	180,730
2,136	El.En. SpA	62,684
21,581	Emak SpA	40,365
4,610	ePrice SpA	20,268
34,953	ERG SpA	499,837
8,855	Esprinet SpA	68,398
9,629	Eurotech SpA(b)	14,841
114,391	Falck Renewables SpA	171,842
5,591	Ferrari NV	589,718
1,070	Fila SpA	23,623
72,388	Fincantieri SpA(b)	85,521
67,104	FinecoBank Banca Fineco SpA	589,029
58,249	FNM SpA	37,063
65,158	GEDI Gruppo Editoriale SpA(b)	60,704
14,723	Geox SpA	58,422
3,426	Gruppo Mutuionline SpA	54,873
284,007	Hera SpA	917,843
34,030	Immobiliare Grande Distribuzione SIIQ SpA REIT	33,235
141,406	IMMSI SpA(b)	76,835
3,035	Industria Macchine Automatiche SpA	300,899
22,679	Infrastrutture Wireless Italiane SPA	146,318
128,806	Intek Group SpA(b)	45,363
8,170	Interpump Group SpA	248,851
61,258	Iren SpA	155,912
34,122	Italgas SpA	187,830
3,287	Italmobiliare SpA	93,387
91,700	Juventus Football Club SpA(b)	64,318
4,568	La Doria SpA	55,482
213,066	Leonardo SpA	3,715,300
23,268	Maire Tecnimont SpA	130,506
1,779	Mariella Burani SpA(b)(c)(d)	0
6,331	MARR SpA	162,034
462,698	Mediaset SpA(b)	1,810,829
185,015	Mediobanca SpA	1,930,662
25,555	Moncler SpA	686,718
38,588	OVS SpA	291,669
4,871	Panariagroup Industrie Ceramiche SpA	32,378
48,389	Parmalat SpA	175,400
101,272	Piaggio & C SpA	281,491

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
ITALY (continued)
194,542	Poste Italiane SpA	$1,432,454
1,015	Prima Industrie SpA	31,637
35,489	Prysmian SpA	1,136,418
15,155	RAI Way SpA	83,459
19,423	Recordati SpA	830,043
54,124	Reno de Medici SpA	27,423
831	Reply SpA	175,793
29,208	Retelit SpA(b)	44,915
9,212	Rizzoli Corriere Della Sera Mediagroup SpA(b)	13,239
2,521	Sabaf SpA	45,511
1,494	SAES Getters SpA	31,357
5,932	Safilo Group SpA(b)	45,539
145,818	Saipem SpA(b)	597,261
123,151	Salini Impregilo SpA	433,275
9,274	Salvatore Ferragamo SpA	269,084
287,567	Saras SpA	661,437
3,891	SAVE SpA/Tessera	96,361
6,627	Servizi Italia SpA	34,204
26,947	Snaitech SpA(b)	52,156
46,070	Societa Cattolica di Assicurazioni SCRL	398,396
42,701	Societa Iniziative Autostradali e Servizi SpA	587,383
15,060	Sogefi SpA(b)	76,304
15,067	SOL SpA	182,822
126,885	Terna Rete Elettrica Nazionale SpA	724,894
20,102	Tiscali SpA(b)	961
3,990	Tod’s SpA	277,260
6,610	Uni Land SpA(b)(c)(d)	0
348,379	Unione di Banche Italiane SpA	1,685,106
275,804	Unipol Gruppo Finanziario SpA	1,292,923
322,477	UnipolSai Assicurazioni SpA	747,079
8,660	Vittoria Assicurazioni SpA	121,175
7,438	Yoox Net-A-Porter Group SpA(b)	246,102
3,856	Zignago Vetro SpA	34,304
		37,199,366
JAPAN — 5.1%
57,000	77 Bank Ltd. (The)	294,190
2,700	A&D Co. Ltd.	11,217
4,600	Achilles Corp.	81,197
70,900	Adastria Co. Ltd.	1,772,420
102,600	ADEKA Corp.	1,580,251
2,500	Advan Co. Ltd.	22,631
1,800	Advanex, Inc.	30,744
20,400	Advantest Corp.	375,081
1,200	Aeon Delight Co. Ltd.	40,111
2,200	Aeon Fantasy Co. Ltd.	67,849
4,700	Aeon Mall Co. Ltd.	89,571
11,700	Ahresty Corp.	119,287
3,900	Ai Holdings Corp.	107,542
5,900	Aica Kogyo Co. Ltd.	189,718
2,700	Aichi Bank Ltd. (The)	150,374
Shares		Value
JAPAN (continued)
9,700	Aichi Corp.	$68,805
5,500	Aichi Steel Corp.	230,487
1,600	Aichi Tokei Denki Co. Ltd.	55,005
11,400	Aida Engineering Ltd.	115,505
3,800	Ain Holdings, Inc.	274,026
43,000	Air Water, Inc.	835,857
4,700	Airport Facilities Co. Ltd.	25,579
15,000	Aisan Industry Co. Ltd.	134,292
11,000	Akebono Brake Industry Co. Ltd.(b)	36,519
44,000	Akita Bank Ltd. (The)	127,316
500	Albis Co. Ltd.	20,885
3,400	Alconix Corp.	67,294
5,900	Alinco, Inc.	65,987
3,100	Alpen Co. Ltd.	56,688
2,800	Alpha Corp.	62,250
10,600	Alpine Electronics, Inc.	193,741
6,600	Alps Logistics Co. Ltd.	47,594
800	Altech Corp.	26,704
24,900	Amada Holdings Co. Ltd.	284,810
10,100	Amano Corp.	230,226
500	Amiyaki Tei Co. Ltd.	19,094
3,700	Anest Iwata Corp.	34,501
1,200	Anicom Holdings, Inc.	30,390
1,900	Anritsu Corp.	15,356
300	AOI Electronics Co. Ltd.	12,232
3,300	AOI TYO Holdings, Inc.	34,214
20,300	AOKI Holdings, Inc.	262,945
50,000	Aomori Bank Ltd. (The)	175,065
9,900	Aoyama Trading Co. Ltd.	345,281
7,000	Arakawa Chemical Industries Ltd.	123,244
2,500	Arata Corp.	88,326
15,800	Arcland Sakamoto Co. Ltd.	216,552
800	Arcland Service Holdings Co., Ltd.	13,918
9,738	Arcs Co. Ltd.	210,933
118,800	Ariake Japan Co. Ltd.	8,523,815
2,090	As One Corp.	104,457
3,100	Asahi Co. Ltd.	37,314
13,800	Asahi Diamond Industrial Co. Ltd.	104,522
4,350	Asahi Holdings, Inc.	81,796
9,400	Asahi Intecc Co. Ltd.	422,913
1,800	Asahi Kogyosha Co. Ltd.	54,288
23,000	Asahi Yukizai Corp.	54,869
24,000	Asanuma Corp.	73,582
2,300	Asax Co. Ltd.	35,216
33,000	Ashimori Industry Co. Ltd.	105,365
6,000	Asia Pile Holdings Corp.	40,709
11,900	Asics Corp.	216,638
2,400	ASKA Pharmaceutical Co. Ltd.	35,985
1,600	ASKUL Corp.	49,054
2,000	Asti Corp.	10,976
6,700	Asunaro Aoki Construction Co. Ltd.	57,553

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
1,000	Ateam, Inc.	$25,706
10,200	Atom Corp.	72,907
19,300	Autobacs Seven Co. Ltd.	321,769
4,000	Avex Group Holdings, Inc.	52,646
57,000	Awa Bank Ltd. (The)	374,847
3,800	Axial Retailing, Inc.	149,077
9,300	Azbil Corp.	367,377
21,000	Bando Chemical Industries Ltd.	215,248
4,400	Bank of Iwate Ltd. (The)	171,418
22,000	Bank of Kochi Ltd. (The)	25,144
39,000	Bank of Kyoto Ltd. (The)	374,275
3,700	Bank of Nagoya Ltd. (The)	136,260
6,600	Bank of Okinawa Ltd. (The)	260,719
41,000	Bank of Saga Ltd. (The)	97,066
9,500	Bank of the Ryukyus Ltd.	135,807
2,200	Belc Co. Ltd.	99,977
1,300	Bell System24 Holdings, Inc.	14,598
29,400	Belluna Co. Ltd.	338,415
1,100	Benefit One, Inc.	44,700
3,500	Benesse Holdings, Inc.	134,133
8,700	Bic Camera, Inc.	101,090
4,800	BML, Inc.	98,791
1,400	Bookoff Corp.	10,261
2,800	Broadleaf Co. Ltd.	18,845
22,400	Bunka Shutter Co. Ltd.	193,025
1,200	C Uyemura & Co. Ltd.	68,901
900	Can Do Co. Ltd.	13,943
2,500	Canon Electronics, Inc.	48,687
94,900	Canon Marketing Japan, Inc.	2,096,933
5,300	Capcom Co. Ltd.	131,581
3,400	Carlit Holdings Co. Ltd.	19,769
12,900	Casio Computer Co. Ltd.	211,558
3,700	Cawachi Ltd.	91,388
109,000	Central Glass Co. Ltd.	479,523
900	Central Security Patrols Co. Ltd.	16,556
1,300	Central Sports Co. Ltd.	55,245
15,600	Chiba Kogyo Bank Ltd. (The)	80,515
1,300	Chino Corp.	14,752
4,000	Chiyoda Co. Ltd.	104,349
3,700	Chiyoda Integre Co. Ltd.	79,541
3,800	Chori Co. Ltd.	70,488
11,700	Chubu Shiryo Co. Ltd.	168,848
60,000	Chuetsu Pulp & Paper Co. Ltd.	125,176
150,500	Chugai Mining Co. Ltd.(b)	43,685
4,000	Chugai Ro Co. Ltd.	7,946
25,600	Chugoku Bank Ltd. (The)	371,536
23,000	Chugoku Marine Paints Ltd.	179,419
3,200	Chukyo Bank Ltd. (The)	67,399
14,000	CI Takiron Corp.	76,321
4,600	Ci:z Holdings Co. Ltd.	165,649
71,100	Citizen Watch Co. Ltd.	529,485
15,000	CKD Corp.	251,848
21,000	Clarion Co. Ltd.	79,623
7,000	Cleanup Corp.	56,384
3,000	CMIC Holdings Co. Ltd.	41,716
12,900	CMK Corp.	115,608
Shares		Value
JAPAN (continued)
4,017	Coca-Cola Bottlers Japan, Inc.	$121,335
2,290	Cocokara Fine, Inc.	119,854
4,500	COLOPL Inc.	50,492
6,400	Colowide Co. Ltd.	111,229
6,100	Computer Engineering & Consulting Ltd.	118,520
16,300	COMSYS Holdings Corp.	334,442
4,500	CONEXIO Corp.	74,126
3,300	COOKPAD, Inc.	28,287
19,200	Cosmo Energy Holdings Co. Ltd.	332,641
1,500	Cosmos Pharmaceutical Corp.	319,470
4,100	Create Restaurants Holdings, Inc.	41,913
5,400	Create SD Holdings Co. Ltd.	136,708
30,100	Credit Saison Co. Ltd.	579,912
700	CROOZ, Inc.	18,255
4,700	CTI Engineering Co. Ltd.	47,023
12,000	CyberAgent, Inc.	371,718
3,900	D.A. Consortium Holdings, Inc.	50,870
43,000	Dai Nippon Toryo Co. Ltd.	120,132
9,100	Daibiru Corp.	102,684
6,000	Dai-Dan Co. Ltd.	82,126
17,000	Daido Kogyo Co. Ltd.	51,966
11,600	Daido Metal Co. Ltd.	104,168
148,000	Daido Steel Co. Ltd.	902,136
11,200	Daifuku Co. Ltd.	387,573
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	64,765
30,000	Daihen Corp.	268,039
34,000	Daiho Corp.	164,379
13,000	Daiichi Jitsugyo Co. Ltd.	75,468
1,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,109
1,500	Dai-ichi Seiko Co. Ltd.	33,498
6,600	Daiichikosho Co. Ltd.	317,892
4,600	Daiken Corp.	112,700
19,000	Daiki Aluminium Industry Co. Ltd.	116,849
2,300	Daikoku Denki Co. Ltd.	35,779
400	Daikokutenbussan Co. Ltd.	19,847
86,000	Daikyo, Inc.	180,199
4,800	Daikyonishikawa Corp.	71,884
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	326,872
37,000	Daio Paper Corp.	480,938
2,100	Daisan Bank Ltd. (The)	32,687
4,910	Daiseki Co. Ltd.	116,643
64,000	Daishi Bank Ltd. (The)	293,746
57,000	Daito Bank Ltd. (The)	86,861
3,760	Daito Pharmaceutical Co. Ltd.	100,476
118,000	Daiwabo Holdings Co. Ltd.	464,529
113,680	DCM Holdings Co. Ltd.	990,943
7,500	DeNA Co. Ltd.	164,973
191,000	Denka Co. Ltd.	1,065,491

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
5,700	Denyo Co. Ltd.	$100,304
87,300	Descente Ltd.	1,268,580
9,200	Dexerials Corp.	111,323
37,400	DIC Corp.	1,419,738
1,400	Digital Arts, Inc.	47,812
1,900	Dip Corp.	40,122
23,000	DKS Co. Ltd.	111,198
3,500	DMG Mori Co. Ltd.	58,225
4,000	Doshisha Co. Ltd.	80,620
5,674	Doutor Nichires Holdings Co. Ltd.	125,426
76,000	Dowa Holdings Co. Ltd.	615,611
400	DSB Co. Ltd.	2,333
3,200	DTS Corp.	97,819
2,300	Dunlop Sports Co. Ltd.	23,470
2,000	Dynic Corp.	3,574
7,900	Eagle Industry Co. Ltd.	137,728
48,400	Ebara Corp.	1,420,237
1,400	Ebara Jitsugyo Co. Ltd.	19,874
1,100	Eco’s Co Ltd/Japan	11,125
48,400	EDION Corp.	446,047
700	eGuarantee, Inc.	16,477
10,400	Ehime Bank Ltd. (The)	131,503
8,000	Eidai Co. Ltd.	37,807
41,000	Eighteenth Bank Ltd. (The)	109,338
1,900	Eiken Chemical Co. Ltd.	62,992
2,800	Elecom Co. Ltd.	60,473
700	Elematec Corp.	12,693
2,600	Endo Lighting Corp.	29,433
1,100	Enigmo, Inc.(b)	16,503
3,000	en-japan, Inc.	86,126
1,900	Enplas Corp.	78,158
5,500	EPS Holdings Inc.	90,299
4,800	Es-Con Japan Ltd.	23,076
4,200	ESPEC Corp.	71,775
2,300	Excel Co. Ltd.	30,000
15,200	Exedy Corp.	476,357
5,200	Ezaki Glico Co. Ltd.	273,573
5,800	F@N Communications, Inc.	53,136
3,000	FALCO HOLDINGS Co. Ltd.	41,988
231,000	FCC Co. Ltd.	5,066,515
35,680	Feed One Co. Ltd.	78,322
12,000	Ferrotec Holdings Corp.	178,512
26,400	FIDEA Holdings Co. Ltd.	43,343
2,900	Fields Corp.	30,830
9,300	Financial Products Group Co. Ltd.	105,363
8,500	FJ Next Co. Ltd.	68,466
11,400	Foster Electric Co. Ltd.	224,081
2,200	FP Corp.	120,332
5,400	France Bed Holdings Co. Ltd.	49,178
7,100	F-Tech, Inc.	98,342
9,400	Fudo Tetra Corp.	15,518
3,700	Fuji Co. Ltd.	92,227
10,600	Fuji Corp. Ltd.	71,920
151,000	Fuji Electric Co. Ltd.	832,763
Shares		Value
JAPAN (continued)
13,000	Fuji Kiko Co. Ltd.	$86,789
12,000	Fuji Kyuko Co. Ltd.	126,373
13,800	Fuji Oil Co. Ltd.	42,059
9,600	Fuji Oil Holdings, Inc.	227,101
2,200	Fuji Pharma Co. Ltd.	75,332
5,800	Fuji Seal International, Inc.	162,828
3,800	Fuji Soft, Inc.	109,093
4,000	Fujibo Holdings, Inc.	121,366
2,700	Fujicco Co. Ltd.	65,464
10,700	Fujikura Kasei Co. Ltd.	62,893
170,000	Fujikura Ltd.	1,434,079
1,200	Fujikura Rubber Ltd.	7,630
2,200	Fujimi, Inc.	49,749
4,300	Fujimori Kogyo Co. Ltd.	128,323
1,300	Fujita Kanko, Inc.	47,050
19,100	Fujitec Co. Ltd.	263,860
6,200	Fujitsu Frontech Ltd.	118,213
8,000	Fujitsu General Ltd.	168,788
1,200	Fujiya Co. Ltd.	26,962
7,000	FuKoKu Co. Ltd.	66,352
2,000	Fukuda Corp.	91,796
43,000	Fukui Bank Ltd. (The)	104,921
1,300	Fukui Computer Holdings, Inc.	47,639
68,000	Fukuoka Financial Group, Inc.	313,955
74,000	Fukushima Bank Ltd. (The)	58,397
3,100	Fukushima Industries Corp.	128,786
28,000	Fukuyama Transporting Co. Ltd.	179,056
6,300	FULLCAST Holdings Co. Ltd.	79,375
2,000	Fumakilla Ltd.	21,425
3,600	Funai Soken Holdings, Inc.	93,849
44,000	Furukawa Co. Ltd.	81,818
31,300	Furukawa Electric Co. Ltd.	1,413,887
7,200	Furuno Electric Co. Ltd.	43,169
4,000	Furusato Industries Ltd.	63,713
3,500	Fuso Chemical Co. Ltd.	116,672
1,100	Fuso Pharmaceutical Industries Ltd.	27,688
27,500	Futaba Industrial Co. Ltd.	285,364
3,200	Future Corp.	25,891
8,900	Fuyo General Lease Co. Ltd.	522,318
500	G-7 Holdings, Inc.	10,531
2,000	Gakken Holdings Co. Ltd.	59,504
8,000	Gecoss Corp.	90,780
1,300	Genki Sushi Co. Ltd.	28,513
800	Genky Stores, Inc.	29,861
11,700	Geo Holdings Corp.	127,989
2,100	Gfoot Co. Ltd.	15,525
700	Giken Ltd.	18,693
2,500	GLOBERIDE, Inc.	43,290
14,500	Glory Ltd.	483,355
8,000	GMO Internet, Inc.	103,261
1,600	GMO Payment Gateway, Inc.	94,480
3,400	Godo Steel Ltd.	64,857
2,280	Goldcrest Co. Ltd.	50,834
110,000	GS Yuasa Corp.	519,842

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
24,000	GSI Creos Corp.	$32,001
8,300	G-Tekt Corp.	161,039
31,900	GungHo Online Entertainment, Inc.	86,228
48,300	Gunma Bank Ltd. (The)	283,460
48,000	Gunze Ltd.	185,478
3,500	Gurunavi, Inc.	57,272
7,200	H.I.S. Co. Ltd.	221,724
24,435	H2O Retailing Corp.	400,287
59,500	Hachijuni Bank Ltd. (The)	378,335
1,600	Hagihara Industries, Inc.	45,934
700	Hagiwara Electric Co. Ltd.	14,959
3,500	Hakudo Co. Ltd.	57,685
4,800	Hakuto Co. Ltd.	64,700
6,600	Hamakyorex Co. Ltd.	174,631
9,800	Haneda Zenith Holdings Co. Ltd.	30,579
327,000	Hanwa Co. Ltd.	2,340,269
7,000	Happinet Corp.	126,355
5,000	Hard Off Corp. Co. Ltd.	51,839
3,200	Harima Chemicals Group, Inc.	31,174
2,400	Harmonic Drive Systems, Inc.	103,733
50,900	Haseko Corp.	638,068
24,260	Hazama Ando Corp.	167,462
71,131	Heiwa Corp.	1,567,211
5,500	Heiwa Real Estate Co. Ltd.	86,308
18,000	Heiwado Co. Ltd.	409,651
15,800	Hibiya Engineering Ltd.	289,071
3,870	Hiday Hidaka Corp.	103,415
4,700	HI-LEX Corp.	122,866
3,200	Hiramatsu, Inc.	17,880
200	Hirata Corp.	22,659
104,000	Hiroshima Bank Ltd. (The)	445,263
18,900	Hitachi Capital Corp.	449,678
11,000	Hitachi Kokusai Electric, Inc.	284,267
2,300	Hitachi Maxell Ltd.(b)	51,009
19,900	Hitachi Transport System Ltd.	458,668
59,200	Hitachi Zosen Corp.	311,989
8,700	Hochiki Corp.	149,623
1,000	Hodogaya Chemical Co. Ltd.	43,086
130,100	Hogy Medical Co. Ltd.	9,499,796
12,800	Hokkaido Electric Power Co., Inc.	96,483
25,000	Hokkan Holdings Ltd.	96,149
10,000	Hokko Chemical Industry Co. Ltd.	54,606
34,000	Hokkoku Bank Ltd. (The)	137,548
7,400	Hokuetsu Bank Ltd. (The)	175,796
7,100	Hokuetsu Industries Co. Ltd.	61,826
43,500	Hokuetsu Kishu Paper Co. Ltd.	305,402
11,800	Hokuhoku Financial Group, Inc.	192,127
17,000	Hokuriku Electric Industry Co. Ltd.	25,135
9,600	Hokuriku Electric Power Co.	88,907
Shares		Value
JAPAN (continued)
3,400	Hokuriku Electrical Construction Co. Ltd.	$29,268
2,500	Hokuto Corp.	44,605
7,300	H-One Co. Ltd.	83,896
3,320	Honeys Holdings Co. Ltd.	37,523
9,600	Hoosiers Holdings.	96,309
7,700	Horiba Ltd.	472,148
1,800	Hosokawa Micron Corp.	87,514
4,600	House Foods Group, Inc.	118,834
3,300	Howa Machinery Ltd.	24,366
44,000	Hyakugo Bank Ltd. (The)	177,604
26,000	Hyakujushi Bank Ltd. (The)	84,430
39,300	Ibiden Co. Ltd.	683,013
8,500	IBJ Leasing Co. Ltd.	202,390
400	Ichibanya Co. Ltd.	14,259
9,900	Ichigo, Inc.	30,263
6,000	Ichiken Co., Ltd.	22,260
19,000	Ichikoh Industries Ltd.	149,077
7,300	ICHINEN Holdings Co. Ltd.	85,684
4,500	Ichiyoshi Securities Co. Ltd.	40,410
4,300	Idec Corp.	71,767
7,200	IDOM, Inc.	47,741
46,400	Iino Kaiun Kaisha Ltd.	213,807
4,580	IJT Technology Holdings Co. Ltd.	25,965
2,600	Imagica Robot Holdings, Inc.	16,556
5,200	Imasen Electric Industrial	58,299
3,500	Inaba Denki Sangyo Co. Ltd.	137,943
13,200	Inabata & Co. Ltd.	186,066
5,600	Inageya Co. Ltd.	88,182
3,300	Ines Corp.	31,400
1,980	I-Net Corp.	22,881
3,000	Infocom Corp.	73,418
9,900	Infomart Corp.	72,738
2,300	Information Services International-Dentsu Ltd.	52,136
2,400	Innotech Corp.	16,371
1,400	Intage Holdings, Inc.	28,624
7,500	Internet Initiative Japan, Inc.	135,788
1,100	Inui Global Logistics Co. Ltd.	8,431
1,000	I-O Data Device, Inc.	11,112
1,500	Iriso Electronics Co. Ltd.	129,258
5,000	Ise Chemicals Corp.	22,359
5,500	Iseki & Co. Ltd.	114,495
34,300	Isetan Mitsukoshi Holdings Ltd.	334,771
15,900	Ishihara Sangyo Kaisha Ltd.(b)	174,944
2,700	Istyle, Inc.	17,952
11,000	Ito En Ltd.	407,093
26,200	Itochu Enex Co. Ltd.	235,989
9,200	Itochu Techno-Solutions Corp.	320,450
1,300	Itochu-Shokuhin Co. Ltd.	54,007
14,000	Itoham Yonekyu Holdings, Inc.	130,165
16,200	Itoki Corp.	131,663
3,100	IwaiCosmo Holdings, Inc.	36,386
23,000	Iwasaki Electric Co. Ltd.	44,437
32,000	Iwatani Corp.	207,538

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
27,200	Iyo Bank Ltd. (The)	$222,298
7,500	Izumi Co. Ltd.	391,855
4,600	Izutsuya Co. Ltd.(b)	18,651
13,900	J Trust Co. Ltd.	110,953
42,500	J. Front Retailing Co. Ltd.	608,712
1,500	JAC Recruitment Co. Ltd.	24,477
38,000	Jaccs Co. Ltd.	178,203
900	Jalux, Inc.	22,711
1,900	Jamco Corp.	48,308
6,100	Janome Sewing Machine Co. Ltd.	49,743
4,000	Japan Airport Terminal Co. Ltd.	148,397
7,400	Japan Asia Group Ltd.	28,796
13,000	Japan Aviation Electronics Industry Ltd.	205,415
164,100	Japan Display, Inc.(b)	294,724
600	Japan Drilling Co. Ltd.(b)	11,494
1,900	Japan Lifeline Co. Ltd.	87,550
1,500	Japan Material Co. Ltd.	29,389
3,900	Japan Medical Dynamic Marketing, Inc.	34,810
900	Japan Property Management Center Co., Ltd.	12,025
42,000	Japan Pulp & Paper Co. Ltd.	160,769
5,600	Japan Radio Co. Ltd.	72,333
13,700	Japan Securities Finance Co. Ltd.	68,845
22,100	Japan Steel Works Ltd. (The)	365,844
24,000	Japan Transcity Corp.	92,957
20,000	Japan Wool Textile Co. Ltd. (The)	171,436
6,000	JBCC Holdings, Inc.	50,506
1,000	JCU Corp.	36,827
6,000	Jeol Ltd.	32,763
41,900	Jimoto Holdings, Inc.	74,872
1,500	JINS, Inc.	91,433
3,600	JK Holdings Co. Ltd.	22,858
7,000	JMS Co. Ltd.	20,890
2,800	Joban Kosan Co. Ltd.	45,996
3,400	J-Oil Mills, Inc.	118,736
18,000	Joshin Denki Co. Ltd.	253,563
8,500	JP-Holdings, Inc.	21,820
5,400	JSP Corp.	170,947
35,100	JSR Corp.	620,208
3,200	Juki Corp.	48,532
40,000	Juroku Bank Ltd. (The)	126,990
3,300	Justsystems Corp.	50,947
64,900	JVC Kenwood Corp.	188,969
34,400	kabu.com Securities Co. Ltd.	111,708
1,000	Kabuki-Za Co. Ltd.	50,796
2,900	Kadokawa Dwango Corp.(b)	38,326
10,500	Kaga Electronics Co. Ltd.	231,725
1,400	Kagome Co. Ltd.	42,542
14,700	Kakaku.com, Inc.	207,609
26,700	Kaken Pharmaceutical Co. Ltd.	1,424,065
1,000	Kameda Seika Co. Ltd.	49,980
Shares		Value
JAPAN (continued)
13,800	Kamei Corp.	$197,402
27,000	Kamigumi Co. Ltd.	289,483
1,800	Kanaden Corp.	19,168
5,000	Kanagawa Chuo Kotsu Co. Ltd.	33,017
7,600	Kanamoto Co. Ltd.	272,992
157,000	Kandenko Co. Ltd.	1,680,439
98,000	Kaneka Corp.	787,591
1,300	Kaneko Seeds Co. Ltd.	17,004
220,000	Kanematsu Corp.	480,929
1,800	Kanematsu Electronics Ltd.	53,309
5,700	Kansai Urban Banking Corp.	73,160
7,400	Kanto Denka Kogyo Co. Ltd.	67,794
4,400	Kappa Create Co. Ltd.(b)	51,166
11,900	Kasai Kogyo Co. Ltd.	155,220
5,000	Katakura & Co-op Agri Corp.	11,973
2,600	Kato Sangyo Co. Ltd.	70,044
5,200	Kato Works Co. Ltd.	167,445
2,400	KAWADA Technologies, Inc.	165,014
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	47,921
674,000	Kawasaki Kisen Kaisha Ltd.(b)	1,675,142
41,000	Keihan Holdings Co. Ltd.	265,536
15,900	Keihanshin Building Co. Ltd.	100,669
13,000	Keihin Co. Ltd. (The)	18,985
30,200	Keihin Corp.	435,557
40,000	Keiyo Bank Ltd. (The)	169,441
7,800	Keiyo Co. Ltd.	54,196
27,100	Kenedix, Inc.	138,886
2,600	Kenko Mayonnaise Co. Ltd.	73,110
4,700	Kewpie Corp.	118,262
1,825	KEY Coffee, Inc.	36,137
2,000	KFC Holdings Japan Ltd.	36,192
21,000	Kinden Corp.	327,253
500	Kinki Sharyo Co. Ltd. (The)(b)	11,642
14,000	Kintetsu Department Store Co. Ltd.(b)	46,605
5,800	Kintetsu World Express, Inc.	101,695
5,900	Kitagawa Iron Works Co. Ltd.	126,247
1,600	Kitamura Co. Ltd.	10,595
2,600	Kita-Nippon Bank Ltd. (The)	74,643
21,000	Kitano Construction Corp.	72,765
7,900	Kito Corp.	91,508
34,300	Kitz Corp.	307,081
24,000	Kiyo Bank Ltd. (The)	401,651
7,300	Koa Corp.	129,055
22,000	Koatsu Gas Kogyo Co. Ltd.	163,636
1,000	Kobe Bussan Co. Ltd.	49,617
116,400	Kobe Steel Ltd.(b)	1,459,157
9,600	Kohnan Shoji Co. Ltd.	175,290
1,300	Kohsoku Corp.	12,912
3,000	Koike Sanso Kogyo Co. Ltd.	8,381
700	Kokusai Co. Ltd.	7,270
13,800	Kokuyo Co. Ltd.	219,809
800	KOMAIHALTEC, Inc.	16,480
3,400	Komatsu Wall Industry Co. Ltd.	64,056
11,200	Komeri Co. Ltd.	328,142

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
3,000	Konaka Co. Ltd.	$16,191
6,300	Kondotec, Inc.	57,374
7,400	Konishi Co.Ltd.	113,170
10,700	Konoike Transport Co. Ltd.	145,876
5,100	Kosaido Co. Ltd.(b)	17,116
500	Koshidaka Holdings Co. Ltd.	13,579
3,400	Kotobuki Spirits Co. Ltd.	125,520
2,000	Kourakuen Holdings Corp.	31,929
25,000	Krosaki Harima Corp.	109,756
4,200	KRS Corp.	113,910
19,356	K’s Holdings Corp.	389,069
2,000	KU Holdings Co. Ltd.	18,160
47,000	Kumagai Gumi Co. Ltd.	162,855
12,067	Kumiai Chemical Industry Co. Ltd.	70,490
2,100	Kura Corp.	105,719
73,000	Kurabo Industries Ltd.	189,378
6,400	Kureha Corp.	322,772
2,100	Kurimoto Ltd.	39,392
8,100	Kurita Water Industries Ltd.	230,704
900	Kuriyama Holdings Corp.	17,617
10,500	Kuroda Electric Co. Ltd.	201,057
2,000	Kusuri No Aoki Holdings Co. Ltd.	110,118
111,000	KYB Corp.	628,273
38,000	Kyodo Printing Co. Ltd.	133,049
6,700	Kyoei Steel Ltd.	103,498
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	181,037
1,400	Kyokuto Securities Co. Ltd.	19,722
1,600	Kyokuyo Co. Ltd.	45,063
6,500	KYORIN Holdings, Inc.	139,086
3,540	Kyoritsu Maintenance Co. Ltd.	101,147
400	Kyoritsu Printing Co. Ltd.	1,270
18,000	Kyosan Electric Manufacturing Co. Ltd.	100,413
3,500	Kyowa Electronic Instruments Co. Ltd.	14,667
22,700	Kyowa Exeo Corp.	387,925
2,700	Kyowa Leather Cloth Co. Ltd.	23,291
7,000	Kyudenko Corp.	264,139
125,940	Kyushu Financial Group, Inc.	791,659
5,600	Laox Co. Ltd.(b)	27,227
7,000	Lasertec Corp.	104,640
1,200	LEC, Inc.	29,389
88,600	Leopalace21 Corp.	632,484
2,400	Life Corp.	63,611
5,600	Lifull Co. Ltd.	44,751
3,800	Link and Motivation, Inc.	25,403
8,000	Lintec Corp.	194,403
400	M&A Capital Partners Co. Ltd.(b)	18,214
3,700	Mabuchi Motor Co. Ltd.	195,329
10,450	Macnica Fuji Electronics Holdings, Inc.	166,544
10,000	Maeda Corp.	121,094
Shares		Value
JAPAN (continued)
2,400	Maeda Kosen Co. Ltd.	$35,245
36,000	Maeda Road Construction Co. Ltd.	742,891
45,000	Makino Milling Machine Co. Ltd.	381,242
4,100	Mamezou Holdings Co. Ltd.	36,930
2,300	Mandom Corp.	127,053
1,800	Mani, Inc.	42,826
7,700	Marubun Corp.	58,949
38,000	Marudai Food Co. Ltd.	180,271
4,000	Marufuji Sheet Piling Co. Ltd.	10,413
11,700	Maruha Nichiro Corp.	319,443
6,900	Marui Group Co. Ltd.	94,007
6,900	Maruichi Steel Tube Ltd.	213,112
7,800	Marusan Securities Co. Ltd.	65,940
2,900	Maruwa Co. Ltd.	140,732
2,000	Maruyama Manufacturing Co., Inc.	33,670
20,000	Maruzen Showa Unyu Co. Ltd.	87,079
6,400	Marvelous, Inc.	59,910
2,900	Matsuda Sangyo Co. Ltd.	39,379
7,700	Matsui Construction Co. Ltd.	65,933
16,400	Matsui Securities Co. Ltd.	134,330
7,200	Matsumotokiyoshi Holdings Co. Ltd.	444,102
700	Matsuya Foods Co. Ltd.	26,541
6,000	Max Co. Ltd.	82,126
2,400	Maxvalu Nishinihon Co. Ltd.	36,268
3,700	Maxvalu Tokai Co. Ltd.	70,345
4,400	MCJ Co. Ltd.	52,044
31,590	Mebuki Financial Group, Inc.	121,781
2,900	MEC Co. Ltd.	35,985
17,500	Medipal Holdings Corp.	320,808
1,400	Megachips Corp.	37,437
97,162	Megmilk Snow Brand Co. Ltd.	2,688,050
45,000	Meidensha Corp.	160,007
7,800	Meiko Electronics Co. Ltd.	117,518
2,600	Meiko Network Japan Co. Ltd.	37,121
12,000	Meisei Industrial Co. Ltd.	77,827
6,000	Meitec Corp.	281,373
13,200	Meiwa Corp.	52,443
1,400	Menicon Co. Ltd.	45,843
500	Metawater Co. Ltd.	13,833
45,000	Michinoku Bank Ltd. (The)	76,330
4,400	Micronics Japan Co. Ltd.	46,736
1,000	Mie Bank Ltd. (The)	22,405
4,300	Mie Kotsu Group Holdings, Inc.	16,187
5,900	Mikuni Corp.	26,437
1,237	Milbon Co. Ltd.	72,148
6,700	Mimasu Semiconductor Industry Co. Ltd.	107,873
6,300	Minato Bank Ltd. (The)	115,434
27,072	MINEBEA MITSUMI, Inc.	447,660
2,900	Ministop Co. Ltd.	63,869
10,800	Miraca Holdings, Inc.	493,737

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
16,940	Mirait Holdings Corp.	$198,833
2,300	Miroku Jyoho Service Co. Ltd.	48,526
8,500	Misawa Homes Co. Ltd.	78,026
450,000	MISUMI Group, Inc.	11,167,853
6,400	Mitani Corp.	252,238
6,900	Mito Securities Co. Ltd.	19,214
6,000	Mitsuba Corp.	104,712
14,000	Mitsubishi Logistics Corp.	179,945
55,400	Mitsubishi Materials Corp.	1,864,339
11,800	Mitsubishi Nichiyu Forklift Co. Ltd.	95,154
13,900	Mitsubishi Paper Mills Ltd.(b)	98,092
4,200	Mitsubishi Pencil Co. Ltd.	114,481
1,600	Mitsubishi Research Institute, Inc.	46,007
2,800	Mitsubishi Shokuhin Co. Ltd.	81,020
24,000	Mitsubishi Steel Manufacturing Co. Ltd.	61,826
74,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	397,885
13,000	Mitsuboshi Belting Ltd.	148,814
43,000	Mitsui Engineering & Shipbuilding Co. Ltd.	60,066
9,100	Mitsui High-Tec, Inc.	142,305
14,000	Mitsui Home Co. Ltd.	95,496
2,100	Mitsui Matsushima Co. Ltd.	28,306
230,000	Mitsui Mining & Smelting Co. Ltd.	1,007,665
315,000	Mitsui Osk Lines Ltd.	982,902
2,700	Mitsui Sugar Co. Ltd.	82,045
47,000	Mitsui-Soko Holdings Co. Ltd.	128,323
18,000	Miyaji Engineering Group, Inc.	43,920
43,000	Miyazaki Bank Ltd. (The)	143,925
1,800	Miyoshi Oil & Fat Co. Ltd.	23,038
25,000	Mizuno Corp.	145,358
27,464	Mochida Pharmaceutical Co. Ltd.	1,915,716
4,300	Modec, Inc.	102,542
30,200	Monex Group, Inc.	85,468
600	Monogatari Corp. (The)	31,348
4,700	Monotaro Co. Ltd.	155,182
900	Moresco Corp.	16,997
5,200	Morinaga & Co. Ltd.	298,100
345,116	Morinaga Milk Industry Co. Ltd.	2,523,139
8,400	Morita Holdings Corp.	131,892
2,400	Mory Industries, Inc.	51,355
3,000	Mr Max Corp.	14,232
6,200	MTI Ltd.	41,841
1,900	Mugen Estate Co. Ltd.	17,061
219,500	Musashi Seimitsu Industry Co. Ltd.	6,122,387
2,700	Musashino Bank Ltd. (The)	80,820
18,500	Nabtesco Corp.	601,592
5,100	NAC Co. Ltd.	45,983
46,000	Nachi-Fujikoshi Corp.	254,941
800	Nafco Co. Ltd.	12,692
Shares		Value
JAPAN (continued)
1,800	Nagaileben Co. Ltd.	$44,884
3,500	Nagano Bank Ltd.	62,511
1,700	Nagano Keiki Co. Ltd.	12,182
36,300	Nagase & Co. Ltd.	570,619
5,000	Nagatanien Holdings Co. Ltd.	62,270
22,000	Nakabayashi Co. Ltd.	64,856
2,500	Nakanishi, Inc.	104,880
2,500	Nakano Corp.	13,742
3,800	Nakayama Steel Works Ltd.	23,060
40,000	Nankai Electric Railway Co. Ltd.	197,016
5,100	Nanto Bank Ltd. (The)	150,116
1,100	Natori Co. Ltd.	20,454
900	NDS Co. Ltd.	26,001
4,700	NEC Capital Solutions Ltd.	81,044
10,300	NEC Networks & System Integration Corp.	225,162
11,000	NET One Systems Co. Ltd.	105,365
75,300	NHK Spring Co. Ltd.	814,848
18,000	Nice Holdings, Inc.	25,797
38,000	Nichias Corp.	461,536
6,000	Nichiban Co. Ltd.	53,553
5,900	Nichiha Corp.	219,420
14,000	Nichii Gakkan Co.	146,546
10,150	Nichi-Iko Pharmaceutical Co. Ltd.	155,686
25,000	Nichirei Corp.	702,980
18,000	Nichireki Co. Ltd.	217,969
1,200	Nichirin Co. Ltd.	26,842
325,700	Nifco, Inc.	18,789,532
900	Nihon Chouzai Co. Ltd.	30,042
5,500	Nihon Dempa Kogyo Co. Ltd.	45,998
2,300	Nihon Eslead Corp.	43,394
14,900	Nihon House Holdings Co. Ltd.	71,091
8,700	Nihon Kohden Corp.	208,257
247,800	Nihon M&A Center, Inc.	9,946,165
14,500	Nihon Nohyaku Co. Ltd.	84,439
12,000	Nihon Parkerizing Co. Ltd.	172,307
2,800	Nihon Plast Co. Ltd.	33,322
1,100	Nihon Tokushu Toryo Co. Ltd.	18,479
600	Nihon Trim Co. Ltd.	24,981
15,300	Nihon Unisys Ltd.	255,359
3,000	Nihon Yamamura Glass Co. Ltd.	5,143
19,300	Nikkiso Co. Ltd.	199,749
17,900	Nikkon Holdings Co. Ltd.	423,774
136,658	Nikon Corp.	2,410,992
2,000	Nippi, Inc.	14,441
31,000	Nippo Corp.	630,713
4,000	Nippon Air Conditioning Services Co. Ltd.	25,688
17,000	Nippon Carbide Industries Co. Inc.	28,682
31,000	Nippon Chemical Industrial Co. Ltd.	66,642
300	Nippon Chemiphar Co. Ltd.	14,096

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
7,500	Nippon Concrete Industries Co. Ltd.	$29,117
19,205	Nippon Denko Co. Ltd.	90,237
8,000	Nippon Densetsu Kogyo Co. Ltd.	159,136
21,400	Nippon Electric Glass Co. Ltd.	758,982
471,000	Nippon Express Co. Ltd.	3,011,973
2,300	Nippon Fine Chemical Co. Ltd.	20,988
15,500	Nippon Flour Mills Co. Ltd.	249,980
5,400	Nippon Gas Co. Ltd.	169,477
7,500	Nippon Hume Corp.	46,873
64,896	Nippon Kayaku Co. Ltd.	910,645
900	Nippon Kinzoku Co. Ltd.	18,066
1,300	Nippon Kodoshi Corp.	17,617
9,400	Nippon Koei Co. Ltd.	260,483
21,000	Nippon Koshuha Steel Co. Ltd.	21,144
346,900	Nippon Light Metal Holdings Co. Ltd.	934,549
57,700	Nippon Paper Industries Co. Ltd.	1,150,912
37,600	Nippon Parking Development Co. Ltd.	56,275
4,700	Nippon Piston Ring Co. Ltd.	92,555
15	Nippon Prologis REIT, Inc. REIT	31,634
4,000	Nippon Rietec Co. Ltd.	47,204
30,000	Nippon Road Co. Ltd. (The)	167,627
4,000	Nippon Seisen Co. Ltd.	29,752
9,000	Nippon Sharyo Ltd.(b)	23,430
27,300	Nippon Sheet Glass Co. Ltd.(b)	231,534
6,000	Nippon Shokubai Co. Ltd.	393,487
13,200	Nippon Signal Co. Ltd.	134,101
32,000	Nippon Soda Co. Ltd.	180,543
9,748	Nippon Steel & Sumikin Bussan Corp.	503,117
51,100	Nippon Suisan Kaisha Ltd.	298,502
8,000	Nippon Thompson Co. Ltd.	45,789
4,300	Nippon Valqua Industries Ltd.	113,736
640,000	Nippon Yusen KK(b)	1,224,908
32,800	Nipro Corp.	445,684
73,000	Nishimatsu Construction Co. Ltd.	420,473
3,500	Nishimatsuya Chain Co. Ltd.	38,351
19,200	Nishi-Nippon Financial Holdings, Inc.	216,304
28,000	Nishi-Nippon Railroad Co. Ltd.	123,434
3,900	Nishio Rent All Co. Ltd.	130,006
24,300	Nissan Shatai Co. Ltd.	252,158
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	36,486
1,200	Nissei ASB Machine Co. Ltd.	41,417
11,000	Nissei Build Kogyo Co. Ltd.	63,558
1,500	Nissei Plastic Industrial Co. Ltd.	15,701
4,500	Nissha Printing Co. Ltd.	123,271
6,800	Nisshin Fudosan Co. Ltd.	37,934
44,000	Nisshin Oillio Group Ltd. (The)	260,620
9,824	Nisshin Steel Co. Ltd.	120,478
Shares		Value
JAPAN (continued)
59,000	Nisshinbo Holdings, Inc.	$597,787
28,000	Nissin Corp.	135,371
7,000	Nissin Electric Co. Ltd.	85,210
19,400	Nissin Kogyo Co. Ltd.	325,372
3,200	Nitta Corp.	102,898
1,900	Nitta Gelatin, Inc.	13,081
2,600	Nittetsu Mining Co. Ltd.	145,984
80,000	Nitto Boseki Co. Ltd.	466,597
10,800	Nitto Kogyo Corp.	175,061
2,600	Nitto Kohki Co. Ltd.	61,813
12,000	Nitto Seiko Co. Ltd.	59,105
13,100	Nittoc Construction Co. Ltd.	69,276
3,200	Noda Corp.	29,810
1,200	Noevir Holdings Co. Ltd.	62,261
393,669	NOF Corp.	5,356,284
2,700	Nohmi Bosai Ltd.	41,537
6,500	Nojima Corp.	105,302
43,900	NOK Corp.	1,007,456
5,000	Nomura Co. Ltd.	105,855
58,300	Nomura Real Estate Holdings, Inc.	1,157,063
2,100	Noritake Co. Ltd.	80,575
3,800	Noritsu Koki Co. Ltd.	35,020
6,600	Noritz Corp.	129,611
62,900	North Pacific Bank Ltd.	211,103
1,000	Nozawa Corp.	12,880
4,100	NS Solutions Corp.	86,392
46,000	NS United Kaiun Kaisha Ltd.	96,385
3,100	NSD Co. Ltd.	59,219
88,000	NTN Corp.	411,084
8,400	NTT Urban Development Corp.	86,023
400	Nuflare Technology, Inc.	21,443
2,600	Obara Group, Inc.	143,861
1,800	Odelic Co. Ltd.	82,616
27,000	Oenon Holdings, Inc.	67,105
49,000	Ogaki Kyoritsu Bank Ltd. (The)	141,784
4,500	Ohashi Technica, Inc.	57,799
900	Ohsho Food Service Corp.	35,022
7,245	Oiles Corp.	129,660
46,000	Oita Bank Ltd. (The)	173,577
11,100	Okabe Co. Ltd.	108,740
8,000	Okamoto Industries, Inc.	87,587
9,000	Okamoto Machine Tool Works Ltd.	23,266
11,900	Okamura Corp.	121,002
11,000	Okasan Securities Group, Inc.	66,751
3,200	Okinawa Cellular Telephone Co.	112,477
2,337	Okinawa Electric Power Co., Inc. (The)	55,137
18,000	OKK Corp.	23,185
40,000	OKUMA Corp.	385,686
24,000	Okumura Corp.	174,811
26,000	Okura Industrial Co. Ltd.	168,389
10,000	Okuwa Co. Ltd.	106,581
2,600	ONO Sokki Co. Ltd.	17,711

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
2,400	Onoken Co. Ltd.	$39,947
26,000	Onward Holdings Co. Ltd.	188,671
4,800	Open House Co. Ltd.	158,919
3,400	OPT Holding, Inc.	42,961
1,800	Optex Group Co. Ltd.	60,493
9,000	Organo Corp.	48,002
36,200	Orient Corp.	61,075
10,000	Origin Electric Co. Ltd.	28,391
8,100	Osaka Organic Chemical Industry Ltd.	96,396
24,000	Osaka Soda Co. Ltd.	120,822
16,000	Osaki Electric Co. Ltd.	122,491
12,500	OSG Corp.	264,071
12,200	OSJB Holdings Corp.	33,531
5,000	OUG Holdings, Inc.	12,019
1,600	Outsourcing Inc.	79,967
24,900	Pacific Industrial Co. Ltd.	324,562
31,000	Pacific Metals Co. Ltd.(b)	83,233
2,950	Pack Corp. (The)	95,528
1,400	PAL Group Holdings Co. Ltd.	44,764
5,850	PALTAC Corp.	212,255
8,000	PanaHome Corp.	86,934
53,999	Paramount Bed Holdings Co. Ltd.	2,463,740
4,500	Parco Co. Ltd.	55,513
60,741	Park24 Co. Ltd.	1,537,189
3,000	Pasco Corp.	10,123
1,900	Pasona Group, Inc.	21,129
11,900	PC Depot Corp.	68,543
4,100	Pegasus Sewing Machine Manufacturing Co. Ltd.	27,632
57,100	Penta-Ocean Construction Co. Ltd.	340,285
800	PeptiDream, Inc.(b)	25,180
13,200	Persol Holdings Co. Ltd.	250,243
700	PIA Corp.	24,827
20,100	Pigeon Corp.	745,694
6,200	Pilot Corp.	270,507
6,600	Piolax, Inc.	182,593
141,100	Pioneer Corp.(b)	279,013
3,500	Plenus Co. Ltd.	82,035
2,600	Pocket Card Co. Ltd.	17,075
62,000	Press Kogyo Co. Ltd.	292,440
4,000	Pressance Corp.	55,259
6,000	Prestige International, Inc.	65,744
15,000	Prima Meat Packers Ltd.	95,787
2,300	Proto Corp.	35,967
6,400	PS Mitsubishi Construction Co. Ltd.	29,375
3,700	Qol Co. Ltd.	59,773
17,400	Raito Kogyo Co. Ltd.	188,134
20,000	Rasa Industries Ltd.	28,301
2,000	Raysum Co. Ltd.	17,887
2,300	Relia, Inc.	24,597
19,000	Relo Group, Inc.	381,396
2,000	Renesas Easton Co. Ltd.	10,703
Shares		Value
JAPAN (continued)
111,840	Rengo Co. Ltd.	$635,057
519,900	Resorttrust, Inc.	9,592,060
3,000	Rheon Automatic Machinery Co. Ltd.	32,491
10,000	Ricoh Leasing Co. Ltd.	349,676
4,800	Right On Co. Ltd.	43,583
2,900	Riken Corp.	135,997
6,500	Riken Keiki Co. Ltd.	123,049
19,000	Riken Technos Corp.	106,164
900	Riken Vitamin Co. Ltd.	35,185
3,000	Ringer Hut Co. Ltd.	69,364
17,500	Riso Kagaku Corp.	366,048
8,500	Riso Kyoiku Co. Ltd.	63,685
1,800	Rock Field Co. Ltd.	30,467
11,400	Rohto Pharmaceutical Co. Ltd.	230,699
1,400	Rokko Butter Co. Ltd.	31,659
1,300	Roland DG Corp.	32,616
1,700	Rorze Corp.	36,777
43,000	Round One Corp.	459,468
6,300	Royal Holdings Co. Ltd.	151,150
1,500	RVH Inc.(b)	9,756
68,000	Ryobi Ltd.	321,974
6,000	Ryoden Corp.	43,703
8,400	Ryosan Co. Ltd.	328,777
66,900	S Foods, Inc.	2,494,072
1,700	Sac’s Bar Holdings, Inc.	18,705
22,000	Saibu Gas Co. Ltd.	55,277
4,700	Saizeriya Co. Ltd.	136,850
28,000	Sakai Chemical Industry Co. Ltd.	113,783
14,000	Sakai Heavy Industries Ltd.	43,304
1,800	Sakai Moving Service Co. Ltd.	86,861
1,800	Sakai Ovex Co. Ltd.	29,618
9,300	Sakata INX Corp.	168,546
5,100	SAMTY Co. Ltd.	74,896
2,300	San-A Co. Ltd.	102,748
31,000	San-Ai Oil Co. Ltd.	315,216
42,000	Sanden Holdings Corp.(b)	120,005
1,900	Sanei Architecture Planning Co. Ltd.	33,900
21,750	Sangetsu Corp.	392,208
40,800	San-In Godo Bank Ltd. (The)	331,966
38,000	Sanken Electric Co. Ltd.	193,369
6,600	Sanki Engineering Co. Ltd.	74,714
800	Sanko Metal Industrial Co. Ltd.	24,092
3,900	Sankyo Co. Ltd.	128,060
12,300	Sankyo Tateyama, Inc.	173,826
52,000	Sankyu, Inc.	392,435
14,600	Sanoh Industrial Co. Ltd.	105,416
4,600	Sanoyas Holdings Corp.	10,723
1,100	Sanrio Co. Ltd.	22,101
1,800	Sansei Technologies, Inc.	15,331
6,800	Sanshin Electronics Co. Ltd.	85,736
30,800	Sanwa Holdings Corp.	333,577
3,800	Sanyo Chemical Industries Ltd.	180,616
11,000	Sanyo Denki Co. Ltd.	122,627

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
2,000	Sanyo Electric Railway Co. Ltd.	$10,250
2,400	Sanyo Housing Nagoya Co. Ltd.	24,513
8,000	Sanyo Industries Ltd.	16,327
60,000	Sanyo Special Steel Co. Ltd.	364,642
2,100	Sanyo Trading Co. Ltd.	47,907
13,000	Sapporo Holdings Ltd.	354,347
1,500	SATO Holdings Corp.	36,029
2,700	Sato Shoji Corp.	24,344
4,100	Satori Electric Co. Ltd.	33,843
7,800	Sawada Holdings Co. Ltd.	70,822
33,292	Sawai Pharmaceutical Co. Ltd.	1,878,328
35,000	SAXA Holdings, Inc.	71,432
112,480	SBI Holdings, Inc.	1,611,011
8,500	SBS Holdings, Inc.	64,919
1,900	Scala, Inc.	14,649
2,400	SCREEN Holdings Co. Ltd.	161,096
5,800	Scroll Corp.	20,255
800	SCSK Corp.	33,852
31,000	Sega Sammy Holdings, Inc.	418,132
800	Seibu Electric Industry Co. Ltd.	17,358
18,000	Seika Corp.	77,881
11,400	Seikitokyu Kogyo Co. Ltd.	61,837
54,000	Seiko Holdings Corp.	241,480
38,300	Seino Holdings Co. Ltd.	516,248
13,400	Seiren Co. Ltd.	226,808
6,600	Sekisui Plastics Co. Ltd.	56,574
35,500	Senko Group Holdings Co. Ltd.	241,830
2,000	Senshu Electric Co. Ltd.	40,238
92,420	Senshu Ikeda Holdings, Inc.	383,110
8,800	Senshukai Co. Ltd.	54,279
13,000	Septeni Holdings Co. Ltd.	39,739
32,062	Seria Co. Ltd.	1,590,813
70,200	Seven Bank Ltd.	278,266
1,200	Shibaura Electronics Co. Ltd.	40,492
11,000	Shibaura Mechatronics Corp.	34,024
17,000	Shibusawa Warehouse Co. Ltd. (The)	55,975
5,100	Shibuya Corp.	155,436
1,400	Shidax Corp.	5,651
42,000	Shiga Bank Ltd. (The)	222,867
44,000	Shikibo Ltd.	59,867
20,000	Shikoku Bank Ltd. (The)	53,699
14,000	Shikoku Chemicals Corp.	178,929
8,100	Shikoku Electric Power Co., Inc.	97,351
6,900	Shima Seiki Manufacturing Ltd.	336,097
12,749	Shimachu Co. Ltd.	319,520
1,800	Shimizu Bank Ltd. (The)	57,227
3,100	Shin Nippon Air Technologies Co. Ltd.	44,738
32,000	Shinagawa Refractories Co. Ltd.	87,369
7,000	Shindengen Electric Manufacturing Co. Ltd.	36,383
20,700	Shinko Electric Industries Co. Ltd.	151,150
12,700	Shinko Plantech Co. Ltd.	108,632
Shares		Value
JAPAN (continued)
18,000	Shinmaywa Industries Ltd.	$157,395
8,400	Shinnihon Corp.	68,498
2,800	Shinoken Group Co. Ltd.	66,644
2,200	Shinsho Corp.	58,250
900	Shinwa Co. Ltd.	17,936
8,800	Ship Healthcare Holdings, Inc.	270,597
3,000	Shizuki Electric Co., Inc.	20,083
27,900	Shizuoka Gas Co. Ltd.	211,063
7,000	Shochiku Co. Ltd.	96,004
800	Shoei Co. Ltd.	22,931
3,000	Shoei Foods Corp.	128,441
1,000	Showa Aircraft Industry Co. Ltd.	10,785
24,600	Showa Corp.(b)	238,090
40,200	Showa Denko KK	1,052,358
32,000	Showa Sangyo Co. Ltd.	173,867
118,900	Showa Shell Sekiyu KK	1,295,287
3,200	Siix Corp.	136,569
3,000	Sinanen Holdings Co. Ltd.	60,874
31,000	Sinfonia Technology Co. Ltd.	130,473
2,600	Sinko Industries Ltd.	39,762
1,400	SK-Electronics Co. Ltd.	17,258
107,200	SKY Perfect JSAT Holdings, Inc.	481,328
2,800	Skylark Co. Ltd.	42,313
17,000	SMK Corp.	71,858
2,800	SMS Co. Ltd.	88,639
12,400	Sodick Co. Ltd.	151,281
2,400	Softbank Technology Corp.	38,532
3,200	Sogo Medical Co. Ltd.	146,583
2,400	Sohgo Security Services Co. Ltd.	101,773
315,700	Sojitz Corp.	796,087
1,700	Soken Chemical & Engineering Co. Ltd.	23,886
1,900	Sosei Group Corp.(b)	197,678
30,000	Sotetsu Holdings, Inc.	146,945
18,500	Sparx Group Co. Ltd.	36,918
700	SPK Corp.	18,560
5,000	Square Enix Holdings Co. Ltd.	163,953
300	ST Corp.	7,532
3,000	St. Marc Holdings Co. Ltd.	93,882
5,600	Star Micronics Co. Ltd.	92,906
4,900	Starts Corp., Inc.	128,139
2,200	Starzen Co. Ltd.	98,580
3,200	Stella Chemifa Corp.	89,981
1,300	Studio Alice Co. Ltd.	30,541
2,700	Sugi Holdings Co. Ltd.	137,884
2,700	Sugimoto & Co. Ltd.	39,822
10,500	Sumco Corp.	171,055
4,800	Sumida Corp.	91,868
7,000	Suminoe Textile Co. Ltd.	19,683
104,000	Sumitomo Bakelite Co. Ltd.	757,513
8,900	Sumitomo Densetsu Co. Ltd.	141,841
67,800	Sumitomo Forestry Co. Ltd.	1,039,340
153,000	Sumitomo Heavy Industries Ltd.	1,118,581

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
126,500	Sumitomo Mitsui Construction Co. Ltd.	$137,693
478,474	Sumitomo Osaka Cement Co. Ltd.	2,243,830
7,000	Sumitomo Precision Products Co. Ltd.	22,795
19,100	Sumitomo Riko Co. Ltd.	200,278
37,900	Sumitomo Rubber Industries Ltd.	658,682
3,800	Sumitomo Seika Chemicals Co. Ltd.	191,991
7,500	Sun Frontier Fudousan Co. Ltd.	80,072
2,200	Suncall Corp.	12,831
3,600	Sun-Wa Technos Corp.	61,325
9,990	Suzuken Co. Ltd.	333,921
42,000	SWCC Showa Holdings Co. Ltd.(b)	34,668
1,700	Systena Corp.	39,013
7,000	T&K Toka Co. Ltd.	76,956
3,200	T. Hasegawa Co. Ltd.	67,457
30,000	T. RAD Co. Ltd.	94,970
3,240	Tachibana Eletech Co. Ltd.	46,876
6,700	Tachi-S Co. Ltd.	122,459
40,000	Tadano Ltd.	497,438
6,000	Taihei Dengyo Kaisha Ltd.	86,698
360,300	Taiheiyo Cement Corp.	1,356,293
9,600	Taiho Kogyo Co. Ltd.	135,495
6,000	Taikisha Ltd.	161,368
700	Taiko Pharmaceutical Co. Ltd.	14,109
300	Taisei Lamick Co., Ltd.	7,919
3,000	Taiyo Holdings Co. Ltd.	142,592
38,500	Taiyo Yuden Co. Ltd.	648,855
3,300	Takaoka Toko Co. Ltd.	55,257
17,700	Takara Holdings, Inc.	176,928
13,600	Takara Leben Co. Ltd.	62,421
11,000	Takara Standard Co. Ltd.	184,888
5,200	Takasago International Corp.	204,472
134,900	Takasago Thermal Engineering Co. Ltd.	2,253,942
18,000	Takashima & Co. Ltd.	35,104
115,000	Takashimaya Co. Ltd.	1,053,563
3,100	Take And Give Needs Co. Ltd.	21,849
2,600	Takeei Corp.	26,343
5,700	Takeuchi Manufacturing Co. Ltd.	111,006
8,000	Takihyo Co. Ltd.	33,670
33,000	Takisawa Machine Tool Co. Ltd.	52,683
9,000	Takuma Co. Ltd.	92,249
6,800	Tama Home Co. Ltd.	45,027
1,900	Tamron Co. Ltd.	35,675
34,000	Tamura Corp.	185,968
1,950	Tanseisha Co. Ltd.	19,687
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	131,652
18,000	Tayca Corp.	159,354
10,700	TBK Co. Ltd.	48,237
Shares		Value
JAPAN (continued)
600	Techno Medica Co. Ltd.	$10,629
57,300	Teijin Ltd.	1,152,809
12,000	Tekken Corp.	36,900
900	T-Gaia Corp.	18,025
7,900	THK Co. Ltd.	241,848
22,566	TIS, Inc.	682,640
6,300	Toa Corp.(b)	102,862
6,000	Toa Corp.	62,642
58,000	Toa Oil Co. Ltd.	75,759
22,000	Toa Road Corp.	90,997
1,400	Toabo Corp.	7,150
42,250	Toagosei Co. Ltd.	511,622
56,100	Tobishima Corp.	85,998
500	Tobu Store Co. Ltd.	14,400
17,100	TOC Co. Ltd.	160,848
2,200	Tocalo Co. Ltd.	84,113
40,000	Tochigi Bank Ltd. (The)	162,910
37,000	Toda Corp.	254,733
3,000	Toda Kogyo Corp.	11,402
20,000	Toei Co. Ltd.	204,091
21,000	Toenec Corp.	127,625
59,000	Toho Bank Ltd. (The)	206,041
4,000	Toho Co. Ltd.	105,220
16,000	Toho Gas Co. Ltd.	108,413
6,900	Toho Holdings Co. Ltd.	136,692
5,000	Toho Titanium Co. Ltd.	38,777
68,000	Toho Zinc Co. Ltd.	293,601
26,000	Tohoku Bank Ltd. (The)	35,847
15,000	Tokai Carbon Co. Ltd.	97,283
2,400	Tokai Corp.	106,127
19,000	TOKAI Holdings Corp.	146,147
12,000	Tokai Lease Co. Ltd.	23,294
15,500	Tokai Rika Co. Ltd.	285,550
20,000	Tokai Tokyo Financial Holdings, Inc.	116,831
700	Token Corp.	89,083
3,084	Tokushu Tokai Paper Co. Ltd.	116,092
54,000	Tokuyama Corp.(b)	246,379
12,550	Tokyo Century Corp.	535,036
28,100	Tokyo Dome Corp.	270,690
1,100	Tokyo Electron Device Ltd.	17,840
7,000	Tokyo Energy & Systems, Inc.	68,575
2,600	Tokyo Individualized Educational Institute, Inc.	29,975
40,000	Tokyo Keiki, Inc.	105,220
11,300	Tokyo Ohka Kogyo Co. Ltd.	368,484
400	Tokyo Rakutenchi Co. Ltd.	21,298
5,300	Tokyo Rope Manufacturing Co. Ltd.	81,246
2,500	Tokyo Sangyo Co. Ltd.	10,409
6,800	Tokyo Seimitsu Co. Ltd.	236,546
27,500	Tokyo Steel Manufacturing Co. Ltd.	235,974
34,200	Tokyo Tatemono Co. Ltd.	465,948
27,000	Tokyo Tekko Co. Ltd.	111,189
18,000	Tokyo Theaters Co., Inc.	23,675

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
6,275	Tokyo Ty Financial Group, Inc.	$167,227
1,700	Tokyotokeiba Co. Ltd.	55,281
12,500	Tokyu Construction Co. Ltd.	100,005
180,900	Tokyu Fudosan Holdings Corp.	1,086,270
27,000	Toli Corp.	87,922
2,800	Tomato Bank Ltd.	39,037
1,100	Tomen Devices Corp.	23,997
7,300	Tomoe Corp.	24,169
1,300	Tomoe Engineering Co. Ltd.	21,379
41,000	Tomoku Co. Ltd.	145,041
26,700	TOMONY Holdings, Inc.	130,781
11,800	Tomy Co. Ltd.	144,389
17,000	Tonami Holdings Co. Ltd.	66,924
8,100	Topcon Corp.	138,863
18,600	Toppan Forms Co. Ltd.	193,516
8,100	Topre Corp.	213,953
7,200	Topy Industries Ltd.	221,398
4,000	TORIDOLL Holdings Corp.	112,114
2,500	Torii Pharmaceutical Co. Ltd.	69,844
5,000	Torishima Pump Manufacturing Co. Ltd.	51,159
12,100	Tosei Corp.	94,609
32,000	Toshiba Machine Co. Ltd.	152,098
11,000	Toshiba Plant Systems & Services Corp.	179,201
46,000	Toshiba TEC Corp.	254,941
1,000	Tosho Co. Ltd.	46,261
67,000	Tosoh Corp.	799,175
5,900	Totetsu Kogyo Co. Ltd.	184,367
800	Tottori Bank Ltd. (The)	12,351
94,000	Towa Bank Ltd. (The)	104,876
5,500	Towa Corp.	85,909
3,300	Towa Pharmaceutical Co. Ltd.	159,545
23,700	Toyo Construction Co. Ltd.	101,469
600	Toyo Denki Seizo KK	10,471
16,000	Toyo Engineering Corp.	42,088
89,000	Toyo Ink SC Holdings Co. Ltd.	462,579
2,600	Toyo Kohan Co. Ltd.	11,438
2,100	Toyo Machinery & Metal Co. Ltd.	15,182
16,000	Toyo Securities Co. Ltd.	36,428
41,900	Toyo Seikan Group Holdings Ltd.	687,533
95,232	Toyo Suisan Kaisha Ltd.	3,463,924
700	Toyo Tanso Co. Ltd.	11,740
32,200	Toyo Tire & Rubber Co. Ltd.	663,598
20,000	Toyo Wharf & Warehouse Co. Ltd.	34,106
544,000	Toyobo Co. Ltd.	1,036,237
36,000	Toyoda Gosei Co. Ltd.	852,284
9,200	Toyota Boshoku Corp.	192,604
5,100	TPR Co. Ltd.	161,450
1,200	Trancom Co. Ltd.	59,322
3,000	Transcosmos, Inc.	72,112
5,200	Trusco Nakayama Corp.	133,437
8,200	TS Tech Co. Ltd.	243,594
Shares		Value
JAPAN (continued)
47,000	Tsubakimoto Chain Co.	$399,465
8,000	Tsubakimoto Kogyo Co. Ltd.	36,791
7,000	Tsudakoma Corp.(b)	12,001
3,100	Tsukada Global Holdings, Inc.	16,872
6,800	Tsukishima Kikai Co. Ltd.	77,224
20,833	Tsukuba Bank Ltd.	62,549
5,000	Tsukui Corp.	30,387
8,800	Tsumura & Co.	342,836
1,200	Tsurumi Manufacturing Co. Ltd.	20,104
7,000	TTK Co. Ltd.	33,335
2,400	Tv Tokyo Holdings Corp.	49,940
121,840	UACJ Corp.	360,287
294,800	Ube Industries Ltd.	802,213
4,600	Uchida Yoko Co. Ltd.	114,494
6,000	Ueki Corp.	14,967
2,500	UKC Holdings Corp.	37,575
7,200	Ulvac, Inc.	386,630
18,500	Unipres Corp.	431,435
2,600	United Arrows Ltd.	78,888
9,300	United Super Markets Holdings, Inc.	94,396
62,000	Unitika Ltd.(b)	43,866
4,700	Universal Entertainment Corp.	134,931
5,300	Unizo Holdings Co. Ltd.	123,071
8,600	U-Shin Ltd.(b)	57,804
2,100	UT Group Co. Ltd.(b)	37,811
8,800	Utoc Corp.	35,601
600	V Technology Co. Ltd.	103,080
9,500	Valor Holdings Co. Ltd.	214,912
2,200	Vector, Inc.	32,029
1,200	VIA Holdings, Inc.	10,526
1,400	Village Vanguard Co. Ltd.	13,016
11,200	Vital KSK Holdings, Inc.	89,807
16,200	VT Holdings Co. Ltd.	82,877
23,000	Wacoal Holdings Corp.	323,371
33,000	Wakachiku Construction Co. Ltd.	52,084
5,900	Wakita & Co. Ltd.	66,629
7,600	Warabeya Nichiyo Holdings Co. Ltd.	205,295
2,700	WATAMI Co. Ltd.	33,038
600	Weathernews, Inc.	18,668
6,680	Welcia Holdings Co. Ltd.	254,185
5,900	West Holdings Corp.	45,543
1,000	Wowow, Inc.	29,072
6,500	Xebio Holdings Co. Ltd.	122,577
1,000	Y.A.C. Holdings Co. Ltd.	12,418
4,000	Yachiyo Industry Co. Ltd.	46,333
6,000	Yahagi Construction Co. Ltd.	49,744
600	Yakuodo Co. Ltd.	16,409
11,200	YAMABIKO Corp.	135,727
253,172	Yamada Denki Co. Ltd.	1,352,608
42,000	Yamagata Bank Ltd. (The)	190,866
51,000	Yamaguchi Financial Group, Inc.	600,925
7,000	Yamaichi Electronics Co. Ltd.	136,705

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
45,000	Yamanashi Chuo Bank Ltd. (The)	$184,090
5,100	Yamatane Corp.	75,544
2,600	Yamato Corp.	16,179
800	Yamaya Corp.	11,596
100	Yamazawa Co. Ltd.	1,614
12,300	Yamazen Corp.	126,408
1,200	Yaoko Co. Ltd.	51,812
700	Yashima Denki Co. Ltd.	5,822
4,700	Yellow Hat Ltd.	121,502
10,100	Yokogawa Bridge Holdings Corp.	153,729
133,300	Yokogawa Electric Corp.	2,247,764
22,300	Yokohama Reito Co. Ltd.	221,898
42,500	Yokohama Rubber Co. Ltd. (The)	858,905
1,000	Yokowo Co. Ltd.	13,225
1,400	Yondoshi Holdings, Inc.	35,214
8,300	Yorozu Corp.	140,259
2,700	Yoshinoya Holdings Co. Ltd.	45,676
6,800	Yuasa Trading Co. Ltd.	218,042
27,000	Yuken Kogyo Co. Ltd.	57,309
2,700	Yumeshin Holdings Co. Ltd.	18,417
15,000	Yurtec Corp.	101,909
8,000	Yusen Logistics Co. Ltd.	72,566
900	Yushiro Chemical Industry Co. Ltd.	12,270
3,000	Zenkoku Hosho Co. Ltd.	128,985
2,400	Zenrin Co. Ltd.	73,908
14,300	Zensho Holdings Co. Ltd.	258,774
52,000	Zeon Corp.	652,329
1,500	ZERIA Pharmaceutical Co. Ltd.	26,178
1,000	ZIGExN Co., Ltd.(b)	14,604
4,000	Zojirushi Corp.	41,798
		322,393,772
JERSEY CHANNEL ISLANDS — 0.0%
400,611	Centamin Plc	877,420
51,777	Phoenix Group Holdings	520,899
3,503	Randgold Resources Ltd.	326,303
		1,724,622
JORDAN — 0.0%
29,542	Hikma Pharmaceuticals Plc	550,366
LIECHTENSTEIN — 0.0%
502	Liechtensteinische Landesbank AG	25,387
690	VP Bank AG	86,915
		112,302
LUXEMBOURG — 0.3%
22,999	APERAM SA	1,118,041
53,577	B&M European Value Retail SA	254,482
104,800	Biotoscana Investments SA(b)	917,485
60,129	d’Amico International Shipping SA(b)	18,685
Shares		Value
LUXEMBOURG (continued)
1,249	Eurofins Scientific SE	$695,515
22,500	L’Occitane International SA	52,139
170,344	SES SA	4,007,845
145,528	Stabilus SA	12,107,522
1,389	Sword Group	57,057
		19,228,771
MACAU — 0.0%
99,000	Macau Legend Development Ltd.(b)	17,111
MALAYSIA — 0.4%
45,000	7-Eleven Malaysia Holdings Berhad	14,399
75,100	Aeon Co. (M) Berhad	38,414
9,450	Aeon Credit Service M Berhad	30,018
314,490	Affin Holdings Berhad	188,775
682,200	AirAsia Berhad	514,657
402,900	AirAsia X Berhad(b)	36,700
297,900	Alliance Financial Group Berhad	273,443
844,400	Ammb Holdings Berhad	976,242
20,100	Amway Malaysia Holdings Berhad	34,505
39,200	Ann Joo Resources Berhad	27,742
29,700	APM Automotive Holdings Berhad	26,568
146,000	Astro Malaysia Holdings Berhad	87,979
32,700	Batu Kawan Berhad	145,036
95,933	Berjaya Assets Berhad(b)	27,560
1,689,219	Berjaya Corp. Berhad(b)	130,198
99,600	Berjaya Land Berhad(b)	10,003
96,419	Berjaya Sports Toto Berhad	53,597
95,200	Bermaz Auto Berhad	43,581
59,100	BIMB Holdings Berhad	60,184
627,207	Boustead Holdings Berhad	394,064
59,400	Boustead Plantation Berhad	23,030
21,800	British American Tobacco Malaysia Berhad	224,034
596,400	Bumi Armada Berhad	97,508
64,500	Bursa Malaysia Berhad	156,071
60,400	Cahya Mata Sarawak Berhad	56,429
23,600	Carlsberg Brewery-Malaysia Berhad	82,681
98,060	CB Industrial Product Holding Berhad	46,493
147,600	D&O Green Technologies Berhad	21,546
70,800	Datasonic Group Berhad	19,347
171,150	Dayang Enterprise Holdings Berhad(b)	40,774
5,144,308	Dialog Group Berhad	2,318,934
277,500	DRB-Hicom Berhad	109,535
2,300	Dutch Lady Milk Industries Berhad	31,673
264,574	Eastern & Oriental Berhad	101,961

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
MALAYSIA (continued)
150,900	Eco World Development Group Berhad(b)	$55,334
180,600	Ekovest Berhad	48,087
275,850	Evergreen Fibreboard Berhad	56,053
603,100	Felda Global Ventures Holdings Berhad	229,605
2,200	Fraser & Neave Holdings Berhad	12,795
225,400	Gadang Holdings Berhad	66,859
158,800	Gamuda Berhad	196,576
31,000	Genting Plantations Berhad	77,618
29,700	George Kent Malaysia Berhad	29,828
23,300	Globetronics Technology Berhad	33,523
75,000	Glomac Berhad	11,474
27,600	Goldis Berhad	18,050
41,100	GuocoLand Malaysia Berhad	11,327
28,500	Hai-O Enterprise Berhad	28,490
264,180	HAP Seng Consolidated Berhad	561,494
93,500	Hap Seng Plantations Holdings Berhad	56,779
1,461,260	Hartalega Holdings Berhad	2,412,965
31,600	Heineken Malaysia Berhad	132,703
44,500	Hengyuan Refining Co Berhad(b)	81,693
47,600	Heveaboard Berhad	18,566
240,700	Hibiscus Petroleum Berhad(b)	22,769
19,992	Hock Seng LEE Berhad	7,144
39,700	Hong Leong Industries Berhad	97,175
45,377	Hua Yang Berhad	8,691
21,720	Hume Industries Berhad	11,465
550,980	IJM Corp. Berhad	446,549
36,700	IJM Plantations Berhad	25,972
147,654	Inari Amertron Berhad	88,285
104,400	Insas Berhad	25,603
217,600	Ioi Properties Group Berhad	106,729
237,500	Jaya Tiasa Holdings Berhad	62,128
134,000	JCY International Berhad	17,840
59,079	Kenanga Investment Bank Berhad	7,313
45,100	Kian JOO CAN Factory Berhad	31,390
1,910,500	KKB Engineering Berhad(b)(d)	517,618
629,480	KNM Group Berhad(b)	36,021
33,300	Kossan Rubber Industries	55,221
848,488	KPJ Healthcare Berhad	824,410
293,574	KSL Holdings Berhad(b)	84,339
35,950	Kumpulan Fima Berhad	15,870
102,500	Kumpulan Perangsang Selangor Berhad	31,362
15,000	Lafarge Malaysia Berhad	20,005
486,980	Land & General Berhad	26,160
157,800	Landmarks Berhad(b)	31,512
134,300	LBS Bina Group Berhad	61,794
79,000	Lingkaran Trans Kota Holdings Berhad	109,048
17,100	LPI Capital Berhad	71,731
15,900	Magni-Tech Industries Berhad	28,224
Shares		Value
MALAYSIA (continued)
121,500	Magnum Berhad	$48,526
542,073	Mah Sing Group Berhad	200,041
83,300	Malakoff Corp Berhad	20,039
73,050	Malayan Flour Mills Berhad	40,095
169,423	Malaysia Airports Holdings Berhad	346,246
434,301	Malaysia Building Society Berhad	124,767
27,400	Malaysian Pacific Industries Berhad	90,875
248,750	Malaysian Resources Corp. Berhad	70,881
82,600	Malton Berhad	22,765
264,600	Media Prima Berhad	55,621
36,900	Mega First Corp. Berhad	33,095
158,000	Mitrajaya Holdings Berhad	49,081
168,870	MKH Berhad	88,744
316,100	MMC Corp. Berhad	177,190
68,250	MNRB Holdings Berhad(b)	40,011
84,500	Mudajaya Group Berhad(b)	24,670
103,000	Muhibbah Engineering M Berhad	67,360
57,910	Mulpha International Berhad(b)	32,597
297,900	My EG Services Berhad	150,289
31,800	Naim Holdings Berhad(b)	9,358
32,200	Oriental Holdings Berhad	49,562
64,300	Padini Holdings Berhad	56,168
2,600	Panasonic Manufacturing Malaysia Berhad	22,469
87,157	Pantech Group Holdings Berhad	13,435
45,300	Paramount Corp. Berhad	19,468
31,100	Pestech International Berhad	11,259
23,600	Petron Malaysia Refining & Marketing Berhad	49,609
94,300	POS Malaysia Berhad	116,512
311,360	Press Metal Berhad(b)	207,258
148,550	Protasco Berhad	36,084
2,644,600	QL Resources Berhad(d)	3,082,227
1,689,800	Sapura Energy Berhad	607,799
64,857	Sarawak Oil Palms Berhad	54,231
41,800	Scientex Berhad	84,547
51,400	Shangri-La Hotels (Malaysia) Berhad	60,026
124,600	SKP Resources Berhad	40,161
148,990	SP Setia Berhad	115,183
116,210	Sunway Berhad	116,169
88,466	Sunway Construction Group Berhad	44,011
102,800	Supermax Corp. Berhad	46,100
35,000	Syarikat Takaful Malaysia Berhad	33,189
52,236	Ta Ann Holdings Berhad	42,701
269,700	TA Enterprise Berhad	38,110
195,360	TA Global Berhad	14,145
126,800	TAN Chong Motor Holdings Berhad	50,939

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
MALAYSIA (continued)
232,320	TDM Berhad	$30,386
54,040	TH Plantations Berhad	14,136
21,800	Thong Guan Industries Berhad	21,283
34,760	Time dotCom Berhad	78,345
75,000	Tiong NAM Logistics Holdings	30,830
123,220	Top Glove Corp. Berhad	165,195
159,001	Tropicana Corp. Berhad	35,651
43,600	TSH Resources Berhad	17,006
51,400	Tune Protect Group Berhad	13,086
41,800	UEM Edgenta Berhad	26,360
397,408	UEM Sunrise Berhad(b)	106,743
55,400	UMW Holdings Berhad(b)	75,437
148,428	UMW Oil & Gas Corp Berhad(b)	10,400
122,900	Unisem M Berhad	110,227
23,700	United Malacca Berhad	35,150
20,800	United Plantations Berhad	134,327
10,800	United U-Li Corp Berhad	10,090
202,900	UOA Development Berhad	123,214
142,300	VS Industry Berhad	73,119
95,155	Wah Seong Corp. Berhad	21,113
265,437	WCT Holdings Berhad(b)	117,793
4,076,650	Wellcall Holdings Berhad(d)	2,132,826
146,700	Westports Holdings Berhad	127,804
36,900	WTK Holdings Berhad	7,455
139,700	Yinson Holdings Berhad	115,832
43,014	YNH Property Berhad(b)	14,265
576,300	YTL Corp. Berhad	188,443
148,200	YTL Power International Berhad	48,460
		24,044,457
MALTA — 0.0%
54,127	Kindred Group Plc - SDR	602,357
MEXICO — 0.4%
989,745	Alfa SAB de CV - Series A	1,373,773
104,738	Alpek SAB de CV	120,373
82,188	Alsea SAB de CV	319,842
2,425	Arca Continental SAB de CV	18,028
2,600,000	Asesor de Activos Prisma SAPI de CV REIT(d)	1,771,549
170,367	Axtel SAB de CV - CPO Units(b)	40,480
99,209	Banregio Grupo Financiero SAB de CV	650,229
2,584	Bio Pappel SAB de CV(b)	3,859
832,537	Bolsa Mexicana de Valores SAB de CV	1,430,079
12,524	Cia Minera Autlan SAB de CV - Series B	11,537
17,900	Concentradora Fibra Danhos SA de CV REIT	32,125
107,400	Concentradora Fibra Hotelera Mexicana SA de CV REIT	90,493
243,351	Consorcio ARA SAB de CV	81,607
Shares		Value
MEXICO (continued)
99,477	Controladora Vuela Cia de Aviacion SAB de CV(b)	$136,790
1,622,149	Corp Inmobiliaria Vesta SAB de CV	2,451,106
25,361	Corp. Actinver SAB de CV	18,519
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	58,972
27,300	Corp. Moctezuma SAB de CV	107,344
1,260	Corporativo Fragua SAB de CV	15,533
71,496	Credito Real SAB de CV SOFOM ER	126,627
24,124	Elementia SAB de CV(b)	34,690
2,500,000	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(d)	1,706,221
182,900	Fibra Uno Administracion SA de CV REIT	340,783
156,217	Genomma Lab Internacional SAB de CV - Class B(b)	200,509
180,514	Gentera SAB de CV	273,775
22,755	Gruma SAB de CV - Series B	313,745
14,982	Grupo Aeroportuario del Centro Norte SAB de CV	94,634
205,728	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,353,753
77,632	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,650,582
7,388	Grupo Carso SAB de CV - Series A1	30,859
120,492	Grupo Cementos de Chihuahua SAB de CV	629,245
30,645	Grupo Comercial Chedraui SA de CV	64,208
9,143	Grupo Elektra SAB de CV	408,619
27,100	Grupo Famsa SAB de CV - Class A(b)	15,649
28,944	Grupo Financiero Interacciones SA de CV	162,909
29,254	Grupo Gicsa SA de CV(b)	20,048
92,311	Grupo Herdez SAB de CV	207,878
48,305	Grupo Industrial Maseca SAB de CV - Series B(b)	67,835
26,671	Grupo Industrial Saltillo SAB de CV	61,275
17,079	Grupo KUO SAB de CV - Series B	40,029
73,698	Grupo Lala SAB de CV	144,974
9,061	Grupo Rotoplas SAB de CV	14,933
19,200	Grupo Sanborns SAB de CV	23,242
15,920	Grupo Simec SAB de CV - Series B(b)	56,839
10,779	Grupo Sports World SAB de CV(b)	9,809
51,350	Hoteles City Express SAB de CV(b)	63,746

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
MEXICO (continued)
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	$489,063
29,198	Industrias Bachoco SAB de CV - Series B	145,641
146,913	Industrias CH SAB de CV - Series B(b)	712,015
5,803	Industrias Penoles SAB de CV	142,447
39,900	Infraestructura Energetica Nova SAB de CV	225,919
65,201	Kimberly-Clark de Mexico SAB de CV - Class A	131,116
177,597	La Comer SAB de CV(b)	180,066
1,472,600	Macquarie Mexico Real Estate Management SA de CV REIT	1,814,849
90	Medica Sur SAB de CV - Series B	198
53,267	Megacable Holdings SAB de CV - CPO Shares	220,877
396,221	Mexichem SAB de CV	1,130,629
62,689	Minera Frisco SAB de CV(b)	39,932
318,391	Nemak SAB de CV	287,227
58,560	OHL Mexico SAB de CV	75,986
11,623	Organizacion Cultiba SAB de CV	10,577
130,899	Organizacion Soriana SAB de CV - Series B(b)	324,187
24,222	Prologis Property Mexico SA de CV REIT	47,771
30,304	Promotora y Operadora de Infraestructura SAB de CV	332,463
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	9,493
38,243	Qualitas Controladora SAB de CV - Class I	63,414
17,695	Rassini SAB de CV	84,477
16,731	Rassini SAB de CV - Series A	38,965
126,623	TV Azteca SAB de CV - CPO Shares	24,112
37,764	Unifin Financiera SAB de CV SOFOM ENR	123,013
7,426	Vitro SAB de CV - Series A	33,341
		24,537,432
MONACO — 0.0%
12,500	Endeavour Mining Corp.(b)	238,019
5,000	Scorpio Tankers, Inc.	18,550
		256,569
NETHERLANDS — 0.7%
28,432	Aalberts Industries NV	1,241,969
9,896	Accell Group NV	301,774
450,180	Aegon NV	2,525,514
6,845	AMG Advanced Metallurgical Group NV	236,448
4,136	Amsterdam Commodities NV	122,894
37,918	Arcadis NV	775,875
Shares		Value
NETHERLANDS (continued)
11,197	ASM International NV	$674,148
649,085	Atrium European Real Estate Ltd.(d)	3,035,118
6,009	BE Semiconductor Industries NV	390,456
3,301	Beter Bed Holding NV	61,351
21,674	BinckBank NV	119,333
169,213	Boskalis Westminster	6,054,482
3,196	Brunel International NV	49,128
8,288	Chicago Bridge & Iron Co. NV	155,317
9,766	Corbion NV	315,498
768	Core Laboratories NV	77,207
11,506	Euronext NV	672,866
3,139	Flow Traders	95,054
16,934	Fugro NV - CVA(b)	272,030
28,004	Gemalto NV	1,427,483
11,509	GrandVision NV	325,349
10,014	Heijmans NV - CVA(b)	84,760
2,073	Hunter Douglas NV	181,670
3,058	IMCD Group NV	171,355
2,155	Intertrust NV	37,003
8,679	KAS Bank NV - CVA	100,173
3,442	Kendrion NV	146,687
82,657	Koninklijke BAM Groep NV	491,789
26,129	Koninklijke Vopak NV	1,245,453
669	Nederland Apparatenfabriek	30,760
2,441	NSI NV REIT	95,416
15,773	OCI NV(b)	338,244
13,255	Ordina NV	24,792
28,293	PostNL NV	133,973
213,339	QIAGEN NV	7,102,966
22,201	Randstad Holding NV	1,339,829
537,344	Refresco Gerber NV	10,502,106
143,964	SBM Offshore NV	2,489,895
10,543	Sligro Food Group NV	477,389
86,230	SNS REAAL NV(b)(c)(d)	0
8,477	TKH Group NV	518,711
32,638	TomTom NV(b)	347,074
4,395	Van Lanschot Kempen NV - CVA	130,408
12,798	Wessanen	225,738
		45,145,485
NEW ZEALAND — 0.7%
7,184	a2 Milk Co. Ltd.(b)	23,793
320,760	Air New Zealand Ltd.	806,983
3,211,087	Auckland International Airport Ltd.(d)	16,784,197
65,726	Chorus Ltd.	220,146
105,881	Contact Energy Ltd.	426,208
19,426	Ebos Group Ltd.	263,913
23,408	Freightways Ltd.	139,756
34,123	Genesis Energy Ltd.	63,553
53,576	Heartland Bank Ltd.	73,229
36,913	Infratil Ltd.	85,660
7,542	Kathmandu Holdings Ltd.	12,857
55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
NEW ZEALAND (continued)
76,737	Kiwi Property Group Ltd.	$78,952
22,834	Mainfreight Ltd.	416,704
6,364,208	Mercury Ltd.(d)	16,632,704
28,706	Metlifecare Ltd.	120,510
19,783	New Zealand Oil & Gas Ltd.(b)	8,914
13,133	New Zealand Refining Co. Ltd. (The)	24,361
56,805	NZME Ltd.	39,536
45,243	NZX Ltd.	40,093
73,491	PGG Wrightson Ltd.	32,011
80,140	Pike River Coal Ltd.(b)(c)(d)	0
226,520	Port of Tauranga Ltd.	796,144
23,490	Restaurant Brands New Zealand Ltd.	113,255
15,128	Sanford Ltd.	82,368
74,844	Skellerup Holdings Ltd.	94,429
182,421	SKY Network Television Ltd.	453,463
2,770,782	SKYCITY Entertainment Group Ltd.	8,406,650
55,636	Summerset Group Holdings Ltd.	202,645
29,035	Tilt Renewables Ltd.	47,099
43,782	Tower Ltd.(b)	30,907
82,337	Trade Me Group Ltd.	338,237
29,035	TrustPower Ltd.	126,470
25,065	Vector Ltd.	64,001
43,509	Warehouse Group Ltd. (The)	70,578
		47,120,326
NORWAY — 0.2%
71,942	ABG Sundal Collier Holding ASA	49,865
1,087	AF Gruppen ASA	20,668
49,880	Akastor ASA(b)	101,500
9,669	Aker ASA - Class A	366,453
14,634	Aker BP ASA	276,196
98,262	Aker Solutions ASA(b)	492,007
22,293	American Shipping Co. ASA	70,030
18,135	Atea ASA	222,569
41,175	Austevoll Seafood ASA	366,566
21,650	Avance Gas Holding Ltd.(b)	66,083
10,700	Bonheur ASA	110,567
22,473	Borregaard ASA	281,525
107,939	BW Offshore Ltd.(b)	332,211
103,333	DNO ASA(b)	120,380
279,724	DOF ASA(b)	33,085
5,301	Ekornes ASA	76,857
9,266	Entra ASA	123,148
38,992	Fred Olsen Energy ASA(b)	57,029
38,611	Frontline Ltd.	223,922
22,339	Grieg Seafood ASA	183,818
14,061	Hexagon Composites ASA(b)	49,893
8,541	Hoegh LNG Holdings Ltd.	95,590
194,372	Kongsberg Automotive ASA(b)	205,426
5,903	Kongsberg Gruppen ASA	100,225
51,449	Kvaerner ASA(b)	74,921
Shares		Value
NORWAY (continued)
83,110	Leroy Seafood Group ASA	$482,307
87,300	NEL ASA(b)	28,756
16,893	Nordic Semiconductor ASA(b)	83,575
5,832	Norwegian Air Shuttle ASA(b)	143,522
15,648	Ocean Yield ASA	133,338
15,286	Odfjell Drilling Ltd.(b)	41,409
8,670	Odfjell SE - Class A	32,639
23,394	Opera Software ASA	96,696
192,460	Petroleum Geo-Services ASA(b)	420,762
6,899	Prosafe SE(b)	26,761
12,370	Protector Forsikring ASA	121,138
12,159	Salmar ASA	316,236
13,890	Scatec Solar ASA	81,437
5,087	Sevan Marine ASA(b)	8,411
5,837	Skandiabanken ASA	65,698
26,326	Solstad Farstad ASA(b)	31,540
13,263	SpareBank 1 SMN	134,100
26,538	SpareBank 1 SR-Bank ASA	264,946
148,173	Storebrand ASA	1,237,154
67,097	TGS Nopec Geophysical Co. ASA	1,418,254
26,311	Tomra Systems ASA	374,779
14,551	Veidekke ASA	192,463
4,646	Wilh Wilhelmsen Holding ASA	145,652
7,396	XXL ASA	71,958
		10,054,065
PANAMA — 0.0%
841	Copa Holdings SA	105,512
PERU — 0.0%
813,957	Alicorp SA	2,087,327
1,261,568	Ferreycorp SAA	700,763
18,932	Hochschild Mining Plc	79,033
		2,867,123
PHILIPPINES — 0.2%
778,500	Alliance Global Group, Inc.	221,547
23,966	Belle Corp.	1,800
300,300	Bloomberry Resorts Corp.(b)	52,371
86,020	Cebu Air, Inc.	172,176
104,400	Century Pacific Food, Inc.	38,193
124,030	China Banking Corp.	89,594
1,612,725	Concepcion Industrial Corp.(d)	2,334,712
167,400	Cosco Capital, Inc.	25,644
11,084,700	D&L Industries, Inc.(d)	2,693,191
130,900	Del Monte Pacific Ltd.	29,944
432,700	DMCI Holdings, Inc.	138,059
49,760	Doubledragon Properties Corp.(b)	45,362
48,300	East West Banking Corp.	30,582
72,800	EEI Corp.	18,323
165,200	Emperador, Inc.	24,521
1,585,400	Energy Development Corp.	187,571
2,062,375	Filinvest Land, Inc.	72,343
86,000	First Gen Corp.	29,485
123,070	First Philippine Holdings Corp.	160,971

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
PHILIPPINES (continued)
10,500,000	GMA Holdings, Inc. - PDR(d)	$1,258,918
12,470	GT Capital Holdings, Inc.	299,764
173,000	Integrated Micro-Electronics, Inc.	45,256
56,320	International Container Terminal Services, Inc.	119,203
48,240	Jollibee Foods Corp.	215,101
1,274,700	Lopez Holdings Corp.	176,831
410,200	LT Group, Inc.	143,074
3,560,900	Manila Water Co., Inc.	2,258,201
166,300	Megawide Construction Corp.(b)	57,806
4,702,696	Megaworld Corp.	447,343
443,500	Metro Pacific Investments Corp.	59,678
623,000	Pepsi-Cola Products Philippines, Inc.	39,509
816,000	Petron Corp.	152,980
124,300	Philex Mining Corp.	21,776
2,020	Philippine National Bank	2,682
99,100	Phoenix Petroleum Philippines, Inc.	23,921
145,800	Puregold Price Club, Inc.	136,236
75,400	Rizal Commercial Banking Corp.	85,172
379,400	Robinsons Land Corp.	193,234
41,000	Robinsons Retail Holdings, Inc.	70,365
48,560	San Miguel Corp.	97,774
59,641	Security Bank Corp.	276,575
34,010	Semirara Mining & Power Corp.	114,243
6	Top Frontier Investment Holdings, Inc.(b)	36
161,290	Union Bank of Philippines, Inc.	275,689
1,140,600	Vista Land & Lifescapes, Inc.	135,398
		13,073,154
POLAND — 0.1%
796	AB SA(b)	7,682
1,147	Agora SA(b)	5,072
13,172	Alior Bank SA(b)	234,812
1,060	Amica SA	48,051
231	AmRest Holdings SE(b)	23,760
348	Apator SA	3,062
26,280	Asseco Poland SA	330,496
70,310	Bank Millennium SA(b)	150,759
20,750	Boryszew SA(b)	62,901
2,156	Budimex SA	132,511
2,732	CCC SA	185,388
10,845	CD Projekt SA	260,889
8,456	Ciech SA(b)	135,926
265	ComArch SA	14,998
990	Dom Development SA	21,035
2,172	Emperia Holding SA(b)	51,223
64,708	Enea SA(b)	272,635
9,099	Energa SA	32,213
5,380	Eurocash SA	53,160
1,397	Fabryki Mebli Forte SA	26,330
Shares		Value
POLAND (continued)
7,502	Famur SA(b)	$12,518
139,253	Getin Holding SA(b)	51,507
163,906	Getin Noble Bank SA(b)	64,272
11,056	Grupa Azoty SA	216,462
119	Grupa Azoty Zaklady Chemiczne Police SA	679
2,192	Grupa Kety SA	255,152
15,143	Grupa Lotos SA(b)	204,335
49,265	Impexmetal SA(b)	60,284
1,298	Inter Cars SA	103,151
1,838	Jastrzebska Spolka Weglowa SA(b)	42,314
1,687	Lubelski Wegiel Bogdanka SA	33,681
70,546	Netia SA	77,692
280	Neuca SA	25,541
17,977	Orange Polska SA(b)	27,247
9,252	Orbis SA	220,020
1,359	Pfleiderer Group SA	17,193
3,502	PKP Cargo SA(b)	60,384
4,554	Polnord SA(b)	12,969
10,343	Rafako SA(b)	17,776
28,182	Stalexport Autostrady SA	33,388
295	Stalprodukt SA	41,021
55,201	Synthos SA	68,162
229,417	Tauron Polska Energia SA(b)	243,087
10,941	Trakcja SA	41,382
14,504	Vistula Group SA(b)	13,553
4,785	Warsaw Stock Exchange	62,478
		4,059,151
PORTUGAL — 0.0%
16,720	Altri SGPS SA	76,005
1,640,092	Banco Comercial Portugues SA(b)	468,686
1,231,589	Banco Espirito Santo SA(b)(c)(d)	0
1,903	CTT-Correios de Portugal SA	12,419
31,264	Jeronimo Martins SGPS SA	615,295
40,539	Mota-Engil SGPS SA	114,216
47,493	Navigator Co. SA (The)	204,648
36,299	NOS SGPS SA	231,182
15,219	REN - Redes Energeticas Nacionais SGPS SA	49,364
10,928	Semapa - Sociedade de Investimento e Gestao	212,224
22,814	Sonae Capital SGPS SA	21,822
268,649	Sonae SGPS SA	309,121
33,419	Teixeira Duarte SA	13,134
		2,328,116
PUERTO RICO — 0.0%
86,700	Evertec, Inc.	1,547,595
3,184	First BanCorp(b)	18,658
993	OFG Bancorp	9,980
3,452	Popular, Inc.	145,467
		1,721,700

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
ROMANIA — 0.0%
19,753	NEPI Rockcastle Plc(b)	$263,124
SINGAPORE — 1.0%
106,800	Accordia Golf Trust - Units	55,561
2,252,300	Ascendas India Trust - Unit(d)	1,911,335
6,935,700	Ascendas Real Estate Investment Trust	13,818,684
1,739,400	Ascott Residence Trust REIT(d)	1,527,422
233,100	ASL Marine Holdings Ltd.(b)	22,275
7,400	Bonvests Holdings Ltd.	7,126
25,598	Boustead Projects Ltd.(b)	17,662
48,229	Boustead Singapore Ltd.	33,810
16,000	Breadtalk Group Ltd.	20,662
40,000	Bukit Sembawang Estates Ltd.	201,011
31,746	BW LPG Ltd.	143,047
41,612	Cape Plc	143,297
8,774,400	CapitaLand Mall Trust REIT	13,014,459
42,000	China Aviation Oil Singapore Corp. Ltd.	50,828
116,500	Chip Eng Seng Corp. Ltd.	62,327
95,400	ComfortDelGro Corp. Ltd.	162,620
115,600	COSCO Shipping International Singapore Co. Ltd.(b)	26,018
18,200	CSE Global Ltd.	5,574
156,000	CW Group Holdings Ltd.	26,164
65,300	CWT Ltd.	99,746
63,500	Delfi Ltd.	93,717
282,746	Ezion Holdings Ltd.(b)	50,075
130,121	Far East Orchard Ltd.	148,350
73,900	First Resources Ltd.	101,976
164,000	Fragrance Group Ltd.	19,847
15,000	Frasers Centrepoint Ltd.	21,308
91,900	Gallant Venture Ltd.(b)	9,359
59,100	GL Ltd.	32,054
594,900	Golden Agri-Resources Ltd.	173,402
58,000	GP Industries Ltd.(d)	25,894
118,666	Guocoland Ltd.	166,815
11,199	Halcyon Agri Corp. Ltd.(b)	4,545
32,000	Hiap Hoe Ltd.	17,474
66,600	Ho Bee Land Ltd.	118,933
285,340	Hong Fok Corp. Ltd.	165,289
110,600	Hong Leong Asia Ltd.	88,552
9,000	Hour Glass Ltd. (The)	4,483
1,000,700	Hutchison Port Holdings Trust - Units	475,333
29,000	IGG, Inc.	48,861
129,600	Indofood Agri Resources Ltd.	47,339
47,400	Japfa Ltd.	20,287
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
81,178	Keppel Infrastructure Trust - Units	32,947
1,471	Kulicke & Soffa Industries, Inc.(b)	31,685
166,600	Lian Beng Group Ltd.	74,378
42,000	Low Keng Huat Singapore Ltd.	19,758
75,000	Lum Chang Holdings Ltd.	19,371
Shares		Value
SINGAPORE (continued)
39,000	M1 Ltd.	$51,946
209,700	Midas Holdings Ltd.(b)	31,722
214,300	Olam International Ltd.	308,368
34,400	Oxley Holdings Ltd.	14,723
26,250	Pan-United Corp. Ltd.	10,848
113,400	Penguin International Ltd.(b)	21,757
100,770	QAF Ltd.	97,041
176,250	Raffles Education Corp. Ltd.(b)	25,167
95,875	Raffles Medical Group Ltd.	90,912
90,300	RHT Health Trust - Units	59,305
81,700	Rotary Engineering Ltd.	21,704
217,500	Roxy-Pacific Holdings Ltd.	84,262
4,320,000	SATS Ltd.	15,397,262
259,600	Sembcorp Industries Ltd.	618,757
97,000	Sheng Siong Group Ltd.	67,642
3,843,300	SIA Engineering Co. Ltd.(d)	10,323,294
131,100	SIIC Environment Holdings Ltd.	46,920
592,000	Sinarmas Land Ltd.	185,662
106,200	Singapore Post Ltd.	103,054
174,000	Singapore Reinsurance Corp. Ltd.	41,088
440,400	Stamford Land Corp. Ltd.	168,991
47,200	StarHub Ltd.	95,086
36,600	Sunningdale Tech Ltd.	54,556
126,700	Tat Hong Holdings Ltd.(b)	34,593
314,000	Technovator International Ltd.(b)	96,482
66,500	Tiong Woon Corp Holding Ltd.	12,023
378,314	Tuan Sing Holdings Ltd.	93,521
42,550	UMS Holdings Ltd.	33,283
220,554	United Engineers Ltd.	426,411
405,492	United Industrial Corp. Ltd.	960,506
158,057	UOB-Kay Hian Holdings Ltd.	160,955
87,611	UOL Group Ltd.	510,092
33,000	Venture Corp. Ltd.	320,710
142,729	Vibrant Group Ltd.	40,550
179,912	Wheelock Properties (Singapore) Ltd.	248,264
30,300	Wing Tai Holdings Ltd.	45,613
871	XP Power Ltd.	30,339
96,800	Yongnam Holdings Ltd.(b)	16,786
		64,311,855
SOUTH AFRICA — 0.4%
9,257	Adcock Ingram Holdings Ltd.	44,695
67,486	Advtech Ltd.	91,919
19,266	Aeci Ltd.	154,961
9,268	African Oxygen Ltd.	13,228
109,566	African Phoenix Investments Ltd.(b)	5,903
42,506	African Rainbow Minerals Ltd.	302,505
10,747	Afrimat Ltd.	21,969
301,935	Alexander Forbes Group Holdings Ltd.	155,335
53,002	Alviva Holdings Ltd.	81,803
93,213	AngloGold Ashanti Ltd.	941,413

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH AFRICA (continued)
70,947	ArcelorMittal South Africa Ltd.(b)	$27,079
16,224	Ascendis Health Ltd.	24,621
3,371	Assore Ltd.	54,611
7,768	Astral Foods Ltd.	85,285
44,855	Attacq Ltd.(b)	60,856
132,443	Aveng Ltd.(b)	52,259
61,658	AVI Ltd.	458,502
121,638	Barloworld Ltd.	1,094,569
40,840	Bidvest Group Ltd. (The)	519,659
207,161	Blue Label Telecoms Ltd.	266,128
1,957	Cashbuild Ltd.	53,310
15,038	Caxton and CTP Publishers and Printers Ltd.	13,978
6,615	City Lodge Hotels Ltd.	70,774
146,809	Clicks Group Ltd.	1,662,731
24,153	Clover Industries Ltd.	30,698
28,286	Consolidated Infrastructure Group Ltd.(b)	33,891
40,941	Coronation Fund Managers Ltd.	212,242
10,913	Curro Holdings Ltd.(b)	35,152
69,755	DataTec Ltd.	304,029
3,467	Distell Group Ltd.	38,235
67,047	DRDGOLD Ltd.	22,283
115,358	EOH Holdings Ltd.	943,172
38,509	Exxaro Resources Ltd.	318,270
14,923	Famous Brands Ltd.	132,089
39,886	Foschini Group Ltd. (The)	459,096
253,587	Gold Fields Ltd.	1,019,447
46,544	Grand Parade Investments Ltd.	11,655
167,242	Grindrod Ltd.(b)	157,106
42,550	Harmony Gold Mining Co. Ltd.	75,680
3,258	Holdsport Ltd.	16,534
1,317	Howden Africa Holdings Ltd.(b)	3,504
11,691	Hudaco Industries Ltd.	111,758
74,268	Hulamin Ltd.	36,067
20,188	Hyprop Investments Ltd. REIT	181,066
74,209	Impala Platinum Holdings Ltd.(b)	198,266
47,176	Imperial Holdings Ltd.	622,295
197,189	Investec Plc	1,498,586
1,143	Invicta Holdings Ltd.	4,640
12,812	JSE Ltd.	128,327
377,924	KAP Industrial Holdings Ltd.	229,988
35,575	Kumba Iron Ore Ltd.(b)	530,436
40,979	Lewis Group Ltd.	95,741
16,821	Liberty Holdings Ltd.	144,243
140,086	Life Healthcare Group Holdings Ltd.	268,931
35,208	Lonmin Plc(b)	38,440
12,760	Massmart Holdings Ltd.	107,134
6,086	Mediclinic International Plc	59,421
662,888	Merafe Resources Ltd.	68,408
45,351	Metair Investments Ltd.	66,725
12,050	Metrofile Holdings Ltd.	3,932
Shares		Value
SOUTH AFRICA (continued)
288,335	MMI Holdings Ltd.	$451,797
81,459	Mpact Ltd.	169,980
42,743	Mr Price Group Ltd.	561,517
171,949	Murray & Roberts Holdings Ltd.	180,707
129,772	Nampak Ltd.(b)	188,079
1,304	Net 1 UEPS Technologies, Inc.(b)	12,863
183,637	Netcare Ltd.	342,088
45,426	Northam Platinum Ltd.(b)	158,282
123,862	Oceana Group Ltd.	888,169
14,214	Omnia Holdings Ltd.	146,845
145,014	Peregrine Holdings Ltd.	330,109
132,545	Petra Diamonds Ltd.(b)	167,010
67,839	Pick’n Pay Stores Ltd.	326,410
15,212	Pioneer Foods Group Ltd.	161,761
500,789	PPC Ltd.(b)	181,259
2,961	PSG Group Ltd.	58,111
66,604	Raubex Group Ltd.	120,030
402,437	Redefine Properties Ltd. REIT	328,881
24,150	Resilient REIT Ltd.	240,130
41,891	Reunert Ltd.	228,611
653,906	Rhodes Food Group Pty Ltd.	1,129,310
2,420	Santam Ltd.	44,512
282,451	Sappi Ltd.	1,871,255
162,103	Sibanye Gold Ltd.	206,769
35,666	Spar Group Ltd. (The)	446,950
13,883	Spur Corp. Ltd.	29,665
7,822	Sun International Ltd.	32,941
175,040	Super Group Ltd.(b)	483,996
184,373	Telkom SA SOC Ltd.	910,061
900	Tiger Brands Ltd.	27,283
21,020	Tongaat Hulett Ltd.	189,421
31,655	Transaction Capital Ltd.	35,549
27,939	Trencor Ltd.	74,624
84,900	Truworths International Ltd.	487,030
63,614	Tsogo Sun Holdings Ltd.	110,201
14,491	Wilson Bayly Holmes-Ovcon Ltd.	151,081
110,879	Woolworths Holdings Ltd.	530,049
		26,468,916
SOUTH KOREA — 1.2%
6,754	ABco Electronics Co. Ltd.	50,638
15,397	Ace Technologies Corp.(b)	59,576
1,128	Actoz Soft Co. Ltd.(b)	14,566
4,160	Aekyung Petrochemical Co. Ltd.	57,806
1,398	AfreecaTV Co. Ltd.	30,045
3,130	Agabang & Co.(b)	16,223
7,680	AJ Rent A Car Co. Ltd.(b)	69,316
3,069	Ajin Industrial Co. Ltd.(b)	18,457
2,287	AK Holdings, Inc.	146,533
5,120	ALUKO Co. Ltd.	19,697
1,630	Amotech Co. Ltd.(b)	39,401
832	Asia Cement Co. Ltd.	64,609
564	ASIA Holdings Co. Ltd.	57,456

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
612	Asia Paper Manufacturing Co. Ltd.	$10,883
50,602	Asiana Airlines, Inc.(b)	234,233
6,791	Austem Co. Ltd.	21,301
2,350	Autech Corp.	26,670
3,319	Avaco Co. Ltd.	22,244
2,934	Baiksan Co. Ltd.	25,589
11,822	Barun Electronics Co. Ltd.(b)	16,269
9,113	Barunson Entertainment & Arts Corp.(b)	17,590
1,387	Binggrae Co. Ltd.	83,043
5,313	Bluecom Co. Ltd.	40,688
125,065	BNK Financial Group, Inc.	1,262,888
1,467	Boditech Med, Inc.	20,909
1,549	Bookook Securities Co. Ltd.	36,405
1,205	Boryung Pharmaceutical Co. Ltd.	44,903
5,941	Bubang Co. Ltd.(b)	18,581
20,899	Byucksan Corp.	67,232
5,849	Capro Corp.(b)	31,570
430	Caregen Co. Ltd.	27,628
1,433	Cell Biotech Co. Ltd.	45,524
5,025	Chabiotech Co. Ltd.(b)	53,885
1,861	Changhae Ethanol Co. Ltd.	30,350
7,078	Cheil Worldwide, Inc.	128,714
2,370	Chokwang Paint Ltd.	24,567
628	Chong Kun Dang Pharmaceutical Corp.	63,134
1,209	Chongkundang Holdings Corp.	72,061
1,312	Choong Ang Vaccine Laboratory	20,928
73	Chosun Refractories Co. Ltd.	5,832
1,513	Chungdahm Learning, Inc.	22,782
2,080	CJ CGV Co. Ltd.	128,809
1,632	CJ CheilJedang Corp.	539,601
1,771	CJ Corp.	307,023
4,840	CJ E&M Corp.	323,085
1,668	CJ Freshway Corp.	62,603
17,294	CJ Hellovision Co. Ltd.	134,606
749	CJ Korea Express Corp.(b)	124,828
1,445	CJ O Shopping Co. Ltd.	256,964
2,061	CKD Bio Corp.	39,137
1,487	Com2uSCorp	152,414
270	Cosmax BTI, Inc.	6,020
1,135	Cosmax, Inc.	104,975
2,192	Coson Co. Ltd.(b)	20,959
637	Crown Confectionery Co. Ltd.(b)	11,925
495	Crown Haitai Holdings Co. Ltd.	10,329
11,154	Crucialtec Co. Ltd.(b)	31,397
447	Cuckoo Electronics Co. Ltd.	56,122
2,180	Dae Dong Industrial Co. Ltd.	13,851
8,286	Dae Hyun Co. Ltd.	21,954
18,236	Dae Won Kang Up Co. Ltd.	70,480
45,928	Dae Young Packaging Co. Ltd.(b)	35,953
Shares		Value
SOUTH KOREA (continued)
12,386	Daea TI Co. Ltd.(b)	$20,476
509	Daechang Forging Co. Ltd.	29,838
15,729	Daeduck Electronics Co.	157,424
11,915	Daeduck GDS Co. Ltd.	201,236
1,451	Daehan New Pharm Co. Ltd.	14,133
6,139	Daehan Steel Co. Ltd.	76,254
6,318	Dae-Il Corp.	59,282
3,101	Daelim B&Co Co. Ltd.	22,418
14,333	Daelim Industrial Co. Ltd.	1,174,511
3,143	Daeryuk Can Co. Ltd.	19,801
10,249	Daesang Corp.	235,378
10,212	Daesang Holdings Co. Ltd.	99,925
2,180	Daesung Holdings Co. Ltd.	17,689
2,639	Daewon Pharmaceutical Co. Ltd.	44,335
10,306	Daewon San Up Co. Ltd.	67,783
15,152	Daewoo Engineering & Construction Co. Ltd.(b)	110,893
912	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)(c)(d)	6,846
7,695	Daewoong Co. Ltd.	104,177
513	Daewoong Pharmaceutical Co. Ltd.	42,725
902	Daihan Pharmaceutical Co. Ltd.	29,300
9,921	Daishin Securities Co. Ltd.	135,643
4,600	Danal Co. Ltd.(b)	22,156
1,845	Dasan Networks, Inc.(b)	8,821
36,074	Dayou Automotive Seat Technology Co. Ltd.	43,197
87,390	DGB Financial Group, Inc.	933,212
5,919	Digital Power Communications Co. Ltd.	24,066
2,135	Dio Corp(b)	66,680
5,333	Dms Co. Ltd.	46,942
1,795	DNF Co. Ltd.(b)	25,103
2,399	Dong A Eltek Co. Ltd.	41,697
5,633	Dong Ah Tire & Rubber Co. Ltd.	138,428
663	Dong-A Socio Holdings Co. Ltd.	76,428
413	Dong-A ST Co. Ltd.	30,632
4,103	Dong-Ah Geological Engineering Co. Ltd.	50,231
6,987	Dongbu HiTek Co. Ltd.(b)	119,567
20,908	Dongbu Insurance Co. Ltd.	1,496,565
905	Dongbu Securities Co. Ltd.(b)	3,235
810	Dong-IL Corp.	41,765
288	Dongil Industries Co. Ltd.	19,302
6,590	Dongjin Semichem Co. Ltd.	99,523
18,143	Dongkook Industrial Co. Ltd.(b)	36,155
665	DongKook Pharmaceutical Co. Ltd.	35,774
23,544	Dongkuk Industries Co. Ltd.	99,516
33,778	Dongkuk Steel Mill Co. Ltd.	433,148
8,777	Dongkuk Structures & Construction Co. Ltd.	50,197

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
4,117	Dongsuh Cos., Inc.	$108,715
13,590	DONGSUNG Corp.	78,452
3,211	Dongsung Finetec Co. Ltd.	17,245
1,553	Dongwha Enterprise Co. Ltd.	50,654
4,740	Dongwha Pharmaceutical Co. Ltd.	34,648
17,479	Dongwon Development Co. Ltd.	78,097
210	Dongwon F&B Co. Ltd.	40,534
267	Dongwon Industries Co. Ltd.	66,091
804	Dongwon Systems Corp.	38,222
221	Dongyang E&P, Inc.	2,597
3,901	Doosan Corp.	411,347
6,886	Doosan Engine Co. Ltd.(b)	25,383
24,580	Doosan Heavy Industries & Construction Co. Ltd.	452,480
41,564	Doosan Infracore Co. Ltd.(b)	299,366
1,300	Doubleugames Co. Ltd.	73,187
2,601	DRB Holding Co. Ltd.	22,151
10,566	Duozone Bizon Co. Ltd.	329,524
9,936	DY Corp.	63,929
2,154	DY POWER Corp.	34,166
382	e Tec E&C Ltd.	46,937
153	E1 Corp.	8,367
3,860	Eagon Industrial Ltd.	32,596
19,802	Easy Bio, Inc.	122,452
2,532	Ecobio Holdings Co. Ltd.(b)	21,472
10,677	Elentec Co. Ltd.	47,992
5,009	e-LITECOM Co. Ltd.	41,717
1,503	Emerson Pacific, Inc.(b)	41,502
6,808	EM-Tech Co. Ltd.	82,435
2,881	ENF Technology Co. Ltd.	56,124
305	Eo Technics Co. Ltd.	22,867
20,297	Eugene Corp.	114,268
44,009	Eugene Investment & Securities Co. Ltd.(b)	145,117
3,243	Eugene Technology Co. Ltd.	49,701
4,964	Eusu Holdings Co. Ltd.	33,757
3,297	EVERDIGM Corp.	36,533
936	F&F Co. Ltd.	23,462
3,794	Farmsco	41,363
35,290	Farmstory Co. Ltd.(b)	45,254
6,876	Feelux Co. Ltd.	19,355
1,019	Fila Korea Ltd.	67,384
7,435	Foosung Co. Ltd.(b)	73,084
452	Gamevil, Inc.(b)	22,256
520	Gaon Cable Co. Ltd.	11,989
2,787	Global Display Co. Ltd.(b)	9,887
696	Golfzon Co. Ltd.	31,595
4,062	GOLFZONNEWDIN Co. Ltd.	20,400
7,070	Grand Korea Leisure Co. Ltd.	144,995
643	Green Cross Corp.	105,725
3,228	Green Cross Holdings Corp.	94,615
12,794	GS Engineering & Construction Corp.(b)	364,138
31,593	GS Global Corp.(b)	87,519
Shares		Value
SOUTH KOREA (continued)
37,303	GS Holdings Corp.	$2,513,423
4,448	GS Retail Co. Ltd.	192,380
1,861	G-SMATT GLOBAL Co. Ltd.(b)	22,534
2,130	Halla Corp.(b)	9,441
4,825	Halla Holdings Corp.	284,572
8,195	Han Kuk Carbon Co. Ltd.	43,939
3,827	Hana Micron, Inc.(b)	17,339
1,039	Hana Tour Service, Inc.	79,105
3,787	Hancom, Inc.	54,146
174	Handok, Inc.	3,911
7,271	Handsome Co. Ltd.	234,559
1,590	Hanil Cement Co. Ltd.	176,185
19,707	Hanjin Heavy Industries & Construction Co. Ltd.(b)	78,102
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	13,755
5,472	Hanjin Kal Corp.(b)	115,156
2,845	Hanjin Transportation Co. Ltd.	80,211
1,696	Hankook Cosmetics Co. Ltd.(b)	23,491
152	Hankook Shell Oil Co. Ltd.	55,962
680	Hankuk Paper Manufacturing Co. Ltd.	17,956
841	Hanmi Pharm Co. Ltd.(b)	276,563
857	Hanmi Science Co. Ltd.(b)	63,793
3,807	Hanmi Semiconductor Co. Ltd.	28,747
2,383	Hanmiglobal Co. Ltd.	25,234
5,194	Hanon Systems.	47,575
1,441	Hans Biomed Corp.	21,376
4,115	Hansae Co. Ltd.	96,343
7,442	Hansae Yes24 Holdings Co. Ltd.	65,904
143	Hanshin Construction Co. Ltd.	2,600
5,869	Hanshin Machinery Co.	22,971
1,840	Hansol Chemical Co. Ltd.	123,977
19,942	Hansol Holdings Co. Ltd.(b)	111,022
21,760	Hansol HomeDeco Co. Ltd.(b)	28,973
387	Hansol Logistics Co. Ltd.	837
8,216	Hansol Paper Co. Ltd.	139,497
15,681	Hansol Seentec Co. Ltd.(b)	17,516
4,293	Hansol Technics Co. Ltd.(b)	59,846
662	Hanssem Co. Ltd.	104,117
50,064	Hanwha Chemical Corp.	1,507,669
28,943	Hanwha Corp.	1,266,038
195	Hanwha Galleria Timeworld Co. Ltd.(b)	4,975
28,083	Hanwha General Insurance Co. Ltd.	252,209
37,234	Hanwha Investment & Securities Co. Ltd.(b)	122,278
5,184	Hanwha Life Insurance Co. Ltd.	34,975
4,428	Hanwha Techwin Co. Ltd.(b)	157,881
3,343	Hanyang Eng Co. Ltd.	38,985
1,616	Hanyang Securities Co. Ltd.	11,827
10,541	Harim Co. Ltd.	43,048
16,532	Harim Holdings Co. Ltd.	61,604

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
11,947	HB Technology Co. Ltd.	$50,124
33,020	Heung-A Shipping Co. Ltd.	39,097
2,857	Heungkuk Fire & Marine Insurance Co., Ltd.(b)	16,978
7,528	Hite Jinro Co. Ltd.	161,115
4,246	Hite Jinro Holdings Co. Ltd.	43,824
5,567	HMC Investment Securities Co. Ltd.	59,200
3,851	Hotel Shilla Co. Ltd.	223,685
5,644	HS Industries Co. Ltd.	47,460
17,680	HS R&A Co. Ltd.	46,686
4,180	Huchems Fine Chemical Corp.	93,196
9,381	Humax Co. Ltd.	90,536
861	Humedix Co. Ltd.	22,890
647	Huons Co. Ltd.(b)	30,412
2,671	Huons Global Co. Ltd.	83,182
6,850	Huvis Corp.	49,888
91,772	Huvitz Co. Ltd.	1,066,115
8,535	Hwa Shin Co. Ltd.	43,855
5,630	Hwangkum Steel & Technology Co. Ltd.	45,883
5,485	Hwasung Industrial Co. Ltd.	74,502
4,774	Hy-Lok Corp.	98,334
10,035	Hyosung Corp.	1,502,044
5,301	Hyundai BNG Steel Co. Ltd.	60,871
1,840	Hyundai Corp.	33,461
7,893	Hyundai Department Store Co. Ltd.	782,917
26,925	Hyundai Development Co-Engineering & Construction	1,026,184
2,902	Hyundai Elevator Co. Ltd.	139,259
21,990	Hyundai Engineering & Construction Co. Ltd.	890,172
10,032	Hyundai Engineering Plastics Co. Ltd.	62,305
1,457	Hyundai Glovis Co. Ltd.	204,414
6,487	Hyundai Greenfood Co. Ltd.	106,083
704	Hyundai Home Shopping Network Corp.	86,817
16,373	Hyundai Hy Communications & Network Co. Ltd.	61,158
2,594	Hyundai Livart Furniture Co. Ltd.	58,646
38,420	Hyundai Marine & Fire Insurance Co. Ltd.	1,558,704
3,299	Hyundai Rotem Co. Ltd.(b)	55,276
10,584	Hyundai Wia Corp.	652,604
1,724	ICD Co. Ltd.	22,108
41,244	IHQ, Inc.(b)	77,030
2,766	Il Dong Holdings Co. Ltd.	38,065
687	Il Dong Pharmaceutical Co. Ltd.	11,818
2,212	Iljin Electric Co. Ltd.	8,915
7,945	Iljin Holdings Co. Ltd.	40,966
3,026	Iljin Materials Co. Ltd.	101,268
403	Ilshin Spinning Co. Ltd.	43,755
Shares		Value
SOUTH KOREA (continued)
5,855	iMarketKorea, Inc.	$66,709
2,770	InBody Co. Ltd.	72,527
3,473	Initech Co. Ltd.(b)	23,463
1,372	Innocean Worldwide Inc.	83,739
2,072	Innox Advanced Materials Co., Ltd.(b)	126,277
892	Innox Corp.(b)	17,417
4,028	Insun ENT Co. Ltd.(b)	29,084
680	Intelligent Digital Integrated Security Co. Ltd.	4,922
2,569	Interflex Co. Ltd.(b)	79,316
1,393	Interojo Co. Ltd.	44,502
27,602	Interpark Holdings Corp.	141,334
2,633	IS Dongseo Co. Ltd.	97,645
1,378	ISC Co. Ltd.	31,585
876	i-SENS, Inc.	21,292
5,011	ISU Chemical Co. Ltd.	80,155
15,507	IsuPetasys Co. Ltd.	60,002
1,265	Jastech Ltd.	21,648
58,797	JB Financial Group Co. Ltd.	364,115
6,109	Jcontentree Corp.(b)	23,420
861	Jeju Air Co. Ltd.	27,545
5,350	Jusung Engineering Co. Ltd.(b)	77,928
522	JVM Co. Ltd.	26,729
6,393	JW Holdings Corp.	51,245
1,234	JW Pharmaceutical Corp.	52,048
4,489	JYP Entertainment Corp.(b)	28,481
2,895	Kaon Media Co. Ltd.	30,656
3,163	KB Financial Group Inc.	167,894
5,293	KC Green Holdings Co. Ltd.	29,278
3,881	KC Tech Co. Ltd.	82,541
48,073	KEC Corp.(b)	41,498
1,953	KEPCO Engineering & Construction Co., Inc.	33,072
2,524	KEPCO Plant Service & Engineering Co. Ltd.	101,497
5,921	Keyang Electric Machinery Co. Ltd.	25,450
11,128	KEYEAST Co. Ltd.(b)	21,479
2,361	KG Chemical Corp.	32,913
7,458	KG Eco Technology Service Co. Ltd.	29,991
4,404	Kginicis Co. Ltd.	50,964
7,151	KGMobilians Co. Ltd.	47,416
4,002	KH Vatec Co. Ltd.	29,754
2,351	KISCO Corp.	90,863
354	KISCO Holdings Co. Ltd.	23,820
2,233	Kishin Corp.	9,418
3,044	KISWIRE Ltd.	107,174
3,098	KIWOOM Securities Co. Ltd.	235,039
11,014	KleanNara Co. Ltd.(b)	49,211
4,490	KMH Co. Ltd.(b)	41,728
18,872	Kodaco Co. Ltd.	59,615
9,767	Koentec Co. Ltd.	42,069
15,961	Koh Young Technology, Inc.	915,684
139,209	Kolao Holdings	689,172

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,469	Kolmar BNH Co. Ltd.	$26,845
1,491	Kolon Corp.	82,608
1,668	Kolon Global Corp.	18,930
8,408	Kolon Industries, Inc.	493,638
1,632	KONA I Co. Ltd.(b)	19,105
5,221	Korea Autoglass Corp.	97,744
6,488	Korea Circuit Co. Ltd.	77,980
2,568	Korea Electric Terminal Co. Ltd.	161,784
820	Korea Export Packaging Industrial Co. Ltd.	14,142
1,060	Korea Flange Co. Ltd.	12,740
1,910	Korea Gas Corp.(b)	85,682
4,846	Korea Information & Communications Co. Ltd.(b)	49,584
10,945	Korea Investment Holdings Co. Ltd.	696,380
19,264	Korea Kolmar Co. Ltd.	1,222,237
1,588	Korea Kolmar Holdings Co. Ltd.	42,501
7,228	Korea Line Corp.(b)	208,627
1,393	Korea PetroChemical Ind Co. Ltd.	321,782
1,632	Korea United Pharm, Inc.	29,386
17,345	Korean Air Lines Co. Ltd.(b)	551,791
45,416	Korean Reinsurance Co.	523,539
2,714	Kortek Corp.	33,954
1,183	KPX Chemical Co. Ltd.	75,163
2,793	KSS LINE Ltd.	24,460
2,960	KT Hitel Co. Ltd.(b)	17,563
5,046	KT Skylife Co. Ltd.	75,303
10,044	Kt Submarine Co. Ltd.	40,928
8,843	KTB Investment & Securities Co. Ltd.(b)	28,330
9,704	KTCS Corp.	20,682
17,362	Ktis Corp.	50,346
1,854	Kukdo Chemical Co. Ltd.	94,767
4,525	Kumho Industrial Co. Ltd.	45,693
3,137	Kumho Petrochemical Co. Ltd.	211,927
56,914	Kumho Tire Co., Inc.(b)	383,987
1,523	Kumkang Kind Co. Ltd.	51,309
15,614	Kwang Dong Pharmaceutical Co. Ltd.	117,623
9,372	Kwangju Bank	115,993
1,092	Kyeryong Construction Industrial Co. Ltd.(b)	17,467
13,064	Kyobo Securities Co. Ltd.	122,579
3,954	Kyongbo Pharmaceutical Co. Ltd.	44,874
1,346	Kyung Dong Navien Co. Ltd.	42,519
2,000	Kyungbang Ltd.	29,132
5,351	Kyungchang Industrial Co. Ltd.	23,454
1,746	Kyungdong Pharm Co. Ltd.	29,957
8,473	Kyung-In Synthetic Corp.	30,135
8,108	LB Semicon, Inc.(b)	20,215
11,160	Leadcorp Inc (The)	75,394
2,587	Leaders Cosmetics Co. Ltd.(b)	33,752
1,206	LEENO Industrial, Inc.	53,454
Shares		Value
SOUTH KOREA (continued)
11,318	LF Corp.	$317,072
3,096	LG Hausys Ltd.	304,330
3,281	LG Innotek Co. Ltd.	439,793
8,462	LG International Corp.	222,316
1,098	LIG Nex1 Co. Ltd.	80,359
4,127	Lock & Lock Co. Ltd.	49,603
1,167	Loen Entertainment, Inc.	93,439
320	Lotte Chilsung Beverage Co. Ltd.	461,820
681	Lotte Confectionary Co. Ltd.	123,840
2,654	LOTTE Fine Chemical Co. Ltd.	102,574
170	Lotte Food Co. Ltd.	94,795
3,512	LOTTE Himart Co. Ltd.	218,431
49,779	Lotte Non-Life Insurance Co. Ltd.	137,008
8,434	LS Corp.	634,594
7,144	LS Industrial Systems Co. Ltd.	368,994
23,613	Lumens Co. Ltd.(b)	85,670
22,809	Macquarie Korea Infrastructure Fund	172,232
867	Macrogen, Inc.(b)	18,013
564	Maeil Dairies Co., Ltd.(b)	38,002
507	Maeil Holdings Co. Ltd.	10,851
1,288	Mando Corp.	295,225
1,128	Mds Technology Co. Ltd.	21,067
5,124	Medy-Tox, Inc.	2,707,036
450	MegaStudyEdu Co. Ltd.	14,175
16,916	Meritz Financial Group, Inc.	229,769
23,274	Meritz Fire & Marine Insurance Co. Ltd.	491,873
125,707	Meritz Securities Co. Ltd.	585,258
4,530	Mgame Corp.(b)	16,941
44	Mi Chang Oil Industrial Co. Ltd.	3,523
7,104	MiCo Ltd.(b)	26,567
1,302	Minwise Co. Ltd.	23,677
54,917	Mirae Asset Life Insurance Co. Ltd.	257,642
9,143	MK Electron Co. Ltd.	91,508
7,937	Mobase Co. Ltd.	56,245
2,127	Modetour Network, Inc.	54,741
9,910	Moorim P&P Co. Ltd.	41,533
1,053	Muhak Co. Ltd.	21,360
2,496	Namhae Chemical Corp.	21,814
34,992	Namsun Aluminum Co. Ltd.(b)	38,305
569	Namuga Co. Ltd(b)	14,491
98	Namyang Dairy Products Co. Ltd.	64,104
1,026	Neopharm Co. Ltd.	29,293
5,699	Neowiz(b)	61,367
5,987	NEPES Corp.(b)	54,571
19,020	Nexen Corp.	150,080
16,209	Nexen Tire Corp.	192,645
2,898	Nexon GT Co. Ltd.(b)	18,490
1,060	Nexturn Co. Ltd.	15,156
51,753	NH Investment & Securities Co. Ltd.	654,399

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
3,304	NHN KCP Corp.(b)	$54,917
7,060	NICE Holdings Co. Ltd.	104,413
1,569	Nice Information & Telecommunication, Inc.	34,351
5,313	NICE Information Service Co. Ltd.	43,490
3,498	NICE Total Cash Management Co. Ltd.	32,822
4,876	NK Co. Ltd.(b)	4,706
940	Nong Shim Holdings Co. Ltd.	91,980
1,577	Nong Woo Bio Co. Ltd.(b)	20,786
728	NongShim Co. Ltd.	207,851
454	Noroo Holdings Co. Ltd.	6,106
3,414	Noroo Paint & Coatings Co. Ltd.	26,664
2,740	NPC	15,646
4,270	NS Shopping Co. Ltd.	63,723
46,941	Nutribiotech Co. Ltd.(b)	924,935
6,559	OCI Co. Ltd.	540,405
3,811	OPTRON-TEC, Inc.(b)	29,288
5,224	Orion Corp./Republic Of Korea(b)	383,263
2,715	Orion Holdings Corp.	66,962
2,075	Osstem Implant Co. Ltd.(b)	111,441
199	Ottogi Corp.	139,240
50,900	Pan Ocean Co. Ltd.(b)	265,178
2,944	Pan-Pacific Co. Ltd.(b)	10,352
1,991	PaperCorea, Inc.(b)	536
6,943	Paradise Co. Ltd.	82,518
9,138	Partron Co. Ltd.	69,410
15,667	Paru Co. Ltd.(b)	91,982
765	Pharma Research Products Co. Ltd.	25,499
9,674	Poongsan Corp.	429,648
3,440	POSCO Chemtech Co. Ltd.	64,401
898	POSCO Coated & Color Steel Co. Ltd.	25,639
15,168	Posco Daewoo Corp.	318,527
9,753	Posco ICT Co. Ltd.	55,953
601	Posco M-Tech Co. Ltd.	1,380
15,195	Power Logics Co. Ltd.(b)	63,547
1,912	Protec Co. Ltd.	26,739
4,647	PSK, Inc.	89,697
180	Pulmuone Co. Ltd.	20,026
6,384	Pyeong Hwa Automotive Co. Ltd.	81,864
4,418	Redrover Co. Ltd.(b)	23,096
3,835	RFTech Co. Ltd.(b)	18,574
6,325	S&T Dynamics Co. Ltd.(b)	52,565
3,341	S&T Holdings Co. Ltd.	49,262
2,274	S&T Motiv Co. Ltd.	107,903
2,844	S-1 Corp.	234,321
854	Sajo Industries Co. Ltd.	58,381
3,362	Sam Chun Dang Pharm Co. Ltd.	41,159
3,689	SAM KANG M&T Co. Ltd.(b)	20,505
422	Sam Yung Trading Co. Ltd.	7,146
Shares		Value
SOUTH KOREA (continued)
163	Samchully Co. Ltd.	$16,678
1,716	SAMHWA Paints Industrial Co. Ltd.	13,510
5,492	Samick Musical Instruments Co. Ltd.	9,521
4,310	Samick THK Co. Ltd.	84,925
6,581	Samji Electronics Co. Ltd.(b)	48,753
2,001	Samjin Pharmaceutical Co. Ltd.	59,723
250	Samkwang Glass Co. Ltd.	12,622
5,785	Sammok S-Form Co. Ltd.	71,082
3,925	Samsung Card Co. Ltd.	139,245
1,810	Samsung Electro-Mechanics Co. Ltd.	151,554
15,745	Samsung Engineering Co. Ltd.(b)	143,514
47,468	Samsung Heavy Industries Co. Ltd.(b)	475,083
6,903	Samsung Pharmaceutical Co. Ltd.(b)	21,405
14,810	Samsung Securities Co. Ltd.	536,657
11,879	SAMT Co. Ltd.	23,831
2,242	Samwha Capacitor Co. Ltd.	43,075
1,533	Samyang Corp.	139,046
426	Samyang Foods Co. Ltd.	18,596
2,292	Samyang Holdings Corp.	235,539
638	Samyang Tongsang Co. Ltd.	28,278
2,726	Sang-A Frontec Co. Ltd.	39,707
10,570	Savezone I&C Corp.	47,322
5,185	SBS Media Holdings Co. Ltd.	14,062
14,205	SBW(b)	17,581
13,159	S-Connect Co. Ltd.(b)	26,046
5,087	Seah Besteel Corp.	158,422
485	SeAH Holdings Corp.	69,778
915	SeAH Steel Corp.	79,476
3,601	Sebang Co. Ltd.	47,786
3,398	Sebang Global Battery Co. Ltd.	117,665
48,427	Seegene, Inc.(b)	1,261,469
5,490	Sejong Industrial Co. Ltd.	41,946
25,149	Sejong Telecom, Inc.(b)	16,338
5,603	Sejoong Co. Ltd.	18,200
4,671	Sekonix Co. Ltd.	66,577
2,478	Seobu T&D	36,094
17,654	Seohan Co. Ltd.	39,676
65,927	Seohee Construction Co. Ltd.	73,936
2,371	Seoul Auction Co. Ltd.	17,607
8,526	Seoul Semiconductor Co. Ltd.	158,474
5,497	Seowonintech Co. Ltd.	59,683
8,718	Seoyon Co. Ltd.	76,737
3,253	Sewon Cellontech Co. Ltd.(b)	7,732
3,334	SFA Engineering Corp.	111,873
21,427	SFA Semicon Co. Ltd.(b)	57,442
7,375	SG&G Corp.(b)	25,175
31,004	SH Energy & Chemical Co. Ltd.	40,173
3,125	Shin Poong Pharmaceutical Co. Ltd.(b)	16,532
3,832	Shinsegae Co. Ltd.	814,991

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
717	Shinsegae Engineering & Construction Co. Ltd.	$20,727
350	Shinsegae Food Co. Ltd.	45,664
802	Shinsegae Information & Communication Co. Ltd.	59,054
573	Shinsegae International, Inc.	34,665
18,254	Shinsung E&G Energy Co. Ltd.(b)	36,865
22,990	Shinsung Tongsang Co. Ltd.(b)	20,400
16,608	Shinwha Intertek Corp.	46,156
15,480	Shinwon Corp.(b)	26,421
4,524	Showbox Corp.	25,671
36,517	Signetics Corp.(b)	45,196
5,243	Silicon Works Co. Ltd.	167,028
1,760	SIMPAC, Inc.	7,282
1,888	SJM Co. Ltd.	9,802
642	SK Bioland Co. Ltd.	9,351
8,102	SK Chemicals Co. Ltd.	495,945
1,557	SK Gas Ltd.	160,006
869	SK Materials Co. Ltd.	143,351
63,887	SK Networks Co. Ltd.	361,382
39,972	SK Securities Co. Ltd.(b)	46,257
13,594	SKC Co. Ltd.	440,358
1,591	SKCKOLONPI, Inc.	38,742
6,144	SL Corp.	122,161
2,207	SM Entertainment Co.(b)	58,377
7,102	Songwon Industrial Co. Ltd.	129,468
2,069	Soulbrain Co. Ltd.	126,649
337	SPC Samlip Co. Ltd.	49,689
521	Spigen Korea Co. Ltd.	18,623
14,401	Ssangyong Cement Industrial Co. Ltd.	184,669
1,604	Ssangyong Information & Communication(b)	3,032
9,975	Ssangyong Motor Co.(b)	55,622
1,402	Suheung Co. Ltd.	43,599
1,658	Sunchang Corp.	14,668
7,093	Sung Kwang Bend Co. Ltd.	62,750
11,506	Sungchang Enterprise Holdings Ltd.	29,715
3,961	Sungdo Engineering & Construction Co. Ltd.	23,715
13,124	Sungshin Cement Co. Ltd.(b)	86,786
15,549	Sungwoo Hitech Co. Ltd.	99,209
1,729	Sunjin Co. Ltd.	28,738
73	Suprema HQ, Inc.(b)	476
67	Suprema, Inc.(b)	1,509
2,233	Systems Technology, Inc.	35,918
6,520	Tae Kyung Industrial Co. Ltd.	29,132
210	Taekwang Industrial Co. Ltd.	231,759
1,917	Taewoong Co. Ltd.(b)	39,143
20,123	Taeyoung Engineering & Construction Co. Ltd.(b)	165,796
7,863	Tailim Packaging Co. Ltd.	18,058
8,575	TBH Global Co. Ltd. (The)(b)	81,991
2,118	Techwing, Inc.	26,781
Shares		Value
SOUTH KOREA (continued)
1,053	Tera Semicon Co. Ltd.	$30,064
1,108	TES Co Ltd.	29,605
8,316	Texcell-Netcom Co. Ltd.(b)	72,975
2,262	Thinkware Systems Corp.(b)	23,145
16,250	TK Chemical Corp.(b)	32,237
3,460	TK Corp.	29,713
753	Tokai Carbon Korea Co. Ltd.	33,443
25,895	Tongyang Life Insurance Co. Ltd.	225,154
50,293	Tongyang, Inc.	100,447
1,223	Tonymoly Co. Ltd.	20,164
7,910	Top Engineering Co. Ltd.	47,995
1,904	Toptec Co. Ltd.	49,342
9,525	Tovis Co. Ltd.	76,350
1,049	TS Corp.	24,701
2,363	Uju Electronics Co. Ltd.	31,252
3,120	Unid Co. Ltd.	142,471
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	29,083
2,607	UniTest, Inc.	27,723
1,674	Value Added Technologies Co. Ltd.	46,373
1,227	Viatron Technologies, Inc.	24,122
1,447	Vieworks Co. Ltd.	63,360
4,876	Visang Education, Inc.	56,862
4,146	Vitzrocell Co. Ltd.(c)(d)	53,721
3,019	Webzen Inc(b)	46,672
3,260	Whanin Pharmaceutical Co. Ltd.	57,535
7,358	Willbes & Co. (The)(b)	13,742
4,480	WiSoL Co. Ltd.	56,848
12,298	Wonik Holdings Corp.(b)	94,511
3,533	Wonik IPS Co. Ltd.(b)	103,239
411	Wonik Materials Co. Ltd.(b)	28,390
2,740	Wonik QnC Corp.(b)	29,015
5,897	Woongjin Co. Ltd.(b)	11,857
12,409	Woongjin Thinkbig Co. Ltd.(b)	79,285
3,901	Wooshin Systems Co. Ltd.	24,611
4,055	Y G-1 Co. Ltd.	42,215
3,685	Yearimdang Publishing Co. Ltd.(b)	31,876
1,080	YESCO Co. Ltd.	36,964
1,004	YG Entertainment, Inc.	26,467
866	Yonwoo Co. Ltd.(b)	21,127
9,270	Yoosung Enterprise Co. Ltd.	33,798
1,618	Yoosung T&S Co. Ltd.	6,159
3,932	Youlchon Chemical Co. Ltd.	48,665
145	Young Poong Corp.	160,413
10,642	Youngone Corp.	311,923
1,762	Youngone Holdings Co. Ltd.	84,711
24,717	Yuanta Securities Korea Co. Ltd.(b)	85,699
899	Yuhan Corp.	189,995
6,279	Yungjin Pharmaceutical Co. Ltd.(b)	53,753

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,571	Zeus Co. Ltd.	$24,006
		74,814,131
SPAIN — 0.4%
22,646	Acciona SA	1,936,896
58,471	Acerinox SA	752,397
58,492	ACS Actividades de Construccion y Servicios SA	2,245,192
5,401	Adveo Group International SA	20,076
18,012	Almirall SA	174,418
145,536	Amper SA(b)	41,176
33,799	Applus Services SA	436,121
12,806	Atresmedia Corp. de Medios de Comunicaion SA	150,384
2,752	Azkoyen SA	25,118
1,095,608	Banco de Sabadell SA	2,455,177
59,752	Banco Popular Espanol SA(b)(c)	0
143,492	Bankinter SA	1,399,350
895	Baron de Ley(b)	115,485
16,407	Bolsas y Mercados Espanoles SHMSF SA	602,293
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
35,477	Cellnex Telecom SA	797,953
6,043	Cia de Distribucion Integral Logista Holdings SA	156,308
15,715	Cie Automotive SA	389,368
4,520	Construcciones y Auxiliar de Ferrocarriles SA	201,135
80,465	Deoleo SA(b)	19,527
136,261	Distribuidora Internacional de Alimentacion SA	919,924
25,642	Ebro Foods SA	613,776
88,525	EDP Renovaveis SA	707,789
26,642	eDreams ODIGEO SA(b)	92,850
15,183	Elecnor SA	209,752
85,982	Enagas SA	2,431,139
65,147	Ence Energia y Celulosa SA	277,635
90,277	Ercros SA	328,945
32,853	Euskaltel SA	335,787
27,381	Faes Farma SA	86,868
9,353	Fluidra SA	82,155
8,488	Fomento de Construcciones y Contratas SA(b)	93,708
16,692	Grupo Catalana Occidente SA	743,368
47,660	Grupo Ezentis SA(b)	40,509
1,905	Iberpapel Gestion SA	63,121
29,074	Indra Sistemas SA(b)	450,700
25,895	Inmobiliaria Colonial SA	242,139
1,502	Laboratorios Farmaceuticos Rovi SA	28,662
142,977	Liberbank SA(b)	165,363
348,864	Mapfre SA	1,301,312
46,589	Mediaset Espana Comunicacion SA	587,368
20,767	Melia Hotels International SA	322,418
Shares		Value
SPAIN (continued)
3,643	Miquel y Costas & Miquel SA	$134,768
36,835	NH Hotel Group SA	245,497
55,264	Obrascon Huarte Lain SA	232,900
24,898	Papeles y Cartones de Europa SA	218,698
9,252	Pescanova SA(b)	15,103
9,982	Pharma Mar SA(b)	45,494
1,765	Prim SA	23,046
5,650	Promotora de Informaciones SA(b)	21,430
31,611	Prosegur Cia de Seguridad SA	216,667
8,814	Quabit Inmobiliaria SA(b)	18,259
440	Quabit Inmobiliaria SA(d)	912
28,335	Red Electrica Corp. SA	607,797
160,246	Sacyr SA(b)	428,339
12,063	Saeta Yield SA	138,517
2,458	Siemens Gamesa Renewable Energy SA	40,300
37,234	Talgo SA	215,495
8,591	Tecnicas Reunidas SA	304,744
41,405	Tubacex SA(b)	161,750
38,173	Tubos Reunidos SA(b)	48,578
4,430	Vidrala SA	345,594
10,087	Viscofan SA	601,705
34,839	Vocento SA(b)	65,369
39,000	Zardoya Otis SA	409,511
		26,584,135
SWEDEN — 0.9%
202,685	AAK AB(d)	14,987,112
28,539	Acando AB	96,146
3,798	Addlife AB	78,323
6,680	AddNode Group AB	59,570
13,345	AddTech AB - Class B	260,328
698,519	AF AB - B Shares(d)	15,304,814
11,378	Ahlstrom-Munksjo Oyj	234,634
4,896	Alimak Group AB	84,897
3,189	Atrium Ljungberg AB - Class B	54,428
6,581	Attendo AB	82,733
5,067	Autoliv, Inc.	549,212
2,983	Avanza Bank Holding AB	123,069
75,816	Axactor AB(b)	24,588
19,917	Axfood AB	335,494
4,430	BE Group AB(b)	32,098
5,500	Beijer Alma AB	160,767
3,545	Beijer Ref AB	106,476
7,695	Bergman & Beving AB - Class B	95,308
27,944	Betsson AB	268,752
35,606	Bilia AB - A Shares	343,985
86,304	BillerudKorsnas AB	1,365,035
2,871	BioGaia AB - Class B	107,034
8,156	Biotage AB	58,843
3,705	Bjorn Borg AB	15,373
1,799	Bonava AB	31,284
53,125	Bonava AB - Class B	929,743

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SWEDEN (continued)
13,752	Bufab AB	$154,147
7,831	Bulten AB	119,301
25,056	Byggmax Group AB	202,495
21,585	Castellum AB	335,520
1,272	Catena AB	22,017
7,218	Clas Ohlson AB - Class B	148,404
78,435	Cloetta AB - B Shares	280,756
5,320	Collector AB(b)	63,322
30,492	Com Hem Holding AB	445,646
4,799	Coor Service Management Holding AB	34,475
1,200	Dedicare AB - Class B	19,730
5,878	Dios Fastigheter AB	34,363
36,761	Dometic Group AB	310,751
15,387	Doro AB	96,243
15,328	Duni AB	222,123
7,294	Dustin Group AB	61,206
862	Elanders AB - B Shares	10,276
52,670	Elekta AB - Class B	507,208
4,800	Eltel AB(b)	15,279
2,635	Enea AB	25,212
1,232	eWork Group AB	14,191
12,359	Fabege AB	244,155
6,669	Fagerhult AB	87,763
8,150	Fastighets AB Balder - Class B(b)	207,440
999	FastPartner AB	16,364
21,939	Fingerprint Cards AB(b)	102,714
12,104	Getinge AB - B Shares	210,184
40,466	Granges AB	447,322
27,379	Gunnebo AB	145,817
3,932	Haldex AB(b)	52,475
12,523	Hemfosa Fastigheter AB	153,633
49,658	Hexpol AB	508,340
5,834	HIQ International AB	39,020
16,146	Holmen AB - Class B	729,128
9,802	Hufvudstaden AB - Class A	170,695
19,749	Indutrade AB	487,500
16,329	Intrum Justitia AB	531,505
41,344	Inwido AB	519,757
4,575	ITAB Shop Concept AB - Class B	39,524
20,956	JM AB	735,581
43,237	KappAhl AB	246,340
3,503	Karo Pharma AB	18,353
33,241	Klovern AB - B Shares	42,448
6,404	KNOW IT AB	103,312
16,156	Kungsleden AB	106,255
8,118	Lagercrantz Group AB - B Shares	91,750
3,734	Lifco AB - B Shares	124,454
24,864	Lindab International AB	261,457
34,149	Loomis AB - Class B	1,268,882
8,508	Medivir AB - Class B(b)	70,603
11,667	Mekonomen AB	245,658
Shares		Value
SWEDEN (continued)
33,577	Modern Times Group MTG AB - Class B	$1,167,780
7,695	Momentum Group AB - Class B(b)	79,344
8,390	MQ Holding AB	32,838
13,849	Mycronic AB	144,514
19,291	NCC AB - Class B	502,238
2,159	Nederman Holding AB	61,504
66,395	Net Insight AB - Class B(b)	43,585
33,902	NetEnt AB	327,103
28,587	New Wave Group AB - Class B	199,165
41,644	Nibe Industrier AB - Class B	397,418
31,265	Nobia AB	321,216
19,883	Nobina AB	98,014
8,614	Nolato AB - B Shares	378,219
556	OEM International AB - B Shares	12,189
175,440	Opus Group AB	153,193
117,641	Peab AB	1,381,303
2,570	Platzer Fastigheter Holding AB - Class B	16,552
37,175	Pricer AB - B Shares	44,893
2,279	Proact IT Group AB	58,289
44,243	Qliro Group AB(b)	90,965
45,862	Ratos AB - B Shares	219,261
4,673	Raysearch Laboratories AB(b)	114,600
8,060	Recipharm AB - B Shares	96,834
22,978	Rottneros AB	20,633
9,544	Saab AB - Class B	442,931
166	Sagax AB - Class B	2,091
76,089	SAS AB(b)	181,887
23,896	Scandi Standard AB	170,922
8,472	Scandic Hotels Group AB	117,786
3,644	Sectra AB - B Shares	68,829
7,592	Semcon AB	50,307
9,484	SkiStar AB	210,852
31,885	SSAB AB - A Shares(b)	162,456
147,413	SSAB AB - B Shares(b)	611,123
69,161	SSAB AB - Class A(b)	349,411
176,772	SSAB AB - Class B(b)	729,963
14,761	Sweco AB - Class B	360,716
18,817	Swedish Orphan Biovitrum AB(b)	286,667
8,490	Swedol AB - Class B	30,390
3,988	Systemair AB	67,794
24,010	Tele2 AB - B Shares	285,784
3,843	Thule Group AB	74,825
4,188	Tobii AB(b)	18,777
866	Troax Group AB	24,348
9,116	Victoria Park AB - B Shares	31,050
2,479	Vitrolife AB	200,806
15,269	Wallenstam AB	155,455
6,462	Wihlborgs Fastigheter AB	157,192
		57,675,152

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SWITZERLAND — 1.3%
5,192	Allreal Holding AG	$944,488
368	Alpiq Holding AG(b)	31,207
3,034	ALSO Holding AG	396,919
276	APG SGA SA	124,663
16,145	Arbonia AG(b)	307,222
25,085	Aryzta AG	806,290
11,931	Ascom Holding AG	236,288
827	Autoneum Holding AG	198,764
275	Bachem Holding AG - Class B	30,488
30,200	Baloise Holding AG	4,853,488
640	Bank Cler AG	28,758
554	Banque Cantonale de Geneve	91,383
935	Banque Cantonale Vaudoise	676,387
486	Barry Callebaut AG	693,101
1,131	Belimo Holding AG	4,690,325
715	Bell Food Group AG	329,050
2,176	Bellevue Group AG	43,545
1,224	Berner Kantonalbank AG	231,901
987	BKW AG	56,243
2,740	Bobst Group SA	305,184
1,166	Bossard Holding AG(b)	252,023
2,624	Bucher Industries AG	875,164
14,425	Burckhardt Compression Holding AG	4,285,207
232	Burkhalter Holding AG	32,870
1,012	Calida Holding AG	40,712
111	Carlo Gavazzi Holding AG	40,494
12,616	Cavotec SA	48,284
5,780	Cembra Money Bank AG	518,553
178	Cham Paper Holding AG	72,897
446	Cicor Technologies(b)	23,431
416	Cie Financiere Tradition SA	38,246
172,594	Clariant AG	4,016,097
638	Coltene Holding AG	66,047
203	Conzzeta AG	212,458
29,064	Daetwyler Holding AG	4,752,074
3,583	DKSH Holding AG	282,171
821	dormakaba Holding AG	731,891
9,998	Dufry AG(b)	1,593,352
2,785	EDAG Engineering Group AG	44,178
38,356	EFG International AG	285,206
1,141	Emmi AG	804,169
2,730	Energiedienst Holding AG	74,535
61,440	Evolva Holding SA(b)	29,228
721	Feintool International Holding AG	88,061
554	Fenix Outdoor International AG	58,530
46,077	Ferrexpo Plc	144,933
6,395	Flughafen Zuerich AG	1,631,570
291	Forbo Holding AG	441,488
61,396	GAM Holding AG	968,291
3,740	Garmin Ltd.	187,711
2,399	Georg Fischer AG	2,729,097
192	Gurit Holding AG	230,730
4,128	Helvetia Holdings AG	2,307,445
Shares		Value
SWITZERLAND (continued)
3,758	Highlight Communications AG(b)	$22,421
201	HOCHDORF Holding AG	60,282
3,432	Huber & Suhner AG	244,725
9	Hypothekarbank Lenzburg AG	42,257
7,940	Implenia AG	587,525
338	Inficon Holding AG	185,438
136	Interroll Holding AG	178,342
104	Intershop Holding AG	51,438
100,579	IWG Plc	435,269
578	Jungfraubahn Holding AG	68,144
1,015	Kardex AG	111,897
1,169	Komax Holding AG	341,530
19,796	Kudelski SA(b)	315,278
60,115	Landis+Gyr Group AG(b)	4,839,912
144	LEM Holding SA	174,239
28,791	Logitech International SA	1,046,594
1,064	Luzerner Kantonalbank AG	478,660
725	MCH Group AG	57,583
74	Metall Zug AG - Class B	309,944
16,431	Meyer Burger Technology AG(b)	25,829
1,603	Mobilezone Holding AG	23,209
2,383	Mobimo Holding AG	680,188
111,727	OC Oerlikon Corp AG(b)	1,634,973
1,320	Orascom Development Holding AG(b)	9,146
5,837	Oriflame Holding AG	224,116
1,988	Orior AG	148,234
1,572	Panalpina Welttransport Holding AG	199,152
267	Phoenix Mecano AG	155,321
326	Plazza AG	77,509
2,374	PSP Swiss Property AG	216,053
1,315	Rieter Holding AG	304,628
154	Romande Energie Holding SA	207,839
95	Schaffner Holding AG(b)	31,439
241,235	Schmolz & Bickenbach AG(b)	222,037
262	Schweiter Technologies AG	344,926
3,690	SFS Group AG	419,774
1,808	Siegfried Holding AG	525,880
1,983	Sonova Holding AG	321,767
861	St. Galler Kantonalbank AG	383,552
258,092	STMicroelectronics NV	4,408,774
1,913	Straumann Holding AG	1,081,188
4,456	Sulzer AG	500,001
17,546	Sunrise Communications Group AG	1,382,704
8,673	Swiss Life Holding AG	3,166,212
2,320	Swissquote Group Holding SA	66,820
953	Tamedia AG	146,850
6,327	Tecan Group AG(d)	1,180,403
10,931	Temenos Group AG	1,056,982
235	Thurgauer Kantonalbank	24,473
25,930	Transocean Ltd.(b)	224,295
32,368	U-Blox AG	6,430,418

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SWITZERLAND (continued)
6,050	Valiant Holding AG	$713,274
1,862	Valora Holding AG	618,131
457	Vaudoise Assurances Holding SA	254,270
76	Vetropack Holding AG	160,496
8,540	Vifor Pharma AG	912,335
16,937	Von Roll Holding AG(b)	25,398
14,345	Vontobel Holding AG	954,652
60	VZ Holding AG	19,329
679	Walter Meier AG	31,564
14,014	Weatherford International Plc(b)	62,502
1,680	Wizz Air Holdings Plc(b)	57,698
479	Ypsomed Holding AG	74,801
6,945	Zehnder Group AG	243,842
61	Zug Estates Holding AG - B Shares	116,770
34	Zuger Kantonalbank AG	187,941
		82,792,010
TAIWAN — 1.3%
75,000	Ability Enterprise Co. Ltd.	46,944
119,000	AcBel Polytech, Inc.	91,628
71,000	Accton Technology Corp.	189,283
733,878	Acer, Inc.	360,918
66,000	Aces Electronic Co. Ltd.	61,201
64,765	Achem Technology Corp.	21,878
7,000	Acter Co. Ltd.	45,090
16,000	Actron Technology Corp.	56,697
3,000	Addcn Technology Co. Ltd.	25,136
9,998	Adlink Technology, Inc.	21,224
8,000	Advanced Ceramic X Corp.	97,498
139,000	Advanced Connectek, Inc.(b)	47,875
48,000	Advanced International Multitech Co. Ltd.	56,194
26,000	Advanced Optoelectronic Technology, Inc.	29,793
36,000	Advanced Wireless Semiconductor Co.	81,787
59,464	Advancetek Enterprise Co. Ltd.	41,060
64,000	AGV Products Corp.(b)	16,469
169,694	Airtac International Group	2,295,706
28,000	Alchip Technologies Ltd.	74,183
9,000	All Ring Tech Co. Ltd.	17,198
25,572	Alltek Technology Corp.	21,850
11,000	Alltop Technology Co. Ltd.	27,249
85,000	Alpha Networks, Inc.	69,530
78,050	Altek Corp.	67,981
44,000	Ambassador Hotel (The)	34,025
18,000	AMPOC Far-East Co. Ltd.	14,933
24,139	Anpec Electronics Corp.	38,212
20,000	Apacer Technology, Inc.	26,891
64,000	APCB, Inc.	66,871
26,000	Apex Biotechnology Corp.	29,879
70,176	Apex International Co. Ltd.	59,728
72,000	Arcadyan Technology Corp.	112,308
Shares		Value
TAIWAN (continued)
165,872	Ardentec Corp.	$153,812
63,427	Arima Communications Corp.(b)	9,011
205,000	Asia Cement Corp.	181,269
66,000	Asia Optical Co., Inc.	155,407
193,000	Asia Pacific Telecom Co. Ltd.(b)	68,391
161,100	Asia Vital Components Co. Ltd.	141,117
4,000	Asmedia Technology, Inc.	52,458
4,000	ASPEED Technology, Inc.	92,994
27,000	Aten International Co. Ltd.	69,924
44,800	Audix Corp.	57,269
16,000	AURAS Technology Co. Ltd.	44,086
12,000	Aurora Corp.	23,328
11,000	Avalue Technology, Inc.	18,652
23,000	AVY Precision Technology, Inc.	40,827
13,000	Axiomtek Co. Ltd.	23,765
100,278	Bank of Kaohsiung Co. Ltd.	34,040
49,000	BenQ Materials Corp.	26,776
459,350	BES Engineering Corp.	99,034
7,000	Bioteque Corp.	19,728
47,000	Boardtek Electronics Corp.	42,493
11,000	Bothhand Enterprise, Inc.	21,748
11,000	Browave Corp.(b)	16,484
13,000	C Sun Manufacturing Ltd.	8,890
316,781	Capital Securities Corp.	104,176
187,000	Career Technology Manufacturing Co. Ltd.	124,169
81,000	Casetek Holdings Ltd.	255,912
138,300	Cathay Real Estate Development Co. Ltd.	79,466
20,000	Center Laboratories, Inc.(b)	39,145
19,760	Central Reinsurance Co. Ltd.	9,652
180,000	Chailease Holding Co. Ltd.	517,428
26,000	ChainQui Construction Development Co. Ltd.	16,446
87,000	Champion Building Materials Co. Ltd.(b)	21,263
1,730	Chang Wah Electromaterials, Inc.	7,878
50,000	Channel Well Technology Co. Ltd.	43,632
30,185	Charoen Pokphand Enterprise	68,876
13,000	Chaun-Choung Technology Corp.	54,462
13,000	CHC Resources Corp.	22,387
15,000	Chen Full International Co. Ltd.	26,130
22,000	Chenbro Micom Co. Ltd.	37,668
697,920	Cheng Loong Corp.	366,347
233,797	Cheng Uei Precision Industry Co. Ltd.	317,067
36,000	Chenming Mold Industry Corp.	23,129
13,000	Chian Hsing Forging Industrial Co. Ltd.	31,515
125,649	Chicony Electronics Co. Ltd.	323,324
30,150	Chicony Power Technology Co. Ltd.	61,807

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
TAIWAN (continued)
48,120	Chien Kuo Construction Co. Ltd.	$14,199
29,524	Chilisin Electronics Corp.	73,723
76,000	Chimei Materials Technology Corp.(b)	34,104
1,439,744	China Airlines Ltd.	442,477
209,000	China Bills Finance Corp.	103,477
64,000	China Chemical & Pharmaceutical Co. Ltd.	37,939
11,000	China Ecotek Corp.	15,118
51,000	China Electric Manufacturing Corp.(b)	13,495
73,444	China General Plastics Corp.	70,536
555,472	China Life Insurance Co. Ltd.	587,748
125,077	China Metal Products	126,131
18,114	China Steel Chemical Corp.	68,687
37,000	China Steel Structure Co. Ltd.	25,120
281,321	China Synthetic Rubber Corp.	318,630
31,360	China Wire & Cable Co. Ltd.	27,003
41,000	Chinese Maritime Transport Ltd.	36,933
178,883	Chin-Poon Industrial Co. Ltd.	353,672
309,000	Chipbond Technology Corp.	509,619
117,751	Chipmos Technologies, Inc.	115,819
22,000	Chong Hong Construction Co. Ltd.	52,240
33,876	Chroma ATE, Inc.	107,140
64,000	Chun Yu Works & Co. Ltd.	30,097
162,779	Chun Yuan Steel	61,725
162,000	Chung Hung Steel Corp.(b)	54,455
138,779	Chung Hwa Pulp Corp.	46,650
125,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	87,849
228,000	Chunghwa Picture Tubes Ltd.(b)	12,459
3,000	Chunghwa Precision Test Tech Co. Ltd.	141,081
13,000	Cleanaway Co. Ltd.	74,697
101,348	Clevo Co.	90,623
533,000	CMC Magnetics Corp.(b)	68,488
30,034	CoAsia Microelectronics Corp.	15,069
1,845,000	Compal Electronics, Inc.	1,225,091
536,000	Compeq Manufacturing Co. Ltd.	493,478
18,000	Compucase Enterprise	27,988
51,000	Concord Securities Co. Ltd.	11,130
8,000	Concraft Holding Co. Ltd.	56,962
115,873	Continental Holdings Corp.	44,130
33,000	Contrel Technology Co. Ltd.	21,256
230,200	Coretronic Corp.	291,605
26,000	Co-Tech Development Corp.(b)	42,579
50,000	Coxon Precise Industrial Co. Ltd.	46,033
129,000	CSBC Corp. Taiwan(b)	55,965
106,838	CTCI Corp.	174,257
6,900	Cub Elecparts, Inc.	85,692
Shares		Value
TAIWAN (continued)
18,000	CviLux Corp.	$19,255
20,000	Cx Technology Co. Ltd.	18,115
6,000	Cyberpower Systems, Inc.	18,817
36,000	CyberTAN Technology, Inc.	24,143
6,000	Cypress Technology Co. Ltd.	33,780
110,000	DA CIN Construction Co. Ltd.	64,298
76,321	Da-Li Development Co. Ltd.	61,041
95,000	Danen Technology Corp.(b)	20,261
134,000	Darfon Electronics Corp.	113,828
173,000	Darwin Precisions Corp.	72,763
27,904	De Licacy Industrial Co. Ltd.	26,522
66,201	Delpha Construction Co. Ltd.	30,475
41,000	Depo Auto Parts Industrial Co. Ltd.	111,341
7,000	DFI, Inc.	11,498
30,000	Dimerco Express Corp.	21,361
198,904	D-Link Corp.	73,447
60,183	Dynamic Electronics Co. Ltd.(b)	23,618
84,000	Dynapack International Technology Corp.	109,049
172,000	E Ink Holdings, Inc.	183,988
63,675	Eastern Media International Corp.(b)	18,388
31,620	Eclat Textile Co. Ltd.	363,894
7,000	ECOVE Environment Corp.	38,946
38,000	Edison Opto Corp.(b)	17,241
45,895	Edom Technology Co. Ltd.	24,775
13,520	eGalax_eMPIA Technology, Inc.	22,029
51,320	Elan Microelectronics Corp.	77,756
14,000	E-LIFE MALL Corp.	28,468
20,736	Elite Advanced Laser Corp.	85,154
43,967	Elite Material Co. Ltd.	217,684
37,000	Elite Semiconductor Memory Technology, Inc.	43,684
126,489	Elitegroup Computer Systems Co. Ltd.(b)	82,733
11,000	eMemory Technology, Inc.	161,564
54,819	ENG Electric Co. Ltd.	29,048
8,000	Ennoconn Corp.	120,150
133,000	EnTie Commercial Bank Co. Ltd.	56,379
28,000	Epileds Technologies, Inc.(b)	18,824
328,015	Epistar Corp.(b)	313,942
16,000	Eson Precision Ind. Co., Ltd.	25,010
135,270	Eternal Materials Co. Ltd.	152,313
28,000	E-Ton Solar Tech Co. Ltd.(b)	7,706
46,000	Etron Technology, Inc.(b)	18,129
6,000	Eurocharm Holdings Co. Ltd.	18,340
7,502,985	Eva Airways Corp.	3,640,235
149,000	Everest Textile Co. Ltd.	79,199
246,000	Evergreen International Storage & Transport Corp.	114,057
482,138	Evergreen Marine Corp. Taiwan Ltd.(b)	264,257
129,342	Everlight Chemical Industrial Corp.	76,460

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
TAIWAN (continued)
198,643	Everlight Electronics Co. Ltd.	$302,285
26,373	Excelsior Medical Co. Ltd.	41,967
21,000	EZconn Corp.	30,879
358,062	Far Eastern Department Stores Ltd.	178,465
733,846	Far Eastern International Bank	242,059
39,478	Faraday Technology Corp.	54,127
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	19,154
159,000	Farglory Land Development Co. Ltd.	199,043
127,255	Federal Corp.	59,844
13,000	Feedback Technology Corp.	28,888
75,320	Feng Hsin Steel Co. Ltd.	128,961
49,720	Feng TAY Enterprise Co. Ltd.	213,235
66,778	First Hotel	37,154
61,000	First Insurance Co. Ltd. (The)	27,878
270,859	First Steamship Co. Ltd.(b)	82,436
49,594	FLEXium Interconnect, Inc.	231,583
9,955	Flytech Technology Co. Ltd.	32,243
37,000	Focaltech Systems Co. Ltd.	48,401
11,000	Forest Water Environment Engineering Co. Ltd.	21,821
103,000	Formosa Advanced Technologies Co. Ltd.	95,852
9,764	Formosa International Hotels Corp.	50,606
18,000	Formosa Laboratories, Inc.	47,808
31,203	Formosa Oilseed Processing Co. Ltd.	60,245
123,900	Formosan Rubber Group, Inc.	61,754
110,628	Formosan Union Chemical	73,091
33,000	Fortune Electric Co. Ltd.	18,961
58,210	Founding Construction & Development Co. Ltd.	30,459
35,000	Foxlink Image Technology Co. Ltd.	19,879
11,550	Foxsemicon Integrated Technology, Inc.	82,048
90,321	Froch Enterprise Co. Ltd.	42,475
12,000	Fulgent Sun International Holding Co. Ltd.	34,018
169,000	Fulltech Fiber Glass Corp.	80,875
106,466	Fwusow Industry Co. Ltd.	63,114
23,000	Gallant Precision Machining Co. Ltd.	17,672
87,000	Gemtek Technology Corp.	75,632
20,000	General Interface Solution Holding Ltd.	192,082
18,000	Genesys Logic, Inc.	22,056
7,000	Genius Electronic Optical Co. Ltd.(b)	80,211
7,610	GeoVision, Inc.	10,232
77,000	Getac Technology Corp.	97,412
31,000	Giant Manufacturing Co. Ltd.	152,970
122,000	Giantplus Technology Co. Ltd.	76,362
75,781	Gigabyte Technology Co. Ltd.	96,874
Shares		Value
TAIWAN (continued)
6,400	Gigasolar Materials Corp.	$53,624
184,000	Gigastorage Corp.(b)	105,724
234,000	Ginko International Co. Ltd.	2,158,236
150,570	Gintech Energy Corp.(b)	82,277
167,000	Global Brands Manufacture Ltd.(b)	61,943
42,000	Global Lighting Technologies, Inc.	65,583
21,000	Global Mixed Mode Technology, Inc.	46,735
7,000	Global PMX Co. Ltd.	39,873
6,000	Global Unichip Corp.	34,277
14,000	Globalwafers Co. Ltd.	110,579
76,650	Globe Union Industrial Corp.	57,369
141,880	Gloria Material Technology Corp.	94,679
13,000	Glory Science Co. Ltd.	27,209
292,770	Gold Circuit Electronics Ltd.(b)	98,897
370,852	Goldsun Building Materials Co. Ltd.(b)	115,325
12,485	Gourmet Master Co. Ltd.	146,162
42,000	Grand Ocean Retail Group Ltd.	32,548
257,000	Grand Pacific Petrochemical	185,970
4,000	Grand Plastic Technology Corp.	26,229
17,000	Grape King Bio Ltd.	107,814
59,000	Great China Metal Industry	49,728
40,000	Great Taipei Gas Co. Ltd.	32,919
272,946	Great Wall Enterprise Co. Ltd.	296,037
72,000	Greatek Electonics, Inc.	122,084
92,000	Green Energy Technology, Inc.(b)	43,417
27,000	GTM Holdings Corp.	15,469
207,000	Hannstar Board Corp.	101,116
1,079,000	HannStar Display Corp.(b)	326,250
155,000	HannsTouch Solution, Inc.(b)	52,102
15,000	Hanpin Electron Co. Ltd.	19,250
30,300	Harvatek Corp.(b)	10,386
110,000	Hey Song Corp.	115,663
191,666	Highwealth Construction Corp.	317,375
44,620	Hitron Technology, Inc.	29,185
22,575	Hiwin Technologies Corp.	163,731
226,281	Ho Tung Chemical Corp.(b)	62,049
87,000	Hocheng Corp.(b)	26,306
8,800	Holiday Entertainment Co. Ltd.	14,630
28,000	Holtek Semiconductor, Inc.	54,339
65,294	Holy Stone Enterprise Co. Ltd.	80,008
136,514	Hong Pu Real Estate Development Co. Ltd.	105,565
29,624	Hota Industrial Manufacturing Co. Ltd.	135,879
68,678	Hsin Kuang Steel Co. Ltd.	68,802
56,993	Hsing TA Cement Co.	19,535
98,000	HTC Corp.(b)	232,704
11,000	Hu Lane Associate, Inc.	65,573
62,479	Huaku Development Co. Ltd.	132,219
56,000	Huang Hsiang Construction Co.	67,970

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
TAIWAN (continued)
31,000	Hung Ching Development & Construction Co. Ltd.	$20,071
74,000	Hung Sheng Construction Ltd.	48,156
42,830	Hwa Fong Rubber Co. Ltd.	15,745
29,000	Ibase Technology, Inc.	57,144
34,341	Ichia Technologies, Inc.(b)	21,552
22,000	I-Chiun Precision Industry Co. Ltd.(b)	6,783
31,000	IEI Integration Corp.	47,431
9,000	Innodisk Corp.	30,551
6,000	Intai Technology Corp.	20,765
15,000	Integrated Service Technology, Inc.	59,115
12,000	International Games System Co. Ltd.	63,188
823,155	Inventec Corp.	658,350
10,000	Iron Force Industrial Co. Ltd.	50,835
12,000	I-Sheng Electric Wire & Cable Co. Ltd.	17,148
55,000	ITEQ Corp.	83,696
28,000	Jarllytec Co. Ltd.	56,101
10,000	Jentech Precision Industrial Co. Ltd.	25,401
14,000	Jess-Link Products Co. Ltd.	13,423
459,731	Jih Sun Financial Holdings Co. Ltd.	107,946
4,680	Johnson Health Tech Co. Ltd.	5,696
80,000	K Laser Technology, Inc.	40,138
25,000	Kaori Heat Treatment Co. Ltd.	38,706
13,000	Kaulin Manufacturing Co. Ltd.	8,223
165,823	KEE TAI Properties Co. Ltd.	54,916
136,682	Kenda Rubber Industrial Co. Ltd.	214,333
60,000	Kenmec Mechanical Engineering Co. Ltd.	19,255
49,000	Kerry TJ Logistics Co. Ltd.	58,500
207,000	Kindom Construction Corp.	124,767
36,720	King Chou Marine Technology Co. Ltd.	41,894
48,000	King Slide Works Co. Ltd.	674,803
587,184	King Yuan Electronics Co. Ltd.	585,327
5,000	Kingpak Technology, Inc.	32,041
374,185	King’s Town Bank Co. Ltd.	386,633
27,062	King’s Town Construction Co. Ltd.(b)	21,420
25,000	Kinik Co.	64,414
24,000	Kinko Optical Co. Ltd.(b)	26,944
501,343	Kinpo Electronics, Inc.	183,466
290,000	Kinsus Interconnect Technology Corp.	782,733
517,123	KMC Kuei Meng International, Inc.	2,474,682
32,328	KS Terminals, Inc.	60,062
11,000	Kung Long Batteries Industrial Co. Ltd.	56,283
81,000	Kung Sing Engineering Corp.(b)	28,166
Shares		Value
TAIWAN (continued)
31,000	Kuo Toong International Co. Ltd.	$20,995
104,982	Kuoyang Construction Co. Ltd.	48,501
109,110	Kwong Fong Industries Corp.	83,651
31,000	Kwong Lung Enterprise Co. Ltd.	46,250
91,000	L&K Engineering Co. Ltd.	110,000
8,000	Land Mark Optoelectronics Corp.	109,818
14,000	Lanner Electronics, Inc.	19,821
1,330,000	LCY Chemical Corp.	1,929,228
196,714	Lealea Enterprise Co. Ltd.(b)	71,010
43,000	LEE CHI Enterprises Co. Ltd.	14,739
15,000	Lelon Electronics Corp.	20,169
62,275	Leofoo Development Co. Ltd.	17,035
199,000	Lextar Electronics Corp.(b)	115,991
10,000	Li Cheng Enterprise Co. Ltd.	28,084
167,788	Li Peng Enterprise Co. Ltd.(b)	47,065
33,138	Lian Hwa Food Corp.	39,289
269,181	Lien Hwa Industrial Corp.	250,500
207,000	Lingsen Precision Industries Ltd.	100,773
53,882	Lite-On Semiconductor Corp.	53,355
122,000	Long Bon International Co. Ltd.	64,039
263,193	Long Chen Paper Co. Ltd.	331,219
29,000	Longwell Co.	36,447
17,451	Lotes Co. Ltd.	100,849
69,000	Lucky Cement Corp.	20,292
13,939	Lumax International Corp. Ltd.	24,605
16,000	LuxNet Corp.(b)	17,009
9,000	Macauto Industrial Co. Ltd.	58,866
10,000	Macroblock Inc.	25,169
183,509	Macronix International(b)	100,276
10,000	Mag Layers Scientific-Technics Co. Ltd.	22,387
30,213	Makalot Industrial Co. Ltd.	135,078
44,000	Marketech International Corp.	56,247
327,998	Masterlink Securities Corp.	87,877
7,000	Materials Analysis Technology, Inc.	24,805
2,152	Mayer Steel Pipe Corp.	948
31,440	Meiloon Industrial Co. Ltd.	27,124
167,047	Mercuries & Associates Holding Ltd.	125,581
281,119	Mercuries Life Insurance Co. Ltd.(b)	147,097
23,130	Merida Industry Co. Ltd.	110,688
21,091	Merry Electronics Co. Ltd.	174,271
64,000	Microbio Co. Ltd.(b)	49,597
119,404	Micro-Star International Co. Ltd.	310,022
48,000	MIN AIK Technology Co. Ltd.	48,325
34,036	Mirle Automation Corp.	45,088
283,384	Motech Industries Inc.(b)	228,055
16,000	MPI Corp.	48,749
4,000	Nak Sealing Technologies Corp.	10,969
72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
TAIWAN (continued)
34,000	Namchow Chemical Industrial Co. Ltd.	$72,739
70,590	Nan Kang Rubber Tire Co. Ltd.	64,639
8,000	Nan Liu Enterprise Co. Ltd.	38,681
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	13,015
65,000	Nan Ya Printed Circuit Board Corp.	50,910
16,000	Nang Kuang Pharmaceutical Co. Ltd.	20,904
68,005	Nantex Industry Co. Ltd.	50,111
21,000	National Petroleum Co. Ltd.	27,297
232,428	Neo Solar Power Corp.(b)	107,379
34,043	Nichidenbo Corp.	31,004
40,267	Nien Hsing Textile Co. Ltd.	30,071
24,000	Nien Made Enterprise Co. Ltd.	292,891
999,000	Novatek Microelectronics Corp.	3,804,706
17,000	Nuvoton Technology Corp.	32,091
23,000	Ocean Plastics Co. Ltd.(b)	20,109
171,000	OptoTech Corp.	92,308
239,000	Orient Semiconductor Electronics Ltd.(b)	69,574
35,500	Oriental Union Chemical Corp.	33,036
626,000	Pacific Hospital Supply Co. Ltd.(d)	1,596,331
19,440	Paiho Shih Holdings Corp.	35,924
225,453	Pan Jit International, Inc.	141,862
7,000	Parade Technologies Ltd.	101,770
4,242	Paragon Technologies Co. Ltd.	2,817
13,323	PChome Online, Inc.	93,542
2,000	Pharmally International Holding Co. Ltd.	28,150
103,616	Phihong Technology Co. Ltd.(b)	41,693
26,000	Phison Electronics Corp.	361,643
12,000	Pixart Imaging, Inc.	34,257
12,000	Planet Technology Corp.	22,056
29,000	Plastron Precision Co. Ltd.	21,513
11,000	Polytronics Technology Corp.	21,202
50,000	Portwell, Inc.	81,138
11,000	Posiflex Technology, Inc.	60,837
49,000	Power Quotient International Co. Ltd.	20,366
686,200	Powertech Technology, Inc.	2,224,801
9,243	Poya International Co. Ltd.	117,844
400,939	President Securities Corp.(b)	185,893
86,000	Primax Electronics Ltd.	187,975
384,370	Prince Housing & Development Corp.	138,750
4,000	Pro Hawk Corp.	18,678
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	24,626
16,000	Promise Technology, Inc.	6,862
446,520	Qisda Corp.	353,424
48,000	Qualipoly Chemical Corp.	47,292
6,000	Quang Viet Enterprise Co. Ltd.	33,979
Shares		Value
TAIWAN (continued)
118,000	Quintain Steel Co. Ltd.	$34,663
234,008	Radiant Opto-Electronics Corp.	556,433
201,677	Radium Life Tech Co. Ltd.(b)	88,497
79,825	Realtek Semiconductor Corp.	298,727
71,771	Rechi Precision Co. Ltd.	75,228
182,616	Rich Development Co. Ltd.	58,664
537,597	Ritek Corp.(b)	90,800
107,000	Ruentex Development Co. Ltd.(b)	115,875
48,781	Ruentex Industries Ltd.	72,375
16,000	Run Long Construction Co. Ltd.	25,275
5,000	Sagittarius Life Science Corp.	17,056
75,335	Sampo Corp.	37,673
37,113	San Fang Chemical Industry Co. Ltd.	43,940
17,600	San Shing Fastech Corp.	29,610
74,080	Sanyang Motor Co. Ltd.	51,398
10,000	SCI Pharmtech, Inc.	21,758
7,000	Scientech Corp.	14,489
31,000	SDI Corp.	65,397
10,000	Senao International Co. Ltd.	19,208
5,000	Senao Networks, Inc.	22,437
53,000	Sercomm Corp.	134,275
49,674	Sesoda Corp.	46,721
16,000	Sharehope Medicine Co. Ltd.	20,135
19,000	ShenMao Technology, Inc.	18,153
54,000	Shieh Yih Machinery Industry Co. Ltd.	23,606
87,000	Shih Wei Navigation Co. Ltd.(b)	25,499
2,254,606	Shin Kong Financial Holding Co. Ltd.	602,562
38,000	Shin Zu Shing Co. Ltd.	116,031
134,041	Shining Building Business Co. Ltd.(b)	45,501
116,000	Shinkong Insurance Co. Ltd.	97,962
276,314	Shinkong Synthetic Fibers Corp.	83,913
33,000	Shinkong Textile Co. Ltd.	44,808
12,000	Shiny Chemical Industrial Co. Ltd.	25,792
7,000	Shunsin Technology Holding Ltd.	22,950
195,000	Sigurd Microelectronics Corp.	181,467
147,000	Simplo Technology Co. Ltd.	467,354
46,364	Sinbon Electronics Co. Ltd.	113,624
182,170	Sincere Navigation Corp.	120,962
33,000	Sinher Technology, Inc.	58,141
6,487	Sinmag Equipment Corp.	38,455
10,000	Sino-American Electronic Co. Ltd.	16,294
117,000	Sino-American Silicon Products, Inc.	235,197
236,000	Sinon Corp.	116,454
15,146	Sinphar Pharmaceutical Co. Ltd.	11,060
24,218	Sinyi Realty, Inc.	26,066
39,000	Sirtec International Co. Ltd.	57,734

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
TAIWAN (continued)
28,000	Sitronix Technology Corp.	$89,484
36,000	Siward Crystal Technology Co. Ltd.	24,620
48,000	Solar Applied Materials Technology Co.(b)	20,904
186,013	Solartech Energy Corp.(b)	86,244
16,000	Solteam Electronics Co. Ltd.	21,407
15,000	Sonix Technology Co. Ltd.	16,343
117,000	Southeast Cement Co. Ltd.	59,090
11,249	Sporton International, Inc.	56,067
8,000	St Shine Optical Co. Ltd.	164,793
26,560	Standard Chemical & Pharmaceutical Co. Ltd.	29,555
63,233	Standard Foods Corp.	168,367
33,000	Stark Technology, Inc.	32,076
27,000	Sunko Ink Co. Ltd.	11,937
11,000	Sunny Friend Environmental Technology Co. Ltd.	55,919
42,000	Sunonwealth Electric Machine Industry Co. Ltd.	59,323
104,171	Sunrex Technology Corp.	70,205
60,000	Sunspring Metal Corp.	81,767
174,245	Supreme Electronics Co. Ltd.	171,674
36,000	Swancor Holding Co. Ltd.	102,293
90,874	Sweeten Real Estate Development Co. Ltd.	41,381
30,000	Syncmold Enterprise Corp.	64,877
211,550	Synnex Technology International Corp.	235,402
14,000	Sysage Technology Co. Ltd.	14,489
43,000	Sysgration(b)	13,130
29,000	Systex Corp.	55,223
132,472	TA Chen Stainless Pipe Co. Ltd.	76,117
206,340	Ta Ya Electric Wire & Cable(b)	45,648
6,000	Ta Yih Industrial Co. Ltd.	16,453
53,000	Tah Hsin Industrial Corp.	44,495
46,262	TA-I Technology Co. Ltd.	37,919
27,000	Tai Tung Communication Co. Ltd.(b)	21,997
762,911	Taichung Commercial Bank Co. Ltd.	262,763
10,000	TaiDoc Technology Corp.	34,442
47,580	Taiflex Scientific Co. Ltd.	69,962
16,000	Taimide Tech, Inc.	22,546
10,000	Tainan Enterprises Co. Ltd.	8,197
839,045	Tainan Spinning Co. Ltd.	366,790
135,000	Tainergy Tech Co. Ltd.(b)	54,992
35,716	Taisun Enterprise Co. Ltd.(b)	24,780
56,924	Taita Chemical Co. Ltd.(b)	19,794
29,000	Taiwan Acceptance Corp.	107,085
2,315,443	Taiwan Business Bank	657,162
12,000	Taiwan Chinsan Electronic Industrial Co. Ltd.	20,705
61,088	Taiwan Cogeneration Corp.	47,947
6,000	Taiwan FamilyMart Co. Ltd.	40,834
147,000	Taiwan Fertilizer Co. Ltd.	199,599
Shares		Value
TAIWAN (continued)
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	$34,270
74,000	Taiwan FU Hsing Industrial Co. Ltd.	90,431
295,919	Taiwan Glass Industrial Corp.(b)	151,412
132,081	Taiwan Hon Chuan Enterprise Co. Ltd.	238,831
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	16,940
214,701	Taiwan Land Development Corp.	74,659
12,471	Taiwan Line Tek Electronic	10,490
49,544	Taiwan Navigation Co. Ltd.	22,643
40,032	Taiwan Paiho Ltd.	167,046
154,000	Taiwan PCB Techvest Co. Ltd.	150,708
108,120	Taiwan Pulp & Paper Corp.(b)	66,421
39,000	Taiwan Sakura Corp.	46,949
43,408	Taiwan Secom Co. Ltd.	128,518
66,000	Taiwan Semiconductor Co. Ltd.	89,507
50,010	Taiwan Shin Kong Security Co. Ltd.	62,853
88,500	Taiwan Styrene Monomer	61,109
160,875	Taiwan Surface Mounting Technology Corp.	131,863
199,469	Taiwan TEA Corp.	107,016
51,000	Taiwan Union Technology Corp.	109,785
25,322	Taiyen Biotech Co. Ltd.	25,158
662,000	Tatung Co. Ltd.(b)	278,432
6,904	TCI Co. Ltd.	42,300
820,000	Teco Electric and Machinery Co. Ltd.	772,599
4,400	Tehmag Foods Corp.	32,859
31,000	Test Research, Inc.	36,959
81,000	Test Rite International Co. Ltd.	59,820
21,000	Thinking Electronic Industrial Co. Ltd.	65,444
25,525	Thye Ming Industrial Co, Ltd.	33,264
41,000	T-Mac Techvest PCB Co. Ltd.	15,819
208,100	Ton Yi Industrial Corp.	99,930
24,000	Tong Hsing Electronic Industries Ltd.	99,353
84,834	Tong Yang Industry Co. Ltd.	157,612
73,946	Tong-Tai Machine & Tool Co. Ltd.	51,427
9,000	TOPBI International Holdings Ltd.	28,733
38,662	Topco Scientific Co. Ltd.	118,436
104,049	Topoint Technology Co. Ltd.	80,633
17,000	Toung Loong Textile Manufacturing Co.	49,600
131,000	TPK Holding Co. Ltd.(b)	440,347
28,137	Transcend Information, Inc.	83,399
228,000	Tripod Technology Corp.	744,508
24,300	Truelight Corp.	29,615
22,000	Tsang Yow Industrial Co. Ltd.	31,183

74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
TAIWAN (continued)
21,988	Tsann Kuen Enterprise Co. Ltd.	$18,460
6,000	TSC Auto ID Technology Co. Ltd.	41,728
160,000	Tsec Corp(b)	54,578
61,942	TSRC Corp.	69,644
15,000	Ttet Union Corp.	45,702
3,000	TTFB Co. Ltd.	25,037
23,000	TTY Biopharm Co. Ltd.	75,028
234,315	Tung Ho Steel Enterprise Corp.	193,610
166,000	Tung Thih Electronic Co. Ltd.	1,181,964
8,000	TURVO International Co. Ltd.	26,891
82,815	TXC Corp.	119,716
56,000	TYC Brother Industrial Co. Ltd.	57,214
88,303	Tycoons Group Enterprise(b)	16,757
94,458	Tyntek Corp.	40,823
38,000	UDE Corp.	46,941
66,000	U-Ming Marine Transport Corp.	68,633
741,000	Unimicron Technology Corp.	482,213
432,686	Union Bank of Taiwan	128,249
32,762	Union Insurance Co. Ltd.(b)	15,570
212,037	Unitech Printed Circuit Board Corp.(b)	75,488
11,000	United Orthopedic Corp.	25,391
25,000	United Radiant Technology	17,387
186,000	Unity Opto Technology Co. Ltd.	69,914
60,000	Univacco Technology, Inc.	35,568
262,781	Universal Cement Corp.	196,680
9,000	Universal Microwave Technology, Inc.	26,080
180,000	Unizyx Holding Corp.(b)	85,543
213,922	UPC Technology Corp.	100,601
377,744	USI Corp.	187,024
12,000	Usun Technology Co. Ltd.	24,401
138,000	Vanguard International Semiconductor Corp.	258,674
39,800	Ve Wong Corp.	32,359
33,000	Visual Photonics Epitaxy Co. Ltd.	75,627
10,250	Vivotek, Inc.	30,008
204,452	Voltronic Power Technology Corp.	3,507,348
136,287	Wafer Works Corp.(b)	92,752
69,000	Wah Lee Industrial Corp.	115,398
1,563,000	Walsin Lihwa Corp.	688,444
205,000	Walton Advanced Engineering, Inc.	89,277
148,300	Wan Hai Lines Ltd.	84,966
32,000	Wei Chuan Foods Corp.(b)	19,712
33,290	Weikeng Industrial Co. Ltd.	18,191
20,000	Well Shin Technology Co. Ltd.	32,985
52,460	Win Semiconductors Corp.	307,510
1,375,977	Winbond Electronics Corp.	831,633
51,000	Winstek Semiconductor Co. Ltd.	39,945
44,673	Wintek Corp.(b)(c)(d)	508
136,664	Wisdom Marine Lines Co. Ltd.	129,895
Shares		Value
TAIWAN (continued)
689,276	Wistron Corp.	$696,227
60,835	Wistron NeWeb Corp.	194,822
11,000	Wowprime Corp.	61,565
395,865	WPG Holdings Co. Ltd.	554,556
106,126	WT Microelectronics Co. Ltd.	157,280
89,000	WUS Printed Circuit Co. Ltd.(b)	52,170
12,000	XAC Automation Corp.	23,249
29,204	Xxentria Technology Materials Corp.	60,835
124,708	Yageo Corp.	474,952
243,270	Yang Ming Marine Transport Corp.(b)	108,360
77,868	YC Co. Ltd.	32,364
103,084	YC INOX Co. Ltd.	85,006
17,000	Yeong Guan Energy Technology Group Co. Ltd.	46,053
12,000	YFC-Boneagle Electric Co. Ltd.	25,514
408,624	YFY, Inc.(b)	138,709
28,213	Yi Jinn Industrial Co. Ltd.	10,278
569,321	Yieh Phui Enterprise Co. Ltd.(b)	246,994
13,000	Yonyu Plastics Co. Ltd.	13,519
56,110	Youngtek Electronics Corp.	85,943
367,000	Yulon Motor Co. Ltd.	320,869
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	38,158
28,350	YungShin Global Holding Corp.	38,494
64,000	Yungtay Engineering Co. Ltd.	105,976
13,000	Zeng Hsing Industrial Co. Ltd.	55,108
27,000	Zenitron Corp.	16,140
34,000	Zero One Technology Co. Ltd.	22,238
205,000	Zhen Ding Technology Holding Ltd.	476,594
255,826	Zig Sheng Industrial Co. Ltd.	77,098
83,169	Zinwell Corp.	86,211
23,000	Zippy Technology Corp.	27,459
102,000	Zongtai Real Estate Development Co. Ltd.	59,959
		83,380,300
THAILAND — 0.3%
40,400	Advanced Information Technology Public Co. Ltd. - FOR	33,994
474,600	AJ Advance Technology Public Co. Ltd. - FOR(b)(c)(d)	16,830
132,600	Amata Corp. Public Co. Ltd. - FOR	62,561
783,300	Ananda Development Public Co. Ltd. - FOR	117,225
777,768	AP Thailand Public Co. Ltd. - FOR	179,971
237,900	Asia Plus Group Holdings Securities Public Co. Ltd. - FOR	26,166

75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
THAILAND (continued)
308,700	Bangchak Corp. Public Co. Ltd. - FOR	$322,369
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	29,002
3,431,850	Bangkok Chain Hospital Public Co. Ltd. - FOR	1,443,839
251,006	Bangkok Expressway & Metro Public Co. Ltd. - FOR	56,573
26,500	Bangkok Insurance Public Co. Ltd. - FOR	276,336
1,801,500	Bangkok Land Public Co. Ltd. - FOR	97,989
115,800	Bangkok Ranch Public Co. Ltd. - FOR	25,230
428,400	Banpu Public Co. Ltd. - FOR	209,845
123,600	Beauty Community Public Co. Ltd. - FOR	44,201
157,200	BEC World Public Co. Ltd. - FOR	87,395
144,100	Big Camera Corp. Public Co. Ltd. - FOR	16,282
87,500	BJC Heavy Industries Public Co. Ltd. - FOR	9,729
477,500	BTS Group Holdings Public Co. Ltd. - FOR	123,405
71,520	Buriram Sugar Public Co. Ltd. - FOR - Class F	24,502
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	64,836
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	114,989
76,822	CH Karnchang Public Co. Ltd. - FOR	65,795
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	9,313
601,400	Chularat Hospital Public Co. Ltd. - FOR	46,628
238,800	CK Power Public Co. Ltd. - FOR	23,825
70,900	Com7 Public Co. Ltd. - FOR	24,502
411,800	Country Group Development Public Co. Ltd. - FOR(b)	13,241
47,700	Delta Electronics Thailand Public Co. Ltd. - FOR	127,218
52,100	Dhipaya Insurance Public Co. Ltd. - FOR	65,758
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	45,710
115,100	Eastern Polymer Group Public Co. Ltd. - FOR	37,356
6,560,900	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,523,688
13,700	Electricity Generating Public Co. Ltd. - FOR	89,751
174,000	Energy Absolute Public Co. Ltd.	193,470
404,800	Energy Earth Public Co. Ltd. - FOR(c)(d)	17,761
Shares		Value
THAILAND (continued)
617,700	Erawan Group Public Co. Ltd. (The) - FOR	$99,310
497,300	Esso Thailand Public Co. Ltd. - FOR(b)	147,203
459	Fabrinet(b)	20,660
23,800	Forth Smart Service Public Co. Ltd. - FOR	14,090
236,600	GFPT Public Co. Ltd. - FOR	137,225
36,100	Global Power Synergy Public Co. Ltd. - FOR	41,767
398,000	Grand Canal Land Public Co. Ltd. - FOR	26,552
67,000	Hana Microelectronics Public Co. Ltd. - FOR	81,041
449,640	Home Product Center Public Co. Ltd. - FOR	133,771
49,600	ICC International Public Co. Ltd. - FOR	54,405
112,200	Ichitan Group Public Co. Ltd. - FOR	25,962
40,900	Interlink Communication Public Co. Ltd. - FOR	16,962
3,282,800	IRPC Public Co. Ltd. - FOR	542,587
946,491	Italian-Thai Development Public Co. Ltd. - FOR	112,066
331,800	Jasmine International Public Co. Ltd. - FOR	74,783
56,466	Jay Mart Public Co., Ltd. - FOR	25,114
32,000	KCE Electronics Public Co. Ltd. - FOR	83,182
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	21,397
450,966	Khon Kaen Sugar Industry Public Co. Ltd.	59,900
72,200	Kiatnakin Bank Public Co. Ltd. - FOR	144,827
21,700	Krungthai Card Public Co. Ltd. - FOR	65,048
59,000	Land and Houses Public Co. Ltd. - FOR	17,730
90,560	Land and Houses Public Co. Ltd. - NVDR	27,214
21,900	Lanna Resources Public Co. Ltd. - FOR	7,832
771,200	LH Financial Group Public Co. Ltd. - FOR	41,021
90,330	Loxley Public Co. Ltd. - FOR	8,958
164,500	LPN Development Public Co. Ltd. - FOR	57,344
2,582,200	Major Cineplex Group Public Co. Ltd. - FOR	2,386,148
16,400	Malee Group Public Co. Ltd. - FOR	16,387
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	20,322
369,000	MBK Public Co. Ltd. - FOR	166,334

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
THAILAND (continued)
47,800	MC Group Public Co. Ltd. - FOR	$24,851
89,400	MCS Steel Public Co. Ltd. - FOR	39,493
28,500	Mega Lifesciences Public Co. Ltd. - FOR	23,981
16,000	MK Restaurants Group Public Co. Ltd. - FOR	29,330
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	12,576
72,700	Muangthai Leasing Public Co. Ltd. - FOR	78,104
117,200	Namyong Terminal Public Co. Ltd. - FOR	19,195
102,600	PCS Machine Group Holding Public Co. Ltd. - FOR	22,354
105,900	Polyplex Public Co. Ltd. - FOR	40,099
181,050	Precious Shipping Public Co. Ltd. - FOR(b)	50,599
202,200	Pruksa Real Estate Public Co. Ltd. - FOR	139,149
89,000	PTG Energy Public Co. Ltd. - FOR	49,212
1,819,031	Quality Houses Public Co. Ltd. - FOR	133,380
26,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	43,328
335,800	Ratchthani Leasing Public Co. Ltd. - FOR	56,511
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)	8,557
49,900	Robinson Public Co. Ltd. - FOR	87,349
496,100	Rojana Industrial Park Public Co. Ltd. - FOR(b)	81,251
27,500	Saha-Union Public Co. Ltd. - FOR	34,089
181,100	Samart Corp. Public Co. Ltd. - FOR	77,825
100,000	Samart Telcoms Public Co. Ltd. - FOR	39,668
3,531,500	Sansiri Public Co. Ltd. - FOR	220,742
26,700	Sappe Public Co. Ltd. - FOR	19,578
1,143,676	SC Asset Corp. Public Co. Ltd. - FOR	111,355
17,620	Siam City Cement Public Co. Ltd. - FOR	164,675
267,441	Siam Future Development Public Co. Ltd. - FOR	47,418
145,652	Siam Global House Public Co. Ltd - FOR	59,965
223,600	Siamgas & Petrochemicals Public Co. Ltd. - FOR	102,136
202,600	Singha Estate Public Co. Ltd. - FOR(b)	24,475
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	30,334
Shares		Value
THAILAND (continued)
140,917	Somboon Advance Technology Public Co. Ltd. - FOR	$68,603
153,600	SPCG Public Co. Ltd.	93,241
158,300	Sri Trang Agro-Industry Public Co. Ltd. - FOR	58,512
364,000	Srithai Superware Public Co. Ltd. - FOR	21,002
855,900	Star Petroleum Refining Public Co. Ltd. - FOR	396,101
306,850	STP & I Public Co. Ltd. - FOR	60,860
247,900	Supalai Public Co. Ltd. - FOR	177,303
325,900	SVI Public Co. Ltd.	54,355
368,600	Syntec Construction Public Co. Ltd. - FOR	55,163
31,100	Taokaenoi Food & Marketing Public Co. Ltd. - FOR	18,785
2,082,100	Tata Steel Thailand Public Co. Ltd. - FOR(b)	54,436
4,380	Thai Agro Energy Public Co. Ltd. - FOR	382
486,800	Thai Airways International Public Co. Ltd. - FOR(b)	272,098
15,000	Thai Central Chemical Public Co. Ltd. - FOR	33,019
82,500	Thai Metal Trade Public Co. Ltd. - FOR	34,709
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	74,383
383,800	Thai Union Group Public Co. Ltd. - FOR	234,133
94,900	Thai Vegetable Oil Public Co. Ltd. - FOR	86,269
72,200	Thai Wah Public Co. Ltd. - FOR	20,938
167,600	Thaicom Public Co. Ltd. - FOR	78,571
245,600	Thanacart Capital Public Co. Ltd. - FOR	352,423
17,300	Thitikorn Public Co. Ltd. - FOR	6,031
225,284	Thoresen Thai Agencies Public Co. Ltd. - FOR	57,546
4,987,882	Ticon Industrial Connection Public Co. Ltd. - FOR(d)	2,098,488
72,300	Tipco Asphalt Public Co. Ltd. - FOR	49,103
80,900	Tisco Financial Group Public Co. Ltd. - FOR	179,297
2,876,400	TMB Bank Public Co. Ltd. - FOR	203,997
14,700	Total Access Communication Public Co. Ltd. - FOR	23,965
2,231,700	TPI Polene Public Co. Ltd. - FOR	151,568
72,000	TTCL Public Co. Ltd.	38,730
105,400	TTW Public Co. Ltd. - FOR	34,525
118,800	Unique Engineering & Construction Public Co. Ltd. - FOR	64,262
449,400	Univentures Public Co. Ltd. - FOR	105,339

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
THAILAND (continued)
124,800	Vanachai Group Public Co. Ltd. - FOR	$44,630
382,600	VGI Global Media Public Co. Ltd. - FOR	59,788
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	21,761
223,000	Vinythai Public Co. Ltd. - FOR	140,060
596,100	WHA Corp Public Co. Ltd. - FOR	54,457
24,700	Workpoint Entertainment Public Co. Ltd. - FOR	46,577
		18,841,416
TURKEY — 0.1%
9,076	Adana Cimento Sanayii T.A.S. - Class A	17,407
17,831	AKIS Gayrimenkul Yatirimi AS REIT	16,162
26,465	Aksa Enerji Uretim AS(b)	31,132
29,600	Aksigorta AS(b)	26,746
29,721	Alarko Holding AS	48,390
92,924	Albaraka Turk Katilim Bankasi AS	38,021
1,359	Alkim Alkali Kimya AS	10,133
55,069	Anadolu Cam Sanayii AS	37,554
45,730	Anadolu Efes Biracilik Ve Malt Sanayii AS	268,194
9,733	Anadolu Hayat Emeklilik AS	18,391
7,874	Bagfas Bandirma Gubre Fabrik AS(b)	28,638
15,672	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(b)	20,484
11,706	Bolu Cimento Sanayii AS	19,259
15,627	Borusan Mannesmann Boru Sanayi ve Ticaret AS	39,741
12,202	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(b)	25,310
10,435	Bursa Cimento Fabrikasi AS	17,434
3,151	Cimsa Cimento Sanayi VE Ticaret AS	13,484
10,780	Coca-Cola Icecek AS	130,180
142,934	Dogan Sirketler Grubu Holding AS(b)	33,709
8,830	Dogus Otomotiv Servis ve Ticaret AS(b)	24,086
302	EGE Endustri VE Ticaret AS	22,877
162,173	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(b)	146,536
15,003	Ford Otomotiv Sanayi AS	191,835
22,092	Global Yatirim Holding AS	19,020
1,030	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(b)	23,472
14,783	Goodyear Lastikleri TAS	19,448
184,835	GSD Holding AS(b)	38,865
16,968	Gubre Fabrikalari TAS(b)	25,891
294,548	Ihlas Holding AS(b)	51,053
31,992	Is Gayrimenkul Yatirim Ortakligi AS REIT	13,454
Shares		Value
TURKEY (continued)
25,617	Izmir Demir Celik Sanayi AS(b)	$28,242
87,531	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	55,463
278,496	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	159,848
30,773	Karsan Otomotiv Sanayii Ve Ticaret AS(b)	11,367
290	Konya Cimento Sanayii AS	23,221
71,482	Metro Ticari ve Mali Yatirimlar Holding AS(b)	26,607
4,973	Migros Ticaret AS(b)	42,052
21,723	NET Holding AS(b)	19,073
14,657	Netas Telekomunikasyon AS(b)	58,514
84,924	Petkim Petrokimya Holding AS	155,160
2,065	Pinar SUT Mamulleri Sanayii AS	8,807
31,891	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	26,823
68,018	Sekerbank TAS(b)	26,864
35,717	Selcuk Ecza Deposu Ticaret ve Sanayi AS	39,479
53,498	Soda Sanayii AS	86,646
18,147	Tat Gida Sanayi AS	37,435
44,575	TAV Havalimanlari Holding AS	270,033
89,608	Trakya Cam Sanayii AS	94,717
456,707	Turk Hava Yollari AO(b)	1,145,871
25,805	Turkiye Halk Bankasi AS	110,645
231,297	Turkiye Sise ve Cam Fabrikalari AS	295,747
474,882	Turkiye Vakiflar Bankasi TAO - Class D	949,939
11,630	Ulker Biskuvi Sanayi AS	70,189
39,024	Vestel Elektonik Sanayi ve Ticaret AS(b)	79,836
67,419	Zorlu Enerji Elektrik Uretim AS(b)	28,160
		5,267,644
UKRAINE — 0.0%
8,605	Kernel Holding SA	152,177
UNITED ARAB EMIRATES — 0.0%
64,871	Lamprell Plc(b)	84,735
UNITED KINGDOM — 4.9%
1,160	4imprint Group Plc	24,274
16,302	A.G. Barr Plc	129,053
22,291	AA Plc	71,850
383,638	Abcam Plc	5,198,388
277,420	Aberdeen Asset Management Plc	1,205,696
27,684	Acacia Mining Plc	63,629
14,305	Acal Plc	59,312
25,242	Admiral Group Plc	688,733
129,757	Afren Plc(b)(c)(d)	0
13,615	Aggreko Plc	152,421
23,872	Aldermore Group Plc(b)	68,411

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
20,826	Amec Foster Wheeler Plc	$121,947
2,464	Anglo-Eastern Plantations Plc	27,487
47,156	Ashmore Group Plc	223,984
27,283	Assura Plc REIT	23,074
37,432	Auto Trader Group Plc	189,007
5,635	Avon Rubber Plc	74,348
112,769	Babcock International Group Plc	1,256,510
138,254	Balfour Beatty Plc	481,569
294,627	Barratt Developments Plc	2,392,639
284,785	BBA Aviation Plc	1,126,109
212,875	Beazley Plc	1,439,445
52,442	Bellway Plc	2,207,225
3,312	Belmond Ltd. - Class A(b)	43,222
47,274	Berendsen Plc	795,260
37,557	Berkeley Group Holdings Plc	1,732,363
10,409	Big Yellow Group Plc REIT	106,436
6,537	Bloomsbury Publishing Plc	15,525
118,275	Bodycote Plc	1,420,074
33,993	Booker Group Plc	86,337
6,232	Boot (Henry) Plc	24,914
39,276	Bovis Homes Group Plc	523,908
5,675	Braemar Shipping Services Plc	22,088
42,050	Brewin Dolphin Holdings Plc	199,176
23,921	Britvic Plc	225,348
21,123	BTG Plc(b)	183,661
55,211	Burberry Group Plc	1,246,385
6,355	Cambian Group Plc(b)	16,392
24,814	Capital & Counties Properties Plc	94,159
62,129	Capital & Regional Plc REIT	46,520
25,009	Card Factory Plc	101,201
1,647	Cardtronics Plc - Class A(b)	51,551
89,895	Carillion Plc	67,369
3,352	Carpetright Plc(b)	8,624
78,210	Chemring Group Plc	184,711
53,784	Chesnara Plc	271,432
1,485,517	Cineworld Group Plc	13,514,144
19,803	Circassia Pharmaceuticals Plc(b)	23,123
2,013	Clarkson Plc	70,967
55,392	Close Brothers Group Plc	1,125,497
130,692	Cobham Plc	228,821
42,126	Communisis Plc	26,540
27,792	Computacenter Plc	324,519
8,765	Concentric AB	137,330
28,341	Connect Group Plc	41,600
5,916	Consort Medical Plc	83,129
10,718	Costain Group Plc	66,464
19,637	Countrywide Plc	40,030
11,020	Cranswick Plc	421,945
44,512	Crest Nicholson Holdings Plc	315,963
400,493	Croda International Plc	19,556,478
23,730	Daily Mail & General Trust Plc - Class A	199,284
42,282	Dairy Crest Group Plc	331,095
Shares		Value
UNITED KINGDOM (continued)
9,017	De La Rue Plc	$79,353
319,096	Debenhams Plc	181,037
8,007	Dechra Pharmaceuticals Plc	187,519
5,370	Derwent London Plc REIT	201,786
51,874	Devro Plc	147,836
20,474	Dialog Semiconductor Plc(b)	894,468
4,728	Dignity Plc	158,885
786,736	Diploma Plc(d)	11,210,614
351,814	Direct Line Insurance Group Plc	1,738,832
144,896	Dixons Carphone Plc	514,263
126,447	Domino’s Pizza Group Plc	444,446
48,473	Drax Group Plc	203,634
188,197	DS Smith Plc	1,198,827
6,273	Dunelm Group Plc	49,825
21,230	easyJet Plc	346,214
185,748	EI Group Plc(b)	349,233
180,493	Electrocomponents Plc	1,476,484
1,169,349	Elementis Plc	4,572,977
161,056	EnQuest Plc(b)	71,187
9,265	Ensco Plc - Class A	49,012
980,355	Equiniti Group Plc	3,401,855
12,758	Essentra Plc	90,140
78,739	Esure Group Plc	307,925
8,918	Euromoney Institutional Investor Plc	130,607
57,195	Fenner Plc	260,159
2,100	Ferroglobe Plc	26,838
386,559	Fiat Chrysler Automobiles NV(b)	4,667,592
7,847	Fidessa Group Plc	234,400
350,779	Firstgroup Plc(b)	534,555
41,320	Flybe Group Plc(b)	20,444
35,534	Foxtons Group Plc	42,195
3,059	Fuller Smith & Turner Plc - Class A	41,087
112,080	G4S Plc	486,224
23,516	Galliford Try Plc	420,726
5,545	Games Workshop Group Plc	117,204
26,591	Gem Diamonds Ltd.(b)	28,944
16,644	Genus Plc	379,690
580,156	GKN Plc	2,460,948
5,199	Go-Ahead Group Plc	123,129
26,527	Gocompare.Com Group Plc(b)	39,637
3,504	Great Portland Estates Plc REIT	27,832
630,095	Greene King Plc	5,694,731
30,359	Greggs Plc	440,612
7,166	Gulf Keystone Petroleum Ltd.(b)	8,899
73,842	Halfords Group Plc	324,627
652,517	Halma Plc	9,461,634
8,931	Hammerson Plc REIT	67,697
67,725	Hansteen Holdings Plc REIT	113,483
48,772	Hargreaves Lansdown Plc	888,027
73,639	Hays Plc	162,062
11,940	Headlam Group Plc	92,631

79

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
26,404	Helical Plc	$120,189
28,944	Hill & Smith Holdings Plc	511,729
632	Hilton Food Group Plc	5,633
5,026	Hogg Robinson Group Plc	4,874
106,742	HomeServe Plc	1,021,057
137,108	Howden Joinery Group Plc	768,646
38,644	Hunting Plc(b)	238,466
23,829	Imagination Technologies Group Plc(b)	45,431
22,425	IMI Plc	355,938
140,251	Inchcape Plc	1,485,929
25,333	Indivior Plc	128,350
141,286	Informa Plc	1,296,501
60,633	Inmarsat Plc	620,394
54,138	Interserve Plc	161,253
41,164	Intertek Group Plc	2,335,951
21,818	Intu Properties Plc REIT	73,492
53,330	ITE Group Plc	126,830
25,597	J D Wetherspoon Plc	345,495
465,006	J Sainsbury Plc	1,501,919
6,901	Jackpotjoy Plc(b)	61,278
12,426	James Fisher & Sons Plc	257,399
22,831	Janus Henderson Group Plc	764,610
27,095	Jardine Lloyd Thompson Group Plc	424,342
103,000	JD Sports Fashion Plc	486,380
17,247	John Menzies Plc	159,745
205,284	John Wood Group Plc	1,653,550
45,041	Johnson Matthey Plc	1,669,902
36,192	Jupiter Fund Management Plc	254,994
8,237	Just Eat Plc(b)	67,435
24,083	Just Group Plc	46,741
55,928	KAZ Minerals Plc(b)	529,822
134,990	Kcom Group Plc	163,412
31,360	Keller Group Plc	364,112
14,590	Kier Group Plc	248,133
84,172	Ladbrokes Coral Group Plc	140,487
4,334,542	Laird Plc(d)	8,549,900
32,223	Lancashire Holdings Ltd.	309,084
10,949	LivaNova Plc(b)	667,232
20,610	Londonmetric Property Plc REIT	45,766
128,203	Lookers Plc	186,066
16,396	Low & Bonar Plc	18,604
11,902	LSL Property Services Plc	39,965
342,890	Man Strategic Holdings Plc(b)	723,855
277,315	Marks & Spencer Group Plc	1,178,896
29,565	Marshalls Plc	149,518
252,093	Marston’s Plc	385,829
10,103	McBride Plc	25,194
13,685	McColl’s Retail Group Plc	42,161
18,776	Mears Group Plc	122,379
270,937	Meggitt Plc	1,798,096
826,796	Melrose Industries Plc	2,535,194
64,579	Merlin Entertainments Plc	399,870
2,769	Michael Kors Holdings Ltd.(b)	100,902
Shares		Value
UNITED KINGDOM (continued)
19,192	Micro Focus International Plc	$565,439
46,577	Millennium & Copthorne Hotels Plc	281,397
35,030	Mitchells & Butlers Plc	111,757
120,239	Mitie Group Plc	422,309
112,692	Moneysupermarket.com Group Plc	493,786
73,299	Morgan Advanced Materials Plc	289,552
14,135	Morgan Sindall Group Plc	255,501
11,299	Mothercare Plc(b)	15,169
38,272	N Brown Group Plc	157,750
204,239	National Express Group Plc	981,151
3,594	NCC Group Plc	9,199
70,609	NEX Group Plc	621,853
17,895	Noble Corp. Plc	71,580
63,435	Northgate Plc	361,316
24,564	Novae Group Plc	228,651
2,574	OM Asset Management Plc	38,790
29,443	Onesavings Bank Plc	153,524
6,094	Oxford Instruments Plc	84,344
22,060	Pagegroup Plc	142,532
4,258	PayPoint Plc	50,337
82,899	Pearson Plc	719,154
476,306	Pendragon Plc	188,532
20,546	Pennon Group Plc	218,223
68,756	Persimmon Plc	2,271,546
14,329	Petrofac Ltd.	84,508
186,074	Petropavlovsk Plc(b)	17,947
32,715	Pets at Home Group Plc	70,142
36,290	Photo-Me International Plc	78,286
13,974	Polypipe Group Plc	73,970
1,385	Porvair Plc	9,310
319,105	Premier Foods Plc(b)	165,253
180,426	Premier Oil Plc(b)	144,023
2,152	Provident Financial Plc	58,547
61,900	PZ Cussons Plc	296,220
179,176	QinetiQ Group Plc	570,209
28,721	Rank Group Plc	88,673
97,202	Redrow Plc	759,230
137,252	Renewi Plc	166,603
8,153	Renishaw Plc	448,570
51,233	Renold Plc(b)	36,164
195,018	Rentokil Initial Plc	747,734
29,192	Restaurant Group Plc (The)	128,797
7,870	Ricardo Plc	80,214
13,079	Rightmove Plc	726,151
17,462	Robert Walters Plc	109,379
186,900	Rotork Plc	570,870
173,243	Royal Mail Plc	921,393
85,435	RPC Group Plc	1,009,998
98,326	RPS Group Plc	354,491
127,808	RSA Insurance Group Plc	1,100,310
13,220	Safestore Holdings Plc REIT	73,677
51,636	Saga Plc	142,184
22,285	Savills Plc	268,742
21,495	SDL Plc	182,216

80

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
33,651	Seadrill Ltd.(b)(e)	$12,407
2,838	Seadrill Ltd.(b)(e)	1,072
67,804	Segro Plc REIT	471,458
159,868	Senior Plc	523,950
73,665	Severfield Plc	72,166
19,927	Severn Trent Plc	588,934
19,812	Shaftesbury Plc REIT	256,956
172,927	SIG Plc	377,605
133,882	Smiths Group Plc	2,711,485
46,937	Soco International Plc	75,089
197,117	Spectris Plc	6,397,876
183,962	Speedy Hire Plc	132,282
236,194	Spirax-Sarco Engineering Plc	17,326,877
129,217	Spirent Communications Plc	201,603
15,991	Sportech Plc(b)	20,888
63,174	Sports Direct International Plc(b)	315,987
18,929	SSP Group Plc	127,247
12,066	St. Ives Plc	8,756
82,064	St. James’s Place Plc	1,317,710
54,495	St. Modwen Properties Plc	257,764
995	Stallergenes Greer Plc(b)	42,286
846,861	STERIS Plc(d)	69,315,573
26,739	Sthree Plc	112,100
7,112	Stobart Group Ltd.	25,871
16,820	Stolt-Nielsen Ltd.	256,701
8,341	SuperGroup Plc	164,857
54,149	Synthomer Plc	350,791
90,072	Talktalk Telecom Group Plc	213,914
93,409	Tate & Lyle Plc	828,199
882,066	Taylor Wimpey Plc	2,215,872
5,162	Ted Baker Plc	171,563
9,195	Telecom Plus Plc	139,153
117,616	Thomas Cook Group Plc	170,546
3,226	Topps Tiles Plc	3,533
103,584	TP ICAP Plc	665,440
153,909	Travelport Worldwide Ltd.	2,200,899
63,929	Travis Perkins Plc	1,280,402
16,317	Trifast Plc	47,740
118,829	Trinity Mirror Plc	163,838
47,851	TT electronics Plc	134,003
262,370	Tullow Oil Plc(b)	581,914
26,201	U & I Group Plc	65,077
61,174	UBM Plc	585,169
387,065	Ultra Electronics Holdings Plc	10,709,248
16,892	UNITE Group Plc REIT (The)	149,548
81,812	Vectura Group Plc(b)	123,163
162,796	Vesuvius Plc	1,167,401
447,044	Victrex Plc	11,625,551
28,483	Virgin Money Holdings UK Plc	107,292
11,826	Vitec Group Plc (The)	156,968
495	VP Plc	5,548
14,613	Weir Group Plc (The)	353,603
28,154	WH Smith Plc	653,777
244,679	William Hill Plc	808,688
15,003	Wilmington Plc	46,889
Shares		Value
UNITED KINGDOM (continued)
12,913	Wincanton Plc	$43,829
716,383	WM Morrison Supermarkets Plc	2,272,251
11,514	Workspace Group Plc REIT	139,003
25,204	Worldpay Group Plc	123,040
12,348	Xaar Plc	68,874
1,008	Zeal Network SE	27,803
		309,823,824
UNITED STATES — 53.3%
27,400	1st Source Corp.	1,345,340
25,000	A Schulman, Inc.	657,500
1,373	AAON, Inc.	46,407
106,979	Aaron’s, Inc.(b)	4,950,988
3,386	Abercrombie & Fitch Co. - Class A	33,318
732	ABIOMED, Inc.(b)	108,402
983	ABM Industries, Inc.	43,861
2,279	Acadia Healthcare Co. Inc.(b)	120,627
6,908	ACCO Brands Corp.(b)	80,478
375,000	Aceto Corp.(d)	6,330,000
3,182	ACI Worldwide, Inc.(b)	73,727
4,700	ACNB Corp.	133,715
485,421	Actuant Corp. - Class A	11,747,188
372	Acuity Brands, Inc.	75,386
964	Acxiom Corp.(b)	25,999
11,000	Addus HomeCare Corp.(b)	373,450
3,010	Adient Plc	197,065
1,660	Adtalem Global Education, Inc.	53,950
755,687	Advance Auto Parts, Inc.	84,644,501
36,800	Advanced Disposal Services, Inc.(b)	889,824
444	Advanced Energy Industries, Inc.(b)	32,212
377	AdvanSix, Inc.(b)	12,622
246	Advisory Board Co. (The)(b)	13,825
5,633	AECOM(b)	179,693
3,005	AES Corp/VA	33,596
3,132	Affiliated Managers Group, Inc.	582,020
61,000	AG Mortgage Investment Trust, Inc. REIT	1,123,010
2,939	AGCO Corp.	212,019
220,265	AGNC Investment Corp. REIT	4,665,213
8,516	Air Lease Corp.	337,063
2,413	Air Transport Services Group, Inc.(b)	58,781
1,706	Akamai Technologies, Inc.(b)	80,421
3,760	Akorn, Inc.(b)	126,411
82,491	Alacer Gold Corp.(b)	137,623
9,921	Alamo Group, Inc.	922,752
1,864	Albany International Corp. - Class A	99,724
4,900	Albemarle Corp.	567,420
823	Alexander & Baldwin, Inc.	34,508
3,708	Alexander’s, Inc. REIT	1,612,943
644	Alexandria Real Estate Equities, Inc. REIT	78,085

81

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
921	Align Technology, Inc.(b)	$154,019
105	Alleghany Corp.(b)	64,401
14,630	Allegiant Travel Co.	1,890,928
42,988	ALLETE, Inc.	3,149,731
2,122	Alliant Energy Corp.	86,005
2,680	Allison Transmission Holdings, Inc.	101,304
9,428	Allscripts Healthcare Solutions, Inc.(b)	116,059
17,400	Ally Financial, Inc.	393,936
958	Alnylam Pharmaceuticals, Inc.(b)	79,265
34,600	Alpha & Omega Semiconductor Ltd.(b)	612,420
551	Altra Industrial Motion Corp.	24,547
3,210	AMC Entertainment Holdings, Inc. - Class A	65,484
1,438	AMC Networks, Inc. - Class A(b)	91,960
4,197	Amdocs Ltd.	281,912
464	Amedisys, Inc.(b)	21,975
600	AMERCO	233,136
2,603	American Axle & Manaufacturing Holdings, Inc.(b)	38,368
1,233	American Campus Communities, Inc. REIT	59,110
8,120	American Eagle Outfitters, Inc.	96,141
6,301	American Equity Investment Life Holding Co.	168,741
2,197	American Financial Group, Inc.	222,776
1,561	American Homes 4 Rent - Class A REIT	35,919
4,500	American National Bankshares, Inc.	169,875
461	American National Insurance Co.	54,859
33,994	American Outdoor Brands Corp.(b)	702,656
1,044	American Public Education, Inc.(b)	22,237
49,500	American Software, Inc. - Class A	480,150
26,100	American States Water Co.	1,290,645
200	American Woodmark Corp.(b)	19,630
989	Ameris Bancorp	45,296
17,730	AMERISAFE, Inc.	1,023,908
400	AMES National Corp.	11,839
1,991	Amkor Technology, Inc.(b)	20,647
1,083	AMN Healthcare Services, Inc.(b)	39,963
575,000	Amplify Snack Brands, Inc.(b)(d)	6,014,500
10,186	AmTrust Financial Services, Inc.	162,976
22,200	Analogic Corp.	1,558,440
700	Andersons, Inc. (The)	24,115
63,200	AngioDynamics, Inc.(b)	1,027,000
Shares		Value
UNITED STATES (continued)
992	Anixter International, Inc.(b)	$78,120
383,764	Annaly Capital Management, Inc., REIT	4,616,681
612,092	ANSYS, Inc.(b)	79,296,519
12,628	Antero Resources Corp.(b)	260,389
111,700	Anworth Mortgage Asset Corp., REIT	672,434
1,597	AO Smith Corp.	85,519
1,789	Apartment Investment & Management Co. - Class A REIT	81,489
743	Apogee Enterprises, Inc.	38,703
212,046	Apollo Commercial Real Estate Finance, Inc., REIT	3,823,189
7,400	Appfolio, Inc. - Class A(b)	258,630
1,163	Apple Hospitality REIT, Inc.	21,469
41,254	Applied Industrial Technologies, Inc.	2,330,851
1,238	AptarGroup, Inc.	100,191
1,333	Aqua America, Inc.	44,496
6,223	Aramark	248,049
1,344	ArcBest Corp.	37,363
3,279	Arconic, Inc.	81,286
12,200	Ares Commercial Real Estate Corp. REIT	156,160
319	Argan, Inc.	20,560
31,200	Argonaut Gold, Inc.(b)	54,805
448	Arista Networks, Inc.(b)	66,882
31,400	Armada Hoffler Properties, Inc. REIT	416,364
1,290	Armstrong World Industries, Inc.(b)	62,630
6,443	ARRIS International Plc(b)	180,146
7,163	Arrow Electronics, Inc.(b)	582,280
9,889	Arrow Financial Corp.	322,381
16,300	Artesian Resources Corp. - Class A	633,907
2,847	Arthur J Gallagher & Co.	167,375
854	Artisan Partners Asset Management Inc. - Class A	28,396
397	Asbury Automotive Group, Inc.(b)	21,438
12,869	Ascena Retail Group, Inc.(b)	30,113
744	Ashland Global Holdings, Inc.	48,338
51,116	Aspen Technology, Inc.(b)	2,906,967
5,003	Associated Banc-Corp	119,822
28,013	Assurant, Inc.	2,948,929
728	Astec Industries, Inc.	36,597
2,397	Astoria Financial Corp.	48,371
415	Astronics Corp.(b)	12,139
680	athenahealth, Inc.(b)	94,058
1,228	Atlas Air Worldwide Holdings, Inc.(b)	72,943
872	Atmos Energy Corp.	75,655
15,650	ATN International Inc.	907,700
2,400	Atrion Corp.	1,517,280
6,072	AutoNation, Inc.(b)	257,331

82

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,444	Avery Dennison Corp.	$134,191
1,111	Avis Budget Group, Inc.(b)	34,197
57,900	Avista Corp.	3,046,119
8,244	Avnet, Inc.	316,405
81,010	AVX Corp.	1,447,649
1,725,795	Axalta Coating Systems Ltd.(b)	54,362,543
776	Axon Enterprise, Inc.(b)	19,082
929	AZZ, Inc.	47,100
551,511	B&G Foods, Inc.	19,992,274
609	Badger Meter. Inc.	27,557
27,200	Balchem Corp.	2,110,720
22,500	Baldwin & Lyons, Inc. - Class B	526,500
14,336	BancFirst Corp.	1,530,368
6,227	BancorpSouth, Inc.	187,121
484	Bank of Hawaii Corp.	40,496
2,100	Bank of Marin Bancorp	139,965
3,461	Bank of The Ozarks, Inc.(b)	149,342
20,800	BankFinancial Corp.	311,584
2,019	Bankrate, Inc.(b)	28,064
6,924	Bankunited, Inc.	238,324
1,199	Banner Corp.	69,266
1,719	Barnes Group, Inc.	103,449
472	Barracuda Networks, Inc.(b)	10,606
3,700	Barrett Business Services, Inc.	203,611
481	Bassett Furniture Industries, Inc.	17,893
1,801	Beacon Roofing Supply, Inc.(b)	82,720
6,311	Bed Bath & Beyond, Inc.	188,699
20,300	Bel Fuse, Inc. - Class B	512,575
2,524	Belden, Inc.	181,577
2,464	Bemis Co., Inc.	104,400
66,100	Benchmark Electronics, Inc.(b)	2,224,265
2,498	Beneficial Bancorp, Inc.	38,969
50,472	Berkshire Hills Bancorp, Inc.	1,875,035
2,087	Berry Global Group, Inc.(b)	117,039
4,800	BG Staffing, Inc.	79,968
6,886	BGC Partners, Inc. - Class A	86,832
38,531	Big 5 Sporting Goods Corp.	414,208
46,176	Big Lots, Inc.	2,293,562
2,300	Biglari Holdings, Inc.(b)	860,936
4,989	Bill Barrett Corp.(b)	16,863
433	Bio-Rad Laboratories, Inc. - Class A(b)	102,028
396	Bio-Techne Corp.	45,900
9,469	Bizlink Holding, Inc.	70,558
38,238	BJ’s Restaurants, Inc.(b)	1,349,801
650	Black Hills Corp.	45,279
593	Black Knight Financial Services, Inc. - Class A(b)	25,203
380,651	Blackbaud, Inc.	35,149,313
1,082	Blackhawk Network Holdings, Inc.(b)	47,229
130,752	Bloomin’ Brands, Inc.	2,279,007
60,600	Blucora, Inc.(b)	1,357,440
3,583	Blue Buffalo Pet Products, Inc.(b)	80,152
Shares		Value
UNITED STATES (continued)
2,148	BMC Stock Holdings, Inc.(b)	$47,256
34,282	Bob Evans Farms, Inc.	2,371,629
1,300	Boise Cascade Co.(b)	39,455
13,400	Bojangles’ Inc.(b)	178,220
2,960	BOK Financial Corp.	251,807
2,676	Booz Allen Hamilton Holding Corp.	91,787
12,227	BorgWarner, Inc.	571,490
100,156	Boston Beer Co., Inc. (The) - Class A(b)	15,704,461
2,633	Boston Private Financial Holdings, Inc.	40,417
28,200	Bottomline Technologies de, Inc.(b)	803,136
259,951	Brady Corp. - Class A	8,630,373
17,157	Bright Horizons Family Solutions, Inc.(b)	1,355,575
160,639	Brinker International, Inc.	5,697,865
909	Brink’s Co. (The)	71,038
1,160	Bristow Group, Inc.	8,549
1,656	Brixmor Property Group, Inc. REIT	32,441
1,948	Broadridge Financial Solutions, Inc.	147,775
2,798	Brookdale Senior Living, Inc.(b)	39,732
19,812	Brookline Bancorp, Inc.	294,208
57,800	Brooks Automation, Inc.	1,419,568
8,006	Brown & Brown, Inc.	357,068
1,773	Bruker Corp.	50,850
1,774	Brunswick Corp.	100,426
263,600	Bryn Mawr Bank Corp.(d)	11,189,820
105,033	Buffalo Wild Wings, Inc.(b)	11,291,048
3,906	Builders FirstSource, Inc.(b)	61,207
3,000	Bunge Ltd.	235,170
472	Burlington Stores, Inc.(b)	41,078
1,941	BWX Technologies, Inc.	102,252
2,800	C&F Financial Corp.	139,440
138	Cable One, Inc.	104,866
1,875	Cabot Corp.	101,869
15,295	Cabot Microelectronics Corp.	1,134,124
2,395	Cabot Oil & Gas Corp.	59,564
917	CACI International, Inc. - Class A(b)	114,717
4,685	Cadence Design Systems, Inc.(b)	172,877
6,269	Calatlantic Group, Inc.	220,042
383	Calavo Growers, Inc.	28,361
2,219	Caleres, Inc.	60,534
579	California Water Service Group	22,523
1,938	Callaway Golf Co.	24,671
23,692	Calpine Corp.(b)	340,691
25,600	Cambium Learning Group, Inc.(b)	125,952
771	Cambrex Corp.(b)	47,031
2,499	Camden National Corp.	104,958
983	Camden Property Trust REIT	88,175

83

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
154,420	Cantel Medical Corp.	$11,457,964
16,595	Capella Education Co.	1,140,077
1,029	Capital Bank Financial Corp. - Class A	39,102
3,100	Capital City Bank Group, Inc.	66,216
4,000	Capitol Federal Financial, Inc.	57,040
433,818	Capstead Mortgage Corp. REIT	4,242,740
470,000	Cardiovascular Systems, Inc.(b)(d)	14,828,500
812	Care Capital Properties, Inc. REIT	19,667
3,597	Carlisle Cos., Inc.	351,031
1,192	Carpenter Technology Corp.	48,193
400	Carriage Services, Inc.	9,755
68,100	Carrols Restaurant Group, Inc.(b)	830,820
1,819	Cars.com, Inc.(b)	44,202
953	Carter’s, Inc.	82,654
65,700	Casella Waste Systems, Inc. - Class A(b)	1,102,446
731	Casey’s General Stores, Inc.	78,034
308,341	Catalent, Inc.(b)	10,699,433
59,000	CatchMark Timber Trust, Inc. - Class A REIT	679,090
5,246	Cathay General Bancorp	196,463
769	Cato Corp. (The) - Class A	13,081
356	Cavco Industries, Inc.(b)	46,422
96,439	CBIZ, Inc.(b)	1,432,119
52,095	CBOE Holdings, Inc.	4,924,540
1,113	CDK Global, Inc.	73,213
2,624	CDW Corp.	166,440
786	Centerstate Banks, Inc.	19,642
66,709	Central Garden & Pet Co. - Class A(b)	2,051,969
10,400	Central Garden & Pet Co. - Class A(b)	332,800
51,000	Central Pacific Financial Corp.	1,577,430
22,000	Central Valley Community Bancorp	483,560
3,035	Century Aluminum Co.(b)	50,927
47,800	Century Casinos, Inc.(b)	343,682
3,716	CF Industries Holdings, Inc.	109,065
1,340	CH Robinson Worldwide, Inc.	87,904
499	Charles River Laboratories International, Inc.(b)	49,002
670	Chart Industries, Inc.(b)	22,780
30,000	Charter Financial Corp (MD)	539,400
9,500	Chase Corp.	1,026,475
12,700	Chatham Lodging Trust REIT	262,636
119,522	Cheesecake Factory, Inc. (The)	5,686,857
15,345	Chemed Corp.	3,030,638
2,348	Chemical Financial Corp.	113,150
1,814	Chemours Co. (The)	86,365
2,300	Chemung Financial Corp.	93,150
1,071	Cheniere Energy, Inc.(b)	48,409
25,500	Cherry Hill Mortgage Investment Corp. REIT	489,345
Shares		Value
UNITED STATES (continued)
5,776	Chesapeake Energy Corp.(b)	$28,649
27,200	Chesapeake Utilities Corp.	2,101,200
8,405	Chico’s FAS, Inc.	76,906
594	Children’s Place, Inc. (The)	62,756
16,700	Churchill Downs, Inc.	3,123,735
21,200	Chuy’s Holdings, Inc.(b)	499,260
3,232	Ciena Corp.(b)	83,224
3,062	Cinemark Holdings, Inc.	119,112
45,772	Cirrus Logic, Inc.(b)	2,812,232
12,911	CIT Group, Inc.	615,209
800	Citi Trends, Inc.	17,719
8,200	Citizens & Northern Corp.	189,256
22,501	City Holding Co.	1,476,741
3,354	Clean Harbors, Inc.(b)	190,507
1,080	Clearwater Paper Corp.(b)	53,082
3,359	Cliffs Natural Resources, Inc.(b)	25,931
1,513	ClubCorp Holdings, Inc.	25,645
2,182	Coach, Inc.	102,859
636	CoBiz Financial, Inc.	11,194
7,551	Coca-Cola Bottling Co. Consolidated.	1,812,920
1,400	Codorus Valley Bancorp, Inc.	39,144
2,432	Coeur Mining, Inc.(b)	20,137
478	Cogent Communications Group, Inc.	19,957
617	Cognex Corp.	58,652
900	Cohen & Steers, Inc.	36,360
487	Coherent, Inc.(b)	129,055
4,065	Colfax Corp.(b)	167,803
15,300	Collectors Universe, Inc.	380,664
1,850	Columbia Banking System, Inc.	73,704
1,890	Columbia Sportswear Co.	114,496
600	Comfort Systems USA, Inc.	19,980
2,698	Commerce Bancshares Inc/MO	156,592
500	Commerce Union Bancshares, Inc.	12,245
6,116	Commercial Metals Co.	113,758
3,154	CommScope Holding Co., Inc.(b)	116,004
181,420	Community Bank System, Inc.	9,959,958
28,523	Community Trust Bancorp, Inc.	1,232,194
390,300	CommVault Systems, Inc.(b)	23,242,365
1,000	Compass Minerals International, Inc.	69,050
488,117	CONMED Corp.(d)	25,050,164
2,800	Connecticut Water Service, Inc.	159,544
2,075	Connectone Bancorp, Inc.	46,688
12,332	CONSOL Energy, Inc.(b)	206,684
957	Consolidated Communications Holdings, Inc.	17,225
5,339	Continental Building Products, Inc.(b)	117,458
65,521	Convergys Corp.	1,570,538
319,220	Cooper Cos., Inc. (The)	77,848,181
3,536	Cooper Tire & Rubber Co.	129,241

84

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
21,394	Cooper-Standard Holding Inc.(b)	$2,187,750
3,716	Copart, Inc.(b)	117,017
1,801,569	CoreLogic, Inc.(b)(d)	82,061,468
2,149	Core-Mark Holding Co., Inc.	78,804
6,100	Corenergy Infrastructure Trust, Inc. REIT	217,221
209	CoreSite Realty Corp., REIT	22,693
8,717	CorVel Corp.(b)	414,493
414	CoStar Group, Inc.(b)	114,078
7,300	Cotiviti Holdings, Inc.(b)	314,265
4,100	County Bancorp, Inc.	102,459
4,655	Cousins Properties, Inc. REIT	42,779
2,311	Covanta Holding Corp.	34,896
1,274	Covenant Transportation Group, Inc. - Class A(b)	23,888
100,000	CR Bard, Inc.	32,060,000
17,300	CRA International, Inc.	671,413
44,224	Cracker Barrel Old Country Store, Inc.	6,874,621
661	Crane Co.	49,906
444	Credit Acceptance Corp.(b)	110,600
1,889	Cree, Inc.(b)	48,944
1,401	Crocs, Inc.(b)	11,124
2,266	Crown Holdings, Inc.(b)	134,759
4,610	CSG Systems International, Inc.	190,624
2,835	CSRA, Inc.	92,449
1,113	CTS Corp.	24,486
1,390	CubeSmart REIT	34,277
2,801	Cubic Corp.	133,468
528	Cullen/Frost Bankers, Inc.	47,932
23,600	Culp, Inc.	708,000
30,599	Curtiss-Wright Corp.	2,950,356
2,033	Customers Bancorp, Inc.(b)	60,685
25,200	Cutera, Inc.(b)	656,460
608,234	CVB Financial Corp.	13,101,360
6,688	Cypress Semiconductor Corp.	94,970
835	Cyrusone, Inc. REIT	49,858
4,205	Dana, Inc.	99,743
54,902	Darden Restaurants, Inc.	4,605,180
10,205	Darling Ingredients, Inc.(b)	166,035
11,724	Dave & Buster’s Entertainment, Inc.(b)	728,178
530	Dct Industrial Trust, Inc. REIT	29,860
2,449	DDR Corp. REIT	24,955
15,564	Dean Foods Co.	233,460
696	Deckers Outdoor Corp.(b)	45,143
48,100	Del Frisco’s Restaurant Group, Inc.(b)	683,020
26,929	Del Taco Restaurants, Inc.(b)	352,501
1,705	Delek US Holdings, Inc.	44,518
730	Deluxe Corp.	52,706
7,601	Denbury Resources, Inc.(b)	11,097
120,900	Denny’s Corp.(b)	1,373,424
2,056	Diamond Offshore Drilling, Inc.(b)	25,536
Shares		Value
UNITED STATES (continued)
637	Diamondback Energy, Inc.(b)	$61,076
1,807	DiamondRock Hospitality Co. REIT	21,106
2,033	Dick’s Sporting Goods, Inc.	75,912
5,806	Digitalglobe, Inc.(b)	202,629
2,659	Dime Community Bancshares, Inc.	55,307
603	DineEquity, Inc.	24,807
50,797	Diodes, Inc.(b)	1,347,644
1,716	Dolby Laboratories, Inc. - Class A	88,803
462	Domino’s Pizza, Inc.	86,163
4,148	Domtar Corp.	162,021
2,273	Donaldson Co., Inc.	107,945
21,700	Donegal Group, Inc. - Class A	327,236
2,260	Dorian LPG Ltd.(b)	16,271
482	Dorman Products, Inc.(b)	37,635
400	Douglas Dynamics, Inc.	12,719
953	Douglas Emmett, Inc. REIT	36,462
995,500	Dover Corp.	83,622,000
946	Dril-Quip, Inc.(b)	42,192
400	DST Systems, Inc.	21,960
3,893	DSW, Inc. - Class A	70,230
400	Ducommun, Inc.(b)	11,583
3,199	Duke Realty Corp. REIT	91,459
794,152	Dun & Bradstreet Corp. (The)(d)	87,960,276
781	Dunkin’ Brands Group Inc.	41,416
807	DuPont Fabros Technology, Inc. REIT	50,300
2,662	DXC Technology Co.	208,648
1,026	Dycom Industries, Inc.(b)	92,956
4,573	Dynegy, Inc.(b)	41,066
103,100	Dynex Capital, Inc. REIT	712,421
7,817	E*TRADE Financial Corp.(b)	320,497
1,323	Eagle Bancorp, Inc.(b)	82,621
957	Eagle Materials, Inc.	90,054
4,118	East West Bancorp, Inc.	234,644
64,300	Easterly Government Properties, Inc. REIT	1,285,357
12,595	EastGroup Properties, Inc. REIT	1,098,032
2,071	Eaton Vance Corp.	101,665
2,963	EchoStar Corp. - Class A(b)	179,943
1,730	Edgewell Personal Care Co.(b)	124,906
47,628	El Paso Electric Co.	2,471,893
345,000	El Pollo Loco Holdings, Inc.(b)	4,485,000
2,480	Eldorado Resorts, Inc.(b)	50,592
570	Electronics For Imaging, Inc.(b)	27,691
390,000	Elf Beauty, Inc.(b)	9,894,300
22,500	Ellington Residential Mortgage REIT	333,675
14,400	EMC Insurance Group, Inc.	398,880
34,644	EMCOR Group, Inc.	2,338,470
1,341	Emergent BioSolutions, Inc.(b)	48,772
1,923	Empire State Realty Trust, Inc. - Class A REIT	40,171

85

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
43,396	Employers Holdings, Inc.	$1,881,217
602	Encore Wire Corp.	26,849
724	Energen Corp.(b)	38,575
11,415	EnerSys, Inc.	824,962
909	Engility Holdings, Inc.(b)	26,516
61,000	Ennis, Inc.	1,174,250
1,486	Enova International, Inc.(b)	21,547
143	EnPro Industries, Inc.	11,014
1,942	Ensign Group, Inc. (The)	43,443
1,700	Entegra Financial Corp.(b)	39,270
1,173	Entegris, Inc.(b)	30,615
31,580	Enterprise Financial Services Corp.	1,248,989
3,000	Entravision Communications Corp. - Class A	19,500
115,000	Envestnet, Inc.(b)	4,490,750
172	Envision Healthcare Corp.(b)	9,706
29,203	EPAM Systems, Inc.(b)	2,509,414
14,878	ePlus, Inc.(b)	1,203,630
489	EPR Properties REIT	35,394
145,818	Equity Commonwealth REIT(b)	4,604,932
884	Equity Lifestyle Properties, Inc. REIT	77,173
420	Erie Indemnity Co. - Class A	53,533
600	ESCO Technologies, Inc.	37,020
12,600	ESSA Bancorp, Inc.	185,850
66,100	Essent Group Ltd.(b)	2,539,562
1,966	Esterline Technologies Corp.(b)	189,719
1,088	Ethan Allen Interiors, Inc.	34,870
1,005	Euronet Worldwide, Inc.(b)	97,093
1,800	Evans Bancorp, Inc.	73,350
628	Evercore Partners, Inc. - Class A	49,392
2,574	EW Scripps Co. (The) - Class A(b)	50,579
3,400	Exa Corp.(b)	48,042
19,400	Exactech, Inc.(b)	565,510
538	ExlService Holdings, Inc.(b)	30,962
2,923	Expeditors International of Washington Inc.	172,106
375	Exponent, Inc.	24,450
6,431	Express Inc.(b)	38,972
5,737	Extended Stay America Inc. - Units	113,420
715	Exterran Corp.(b)	19,798
1,081	Extra Space Storage, Inc. REIT	85,940
1,061	F5 Networks, Inc.(b)	128,116
649	Factset Research Systems, Inc.	108,526
21,648	Fair Isaac Corp.	3,085,922
291	Farmer Brothers Co.(b)	9,065
1,100	Farmers Capital Bank Corp.	41,305
9,700	Farmers National Banc Corp.	133,375
200	FBL Financial Group, Inc. - Class A	13,579
1,206	FCB Financial Holdings Inc. - Class A(b)	56,863
Shares		Value
UNITED STATES (continued)
288	Federal Realty Investment Trust REIT	$38,197
1,300	Federal Signal Corp.	24,050
3,048	Federated Investors, Inc. - Class B	87,874
10,600	Federated National Holding Co.	168,752
1,775	Ferro Corp.(b)	34,151
35,031	Fidelity Southern Corp.	737,753
1,488	Fiesta Restaurant Group, Inc.(b)	24,998
505,668	Financial Engines, Inc.	19,442,935
29,100	Financial Institutions, Inc.	855,540
1,851	Finisar Corp.(b)	50,384
7,302	First American Financial Corp.	353,490
2,700	First Bancorp	84,510
53,463	First Busey Corp.	1,563,258
12,100	First Business Financial Services, Inc.	257,246
7,212	First Citizens BancShares, Inc. - Class A	2,654,160
6,224	First Commonwealth Financial Corp.	81,099
16,700	First Community Bancshares, Inc.	454,574
17,500	First Defiance Financial Corp.	905,625
1,437	First Financial Bancorp	36,787
190,548	First Financial Bankshares, Inc.	8,241,201
20,200	First Financial Corp.	930,210
6,970	First Horizon National Corp.	121,487
1,400	First Internet Bancorp	46,130
844	First Interstate BancSystem, Inc.	30,848
1,544	First Merchants Corp.	62,439
12,900	First Mid-Illinois Bancshares, Inc.	472,011
5,819	First Midwest Bancorp, Inc.	129,240
88,100	First Potomac Realty Trust REIT	980,553
2,795	First Solar, Inc.(b)	137,821
1,654	FirstCash, Inc.	96,180
983	Five Below, Inc.(b)	47,489
493	Five Prime Therapeutics, Inc.(b)	13,873
3,323	Flagstar Bancorp, Inc.(b)	108,197
13,474	Flex Ltd.(b)	215,449
7,000	Flexsteel Industries, Inc.	391,860
684	FLIR Systems, Inc.	25,527
2,807	Flowers Foods, Inc.	49,375
933	Flowserve Corp.	38,374
3,882	Fluor Corp.	168,595
1,685	Flushing Financial Corp.	48,073
1,675	FMC Corp.	127,937
1,300	FNB Bancorp/CA	35,854
13,990	FNB Corp/PA	191,663
5,136	FNF Group.	250,945
8,300	Fogo De Chao, Inc.(b)	112,465
3,352	Foot Locker, Inc.	158,181
1,804	Forest City Realty Trust, Inc. - Class A REIT	43,982

86

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
18,700	Forrester Research, Inc.	$762,960
1,040	Fortune Brands Home & Security Inc.	68,297
616,234	Forum Energy Technologies, Inc.(b)	8,165,101
35,646	Forward Air Corp.	1,847,532
500	Fox Factory Holding Corp.(b)	19,225
696	Franklin Electric Co., Inc.	28,118
166,200	Franklin Street Properties Corp. REIT	1,756,734
44,857	Fresh Del Monte Produce, Inc	2,308,790
2,319	Frontier Communications Corp.	35,504
48,315	FTI Consulting, Inc.(b)	1,585,215
5,761	Fulton Financial Corp.	105,138
4,744	GameStop Corp. - Class A	102,897
1,498	Gaming and Leisure Properties Inc. REIT	56,834
8,862	Gannett Co., Inc.	79,492
9,539	Gap, Inc. (The)	227,314
802	Gartner, Inc.(b)	102,913
981	Generac Holdings, Inc.(b)	35,287
623	General Communication, Inc. - Class A(b)	26,583
1,793	Genesee & Wyoming, Inc. - Class A(b)	116,832
3,855	Genpact Ltd.	111,795
6,891	Gentex Corp.	117,285
1,483	Gentherm, Inc.(b)	49,606
215,000	German American Bancorp, Inc.(d)	7,703,450
55,700	Getty Realty Corp. REIT	1,447,086
809	Gibraltar Industries, Inc.(b)	24,149
250,000	Gigamon, Inc.(b)	9,937,500
2,264	G-III Apparel Group Ltd.(b)	58,932
2,405	Glacier Bancorp, Inc.	83,983
52,400	Gladstone Commercial Corp. REIT	1,115,072
38,900	Global Brass & Copper Holdings, Inc.	1,246,745
29,504	Globus Medical, Inc. - Class A(b)	907,248
1,166	GoDaddy, Inc. - Class A(b)	50,115
2,700	Golden Entertainment, Inc.(b)	55,566
14,986	Goodyear Tire & Rubber Co. (The)	472,209
145,553	Gorman-Rupp Co. (The)(d)	4,398,612
998	Graco, Inc.	115,808
56	Graham Holdings Co. - Class B	33,174
1,466	Gramercy Property Trust REIT	44,303
683	Grand Canyon Education, Inc.(b)	50,248
1,488	Granite Construction, Inc.	72,942
7,838	Graphic Packaging Holding Co.	103,383
3,759	Gray Television, Inc.(b)	56,009
32,500	Great Ajax Corp. REIT	452,400
2,700	Great Lakes Dredge & Dock Corp.(b)	10,665
Shares		Value
UNITED STATES (continued)
1,460	Great Plains Energy, Inc.	$45,056
17,400	Great Southern Bancorp, Inc.	903,930
1,956	Great Western Bancorp Inc.	76,304
1,627	Green Dot Corp. - Class A(b)	65,470
928	Green Plains Inc.	18,328
1,519	Greenhill & Co., Inc.	28,102
1,077	Greif, Inc. - Class A	60,409
500	Griffon Corp.	10,249
3,261	Groupon, Inc.(b)	12,261
1,074	GrubHub, Inc.(b)	49,544
500	GTT Communications, Inc.(b)	15,275
60,824	Guess?, Inc.	794,361
305,000	Guidewire Software, Inc.(b)	22,008,800
1,913	Gulfport Energy Corp.(b)	24,142
808	H&E Equipment Services, Inc.	18,237
27,782	H&R Block, Inc.	847,351
44,600	Hackett Group, Inc. (The)	732,332
59,238	Haemonetics Corp.(b)	2,436,459
15,000	Hallmark Financial Services, Inc.(b)	168,750
23,420	Halyard Health, Inc.(b)	941,952
2,798	Hancock Holding Co.	128,708
3,594,109	Hanesbrands, Inc.	82,376,978
17,308	Hanmi Financial Corp.	495,874
1,417	Hanover Insurance Group, Inc. (The)	134,417
2,907	Harley-Davidson, Inc.	141,484
2,000	Harsco Corp.(b)	30,900
26,900	Haverty Furniture Cos., Inc.	598,525
342	Hawaiian Electric Industries, Inc.	11,283
32,377	Hawaiian Holdings, Inc.(b)	1,340,408
16,400	Hawkins, Inc.	737,180
452,674	HB Fuller Co.	23,321,764
243	HCI Group, Inc.	10,957
3,250	HD Supply Holdings, Inc.(b)	105,593
532	Healthcare Realty Trust, Inc. REIT	17,716
41,019	Healthcare Services Group, Inc.	2,143,243
838	HealthEquity Inc.(b)	38,439
62,677	HealthSouth Corp.	2,667,533
103,706	Heartland Express, Inc.	2,191,308
36,870	Heartland Financial USA, Inc.	1,736,577
15,475	Hecla Mining Co.	83,720
505	Heico Corp.	40,587
732	Heico Corp. - Class A	52,009
205,161	Helen of Troy Ltd.(b)	20,669,971
3,034	Helix Energy Solutions Group, Inc.(b)	19,842
3,475	Helmerich & Payne, Inc.	175,905
1,471	Herbalife Ltd.(b)	97,836
400	Herc Holdings, Inc.(b)	18,152
40,000	Heritage Commerce Corp.	555,600
53,250	Heritage Financial Corp.	1,448,400
1,442	Heritage Insurance Holdings, Inc.	18,184

87

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
55,405	Herman Miller, Inc.	$1,865,763
69,000	Hersha Hospitality Trust REIT	1,294,440
3,675	Hertz Global Holdings, Inc.(b)	50,237
9,500	Heska Corp.(b)	1,040,630
1,811	Hexcel Corp.	92,669
400	HFF, Inc. - Class A	14,687
202,400	Hibbett Sports, Inc.(b)	3,157,440
1,228	Highwoods Properties, Inc. REIT	63,267
1,935	Hillenbrand, Inc.	69,660
1,731	Hill-Rom Holdings, Inc.	128,994
3,178	Hilltop Holdings, Inc.	79,545
1,720	Hilton Grand Vacations, Inc.(b)	63,227
2,600	Hingham Institution For Savings	459,940
3,268	HMS Holdings Corp.(b)	65,621
1,187	HNI Corp.	44,809
5,318	HollyFrontier Corp.	153,371
9,000	Home Bancorp, Inc.	364,680
8,395	Home BancShares, Inc.	208,196
46,214	HomeStreet, Inc.(b)	1,213,118
6,700	Hooker Furniture Corp.	282,740
3,506	Hope Bancorp Inc.	61,811
1,441	Horace Mann Educators Corp.	53,173
2,311	Horizon Pharma Plc(b)	27,686
1,087	Hospitality Properties Trust REIT	31,588
2,014	Houghton Mifflin Harcourt Co.(b)	24,067
500	Howard Hughes Corp.( The)(b)	62,905
59,567	HRG Group, Inc.(b)	987,025
43,822	HSN, Inc.	1,737,542
2,041	Hub Group, Inc. - Class A(b)	69,496
500	Hubbell, Inc.	59,395
932	Hudson Pacific Properties Inc. REIT	30,495
441	Huntington Ingalls Industries, Inc.	90,895
3,563	Huntsman Corp.	94,847
875	Huron Consulting Group, Inc.(b)	31,063
700	Hyatt Hotels Corp. - Class A(b)	38,899
282	Hyster-Yale Materials Handling, Inc.	19,983
1,103	IAC/InterActiveCorp.(b)	115,407
1,380	IBERIABANK Corp.	111,573
26,500	ICF International, Inc.(b)	1,199,125
4,170	Iconix Brand Group, Inc.(b)	27,814
121,577	ICU Medical, Inc.(b)	20,899,086
31,628	IDACORP, Inc.	2,731,394
430,832	IDEX Corp.(d)	50,209,161
1,141	II-VI, Inc.(b)	43,472
2,275	ILG Inc.	60,310
1,814	Impax Laboratories, Inc.(b)	35,101
121,534	INC Research Holdings, Inc. - Class A(b)	6,684,370
165,587	Independent Bank Corp.(d)(e)	11,814,632
Shares		Value
UNITED STATES (continued)
36,200	Independent Bank Corp.(e)	$767,440
300	Independent Bank Group, Inc.	18,105
1,782	Infinera Corp.(b)	20,903
16,157	Infinity Property & Casuality Corp.	1,616,508
75,500	InfraREIT, Inc.(b)	1,697,995
766	Ingevity Corp.(b)	44,811
500	Ingles Markets, Inc. - Class A	14,749
953	Ingredion, Inc.	117,524
31,010	Innophos Holdings, Inc.	1,295,288
205,962	Innospec, Inc.(d)	12,852,029
4,701	Inogen, Inc.(b)	443,680
1,845	Inovalon Holdings, Inc.(b)	23,432
21,500	Insight Enterprises, Inc.(b)	871,180
22,169	Insperity, Inc.	1,673,760
600	Installed Building Products, Inc.(b)	32,280
526	Insteel Industries, Inc.	13,844
285,000	Insulet Corp.(b)	14,338,350
604	Integer Holdings Corp.(b)	27,663
645,748	Integra LifeScience Holdings Corp.(b)	32,067,846
1,608	Integrated Device Technology, Inc.(b)	42,033
875	Inter Parfums, Inc.	33,950
337	Interactive Brokers Group, Inc. - Class A	13,497
854	InterDigital, Inc.	62,214
3,481	International Bancshares Corp.	123,227
351	International Flavors & Fragrances, Inc.	46,746
1,100	International Game Technology Plc	20,944
9,517	Interpublic Group of Cos., Inc. (The)	205,662
1,057	INTL. FCStone, Inc.(b)	41,360
1,504	Intra-Cellular Therapies, Inc.(b)	17,401
116,400	Invesco Mortgage Capital, Inc. REIT	1,935,732
500	Investment Technology Group, Inc.	11,035
10,281	Investors Bancorp Inc.	136,532
1,500	Investors Title Co.	264,780
602	IPG Photonics Corp.(b)	91,889
394	iRobot Corp.(b)	41,571
2,128	Iron Mountain, Inc. REIT	77,523
400	Itron, Inc.(b)	29,200
2,934	ITT, Inc.	120,294
51,000	IXYS Corp.	887,400
58,214	J & J Snack Foods Corp.	7,649,320
25,400	J Alexander’s Holdings, Inc.(b)	267,970
48,422	j2 Global, Inc.	4,097,954
10,901	Jabil, Inc.	332,481
1,279	Jack Henry & Associates, Inc.	137,262
14,368	Jack in the Box, Inc.	1,332,776
3,843	Jacobs Engineering Group, Inc.	202,603
25,722	JetBlue Airways Corp.(b)	564,083

88

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
450,800	JM Smucker Co. (The)	$54,952,520
15,300	John B. Sanfilippo & Son, Inc.	984,096
115,476	John Bean Technologies Corp.	10,669,982
481,625	John Wiley & Sons, Inc. - Class A(d)	26,609,781
943	Jones Lang LaSalle, Inc.	119,968
52,900	K12, Inc.(b)	936,859
7,800	Kadant, Inc.	608,790
56,392	Kaman Corp.	2,882,759
4,410	Kansas City Southern	455,068
6,205	KapStone Paper and Packaging Corp.	141,846
1,930,455	KAR Auction Services, Inc.(d)	81,156,328
647	KB Home	14,829
3,668	KBR, Inc.	54,727
2,513	Kearny Financial Corp (MD)	36,690
24,905	Kelly Services, Inc. - Class A	554,634
1,834	Kemper Corp.	71,985
3,461	Kennedy-Wilson Holdings, Inc.	69,566
1,846	Keysight Technologies, Inc.(b)	76,775
1,096	Kilroy Realty Corp. REIT	76,073
47,812	Kimball Electronics, Inc.(b)	929,943
14,500	Kimball International, Inc. - Class B	241,715
2,428	Kimco Realty Corp. REIT	48,997
2,578	Kindred Healthcare, Inc.	23,073
3,570	Kirby Corp.(b)	217,413
831	KLX, Inc.(b)	43,146
12,600	KMG Chemicals, Inc.	637,812
2,368	Knight Transportation, Inc.	84,419
1,725	Knoll, Inc.	33,396
2,193	Knowles Corp.(b)	33,224
14,163	Kohl’s Corp.	585,640
5,300	Koppers Holdings, Inc.(b)	192,390
1,405	Korn/Ferry International	46,997
3,217	Kosmos Energy Ltd.(b)	21,232
2,893	Kraton Corp.(b)	107,620
1,391	Kronos Worldwide, Inc.	29,656
5,633	La Quinta Holdings, Inc.(b)	83,988
794,000	Laboratory Corp of America Holdings(b)	126,174,540
1,668	Lakeland Bancorp, Inc.	32,276
905	Lakeland Financial Corp.	41,630
1,182	Lamb Weston Holdings, Inc.	51,984
19,189	Lancaster Colony Corp.	2,352,955
17,500	Landec Corp.(b)	215,250
930	Landstar System, Inc.	77,330
2,834	Laredo Petroleum, Inc.(b)	36,729
1,303	LaSalle Hotel Properties REIT	38,491
3,958	La-Z-Boy, Inc.	133,780
703	LCI Industries	75,045
5,200	LCNB Corp.	104,260
1,780	Lear Corp.	263,778
1,655	LegacyTexas Financial Group, Inc.	64,082
3,360	Legg Mason, Inc.	134,434
Shares		Value
UNITED STATES (continued)
1,679	Leggett & Platt, Inc.	$80,894
4,299	Leidos Holdings, Inc.	229,739
25,100	LeMaitre Vascular, Inc.	905,357
4,752	Lennar Corp. - Class A	249,195
700	Lennox International, Inc.	119,700
10,985	Leucadia National Corp.	285,940
209,400	Lexington Realty Trust REIT	2,131,692
20,300	LHC Group, Inc.(b)	1,175,370
18,234	Liberty Interactive Corp QVC Group - Class A(b)	436,522
894	Liberty Property Trust REIT	37,566
4,296	Liberty Tripadvisor Holdings, Inc. - Class A(b)	50,478
2,716	Liberty Ventures - Series A(b)	164,535
2,743	LifePoint Health, Inc.(b)	162,934
9,100	Lifetime Brands, Inc.	172,445
661	Lincoln Electric Holdings, Inc.	57,679
1,408	Lions Gate Entertainment Corp. - Class A	41,395
826	Lions Gate Entertainment Corp. - Class B(b)	22,723
664	Lithia Motors, Inc. - Class A	68,558
451	Littelfuse, Inc.	81,261
5,150	Live Nation Entertainment, Inc.(b)	191,941
10,860	LKQ Corp.(b)	375,322
220,617	LogMein, Inc.	25,690,850
4,954	Louisiana-Pacific Corp.(b)	124,395
2,252	LPL Financial Holdings, Inc.	103,052
2,105	LSC Communications, Inc.	45,005
811	Lumentum Holdings, Inc.(b)	50,769
66,100	Luminex Corp.	1,350,423
310,364	Lydall, Inc.(b)(d)	15,363,018
1,017	M/I Homes, Inc.(b)	26,381
1,169	Macerich Co. REIT (The)	67,089
2,083	Macquarie Infrastructure Corp.	157,912
12,830	Macy’s, Inc.	304,713
528	Madison Square Garden Co. (The) - Class A(b)	116,012
10,665	Magellan Health, Inc.(b)	795,076
700	MainSource Financial Group, Inc.	24,458
3,987	Mallinckrodt Plc(b)	182,605
1,613	Manhattan Associates, Inc.(b)	71,295
3,739	ManpowerGroup, Inc.	400,634
41,713	ManTech International Corp. - Class A	1,656,840
1,526	Marcus & Millichap, Inc.(b)	39,066
39,263	Marcus Corp. (The)	1,067,954
800	MarineMax, Inc.(b)	11,959
616	MarketAxess Holdings, Inc.	124,980
1,921	Marriott Vacations Worldwide Corp.	224,469
31,265	Masimo Corp.(b)	2,957,669
358	Masonite International Corp.(b)	27,799
1,602	MasTec, Inc.(b)	74,012
1,614	Materion Corp.	62,058

89

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,131	Matson, Inc.	$31,894
4,205	Mattel, Inc.	84,184
1,201	Matthews International Corp. - Class A	78,726
4,300	Maui Land & Pineapple Co., Inc.(b)	74,605
23,221	MAXIMUS, Inc.	1,401,620
18,824	Maxlinear, Inc.(b)	493,189
3,000	MB Financial, Inc.	122,700
15,585	McDermott International, Inc.(b)	105,510
35,767	McGrath RentCorp	1,270,802
2,232	MDC Holdings, Inc.	76,535
1,400	MDU Resources Group, Inc.	36,890
1,569	Medical Properties Trust, Inc. REIT	20,366
255,000	Medidata Solutions, Inc.(b)	19,586,550
24,800	Medifast, Inc.	1,058,712
5,359	MEDNAX, Inc.(b)	251,766
1,009	Mercantile Bank Corp.	32,106
674	Mercury General Corp.	40,366
599	Mercury Systems, Inc.(b)	26,302
683	Meredith Corp.	40,604
1,100	Meridian Bancorp, Inc.	19,415
45,105	Merit Medical Systems, Inc.(b)	1,849,305
2,878	Meritage Homes Corp.(b)	117,279
2,300	Mesa Laboratories, Inc.	332,419
16,566	Meta Financial Group, Inc.	1,181,156
949	Methode Electronics, Inc.	37,723
552,153	MFA Financial, Inc. REIT	4,687,779
40,100	MGE Energy, Inc.	2,668,655
400	MGP Ingredients, Inc.	23,584
1,949	Michaels Cos. Inc (The)(b)	39,253
1,450	Microsemi Corp.(b)	75,516
12,703	MicroStrategy, Inc. - Class A(b)	1,708,681
661	Middleby Corp. (The)(b)	86,379
30,700	Middlesex Water Co.	1,204,668
16,300	MidWestOne Financial Group, Inc.	561,046
660	Milacron Holdings Corp.(b)	11,867
16,400	Miller Industries, Inc.	428,040
2,043	Minerals Technologies, Inc.	144,644
1,570	Mistras Group, Inc.(b)	31,636
798	MKS Instruments, Inc.	66,753
1,835	Mobile Mini, Inc.	56,518
3,452	Modine Manufacturing Co.(b)	56,095
300	Moelis & Co. - Class A	12,269
1,901	Molina Healthcare, Inc.(b)	126,987
64,900	Monmouth Real Estate Investment Corp. REIT	1,000,109
20,506	Monolithic Power Systems, Inc.	2,098,174
45,200	Monotype Imaging Holdings, Inc.	852,020
690	Monro Muffler Brake, Inc.	32,154
24,583	Moog, Inc. - Class A(b)	1,827,009
500	Morningstar, Inc.	41,285
Shares		Value
UNITED STATES (continued)
973	Mosaic Co. (The)	$23,488
1,469	Motorcar Parts of America, Inc.(b)	41,088
677	Movie Gallery, Inc.(b)(c)(d)	0
34,824	MSA Safety, Inc.	2,791,492
813	MSC Industrial Direct Co., Inc. - Class A	57,894
1,538	MSCI, Inc.	167,565
88,300	MTGE Investment Corp. REIT	1,642,380
14,042	MTS Systems Corp.	740,013
1,730	Mueller Industries, Inc.	54,495
3,489	Mueller Water Products, Inc. - Class A	40,472
309	Multi-Color Corp.	24,875
5,737	Murphy Oil Corp.	152,489
1,265	Murphy USA, Inc.(b)	95,798
5,600	MutualFirst Financial, Inc.	195,440
10,800	MYR Group, Inc./Delaware(b)	343,548
4,977	Myriad Genetics, Inc.(b)	120,792
9,441	Nabors Industries Ltd.	72,790
9,000	NACCO Industries, Inc. - Class A	590,400
1,441,000	Nasdaq, Inc.(d)	107,167,170
7,100	Nathan’s Famous Inc.(b)	443,750
501	National Beverage Corp.	51,162
12,000	National Commerce Corp.(b)	481,200
531	National Fuel Gas Co.	31,441
76,554	National General Holdings Corp.	1,623,710
24,700	National Health Investors, Inc. REIT	1,908,075
40,943	National HealthCare Corp.	2,668,255
2,298	National Instruments Corp.	94,540
13,983	National Presto Industries, Inc.	1,581,477
487	National Retail Properties, Inc. REIT	19,470
132	National Western Life Group, Inc.	44,430
400	Natural Gas Services Group, Inc.(b)	9,979
17,522	Natus Medical, Inc.(b)	616,774
25,182	Navient Corp.	371,435
39,300	Navigant Consulting, Inc.(b)	665,349
348,048	Navigators Group, Inc. (The)(d)	19,838,736
885	NBT Bancorp, Inc.	31,984
2,010	NCI Building Systems Inc.(b)	36,180
2,128	NCR Corp.(b)	80,545
485	Neenah Paper, Inc.	38,752
1,119	Nelnet, Inc. - Class A	54,932
36,500	Neogen Corp.(b)	2,404,255
2,963	NetApp, Inc.	128,653
1,085	NETGEAR, Inc.(b)	51,972
1,916	NetScout Systems, Inc.(b)	66,102
1,058	New Jersey Resources Corp.	44,595
2,679	New Media Investment Group, Inc.	37,345
90

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
440,000	New Relic, Inc.(b)	$20,662,400
31,115	New York Community Bancorp, Inc.	408,540
2,800	New York Times Co. (The) - Class A	53,200
1,818,900	Newell Brands, Inc.	95,892,408
207	NewMarket Corp.	95,243
12,255	News Corp. - Class A	175,369
5,413	News Corp. - Class B	79,571
38,900	NexPoint Residential Trust, Inc., REIT	976,001
1,404	Nexstar Media Group Inc. - Class A	91,822
10,612,268	Nexteer Automotive Group Ltd.	18,314,817
739,927	NIC, Inc.	12,023,814
4,400	Nicolet Bankshares, Inc.(b)	238,348
3,595	NiSource, Inc.	93,686
1,777	NN, Inc.	49,223
933	Nordson Corp.	118,491
2,850	Nordstrom, Inc.	138,425
5,900	Northeast Bancorp	126,850
9,400	Northrim Bancorp, Inc.	274,010
124,325	Northwest Bancshares, Inc.	2,001,633
113,782	Northwest Natural Gas Co.	7,179,644
45,500	NorthWestern Corp.	2,629,445
2,400	Norwegian Cruise Line Holdings Ltd.(b)	132,168
600	Norwood Financial Corp.	25,704
25,400	Novanta Inc.(b)	937,260
1,300	NOW Inc.(b)	20,709
4,737	NRG Energy, Inc.	116,625
20,500	NRG Yield, Inc. - Class A	373,715
797	Nu Skin Enterprises, Inc. - Class A	50,498
8,712	Nuance Communications, Inc.(b)	150,718
6,500	Nutraceutical International Corp.	271,700
615	NutriSystem, Inc.	34,286
325,576	NuVasive, Inc.(b)	21,419,645
8,100	NVE Corp.	638,928
66	NVR, Inc.(b)	172,289
7,874	Oasis Petroleum, Inc.(b)	61,260
5,507	Oceaneering International, Inc.	141,255
12,000	OceanFirst Financial Corp.	324,960
23,880	Office Depot, Inc.	140,176
2,350	OGE Energy Corp.	84,271
1,027	Oil States International, Inc.(b)	25,521
1,548	Old Dominion Freight Line, Inc.	148,469
10,900	Old Line Bancshares Inc.	295,172
2,374	Old National Bancorp	38,696
17,455	Old Republic International Corp.	342,467
4,827	Olin Corp.	142,300
1,283	Ollie’s Bargain Outlet Holdings, Inc.(b)	57,350
Shares		Value
UNITED STATES (continued)
1,233	Omega Healthcare Investors, Inc. REIT	$38,950
38,099	Omega Protein Corp.	609,584
476,043	Omnicell, Inc.(b)(d)	23,611,733
2,800	On Assignment, Inc.(b)	137,900
4,484	ON Semiconductor Corp.(b)	67,036
40,292	ONE Gas, Inc.	2,932,452
35,600	One Liberty Properties, Inc. REIT	875,048
9,195	OPKO Health, Inc.(b)	59,308
955	Opus Bank	22,729
8,032	Orbital ATK, Inc.	820,710
2,983	Oritani Financial Corp.	49,518
2,287	Ormat Technologies, Inc.	135,619
28,900	Orthofix International NV(b)	1,253,682
3,063	Oshkosh Corp.	210,918
554	OSI Systems, Inc.(b)	44,303
32,000	Otter Tail Corp.	1,294,400
72,209	Owens & Minor, Inc.	2,327,296
9,006	Owens Corning, Inc.	603,852
12,300	Owens Realty Mortgage, Inc. REIT	212,667
2,791	Owens-Illinois, Inc.(b)	66,705
7,084	Oxford Industries, Inc.	447,213
792	Pacific Premier Bancorp, Inc.(b)	28,433
1,770	Packaging Corp. of America	193,780
7,687	PacWest Bancorp	369,130
31,200	Papa John’s International, Inc.	2,225,496
1,400	Paramount Group, Inc. REIT	22,918
25,590	PAREXEL International Corp.(b)	2,239,637
1,354	Park Hotels & Resorts, Inc. REIT	36,463
584	Park National Corp.	57,682
500	Park-Ohio Holdings Corp.	19,875
3,034	Parsley Energy, Inc. - Class A(b)	88,836
278	Patrick Industries Inc(b)	21,156
972	Pattern Energy Group, Inc.	24,397
1,925	Patterson Cos., Inc.	80,311
2,817	Patterson-UTI Energy, Inc.	54,481
1,609	Paycom Software, Inc.(b)	112,775
26,570	PC Connection, Inc.	685,506
655	PCM, Inc.(b)	8,106
1,877	PDC Energy, Inc.(b)	88,519
28,500	Peapack Gladstone Financial Corp.	891,195
686	Pebblebrook Hotel Trust REIT	23,098
740	Pegasystems, Inc.	44,733
2,100	Penns Woods Bancorp Inc.	89,985
104,300	Pennymac Mortgage Investment Trust REIT	1,835,680
5,119	Penske Automotive Group, Inc.	222,881
125,000	Penumbra, Inc.(b)	10,206,250
31,700	Peoples Bancorp, Inc.	1,033,420
4,200	Peoples Financial Services Corp.	179,634

91

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
9,949	People’s United Financial, Inc.	$173,511
21,300	People’s Utah Bancorp	592,140
57,500	Perficient, Inc.(b)	1,081,000
62,074	Performance Food Group Co.(b)	1,787,731
3,136	PerkinElmer, Inc.	206,443
13,200	Perry Ellis International, Inc.(b)	259,248
900	PGT Innovations, Inc.(b)	11,699
3,878	PH Glatfelter Co.	79,383
1,854	PharMerica Corp.(b)	46,628
800	PHH Corp.(b)	11,023
28,000	Phibro Animal Health Corp. - Class A	1,069,600
3,640	Photronics, Inc.(b)	36,582
4,682	Pier 1 Imports, Inc.	21,584
4,112	Pilgrim’s Pride Corp.(b)	99,880
1,476	Pinnacle Financial Partners, Inc.	94,316
2,235	Pinnacle Foods, Inc.	132,714
901	Pinnacle West Capital Corp.	78,144
5,485	Pitney Bowes, Inc.	86,334
28,300	PJT Partners, Inc. - Class A	1,227,654
1,867	Planet Fitness Inc. - Class A	42,306
38,803	Plantronics, Inc.	1,753,120
23,053	Platform Specialty Products Corp.(b)	322,973
41,997	Plexus Corp.(b)	2,251,459
9,300	PNM Resources, Inc.	370,605
614	Polaris Industries, Inc.	55,051
2,203	PolyOne Corp.	80,586
419	Pool Corp.	45,302
61,617	Portland General Electric Co.	2,753,664
3,700	Post Holdings, Inc.(b)	307,840
51,100	Potbelly Corp.(b)	587,650
1,300	Potlatch Corp. REIT	62,205
8,200	Powell Industries, Inc.	261,170
600	Power Integrations, Inc.	42,390
3,551	PRA Group, Inc.(b)	139,199
1,374	PRA Health Sciences, Inc.(b)	102,226
23,100	Preferred Apartment Communities, Inc. - Class A REIT	398,937
22,100	Preferred Bank	1,240,915
12,460	Premier Financial Bancorp Inc.	236,740
1,270	Premier, Inc. - Class A(b)	44,323
125,212	Prestige Brands Holdings, Inc.(b)	6,715,120
506	PriceSmart, Inc.	42,631
1,531	Primerica, Inc.	124,088
2,859	Primoris Services Corp.	71,246
1,773	ProAssurance Corp.	109,571
80,900	Progress Software Corp.	2,589,609
202,312	Prosperity Bancshares, Inc.	12,968,199
388	Proto Labs, Inc.(b)	28,673
9,700	Provident Financial Holdings, Inc.	184,300
Shares		Value
UNITED STATES (continued)
72,464	Provident Financial Services, Inc.	$1,921,745
20,800	PS Business Parks, Inc. REIT	2,796,768
26,542	PulteGroup, Inc.	648,156
4,072	PVH Corp.	485,749
145,000	Q2 Holdings, Inc.(b)	5,640,500
23,400	QAD Inc.	733,590
23,800	QCR Holdings, Inc.	1,093,610
6,756	QEP Resources, Inc.(b)	57,899
4,086	Qorvo, Inc.(b)	280,136
1,530	Quad Graphics, Inc.	34,364
351	Quaker Chemical Corp.	49,796
81,270	Quality Systems, Inc.(b)	1,389,717
550,584	Qualys, Inc.(b)(d)	22,105,948
4,601	Quanta Services, Inc.(b)	155,192
43,162	Quest Diagnostics, Inc.	4,674,876
1,185	Ralph Lauren Corp.	89,645
3,485	Rambus, Inc.(b)	44,922
6,314	Range Resources Corp.	133,289
3,045	Rayonier Advanced Materials, Inc.	45,401
347	RBC Bearings, Inc.(b)	35,859
5,000	RCI Hospitality Holdings, Inc.	113,450
687	Re Max Holdings, Inc. - Class A	39,949
12,215	Realogy Holdings Corp.	405,538
6,210	RealPage, Inc.(b)	240,638
927,746	REC Silicon ASA(b)	114,510
580	Red Robin Gourmet Burgers, Inc.(b)	34,684
2,255	Regal-Beloit Corp.	187,954
1,145	Regency Centers Corp. REIT	75,822
3,349	Regis Corp.(b)	35,265
1,754	Reinsurance Group of America, Inc.	245,911
1,500	Reis Inc.	32,100
2,400	Reliance Steel & Aluminum Co.	173,664
41,396	Renasant Corp.	1,754,776
9,100	Republic Bancorp, Inc. - Class A	326,690
1,547	ResMed, Inc.	119,305
600	Resources Connection, Inc.	8,009
983	Retail Opportunity Investments Corp. REIT	19,935
477	REX American Resources Corp.(b)	47,690
3,895	Rexnord Corp.(b)	90,208
5,447	Rice Energy, Inc.(b)	152,353
19,800	Riverview Bancorp, Inc.	150,282
677	RLI Corp.	39,307
15,200	RMR Group Inc. (The) - Class A	742,520
2,089	Robert Half International, Inc.	94,527
40,448	Rockwell Collins, Inc.	4,308,925
498	Rogers Corp.(b)	58,749
1,480	Rollins, Inc.	64,247
8,980	Rowan Cos Plc - Class A(b)	104,797
1,166	Royal Gold, Inc.	101,046

92

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
2,026	RPM International, Inc.	$105,089
810	RPX Corp.(b)	11,073
1,983	RSP Permian, Inc.(b)	68,136
926	Rudolph Technologies, Inc.(b)	22,919
36,703	Rush Enterprises, Inc. - Class A(b)	1,583,000
63,000	Ruth’s Hospitality Group Inc.	1,260,000
3,125	Ryder System, Inc.	227,375
42,701	Ryman Hospitality Properties Inc. REIT	2,672,656
2,261	S&T Bancorp, Inc.	85,647
3,404	Sabre Corp.	75,331
22,143	Safety Insurance Group, Inc.	1,571,046
4,800	Saga Communications, Inc. - Class A	186,480
1,455	Saia, Inc.(b)	79,079
1,736	Sally Beauty Holdings, Inc.(b)	35,119
11,694,600	Samsonite International SA(d)	49,034,433
63,230	Sanderson Farms, Inc.	8,267,323
12,454	Sandy Spring Bancorp, Inc.	498,658
63,424	Sanmina Corp.(b)	2,273,750
23,445	Santander Consumer USA Holdings, Inc.(b)	300,330
654	SCANA Corp.	42,098
49,900	ScanSource, Inc.(b)	1,976,040
788	Schnitzer Steel Industries, Inc. - Class A	20,330
1,183	Scholastic Corp.	49,012
1,097	Schweitzer-Mauduit International, Inc.	42,147
27,050	Science Applications International Corp.	1,904,591
974	Scientific Games Corp. - Class A(b)	36,087
570	Scotts Miracle-Gro Co. (The)	54,714
2,413	Scripps Networks Interactive, Inc. - Class A	210,920
153	Seaboard Corp.	654,075
633	SEACOR Holdings, Inc.(b)	21,579
636	SEACOR Marine Holdings, Inc.(b)	9,273
3,132	Sealed Air Corp.	136,273
2,594	Seaworld Entertainment, Inc.	39,896
1,826	SEI Investments Co.	103,187
982	Select Comfort Corp.(b)	33,201
32,000	Select Income REIT	751,040
8,962	Select Medical Holdings Corp.(b)	145,184
59,948	Selective Insurance Group, Inc.	3,036,366
699	SemGroup Corp. - Class A	18,908
16,390	Semtech Corp.(b)	649,044
2,045	Senior Housing Properties Trust REIT	39,775
4,271	Sensata Technologies Holding NV(b)	192,708
31,203	Sensient Technologies Corp.	2,320,255
1,918	Service Corp. International	66,612
Shares		Value
UNITED STATES (continued)
2,340	ServiceMaster Global Holdings, Inc.(b)	$102,866
1,179	ServisFirst Bancshares, Inc.	42,845
1,438	Shenandoah Telecommunications Co.	44,219
22,100	Shore Bancshares, Inc.	373,269
3,544	Shutterfly, Inc.(b)	173,798
407	Shutterstock, Inc.(b)	17,151
13,000	SI Financial Group, Inc.	200,850
24,300	Sierra Bancorp	665,820
1,562	Signature Bank(b)	216,462
3,108	Signet Jewelers Ltd.	190,085
2,610	Silgan Holdings, Inc.	79,083
506	Silicon Laboratories, Inc.(b)	38,001
2,208	Simmons First National Corp. - Class A	120,446
1,434	Simpson Manufacturing Co., Inc.	63,512
22,800	Simulations Plus, Inc.	337,440
1,522	Sinclair Broadcast Group, Inc. - Class A	54,868
1,099,664	SIX Flags Entertainment Corp.	62,537,892
33,900	SJW Corp.	1,792,293
8,011	Skechers U.S.A., Inc. - Class A(b)	225,029
4,607	SkyWest, Inc.	168,156
8,075	SLM Corp.(b)	89,471
2,593	SM Energy Co.	45,092
2,791	Smart & Final Stores, Inc.(b)	24,003
520,091	Snap-on, Inc.	80,198,032
811,000	Snyder’s-Lance, Inc.	28,214,690
1,970	Sonoco Products Co.	95,506
679	Sotheby’s(b)	38,425
578	South Jersey Industries, Inc.	19,635
874	South State Corp.	73,198
4,200	Southern First Bancshares, Inc.(b)	154,770
10,400	Southern Missouri Bancorp, Inc.	337,064
5,100	Southern National Bancorp of Virginia, Inc.	86,292
300	Southside Bancshares, Inc.	10,419
96,994	Southwest Gas Holdings, Inc.(b)	7,769,219
32,300	SP Plus Corp.(b)	1,056,210
26,600	Spark Energy, Inc. Class A	553,280
33,252	SpartanNash Co.	922,410
646,803	Spectrum Brands Holdings, Inc.(d)	74,666,938
38,500	Spire, Inc.	2,795,100
3,042	Spirit AeroSystems Holdings, Inc. - Class A	183,828
4,050	Spirit Airlines, Inc.(b)	157,343
3,446	Spirit Realty Capital, Inc. REIT	27,327
22,700	Spok Holdings, Inc.	372,280
4,171	Sprouts Farmers Market, Inc.(b)	100,396
787	SPX Corp.(b)	21,658

93

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,179	SPX Flow, Inc.(b)	$41,807
2,400	SRC Energy, Inc.(b)	20,424
1,456	SS&C Technologies Holdings, Inc.	56,435
908	St Joe Co. (The)(b)	16,389
4,400	Stamps.com, Inc.(b)	651,640
1,623	Standard Motor Products, Inc.	81,767
195,207	Standex International Corp.(d)	18,730,112
11,574	Staples, Inc.	117,476
7,100	StarTek, Inc.(b)	87,330
941	Starwood Waypoint Homes REIT	32,897
5,300	State Auto Financial Corp.	136,687
1,458	State Bank Financial Corp.	40,022
39,002	State National Cos., Inc.	814,362
4,571	Steel Dynamics, Inc.	161,859
4,384	Steelcase, Inc. - Class A	59,842
26,546	Stepan Co.	2,181,285
505	Stericycle, Inc.(b)	38,925
4,024	Sterling Bancorp	92,954
1,907	Steven Madden Ltd.(b)	78,187
39,675	Stewart Information Services Corp.	1,559,228
2,205	Stifel Financial Corp.(b)	112,124
160,442	Stock Yards Bancorp, Inc.(d)	5,751,846
23,300	Stonegate Bank	1,084,615
22,300	Stoneridge, Inc.(b)	340,298
1,527	STORE Capital Corp. REIT	35,717
1,278	Stratasys Ltd.(b)	30,659
226	Strayer Education, Inc.	17,768
29,571	Sturm Ruger & Co., Inc.	1,703,290
101,800	Summit Hotel Properties, Inc. REIT	1,825,274
1,944	Summit Materials, Inc. - Class A(b)	55,287
798	Sun Communities, Inc. REIT	71,030
1,971	SunCoke Energy, Inc.(b)	17,640
2,604	Sunstone Hotel Investors, Inc. REIT	42,393
41,753	Super Micro Computer, Inc.(b)	1,121,068
2,195	Superior Energy Services, Inc.(b)	23,618
1,030	Superior Industries International, Inc.	20,137
6,300	Superior Uniform Group, Inc.	140,679
268,064	Supernus Pharmaceuticals, Inc.(b)	10,843,189
10,180	SUPERVALU, Inc.(b)	36,444
1,490	SVB Financial Group(b)	265,876
3,371	Swift Transportation Co.(b)	85,961
57,419	Sykes Enterprises, Inc.(b)	1,952,246
1,927	Synaptics, Inc.(b)	101,379
1,701	Synchronoss Technologies, Inc.(b)	28,713
24,789	SYNNEX Corp.	2,947,908
600	Synopsys, Inc.(b)	45,942
3,657	Synovus Financial Corp.	159,006
Shares		Value
UNITED STATES (continued)
48,925	Tahoe Resources, Inc.	$267,631
1,477	Take-Two Interactive Software, Inc.(b)	117,392
580	Taubman Centers, Inc. REIT	32,985
2,056	Taylor Morrison Home Corp.(b)	46,507
11,222	TCF Financial Corp.	176,859
30,349	Tech Data Corp.(b)	3,107,738
3,800	TechTarget, Inc.(b)	36,442
5,458	TEGNA, Inc.	80,942
511	Tejon Ranch Co.(b)	10,721
11,200	Teledyne Technologies, Inc.(b)	1,527,008
389	Teleflex, Inc.	80,609
5,182	Telephone & Data Systems, Inc.	147,324
31,200	TeleTech Holdings, Inc.	1,304,160
614	Tempur Sealy International, Inc.(b)	35,409
3,240	Tenet Healthcare Corp.(b)	56,214
300	Tennant Co.	22,665
1,221	Tenneco, Inc.	67,521
2,726	Teradata Corp.(b)	86,741
1,528	Teradyne, Inc.	52,854
3,081	Terex Corp.	121,299
11,500	Territorial Bancorp Inc.	346,495
61,970	Tetra Tech, Inc.	2,940,477
1,481	Texas Capital Bancshares, Inc.(b)	116,036
129,963	Texas Roadhouse, Inc.	6,147,250
1,300	TFS Financial Corp.	20,774
600	Thermon Group Holdings, Inc.(b)	10,721
1,001	Thor Industries, Inc.	105,455
88,100	Tier REIT, Inc.	1,628,088
2,365	Tiffany & Co.	225,881
1,145	Tile Shop Holdings, Inc.	16,717
2,114	Time, Inc.	29,702
2,104	Timken Co. (The)	95,732
754	Tivity Health, Inc.(b)	29,896
1,003	TiVo Corp.	19,659
5,434	Toll Brothers, Inc.	209,698
415	Tompkins Financial Corp.	32,665
13,390	Tootsie Roll Industries, Inc.	498,108
1,090	Topbuild Corp.(b)	57,530
3,226	Torchmark Corp.	254,757
1,753	Toro Co. (The)	124,621
4,337	Total System Services, Inc.	275,226
53,129	TowneBank	1,662,938
1,299	Tractor Supply Co.	72,900
1,261	TransUnion(b)	57,792
371,264	TreeHouse Foods, Inc.(b)	31,494,325
587	Trex Co., Inc.(b)	44,148
10,791	TRI Pointe Group, Inc.(b)	143,520
2,390	Tribune Media Co.	100,739
35,490	TriCo Bancshares	1,309,581
750,000	TriMas Corp.(b)(d)	18,262,500
3,157	Trimble, Inc.(b)	118,167

94

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,596	Trinet Group, Inc.(b)	$55,860
6,964	Trinity Industries, Inc.	190,883
28,748	Trinseo SA	2,020,984
773	TripAdvisor, Inc.(b)	30,162
1,448	Triumph Group, Inc.	37,069
3,100	TrueBlue, Inc.(b)	79,205
148,150	TrustCo Bank Corp.	1,229,645
1,207	Trustmark Corp.	38,576
7,205	TTM Technologies, Inc.(b)	125,223
1,399	Tupperware Brands Corp.	84,933
9,300	Turning Point Brands, Inc.(b)	143,406
2,155	Tutor Perini Corp.(b)	57,323
525	Tyler Technologies, Inc.(b)	90,200
1,485	Ubiquiti Networks, Inc.(b)	80,933
2,356	UDR, Inc. REIT	92,096
11,800	UFP Technologies, Inc.(b)	340,430
1,399	UGI Corp.	70,608
411	Ultimate Software Group, Inc.(The)(b)	92,767
201,484	UMB Financial Corp.	14,035,375
57,900	UMH Properties, Inc. REIT	957,666
7,321	Umpqua Holdings Corp.	135,731
1,878	Under Armour, Inc. - Class A(b)	37,598
2,147	Under Armour, Inc. - Class C(b)	38,882
1,224	Unifi, Inc.(b)	40,098
354	UniFirst Corp.	50,357
1,779	Union Bankshares Corp.	54,953
1,492	Unit Corp.(b)	26,826
900	United Bankshares, Inc.	31,050
2,535	United Community Banks, Inc.	70,372
37,344	United Fire Group, Inc.	1,684,961
1,860	United Natural Foods, Inc.(b)	71,666
798	United Rentals, Inc.(b)	94,930
1,723	United States Cellular Corp.(b)	65,267
2,405	United States Steel Corp.	56,493
1,072	United Therapeutics Corp.(b)	137,645
34,100	Unitil Corp.	1,730,575
2,759	Univar, Inc.(b)	85,639
34,735	Universal Corp.	2,221,303
1,389	Universal Forest Products, Inc.	116,468
9,500	Universal Health Realty Income Trust REIT	736,060
211	Universal Health Services, Inc. - Class B	23,385
24,371	Universal Insurance Holdings, Inc.	581,248
405	Univest Corp. of Pennsylvania	12,353
6,879	Unum Group	344,844
5,190	Urban Outfitters, Inc.(b)	101,672
49,800	Urstadt Biddle Properties, Inc. - Class A REIT	1,042,812
364	US Concrete, Inc.(b)	28,519
13,400	US Ecology, Inc.	695,460
12,700	US Physical Therapy, Inc.	801,370
16,815	USANA Health Sciences, Inc.(b)	960,137
8,530	USG Corp.(b)	230,651
Shares		Value
UNITED STATES (continued)
6,400	Utah Medical Products Inc.	$442,240
487	Vail Resorts, Inc.	102,640
49,638	Valeant Pharmaceuticals International, Inc.(b)	817,778
8,739	Valley National Bancorp	103,819
291	Valmont Industries, Inc.	44,436
2,042	Valvoline, Inc.	46,292
1,489,500	Vantiv, Inc. - Class A(b)	94,657,725
22,438	Varex Imaging Corp.(b)	692,212
1,094	Varian Medical Systems, Inc.(b)	106,249
112,700	Vector Group Ltd.	2,268,651
732	Vectren Corp.	44,001
536	Vectrus, Inc.(b)	18,229
363	Veeco Instruments, Inc.(b)	11,180
1,828	Veeva Systems, Inc. - Class A(b)	116,553
7,844	Vereit, Inc. REIT	65,184
7,259	VeriFone Systems, Inc.(b)	141,623
57,656	Verint Systems, Inc.(b)	2,286,060
983	VeriSign, Inc.(b)	99,450
769	Veritiv Corp.(b)	28,568
35,918	Viad Corp.	1,923,409
1,213	ViaSat, Inc.(b)	80,167
12,000	Village Super Market, Inc. - Class A	296,760
490	Virtus Investment Partners, Inc.	57,722
330	Virtusa Corp.(b)	10,940
9,582	Vishay Intertechnology, Inc.	171,039
955	Visteon Corp.(b)	106,521
1,793	Vitamin Shoppe Inc.(b)	19,723
35,700	Vocera Communications, Inc.(b)	973,539
6,219	Voya Financial, Inc.	244,034
3,200	VSE Corp.	165,920
5,848	VWR Corp.(b)	192,984
3,334	Wabash National Corp.	63,613
895	WABCO Holdings, Inc.(b)	123,125
1,123,982	Wabtec Corp.(d)	84,703,284
5,214	Waddell & Reed Financial, Inc. - Class A	107,773
2,168	Walker & Dunlop, Inc.(b)	108,942
215,197	Washington Trust Bancorp, Inc.(d)	11,717,477
401,851	Waters Corp.(b)	69,697,037
49,200	Waterstone Financial Inc.	927,420
275	Watsco, Inc.	41,462
600	Watts Water Technologies, Inc. - Class A	38,640
372	WD-40 Co.	39,674
22,627	Web.com Group, Inc.(b)	496,663
790	WebMD Health Corp.(b)	52,338
2,743	Webster Financial Corp.	142,444
889	Weingarten Realty Investors REIT	28,857
500	Weis Markets, Inc.	23,655
1,015,600	Welbilt, Inc.(b)	19,794,044

95

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
841	WellCare Health Plans, Inc.(b)	$148,849
2,902	Wendy’s Co (The)	44,807
5,508	Werner Enterprises, Inc.	163,312
1,572	WesBanco, Inc.	60,098
3,331	Wesco Aircraft Holdings, Inc.(b)	36,141
3,219	WESCO International, Inc.(b)	164,974
6,400	West Bancorp, Inc.	147,200
30,000	West Corp.	701,100
469	West Pharmaceutical Services, Inc.	41,600
3,142	Western Alliance Bancorp(b)	158,294
4,140	Western Union Co. (The)	81,765
3,397	Westlake Chemical Corp.	239,013
220,353	WEX, Inc.(b)	23,947,964
10,600	Weyco Group, Inc.	295,528
300	White Mountains Insurance Group Ltd.	259,380
8,437	Whiting Petroleum Corp.(b)	44,294
8,029	Whole Foods Market, Inc.	335,291
2,316	Williams-Sonoma, Inc.	107,532
800	Winmark Corp.	106,440
1,190	Winnebago Industries, Inc.	43,792
3,444	Wintrust Financial Corp.	259,368
1,031,144	Wolverine World Wide, Inc.	29,078,261
276,270	Woodward, Inc.	19,322,324
408	World Acceptance Corp.(b)	30,833
2,115	World Fuel Services Corp.	68,399
1,662	Worthington Industries, Inc.	84,214
361	WP Carey, Inc. REIT	24,732
12,972	WPX Energy, Inc.(b)	139,838
4,362	WR Berkley Corp.	300,847
1,138	WR Grace & Co.	78,476
1,000	WSFS Financial Corp.	45,150
4,417	WW Grainger, Inc.	736,491
996,731	Wyndham Worldwide Corp.	104,028,814
876	Wynn Resorts Ltd.	113,302
113,400	Xenia Hotels & Resorts, Inc. REIT	2,304,288
19,657	Xerox Corp.	602,880
45,200	XO Group Inc.(b)	826,256
6,475	XPO Logistics, Inc.(b)	389,212
3,364	Xylem Inc.	190,840
3,973	Zayo Group Holdings, Inc.(b)	130,275
1,004	Zebra Technologies Corp. - Class A(b)	102,127
2,226	Zillow Group, Inc. - Class C(b)	100,526
13,017	Zions Bancorporation	589,930
23,592	Zynga, Inc. - Class A(b)	85,167
		3,391,443,626
Total Common Stocks (Cost $4,469,786,845)		5,902,449,596
Shares		Value
INVESTMENT COMPANY — 0.4%
24,669,522	SEI Daily Income Trust Government II Fund, Class A 0.82%(f)	$24,669,522
Total Investment Company (Cost $24,669,522)		24,669,522
EXCHANGE TRADED FUNDS — 2.6%
1,383,250	iShares Core S&P Small Cap Index Fund	97,947,933
495,750	Vanguard Small-Cap ETF	67,992,113
Total Exchange Traded Funds (Cost $145,178,334)		165,940,046
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG(b)(c)(d)	0
BRAZIL — 0.0%
1,866	Banco ABC Brasil SA Rights, Expire 08/03/17(b)	1,709
CHILE — 0.0%
18,012	Grupo Security SA Rights, Expire 08/24/17(b)	707
FRANCE — 0.0%
34,332	Etablissements Maurel et Prom Contingent Value Rights(b)(c)(d)	1,626
2,777	Gecina SA Rights, Expire 08/02/17(b)	8,245
		9,871
HONG KONG — 0.0%
4,976	Cheuk Nang Holdings Ltd. Warrants, Expire 06/21/18(b)	669
INDIA — 0.0%
2,204	Intellect Design Ltd. Arena Rights, Expire 08/09/17(b)(d)	830
MALAYSIA — 0.0%
26,860	LBS Bina Group Berhad Rights, Expire 07/28/17(b)(c)	31
SOUTH KOREA — 0.0%
420	Iljin Materials Co. Ltd. Rights, Expire 08/30/17(b)(d)	2,965
23,865	Sejong Telecom, Inc. Rights, Expire 08/03/17(b)	2,453

96

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
986	Ssangyong Cement industrial Co. Ltd. Rights, Expire 08/21/17(b)(d)	$925
		6,343
TAIWAN — 0.0%
10,488	Airtac International Group Rights, Expire 08/09/17(b)(d)	37,685
4,554	Long Chen Paper Co. Rights, Expire 08/14/17(b)(d)	679
		38,364
THAILAND — 0.0%
4,007	Buriram Sugar Public Co. Ltd. Rights, Expire 12/31/19(b)	0
7,158	TPI Polene Public Co. Ltd. Rights(b)(c)	0
20,785	Vibhavadi Medical Center Public Co. Ltd. Warrants, Expire 09/30/2022(b)(d)	0
		0
TURKEY — 0.0%
5,586	Boyner Perakende Ve Tekstil Yatirimlari AS Rights, Expire 09/11/17(b)	47,490
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)	0
Total Rights/Warrants (Cost $24,179)		106,014

Principal
Amount
U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Bank — 1.8%
$15,000,000	0.60%, 08/01/2017(g)	15,000,000
13,000,000	0.98%, 08/08/2017(g)	12,997,478
35,000,000	1.00%, 08/24/2017(g)	34,977,635
20,000,000	1.01%, 08/14/2017(g)	19,992,780
35,000,000	1.01%, 08/15/2017(g)	34,986,385
Total U.S. Government Agencies (Cost $117,954,121)		117,954,278

U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
11,000,000	0.90%, 08/03/2017(g)	10,999,428
Total U.S. Government Securities (Cost $10,999,450)		10,999,428
Shares		Value
CASH SWEEP — 1.4%
88,794,770	Citibank - US Dollars on Deposit in Custody Account, 0.08%(f)	$88,794,770
Total Cash Sweep (Cost $88,794,770)		88,794,770
TOTAL INVESTMENTS — 99.2% (Cost $4,857,407,221)(a)		$6,310,913,654
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		50,844,430
NET ASSETS — 100.0%		$6,361,758,084

(a)	Cost for federal income tax purposes is $4,862,177,187 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$1,649,217,649
Unrealized depreciation	(200,481,182)
Net unrealized appreciation	$1,448,736,467
(b)	Non-income producing security.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,334,351 which is 0.02% of net assets and the cost is $8,695,167.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $530,732,730 or 8.34% of net assets.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	The rate shown represents the current yield as of July 31, 2017.
(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

97

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	21.2%
Consumer Discretionary	16.0
Information Technology	12.9
Health Care	12.7
Consumer Staples	7.5
Materials	6.0
Banks	3.8
Diversified Financials	3.5
Real Estate	3.1
Insurance	2.4
Utilities	2.2
Energy	1.1
Telecommunication Services	0.4
Other*	7.2
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, U.S. government securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	July 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS — 10.5%
BELGIUM — 0.0%
24,233	Colruyt SA	$1,359,187
BERMUDA — 0.7%
47,577	Aspen Insurance Holdings Ltd.	2,321,758
231,532	Axis Capital Holdings Ltd.	14,952,337
19,737	Everest Re Group Ltd.	5,178,791
50,926	Renaissancere Holdings Ltd.	7,481,539
98,736	Validus Holdings, Ltd.	5,311,009
		35,245,434
BRAZIL — 0.0%
146,300	Fibria Celulose SA	1,552,445
CANADA — 0.0%
21,416	Waste Connections, Inc.	1,391,890
CHINA — 0.2%
1,831,000	China Lesso Group Holdings Ltd.	1,291,649
8,612,000	China SCE Property Holdings Ltd.	4,211,840
2,948,000	China Shenhua Energy Co. Ltd. - H Shares	7,344,712
		12,848,201
DENMARK — 0.0%
14,642	ALK-Abello A/S	2,307,387
EGYPT — 0.0%
85,356	Eastern Tobacco	1,476,423
FRANCE — 0.1%
16,105	BioMerieux	3,550,863
GERMANY — 0.2%
71,119	Daimler AG	4,991,649
6,181	Rational AG	3,885,716
		8,877,365
HONG KONG — 0.2%
4,772,000	Anxin-China Holdings Ltd.(b)(c)(d)	44,111
2,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
237,500	CK Infrastructure Holdings, Ltd.	2,215,122
2,689,500	Hopewell Highway Infrastructure Ltd.	1,652,788
154,000	VTech Holdings Ltd.	2,227,941
1,740,500	Yue Yuen Industrial Holdings Ltd.	7,186,348
		13,326,310
INDONESIA — 0.1%
257,300	Gudang Garam Tbk PT	1,469,568
391,000	Unilever Indonesia Tbk PT	1,436,464
		2,906,032
ISRAEL — 0.0%
3,402,861	Oil Refineries Ltd.	1,582,348
Shares		Value
JAPAN — 0.8%
51,700	Adastria Co. Ltd.	$1,292,441
158,900	Duskin Co. Ltd.	4,316,799
570,000	Fukuyama Transporting Co. Ltd.(b)	3,645,063
26,400	Kura Corp.	1,329,040
42,200	Mochida Pharmaceutical Co. Ltd.	2,943,607
98,700	Nikon Corp.	1,741,317
187,000	Nippon Kayaku Co. Ltd.	2,624,056
27,100	Nippon Telegraph & Telephone Corp.	1,324,949
437,700	NTT Data Corp.	4,776,208
361,000	Osaka Gas Co. Ltd.	1,445,703
28,800	Paramount Bed Holdings Co. Ltd.	1,314,019
250,800	Takasago Thermal Engineering Co. Ltd.(b)	4,190,427
58,400	Toyo Suisan Kaisha Ltd.	2,124,214
262,900	Yokogawa Electric Corp.	4,433,136
186,200	Zensho Holdings Co. Ltd.	3,369,486
		40,870,465
LUXEMBOURG — 0.0%
598,500	L’Occitane International SA	1,386,907
MALAYSIA — 0.0%
2,680,800	Sunway Real Estate Investment Trust, REIT(b)	1,070,692
MOROCCO AND ANTILLES — 0.1%
61,761	Attijariwafa Bank	2,920,730
5,000	Cosumar	150,329
		3,071,059
NETHERLANDS — 0.1%
127,785	Aalberts Industries NV	5,581,915
PAKISTAN — 0.1%
424,300	Engro Corp. Ltd.	1,305,830
196,550	Lucky Cement Ltd.	1,319,999
		2,625,829
QATAR — 0.1%
102,265	Ooredoo QSC	2,690,926
SINGAPORE — 0.0%
1,428,000	Mapletree Industrial Trust, REIT	1,954,721
SOUTH AFRICA — 0.0%
345,580	Gold Fields Ltd.	1,389,269
SOUTH KOREA — 0.2%
35,424	GS Retail Co. Ltd.	1,532,122
144,751	LG Display Co. Ltd.	4,093,981
225,721	LG Uplus Corp.	3,358,433
		8,984,536
SWITZERLAND — 0.1%
24,355	Schindler Holding AG	5,254,101

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
TAIWAN — 0.8%
9,065,000	Chang Hwa Commercial Bank Ltd.	$5,313,722
8,333,000	E.Sun Financial Holding Co. Ltd.	5,312,389
7,749,000	First Financial Holding Co. Ltd.	5,235,204
1,065,880	Foxconn Technology Co. Ltd.	3,205,176
1,367,000	Hon Hai Precision Industry Co. Ltd.	5,319,418
8,939,000	Hua Nan Financial Holdings Co. Ltd.	5,225,062
1,797,000	LCY Chemical Corp.	2,606,633
759,000	Novatek Microelectronics Corp.	2,890,663
2,262,000	Siliconware Precision Industries Co. Ltd.	3,726,863
2,011,000	Uni-President Enterprises Corp.	3,849,441
		42,684,571
UNITED ARAB EMIRATES — 0.0%
443,572	Emirates Telecommunications Group Co. PJSC	2,264,324
UNITED KINGDOM — 0.1%
507,704	Cineworld Group Plc	4,618,718
UNITED STATES — 6.6%
24,953	3M Co.	5,019,795
86,109	AGNC Investment Corp. REIT	1,823,789
117,986	Altria Group, Inc.	7,665,550
52,941	American Financial Group, Inc.	5,368,217
28,607	Amgen, Inc.	4,992,208
70,463	Amphenol Corp. - Class A	5,398,875
262,679	Annaly Capital Management, Inc., REIT	3,160,028
17,313	Anthem, Inc.	3,223,854
442,833	Apollo Investment Corp.	2,829,703
58,655	AptarGroup, Inc.	4,746,949
91,414	Arthur J Gallagher & Co.	5,374,229
566,407	AT&T, Inc.	22,089,873
42,594	Automatic Data Processing, Inc.	5,064,853
12,378	BlackRock, Inc.	5,279,588
157,370	Brinker International, Inc.	5,581,914
122,448	Brown & Brown, Inc.	5,461,181
15,995	Capella Education Co.	1,098,857
192,500	Capstead Mortgage Corp. REIT	1,882,650
19,880	Cardinal Health, Inc.	1,535,929
68,050	CBOE Holdings, Inc.	6,432,767
46,457	Cheesecake Factory, Inc. (The)	2,210,424
198,000	Cisco Systems, Inc.	6,227,100
69,631	Clorox Co. (The)	9,295,042
132,742	Conagra Brands, Inc.	4,545,086
16,475	Consolidated Edison, Inc.	1,365,119
16,366	Cracker Barrel Old Country Store, Inc.	2,544,095
104,142	Darden Restaurants, Inc.	8,735,431
57,949	Dr Pepper Snapple Group, Inc.	5,282,631
37,340	Equifax, Inc.	5,430,730
88,864	Equity Commonwealth REIT(d)	2,806,325
Shares		Value
UNITED STATES (continued)
54,870	Estee Lauder Cos., Inc. (The) - Class A	$5,431,581
26,219	General Dynamics Corp.	5,147,576
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
200,000	Gentex Corp.	3,404,000
65,000	Gilead Sciences, Inc.	4,945,850
46,408	IDEX Corp.	5,408,388
35,974	Illinois Tool Works, Inc.	5,061,902
50,151	Jack Henry & Associates, Inc.	5,382,205
45,240	JM Smucker Co. (The)	5,514,756
39,158	Johnson & Johnson	5,197,050
5,355	Lockheed Martin Corp.	1,564,356
111,611	Loews Corp.	5,433,223
66,664	Marsh & McLennan Cos., Inc.	5,197,792
54,252	McCormick & Co., Inc. - Non Voting Shares	5,170,216
62,188	Motorola Solutions, Inc.	5,639,208
1,672	National HealthCare Corp.	108,964
84,303	NIC, Inc.	1,369,924
78,636	NiSource, Inc.	2,049,254
4,913	Northrop Grumman Corp.	1,292,758
65,517	Northwest Natural Gas Co.	4,134,123
64,934	Omnicom Group, Inc.	5,112,903
45,914	PepsiCo, Inc.	5,354,032
22,794	ProAssurance Corp.	1,408,669
36,443	Quest Diagnostics, Inc.	3,947,141
25,231	Raytheon Co.	4,333,929
40,236	Reinsurance Group of America, Inc.	5,641,087
81,343	Republic Services, Inc.	5,223,847
31,884	Rockwell Automation, Inc.	5,261,817
95,557	RPM International, Inc.	4,956,542
102,278	Sonoco Products Co.	4,958,437
112,038	Southern Co. (The)	5,369,981
36,037	Stanley Black & Decker, Inc.	5,070,046
36,324	Stryker Corp.	5,343,260
65,851	T Rowe Price Group, Inc.	5,447,195
41,588	Target Corp.	2,356,792
29,456	Thermo Fisher Scientific, Inc.	5,170,412
41,983	Travelers Cos., Inc. (The)	5,377,602
110,523	Unum Group	5,540,518
8,475	Vail Resorts, Inc.	1,786,191
326,318	Verizon Communications, Inc.	15,793,791
121,263	Wal-Mart Stores, Inc.	9,699,827
49,928	Walt Disney Co. (The)	5,488,585
70,468	Waste Management, Inc.	5,295,670
76,966	WR Berkley Corp.	5,308,345
		359,431,287
Total Common Stocks (Cost $520,275,908)		570,303,205

100

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
CLOSED-END FUNDS — 5.7%
UNITED STATES — 5.7%
427,779	AllianceBernstein Global High Income Fund, Inc.(b)	$5,599,627
306,711	Apollo Tactical Income Fund, Inc.(b)	5,060,731
477,318	Ares Dynamic Credit Allocation Fund, Inc.(b)	7,842,335
113,906	Avenue Income Credit Strategies Fund(b)	1,668,723
394,105	Barings Global Short Duration High Yield Fund(b)	7,988,508
90,159	Barings Participation Investors(b)	1,283,864
319,790	BlackRock Credit Allocation Income Trust(b)	4,313,967
167,570	BlackRock Defined Opportunity Credit Trust(b)	1,466,238
715,000	BlackRock Income Trust, Inc.(b)	4,525,950
536,175	Blackrock Limited Duration Income Trust(b)	8,519,821
769,397	Blackrock Multi-Sector Income Trust(b)	14,218,456
1,029,422	Blackstone/GSO Strategic Credit Fund(b)	16,645,754
292,889	Brookfield Real Assets Income Fund, Inc(b)	7,005,905
628,845	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	16,840,469
196,550	Cohen & Steers Quality Income Realty Fund, Inc.	2,580,702
200,228	Cohen & Steers REIT and Preferred Income Fund, Inc.(b)	4,198,781
650,930	Doubleline Income Solutions Fund(b)	13,871,318
151,000	Dreyfus Strategic Municipals, Inc.(b)	1,377,120
106,106	Eaton Vance Municipal Income Trust(b)	1,380,439
113,768	First Trust High Income Long/Short Fund	1,953,397
578,105	First Trust Intermediate Duration Preferred & Income Fund(b)	14,394,814
72,621	Guggenheim Credit Allocation Fund(b)	1,692,795
226,895	Guggenheim Strategic Opportunities Fund(b)	4,794,291
215,060	Invesco Advantage Municipal Income Trust II(b)	2,544,160
1,285,711	Invesco Dynamic Credit Opportunities Fund(b)	15,479,960
2,651,677	Invesco Senior Income Trust(b)	12,065,130
100,000	Invesco Value Municipal Income Trust	1,535,000
Shares		Value
UNITED STATES (continued)
194,052	KKR Income Opportunities Fund(b)	$3,405,613
157,191	Legg Mason BW Global Income Opportunities Fund, Inc.(b)	2,139,369
450,701	NexPoint Credit Strategies Fund(b)	9,883,873
111,600	Nuveen Credit Strategies Income Fund	969,804
153,000	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	2,369,970
150,740	Nuveen Mortgage Opportunity Term Fund(b)	3,860,451
306,585	Nuveen Preferred & Income Term Fund(b)	7,710,613
1,331,320	Nuveen Preferred Securities Income Fund(b)	13,712,596
573,803	PIMCO Dynamic Credit Income Fund	13,180,255
98,157	PIMCO Dynamic Income Fund	3,025,199
915,384	PIMCO Income Strategy Fund II(b)	9,844,955
588,946	Pioneer Floating Rate Trust(b)	7,073,241
315,352	Pioneer Municipal High Income Advantage Trust(b)	3,667,544
782,733	Prudential Global Short Duration High Yield Fund, Inc.(b)	11,827,096
686,973	Prudential Short Duration High Yield Fund, Inc.(b)	10,538,166
111,873	Stone Harbor Emerging Markets Income Fund	1,882,823
1,766,093	Voya Prime Rate Trust(b)	9,430,937
1,195,400	Wells Fargo Advantage Income Opportunities Fund(b)	10,507,566
786,959	Western Asset High Income Fund II, Inc.(b)	5,784,149
Total Closed-End Funds (Cost $296,773,371)		311,662,475
EXCHANGE TRADED FUNDS — 15.2%
UNITED STATES — 15.2%
213,790	Consumer Discretionary Select Sector SPDR Fund	19,531,854
360,000	Energy Select Sector SPDR Fund	23,983,200
2,260,000	Financial Select Sector SPDR Fund	56,703,400
274,595	Health Care Select Sector SPDR Fund	21,937,395
400,000	iShares China Large-Cap ETF	17,016,000
610,000	iShares Edge MSCI Minimum Volatility USA ETF	30,451,200
135,000	iShares Global Healthcare ETF(b)	14,781,150
310,000	iShares MSCI Brazil Capped ETF	11,718,000
3,076,135	iShares MSCI EAFE ETF	205,885,716

101

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
500,000	iShares MSCI Emerging Markets Index Fund	$21,900,000
1,417,835	iShares MSCI Germany ETF	43,541,713
1,338,750	iShares MSCI Japan ETF	73,309,950
170,000	iShares Russell 1000 Value ETF	19,924,000
1,256,000	iShares US Preferred Stock ETF	49,298,000
45,000	SPDR S&P 500 ETF Trust	11,104,650
344,600	SPDR S&P Dividend ETF	30,979,540
492,107	Technology Select Sector SPDR Fund	28,128,836
1,680,000	Vanguard FTSE Europe ETF	95,256,000
175,000	WisdomTree Europe Hedged Equity Fund	10,851,750
779,760	WisdomTree Japan Hedged Equity Fund	40,781,448
Total Exchange Traded Funds (Cost $760,914,053)		827,083,802

PREFERRED STOCKS — 0.5%
UNITED STATES — 0.5%
12,151	Atrium XIII Warehouse, 10.15%(b)(e)	12,150,874
6,634	Cedar Funding VII CLO Ltd., 9.15%(b)(e)	6,634,250
104,500	New York Community Capital Trust V, 6.00%(b)	5,291,880
Total Preferred Stocks (Cost $23,876,050)		24,077,004
RIGHTS/WARRANTS — 0.0%
MOROCCO AND ANTILLES — 0.0%
37,590	Cosumar Rights, expire 08/04/17(b)(d)	565,086
Total Rights/Warrants (Cost $497,426)		565,086

Principal Amount
BANK LOANS — 0.3%
UNITED STATES — 0.3%
$15,400,000	Lone Star LPST Future Funding Term Loan, 3.42%, 10/09/18(b)(e)	15,323,000
Total Bank Loans (Cost $15,400,000)		15,323,000
Principal
Amount			Value
CORPORATE BONDS — 11.1%
ARGENTINA — 0.0%
$1,000,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(f)	$1,040,000
850,000		Arcor SAIC, 6.00%, 07/06/23(f)	905,250
			1,945,250
AUSTRIA — 0.3%
1,400,000(g	)	Raiffeisen Bank International AG, 6.13%, 12/15/49(f)(h)	1,684,196
12,000,000(g	)	Steinhoff Finance Holding GmbH., Cnv, 1.25%, 08/11/22(f)	14,120,321
			15,804,517
BERMUDA — 0.1%
7,000,000(i	)	Celestial Nutrifoods Ltd., Cnv., 16.00%, 12/31/49(b)(c)(d)(j)(k)	0
1,540,000		Digicel Ltd., 6.75%, 03/01/23(f)	1,472,625
1,150,000		Ooredoo International Finance Ltd., 4.75%, 02/16/21(f)	1,221,760
950,000		Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(f)	931,190
			3,625,575
BRAZIL — 0.1%
1,225,000(l	)	Votorantim Cimentos SA, 3.50%, 07/13/22(f)	1,458,271
844,000		Votorantim SA, 6.63%, 09/25/19(f)	894,640
			2,352,911
BULGARIA — 0.0%
1,500,000(l	)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(f)	1,799,062
CANADA — 0.1%
150,000		GFL Environmental, Inc, 5.63%, 05/01/22(e)	154,875
800,000		Lions Gate Entertainment Corp., 5.88%, 11/01/24(e)	840,000
425,000		Telesat Canada / Telesat LLC, 8.88%, 11/15/24(e)	479,188
200,000		Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(e)	210,999
600,000		Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(e)	639,000
			2,324,062

102

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount			Value
CAYMAN ISLANDS — 0.1%
$1,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	$1,027,500
850,000		Suzano Trading Ltd., 5.88%, 01/23/21(f)	910,563
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(f)	338,250
3,350,000		Vale Overseas, Ltd., 5.88%, 06/10/21	3,655,688
			5,932,001
CZECH REPUBLIC — 0.0%
725,000(l	)	EP Energy AS, 4.38%, 05/01/18(f)	884,858
DENMARK — 0.0%
310,000(g	)	Norican A/S, 4.50%, 05/15/23(f)	369,839
DOMINICAN REPUBLIC — 0.0%
920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(f)	990,012
FINLAND — 0.0%
525,000(g	)	SATO Oyj, 2.38%, 03/24/21(f)	652,062
FRANCE — 0.7%
600,000(g	)	Areva SA, 3.25%, 09/04/20(f)	750,212
200,000(g	)	Areva SA, 3.50%, 03/22/21	254,393
225,000(g	)	Banijay Group SAS, 4.00%, 07/01/22(f)	275,011
5,000,000		Carrefour SA., Cnv., 0.70%, 06/14/23(j)	4,800,000
1,100,000(g	)	Casino Guichard Perrachon SA, 4.50%, 03/07/24(f)	1,458,835
800,000(g	)	Electricite de France SA, 4.13%, 01/29/49(f)(h)	1,007,384
900,000(g	)	Electricite de France SA, 4.25%, 12/29/49(f)(h)	1,132,453
425,000(g	)	Loxam SAS, 6.00%, 04/15/25(f)	545,355
1,500,000(g	)	NEW Areva Holding SA, 4.88%, 09/23/24	2,005,611
1,650,000(g	)	Numericable-SFR SAS, 5.63%, 05/15/24(f)	2,123,221
5,000,000(m	)	Orange SA., Cnv., 0.38%, 06/27/21	6,702,554
5,000,000(g	)	Rallye SA., Cnv, 5.25%, 02/01/22(b)(f)	6,661,813
275,000(g	)	Solvay Finance SA, 5.87%, 06/03/49(f)(h)	380,040
275,000(g	)	Solvay Finance SA, 5.43%, 11/12/49(f)(h)	372,302
Principal
Amount			Value
FRANCE (continued)
$30,000,000(g	)	Veolia Environnement SA., Cnv, 30.70%, 03/15/21(b)(f)(j)	$10,522,764
			38,991,948
GERMANY — 0.2%
550,000(g	)	DEMIRE Deutsche Mittelstand Real Estate AG, 2.88%, 07/15/22(f)	658,484
325,000(g	)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 3.25%, 09/15/23(f)(n)	397,218
200,000(g	)	IHO Verwaltungs GmbH, 3.75% cash or 4.50% payment-in-kind interest, 3.75%, 09/15/26(f)(n)	247,411
2,200,000(m	)	RWE AG, 7.00%, 03/20/49(f)(h)	3,094,200
660,119(g	)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(f)	810,813
1,650,000(g	)	Senvion Holding GmbH, 3.88%, 10/25/22(f)	1,992,329
475,000(g	)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(f)	613,012
850,000		ZF North America Capital, Inc., 4.50%, 04/29/22(e)	892,500
			8,705,967
GUERNSEY — 0.0%
1,050,000(g	)	Globalworth Real Estate Investments, Ltd., REIT, 2.88%, 06/20/22(f)	1,260,641
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 12/31/49(b)(c)(d)(j)(k)	0
HUNGARY — 0.0%
775,000(g	)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(f)	973,718
INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(f)	877,040
IRELAND — 0.1%
525,000(l	)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 05/15/24(f)	697,135
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(f)	658,067
975,000		Novolipetsk Steel via Steel Funding Ltd., 4.50%, 06/15/23(f)	996,938
1,750,000		Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(f)	1,763,930

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount			Value
IRELAND (continued)
$975,000(o	)	Russian Railways via RZD Capital Plc, 2.18%, 02/26/18	$1,013,942
450,000		Smurfit Kappa Acquisitions, 4.88%, 09/15/18(e)	463,500
			5,593,512
ITALY — 0.1%
2,625,000(m	)	Enel SpA, 7.75%, 09/10/75(f)(h)	3,940,645
900,000(g	)	Schumann SpA, 7.00%, 07/31/23(f)	1,070,640
			5,011,285
JERSEY CHANNEL ISLANDS — 0.3%
1,600,000(l	)	Adient Global Holdings Ltd., 3.50%, 08/15/24(f)	1,948,529
825,000(g	)	Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(f)	1,121,585
1,200,000(l	)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25(f)	1,419,777
1,000,000(l	)	LHC3 Plc, 4.13% cash or 4.88 payment-in-kind interest, 4.13%, 08/15/24(f)(n)	1,197,765
1,375,000(l	)	Lincoln Finance Ltd., 6.88%, 04/15/21(f)	1,743,695
350,000(l	)	Mercury Bondco Plc, 7.13% cash or 7.88% payment-in-kind interest, 7.13%, 05/30/21(f)(n)	432,639
1,700,000(l	)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 8.25%, 05/30/21(f)(n)	2,123,964
5,000,000(m	)	Remgro Jersey GBP Ltd., Cnv., 2.63%, 03/22/21	6,646,480
			16,634,434
LUXEMBOURG — 0.7%
125,000(g	)	Altice Financing SA, 6.50%, 01/15/22(f)	155,558
1,000,000		Altice Finco SA, 8.13%, 01/15/24(e)	1,085,000
2,375,000(g	)	Altice Luxembourg SA, 7.25%, 05/15/22(f)	2,986,336
700,000(m	)	Cabot Financial Luxembourg SA, 6.50%, 04/01/21(f)	951,916
675,000(g	)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(f)	843,402
1,280,000(g	)	Crystal Almond SARL, 10.00%, 11/01/21(f)	1,647,781
269,247(g	)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 9.00%, 11/15/20(f)(n)	323,961
Principal
Amount			Value
LUXEMBOURG (continued)
$1,200,000(g	)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(f)	$1,519,994
125,000(m	)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(f)	177,294
855,000(m	)	Gazprom OAO Via Gaz Capital SA, 5.34%, 09/25/20(f)	1,214,445
800,000		Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(f)	883,936
1,820,000(o	)	Gazprom OAO Via Gaz Capital SA, 2.25%, 07/19/22	1,898,206
975,000(g	)	Glencore Finance Europe SA, 2.75%, 04/01/21(f)	1,243,894
600,000(g	)	Grand City Properties SA, 3.75%, 12/18/49(h)	745,174
2,200,000(g	)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(f)	3,139,546
800,000(g	)	INEOS Group Holdings SA, 5.38%, 08/01/24(f)	1,013,363
1,000,000		Intelsat Jackson Holdings SA, 8.00%, 02/15/24(e)	1,086,250
475,000		Intelsat Jackson Holdings SA, 9.75%, 07/15/25(e)	490,438
1,450,000(g	)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21(f)	1,765,919
825,000(g	)	Lecta SA, 6.50%, 08/01/23(f)	1,018,357
1,475,000(o	)	Matterhorn Telecom SA, 3.63%, 05/01/22(f)	1,567,059
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(f)	975,000
400,000(g	)	SES SA, 4.63%, 01/02/49(f)(h)	509,080
2,150,000(g	)	SES SA, 5.63%, 12/29/49(f)(h)	2,850,149
1,000,000(g	)	Takko Luxembourg 2 SCA, 9.88%, 04/15/19(f)	1,160,120
900,000(g	)	Telecom Italia Finance SA, 7.75%, 01/24/33	1,582,453
125,000(g	)	Telecom Italia Finance SA, 7.75%, 01/24/33	219,785
900,000		Ultrapar International SA, 5.25%, 10/06/26(f)	918,846
1,000,000		VM Holding SA, 5.38%, 05/04/27(f)	1,037,500
1,600,000(g	)	Wind Acquisition Finance SA, 7.00%, 04/23/21(f)	1,978,928
			36,989,690
NETHERLANDS — 0.7%
1,000,000		AT Securities BV, 5.25%, 06/21/49(f)(h)	981,250
2,000,000(g	)	ATF Netherlands BV, 3.75%, 01/20/43(f)(h)	2,400,360

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount			Value
NETHERLANDS (continued)
$5,000,000(g	)	Bayer Capital Corp. BV., Cnv., 5.63%, 11/22/19(e)	$6,892,653
850,000(g	)	Constellium NV, 7.00%, 01/15/23(f)	1,063,783
1,600,000(g	)	Digi Communications NV, 5.00%, 10/15/23(f)	1,996,922
950,000		Embraer Netherlands Finance BV, 5.05%, 06/15/25	993,621
925,000		Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	960,844
600,000		Majapahit Holding BV, 7.75%, 01/20/20(f)	672,780
200,000(g	)	Maxeda DIY Holding BV, 6.13%, 07/15/22(f)	242,974
700,000(g	)	NE Property Cooperatief UA, 3.75%, 02/26/21(f)	899,522
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	262,725
800,000		Petrobras Global Finance BV, 8.75%, 05/23/26	940,000
1,800,000		Petrobras Global Finance BV, 7.25%, 03/17/44	1,809,000
400,000(g	)	Repsol International Finance BV, 3.88%, 03/25/49(f)(h)	500,746
4,000,000(g	)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(b)(f)	4,714,824
1,000,000(g	)	Telefonica Europe BV, 7.63%, 09/18/21(f)(h)	1,421,810
600,000(g	)	Telefonica Europe BV, 5.88%, 03/31/49(f)(h)	814,099
800,000(m	)	Telefonica Europe BV, 6.75%, 11/26/49(f)(h)	1,167,612
700,000(g	)	TenneT Holding BV, 3.00%, 06/01/49(f)(h)	845,449
2,000,000		VimpelCom Holdings BV, 3.95%, 06/16/21(f)	2,007,500
400,000(g	)	Volkswagen International Finance NV, 3.75%, 03/24/49(f)(h)	491,773
800,000(g	)	Volkswagen International Finance NV, 3.88%, 06/14/49(f)(h)	922,149
750,000(g	)	Volkswagen International Finance NV, 5.13%, 09/04/49(f)(h)	971,972
600,000(g	)	Vonovia Finance BV, 4.00%, 12/17/49(f)(h)	767,128
1,350,000(g	)	Ziggo Secured Finance BV, 4.25%, 01/15/27(f)	1,694,477
			36,435,973
NORWAY — 0.0%
575,000(g	)	Nassa Topco AS, 2.88%, 04/06/24(f)	706,946
Principal
Amount			Value
PERU — 0.0%
$800,000		InRetail Consumer, 5.25%, 10/10/21(f)	$832,400
SLOVENIA — 0.0%
675,000(g	)	United Group BV, 4.05%, 07/01/23(f)(h)	804,856
750,000(g	)	United Group BV, 4.88%, 07/01/24(f)	882,298
			1,687,154
SPAIN — 0.2%
400,000(g	)	Bankia SA, 6.00%, 10/18/49(f)(h)	479,830
800,000(g	)	CaixaBank SA, 3.50%, 02/15/27(f)(h)	1,010,154
2,000,000(g	)	Corp. Economica Delta SA, Cnv., 1.00%, 12/01/23(b)(f)	2,458,745
800,000(g	)	Ibercaja Banco SA, 5.00%, 07/28/25(f)(h)	968,648
1,000,000(g	)	Naviera Armas SA, 6.50%, 07/31/23(f)(h)	1,275,247
5,000,000(g	)	Telefonica Participaciones SAU., Cnv., 0.03%, 03/09/21(j)	5,942,657
			12,135,281
SWEDEN — 0.2%
550,000(l	)	Intrum Justitia AB, 2.75%, 07/15/22(f)	659,951
1,300,000(l	)	Intrum Justitia AB, 3.13%, 07/15/24(f)	1,554,809
57,000,000(g	)	Recipharm AB., Cnv, 2.75%, 10/06/21(b)(f)	6,632,750
			8,847,510
TURKEY — 0.1%
850,000		Tupras Turkiye Petrol Rafinerileri AS, 4.13%, 05/02/18(f)	855,100
1,100,000		Turk Telekomunikasyon AS, 4.88%, 06/19/24(f)	1,108,936
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(f)	1,316,999
			3,281,035
UNITED ARAB EMIRATES — 0.0%
775,000		DAE Funding LLC, 5.00%, 08/01/24(e)	791,469
UNITED KINGDOM — 0.5%
975,000(g	)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(f)	1,366,816
100,000(g	)	Cognita Financing Plc, 7.75%, 08/15/21(f)	137,416

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount			Value
UNITED KINGDOM (continued)
$350,000(g	)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(f)	$515,395
525,000(g	)	Drax Finco Plc, 4.25%, 05/01/22(f)	708,304
450,000(g	)	Drax Finco Plc, 4.29%, 05/01/22(f)(h)	605,605
3,000,000		Inmarsat Plc, Cnv., 3.88%, 09/09/23(f)	3,507,000
1,340,000(l	)	Inovyn Finance Plc, 6.25%, 05/15/21(f)	1,655,830
1,075,000(l	)	International Game Technology Plc, 4.75%, 02/15/23(f)	1,385,573
170,000(g	)	Iron Mountain Europe Plc, REIT, 6.13%, 09/15/22(f)	235,692
150,000		j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 6.00%, 07/15/25(e)	156,188
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(e)	1,385,312
625,000(g	)	Jerrold Finco Plc, 6.25%, 09/15/21(f)	855,549
650,000(g	)	Jerrold Finco Plc, 6.13%, 01/15/24(f)	861,662
540,000(g	)	Kirs Midco 3 Plc, 8.38%, 07/15/23(f)	715,219
375,000(g	)	Newday Bondco Plc, 7.38%, 02/01/24(f)	479,217
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(d)(e)(k)	62,999
575,000(g	)	Pizzaexpress Financing 2 Plc, 6.63%, 08/01/21(f)	747,536
1,100,000(l	)	TA Manufacturing Ltd., 3.63%, 04/15/23(f)	1,340,227
725,000(l	)	Thomas Cook Group Plc, 6.25%, 06/15/22(f)	928,200
450,000(l	)	Titan Global Finance Plc, 3.50%, 06/17/21(f)	569,966
875,000(l	)	Travelex Financing Plc, 8.00%, 05/15/22(f)	1,028,053
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(f)	985,625
1,150,000(g	)	Virgin Media Finance Plc, 6.38%, 10/15/24(f)	1,631,109
5,000,000(g	)	Vodafone Group Plc, Cnv., 0.79%, 11/26/20(f)(j)	6,505,304
			28,369,797
UNITED STATES — 6.6%
5,000,000		Aceto Corp., Cnv, 2.00%, 11/01/20(b)	4,759,375
900,000		AK Steel Corp., 7.63%, 10/01/21	939,375
Principal
Amount			Value
UNITED STATES (continued)
$11,000,000		Akamai Technologies, Inc., Cnv., 0.80%, 02/15/19(j)	$10,731,875
1,425,000(l	)	Alliance Data Systems Corp., 4.50%, 03/15/22(f)	1,745,904
775,000(l	)	Alliance Data Systems Corp., 5.25%, 11/15/23(f)	977,718
14,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	14,052,500
4,000,000		Apollo Commercial Real Estate Finance, Inc., Cnv. REIT, 5.50%, 03/15/19	4,305,000
5,000,000		Ares Capital Corp., Cnv., 3.75%, 02/01/22(e)	5,053,125
1,125,000		Belo Corp., 7.75%, 06/01/27	1,282,500
4,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	4,065,000
6,000,000		CalAmp Corp., Cnv., 1.63%, 05/15/20	5,977,500
13,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20(b)	12,398,750
1,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(e)	1,062,500
250,000		CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(e)	254,999
1,000,000		Cemex Finance LLC, 9.38%, 10/12/22(e)	1,062,000
840,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(e)	854,700
1,875,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 05/01/47(e)	1,943,874
1,000,000		Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24	1,145,000
375,000		Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(e)	390,469
850,000		CHS/Community Health Systems, Inc., 6.25%, 03/31/23	871,250
8,000,000		Colony Capital, Inc., Cnv. REIT, 3.88%, 01/15/21	8,195,000
5,000,000		Cornerstone OnDemand, Inc., Cnv., 1.50%, 07/01/18	5,087,500
1,500,000		CSC Holdings LLC, 6.75%, 11/15/21	1,668,750
850,000		CSC Holdings LLC, 10.88%, 10/15/25(e)	1,060,375

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$12,000,000		CSG Systems International, Inc., Cnv, 4.25%, 03/15/36(b)	$13,020,000
1,000,000		DISH DBS Corp., 5.88%, 11/15/24	1,084,750
1,000,000		Dollar Tree, Inc., 5.75%, 03/01/23	1,058,750
4,000,000		Echo Global Logistics, Inc., Cnv, 2.50%, 05/01/20	3,730,000
7,000,000		Envestnet, Inc., Cnv., 1.75%, 12/15/19(b)	6,829,375
9,000,000		Extra Space Storage LP, Cnv., 3.13%, 10/01/35(e)	9,742,500
10,000,000		Finisar Corp., Cnv, 0.50%, 12/15/36(e)	9,968,750
650,000		First Quality Finance Co., Inc., 5.00%, 07/01/25(e)	670,995
1,000,000		Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,000,000
875,000(l	)	Gates Global LLC / Gates Global Co., 5.75%, 07/15/22(f)	1,061,717
16,426,000		Huron Consulting Group, Inc., Cnv., 1.25%, 10/01/19(b)	15,276,180
2,000,000		Knowles Corp., Cnv., 3.25%, 11/01/21	2,220,000
700,000(l	)	Levi Strauss & Co., 3.38%, 03/15/27	857,677
21,318,048		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	14,549,568
525,000		Molina Healthcare, Inc., 4.88%, 06/15/25(e)	534,188
900,000		MPH Acquisition Holdings LLC, 7.13%, 06/01/24(e)	974,250
1,000,000(l	)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	1,224,454
650,000(l	)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	850,396
275,000		NGPL PipeCo. LLC, 4.88%, 08/15/27(e)	282,906
10,600,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	10,606,625
5,000,000		Nuance Communications, Inc., Cnv., 1.50%, 11/01/35	5,128,125
14,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35	13,501,250
3,000,000		ON Semiconductor Corp., Cnv., 1.00%, 12/01/20	3,225,000
500,000(l	)	Quintiles IMS, Inc, 3.50%, 10/15/24(f)	615,660
9,500,000		Redwood Trust, Inc., Cnv., REIT, 4.63%, 04/15/18	9,606,875
Principal
Amount			Value
UNITED STATES (continued)
$3,000,000		Restoration Hardware Holdings, Inc., Cnv., 2.90%, 06/15/19(e)(j)	$2,666,250
325,000(l	)	Silgan Holdings, Inc., 3.25%, 03/15/25(f)	395,756
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(e)	3,471,388
15,000,000		Spirit Realty Capital, Inc., Cnv. REIT, 2.88%, 05/15/19	14,953,125
725,000		Sprint Communications, Inc., 7.00%, 08/15/20	792,063
2,100,000		Sprint Corp., 7.63%, 02/15/25	2,367,750
1,475,000		Standard Industries, Inc., 5.50%, 02/15/23(e)	1,556,125
14,000,000		Starwood Property Trust, Inc., Cnv. REIT, 3.75%, 10/15/17	14,043,750
7,000,000		Starwood Property Trust, Inc., Cnv. REIT, 4.38%, 04/01/23	7,091,875
2,000,000		Synaptics, Inc., Cnv., 0.50%, 06/15/22(e)	2,052,500
1,000,000		T-Mobile USA, Inc., 6.50%, 01/15/26	1,112,500
19,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	17,955,000
10,500,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20(h)	11,694,375
8,000,000		VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	8,035,000
14,000,000		Verint Systems, Inc., Cnv., 1.50%, 06/01/21(b)	13,553,750
3,000,000		Washington Mutual Bank, 5.55%, 12/31/49(d)(k)	675,000
42,119,000		Washington Mutual Bank, 4.30%, 12/31/49(d)(j)(k)	9,476,775
21,131,000		Washington Mutual Bank, 4.44%, 12/31/49(d)(j)(k)	4,754,475
9,840,000		Washington Mutual Bank, 6.00%, 12/31/49(d)(j)(k)	2,214,000
11,500,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	11,377,813
12,000,000		WebMD Health Corp., Cnv.,, 2.63%, 06/15/23	11,985,000
900,000		XPO Logistics, Inc., 6.13%, 09/01/23(e)	936,000
			360,665,300
Total Corporate Bonds (Cost $601,406,165)			605,471,249

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
ASSET-BACKED SECURITIES — 13.2%
CAYMAN ISLANDS — 5.8%
$11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 6.85%, 07/15/26(b)(e)(h)	$10,108,987
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 11.30%, 07/15/26(b)(e)(h)	3,147,789
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DRR, 6.75%, 07/15/26(e)(h)	2,785,989
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, 8.44%, 10/15/28(e)(h)	1,028,562
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class D, 6.65%, 07/15/27(e)(h)	1,955,835
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, 5.45%, 01/15/28(e)(h)	1,113,574
1,000,000	ALM Loan Funding Ltd., Series 2016-18A, Class D, 8.90%, 07/15/27(e)(h)	1,010,356
750,000	American Money Management Corp. CLO 18 Ltd., Series 2016-18A, Class E1, 7.87%, 05/26/28(e)(h)	753,099
2,000,000	American Money Management Corp. CLO Ltd., Series 2015-17A, Class E, 7.93%, 11/15/27(e)(h)	2,004,001
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, 6.20%, 05/26/28(e)(h)	1,010,791
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E2, 8.45%, 05/26/28(e)(h)	1,004,471
1,000,000	Anchorage Capital CLO Ltd., Series 2012-1A, Class DR, 8.55%, 01/13/27(e)(h)	1,007,454
5,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class ER, 7.65%, 07/15/30(h)	5,244,601
4,940,000	Anchorage Capital CLO Ltd., Series 2016-8A, Class E, 7.81%, 07/28/28(e)(h)	5,006,192
1,000,000	Anchorage Capital CLO Ltd., Series 2016-9A, Class E, 8.55%, 01/15/29(e)(h)	1,001,410
500,000	Annisa CLO Ltd., Series 2016-2A, Class E, 8.56%, 07/20/28(e)(h)	501,873
1,000,000	Apartment Investment and Management Co. CLO., Series 2015-AA, Class E, 9.12%, 01/15/28(h)	1,007,630
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 6.75%, 10/17/26(e)(h)	3,505,863
1,000,000	Apidos CLO XV, Series 2013-15A, Class D, 6.06%, 10/20/25(e)(h)	995,252
Principal
Amount		Value
CAYMAN ISLANDS (continued)
$5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 6.51%, 07/22/26(e)(h)	$5,013,386
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 6.90%, 01/16/27(e)(h)	2,485,436
2,000,000	Apidos CLO XX, Series 2015-20A, Class E, 7.85%, 01/16/27(h)	1,902,287
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, 7.31%, 10/20/27(e)(h)	988,185
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, 7.25%, 01/14/27(e)(h)	2,526,070
5,250,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 7.45%, 12/05/25(e)(h)	5,250,157
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.55%, 07/18/28(e)(h)	3,544,428
4,000,000	Ares XXXVII CLO Ltd., Series 2015- 4A, Class D1, 8.10%, 10/15/26(e)(h)	4,021,648
3,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 8.32%, 10/15/26(e)(h)	3,006,047
1,000,000	Atrium VIII, Series 8A, Class DR, 5.31%, 10/23/24(e)(h)	1,000,166
1,750,000	Atrium VIII, Series 8A, Class ER, 8.56%, 10/23/24(e)(h)	1,763,432
5,000,000	Atrium VIII, Series 8A, Class SUB, 1.00%, 10/23/24(e)(h)	3,682,422
5,000,000	Atrium XI, Series 11A, Class E, 6.41%, 10/23/25(e)(h)	4,950,105
2,000,000	Atrium XII, Series 12A, Class E, 7.26%, 10/22/26(e)(h)	1,998,323
750,000	Babson CLO Ltd., Series 2015-2A, Class E, 6.86%, 07/20/27(e)(h)	735,938
2,500,000	Babson CLO Ltd., Series 2016-1A, Class E, 7.86%, 04/23/27(e)(h)	2,513,572
1,000,000	Babson CLO Ltd., Series 2016-2A, Class E, 8.21%, 07/20/28(e)(h)	1,011,691
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 5.20%, 07/15/28(e)(h)	1,995,618
2,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.85%, 04/18/27(e)(h)	2,225,181
2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 5.21%, 01/20/28(e)(h)	2,261,132
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, 6.81%, 01/20/28(e)(h)	1,225,530
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.75%, 07/15/26(e)(h)	999,862

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
CAYMAN ISLANDS (continued)
$1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 6.50%, 11/30/26(e)(h)	$1,232,621
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, 5.05%, 04/13/27(e)(h)	1,002,417
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.75%, 04/13/27(e)(h)	1,483,737
500,000	BlueMountain CLO Ltd., Series 2015-2A, Class E, 6.65%, 07/18/27(e)(h)	490,634
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, 5.36%, 01/20/27(e)(h)	1,003,732
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class E, 7.81%, 01/20/27(e)(h)	1,007,694
1,000,000	BlueMountain CLO Ltd., Series 2016-2A, Class D, 8.17%, 08/20/28(e)(h)	1,023,641
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class E, 8.16%, 10/20/29(e)(h)	1,016,074
2,000,000	Canyon Capital CLO Ltd., Series 2012-1A, Class DR, 5.40%, 01/15/26(e)(h)	2,036,208
1,000,000	Canyon Capital CLO Ltd., Series 2016-1A, Class E, 8.80%, 04/15/28(e)(h)	999,912
1,000,000	Canyon Capital CLO Ltd., Series 2016-2A, Class E, 8.05%, 10/15/28(e)(h)	997,882
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 6.61%, 04/20/27(e)(h)	1,482,328
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class D, 6.62%, 04/27/27(e)(h)	997,271
2,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class D, 7.01%, 07/28/28(e)(h)	2,506,720
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, 7.41%, 10/20/27(e)(h)	1,001,705
2,007,624	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 9.81%, 10/20/27(e)(h)	1,910,471
750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, 8.91%, 04/20/27(e)(h)	765,408
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.31%, 10/20/29(e)(h)	1,016,021
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.97%, 12/05/24(e)(h)	1,500,109
Principal
Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	CIFC Funding Ltd., Series 2014-1A, Class E, 5.80%, 04/18/25(e)(h)	$967,959
2,500,000	CIFC Funding Ltd., Series 2014-2A, Class B1L, 4.69%, 05/24/26(e)(h)	2,499,763
2,000,000	CIFC Funding Ltd., Series 2014-3A, Class E, 7.36%, 10/19/27(e)(h)	1,998,178
1,000,000	CIFC Funding Ltd., Series 2014-5A, Class E2, 7.55%, 01/17/27(e)(h)	1,004,978
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, 8.06%, 10/21/28(e)(h)	3,265,161
1,000,000	Cole Park CLO Ltd., Series 2015-1A, Class E, 7.41%, 10/20/28(e)(h)	997,434
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.31%, 07/20/26(e)(h)	970,625
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class DR, 4.70%, 10/15/26(e)(h)	998,983
1,000,000	Dryden Senior Loan Fund, Series 2016-43A, Class E, 8.56%, 07/20/29(e)(h)	1,012,591
1,500,000	Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, 7.81%, 01/20/28(e)(h)	1,510,599
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.85%, 04/18/27(e)(h)	1,998,802
962,500	Highbridge Loan Management Ltd., Series 2015-5A, Class E, 6.66%, 01/29/26(e)(h)	949,018
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 6.76%, 05/05/27(e)(h)	969,005
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, 4.93%, 11/15/26(e)(h)	1,006,045
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class E, 6.93%, 11/15/26(e)(h)	993,111
1,750,000	Highbridge Loan Management Ltd., Series 2016-10A, Class D, 7.81%, 01/20/28(e)(h)	1,732,843
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, 6.16%, 04/20/27(e)(h)	514,074
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A, Class E, 9.21%, 04/20/27(e)(h)	1,011,809
1,000,000	Highbridge Loan Management Ltd., Series 2016-9A, Class D2, 7.76%, 07/19/27(e)(h)	998,759
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 6.30%, 04/15/27(b)(e)(h)	20,392,639

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(b)(e)(h)	$12,776,385
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 7.81%, 07/20/27(b)(e)(h)	6,919,562
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 7.38%, 07/20/27(b)(e)(h)	4,393,628
1,000,000	LCM Ltd. Partnership XVII LP, Series -17A, Class D, 4.80%, 10/15/26(e)(h)	1,002,667
1,500,000	LCM Ltd. Partnership XVIII LP, Series -18A, Class D, 5.11%, 04/20/27(e)(h)	1,496,923
1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 6.66%, 04/20/27(e)(h)	968,151
500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 4.60%, 04/20/27(e)(j)	303,701
1,350,000	LCM Ltd. Partnership XXI LP, Series -21A, Class D, 6.41%, 04/20/28(e)(h)	1,362,751
750,000	LCM XX LLC, Series 20A, Class E, 7.41%, 10/20/27(h)	749,180
1,000,000	LCM XXI LP, Series -21A, Class E, 8.96%, 04/20/28(e)(h)	1,026,831
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.76%, 01/22/28(e)(h)	1,003,624
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, 6.81%, 04/20/26(h)	1,997,392
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.72%, 04/27/27(e)(h)	1,019,701
1,000,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class D, 5.25%, 01/15/28(e)(h)	1,000,186
3,250,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class E, 7.75%, 01/15/28(e)(h)	3,252,692
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 4.96%, 04/22/29(e)(h)	622,592
1,000,000	Neuberger Berman CLO XVIII Ltd, Series 2014-18A, Class CR, 5.57%, 11/14/27(h)	1,009,422
750,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class D, 6.26%, 04/20/27(e)(h)	750,496
2,000,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 8.31%, 04/20/27(e)(h)	2,019,422
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 8.05%, 10/17/27(e)(h)	$999,325
1,250,000	Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.88%, 10/17/27(e)(h)	1,245,736
1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.51%, 01/23/27(e)(h)	1,000,693
1,000,000	OCP CLO Ltd., Series 2015-8A, Class C, 4.95%, 04/17/27(e)(h)	996,111
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 6.25%, 04/15/27(e)(h)	1,000,640
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 9.15%, 04/15/27(e)(h)	2,001,177
2,500,000	Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.40%, 07/15/27(e)(h)	2,526,352
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.96%, 11/14/26(e)(h)	1,102,004
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.91%, 11/14/26(e)(h)	1,015,976
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 8.01%, 10/20/28(e)(h)	1,388,345
2,250,000	OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.61%, 10/30/27(e)(h)	2,252,397
1,750,000	OZLM Funding IV Ltd., Series 2013-4A, Class D, 5.96%, 07/22/25(e)(h)	1,738,348
3,750,000	OZLM IX Ltd., Series 2014-9A, Class CR, 4.86%, 01/20/27(e)(h)	3,749,897
1,000,000	OZLM XI Ltd., Series 2015-11A, Class C2, 5.06%, 01/30/27(e)(h)	989,121
1,000,000	OZLM XII Ltd., Series 2015-12A, Class D, 6.71%, 04/30/27(e)(h)	955,570
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, 5.65%, 01/15/29(e)(h)	1,201,306
1,500,000	OZLM XIV Ltd., Series 2015-14A, Class D, 7.65%, 01/15/29(e)(h)	1,500,484
1,000,000	OZLM XV Ltd., Series 2016-15A, Class D, 8.46%, 01/20/29(e)(h)	982,329
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, 7.52%, 04/20/29(e)(h)	1,198,281
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, 5.90%, 07/15/25(e)(h)	1,613,714
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.81%, 07/20/27(e)(h)	987,738

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$5,000,000	Sound Point CLO X Ltd., Series 2015-3A, Class E, 8.06%, 01/20/28(e)(h)	$5,005,509
3,200,000	Sound Point CLO XI Ltd., Series 2016-1A, Class E, 8.26%, 07/20/28(e)(h)	3,209,120
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A,Class E, 7.71%, 10/20/28(e)(h)	1,992,375
1,750,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, 7.96%, 01/23/29(e)(h)	1,758,994
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.75%, 04/15/26(e)(h)	980,294
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 6.35%, 10/17/26(e)(h)	1,483,956
1,000,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.75%, 07/15/28(e)(h)	987,699
1,000,000	TCI-Symphony CLO Ltd., Series 2017-1A, Class E, 7.50%, 07/15/30(e)(h)	990,685
1,740,000	THL Credit Wind River CLO Ltd., Series 2015-1A, Class E1, 6.86%, 07/20/27(e)(h)	1,706,750
5,000,000	TICP CLO I Ltd., Series 2015-1A, Class D, 4.86%, 07/20/27(e)(h)	4,916,288
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.81%, 07/20/28(e)(h)	1,271,777
1,000,000	Voya CLO Ltd., Series 2014-1A, Class C, 4.70%, 04/18/26(e)(h)	987,690
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, 8.26%, 07/19/28(e)(h)	1,506,858
1,000,000	Voya CLO Ltd., Series 2016-3A, Class D, 8.15%, 10/18/27(e)(h)	999,924
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 6.81%, 04/20/26(b)(e)(h)	9,754,533
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 11.00%, 04/20/26(b)(e)(h)	6,946,610
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, 5.36%, 01/20/27(e)(j)	4,250,862
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, 7.41%, 01/20/27(e)(h)	2,668,887
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, 5.66%, 07/20/28(e)(h)	1,016,277
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.51%, 07/20/28(e)(h)	1,010,405
Principal Amount			Value
CAYMAN ISLANDS (continued)
$1,500,000		York CLO Ltd., Series 2014-1A, Class E, 6.76%, 01/22/27(e)(h)	$1,472,141
3,500,000		York CLO Ltd., Series 2016-1A, Class E, 6.99%, 07/20/25(h)	3,502,450
1,000,000		York CLO-2 Ltd., Series 2015-1A, Class E, 7.56%, 10/22/27(e)(h)	997,475
4,500,000		York CLO-3 Ltd., Series 2016-1A, Class ER, 0.34%, 10/20/29(e)(h)	4,398,750
1,647,750		York CLO-3 Ltd., Series 2016-1A, Class FR, 1.53%, 10/20/29(e)(h)	1,488,413
5,000,000		York CLO-3 Ltd., Series 2016-1A, Class SUB, 2.40%, 10/20/29(e)(h)	4,862,100
1,000,000		York CLO-4 Ltd., Series 2016-2A, Class E, 8.25%, 01/20/30(e)(h)	1,009,682
			313,858,660
IRELAND — 0.1%
2,000,000	(g)	ALME Loan Funding Ltd, Series 2A, Class ER, 6.23%, 01/15/30(h)	2,401,679
5,000,000	(g)	Orwell Park CLO Designated Activity Co., Series 1A, Class C, 3.23%, 07/18/29(e)(h)	5,929,965
			8,331,644
NETHERLANDS — 0.3%
5,000,000	(g)	Accunia European CLO I BV, Series 1A, Class C, 3.20%, 07/15/29(e)(h)	6,033,165
3,000,000	(g)	Babson Euro CLO BV, Series 2015-1A, Class DNE, 3.55%, 10/25/29(h)	3,578,024
4,000,000	(g)	Cairn CLO, Series 2013-3A, Class E, 4.90%, 10/20/28(h)	4,662,415
			14,273,604
UNITED STATES — 7.0%
14,130,313		Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.71%, 05/25/35(h)	12,660,133
6,380,000		Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, 1.65%, 01/25/36(h)	4,544,566
1,000,000		Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 5.21%, 01/30/24(e)(h)	1,001,082
5,000,000		BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(h)	4,662,503
13,720,041		Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 2.23%, 05/28/39(e)(h)	10,761,858
6,071,382		Bayview Opportunity Master Fund Trust, Series 2016-RPL3, Class A1, 2.16%, 12/28/40(e)(h)	5,314,977

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, 1.65%, 02/25/36(h)	$2,981,242
2,167,507	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, 1.91%, 12/25/35(h)	1,912,955
7,128,182	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 1.37%, 12/25/36(h)	6,453,834
3,208,341	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 1.58%, 03/25/36(h)	929,421
3,208,341	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 1.58%, 03/25/36(h)	929,424
12,506,145	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 1.43%, 10/25/36(h)	12,574,258
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 2.43%, 01/25/36(e)(h)	7,693,519
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(h)	1,549,646
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(h)	1,583,584
6,017,425	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(h)	2,773,938
2,750,000	BSP Mortgage Securities Corp. Ltd., Series 2016-9A, Class E, 7.98%, 07/20/28(e)(h)	2,766,977
7,641,135	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 1.38%, 07/25/36(h)	6,996,557
10,704,442	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1.39%, 10/25/36(h)	6,843,403
7,650,501	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A4, 1.48%, 10/25/36(h)	4,942,710
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 1.65%, 02/25/37(h)	3,485,486
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 1.37%, 12/25/36(h)	6,966,665
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 1.45%, 10/25/36(h)	8,338,468
Principal Amount		Value
UNITED STATES (continued)
$11,537,457	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(h)	$6,456,878
14,389,465	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	7,547,826
4,059,213	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(h)	3,939,351
2,840,313	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(h)	2,647,784
4,423,514	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(h)	3,596,543
3,405,958	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(h)	2,682,195
1,205,523	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 1.39%, 09/25/46(h)	1,174,800
857,699	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.40%, 06/25/21	1,009,119
16,456,672	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 1.61%, 05/25/37(h)	14,593,263
3,048,570	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	3,194,584
2,385,537	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 1.53%, 12/15/33(e)(h)	1,978,208
2,018,011	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 1.47%, 02/15/30(e)(h)	1,731,759
1,870,970	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 1.42%, 05/15/35(e)(h)	1,663,699
2,823,741	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 1.38%, 11/25/36(h)	1,641,730
5,359,647	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 1.38%, 03/25/37(h)	3,205,889
11,173,026	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, 1.48%, 07/25/36(h)	5,989,931
5,887,878	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, 1.63%, 01/25/36(h)	3,819,280

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$2,821,222	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 1.47%, 02/25/36(h)	$3,089,978
2,263,183	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, 1.44%, 11/25/36(h)	2,190,438
3,258,310	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/15/29(h)	3,199,769
3,127,820	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(h)	3,252,468
8,291,865	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(h)	8,123,555
643,016	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(h)	458,424
6,824,478	GSAMP Trust, Series 2006-FM2, Class A2B, 1.35%, 09/25/36(h)	3,101,507
3,277,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 4.98%, 08/17/32(e)(h)	3,286,045
292,551	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(e)	295,350
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, 1.50%, 05/25/36(h)	3,445,385
415,154	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.32%, 06/25/37(e)(h)	259,380
12,581,351	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1.53%, 06/25/37(e)(h)	8,114,112
8,543,615	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, 1.43%, 06/25/37(e)(h)	5,557,311
1,360,801	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 1.34%, 11/25/36(h)	559,070
18,770,490	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1.39%, 11/25/36(h)	8,372,286
3,689,391	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 1.45%, 11/25/36(h)	1,661,123
9,958,369	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 1.42%, 03/25/46(h)	4,947,792
25,883,950	Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4, 1.47%, 06/25/36(h)	12,936,872
7,049,992	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 1.39%, 10/25/36(h)	2,972,742
Principal Amount		Value
UNITED STATES (continued)
$4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.48%, 03/25/32(h)	$4,118,238
4,747,786	Mastr Second Lien Trust, Series 2006-1, Class A, 1.55%, 03/25/36(h)	1,070,909
3,716,952	Merit Securities Corp., Series 13, Class M2, STEP, 1.00%, 12/28/33	2,628,988
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, 9.06%, 04/20/28(e)(h)	1,005,131
1,651,942	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 1.47%, 06/25/36(h)	1,134,097
8,728,836	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 1.37%, 05/25/37(h)	6,153,908
6,284,398	Morgan Stanley Capital I, Series 2006-NC2, Class M1, 1.59%, 02/25/36(h)	3,942,146
5,732,038	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,549,110
3,707,908	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.63%, 10/25/36(e)(h)	3,300,520
3,108,678	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	3,042,901
11,036,294	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(h)	6,680,806
8,775,232	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(h)	2,839,053
6,088,137	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(h)	2,188,070
6,957,011	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(h)	2,787,855
997,156	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(h)	799,980
3,978,599	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(h)	3,411,177
1,675,189	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(h)	1,778,739
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(e)	2,017,855

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(e)	$4,040,204
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(e)	15,354,042
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(e)	3,089,918
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(e)	10,016,036
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(e)	4,019,709
4,808,380	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(e)	4,829,266
4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, 1.52%, 06/25/36(h)	3,196,241
3,679,869	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 1.73%, 07/25/32(h)	3,389,211
4,408,826	SACO I Trust, Series 2006-7, Class A1, 1.49%, 07/25/36(h)	4,662,181
10,791,784	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1.42%, 11/25/36(h)	6,717,576
4,815,885	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, 1.68%, 11/25/35(h)	2,482,257
4,959,009	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, 1.98%, 07/25/35(h)	2,601,275
1,000,000	Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, 7.06%, 04/20/29(e)(h)	936,341
646,923	US Residential Opportunity Fund II Trust, Series 2016-3II, Class A, STEP, 3.60%, 10/27/36(e)	649,493
1,158,749	US Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, STEP, 3.60%, 10/27/36(e)	1,163,485
553,427	US Residential Opportunity II Trust, Series 2016-1II, Class A, STEP, 3.47%, 07/27/36(e)	550,632
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(e)(h)	2,786,769
Principal Amount		Value
UNITED STATES (continued)
$1,186,029	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(e)	$1,234,932
		384,532,703
Total Asset-Backed Securities (Cost $723,820,150)		720,996,611
NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.9%
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
1,398,664	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.48%, 07/25/35(h)	1,290,109
2,694,287	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.57%, 03/25/37(h)	2,072,850
6,066,420	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(e)	6,113,453
2,844,859	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.79%, 09/25/46(h)	2,232,733
2,731,315	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,206,619
2,048,100	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	1,769,880
515,163	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.31%, 09/20/35(h)	499,927
1,132,898	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.49%, 02/20/36(h)	990,370
1,050,650	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.71%, 06/20/36(h)	1,000,141
2,799,486	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	2,579,834
1,222,335	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.27%, 10/25/35(h)	1,130,964
3,041,813	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.34%, 02/25/36(h)	3,001,998
884,677	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.42%, 08/25/35(h)	794,133
832,662	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.65%, 05/25/47(h)	789,606

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,880,075	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 1.67%, 04/25/36(h)	$2,784,216
6,494,997	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 1.55%, 11/25/36(h)	5,932,784
2,568,432	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 1.53%, 11/25/36(h)	6,701,991
2,689,949	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(e)(h)	2,614,527
3,539,155	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, 2.63%, 08/25/35(h)	3,096,708
497,656	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.18%, 05/25/35(h)	501,386
458,134	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 3.37%, 06/25/36(h)	433,810
5,329,551	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(e)	4,234,064
733,516	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	678,063
1,765,474	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 1.53%, 08/25/35(h)	1,532,415
4,829,568	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 1.58%, 09/25/35(h)	4,426,708
10,946,939	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, 4.27%, 11/25/35(h)	1,864,831
2,011,530	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.24%, 12/25/35(h)	1,841,436
174,740	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.78%, 12/25/35(h)	157,725
2,457,951	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 1.68%, 05/25/35(h)	2,116,420
1,401,484	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,176,543
4,545,340	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 1.58%, 05/25/36(h)	2,559,598
2,706,420	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,187,101
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,579,778	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	$3,963,947
2,568,688	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,837,027
1,961,058	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 1.58%, 06/25/36(h)	1,272,466
1,961,058	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 5.92%, 06/25/36(h)	508,309
2,021,576	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	1,666,849
2,092,419	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 1.63%, 03/25/36(h)	1,225,680
5,877,436	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	4,686,132
2,221,541	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,955,317
1,608,621	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,386,150
2,134,547	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,652,121
4,880,812	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,777,707
305,899	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	277,819
867,865	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 1.63%, 05/25/36(h)	694,853
5,206,251	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	3,696,822
4,163,678	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.15%, 11/20/46(h)	2,616,142
8,822,070	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 2.51%, 11/25/46(h)	8,284,642
5,041,769	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 1.42%, 11/25/46(h)	4,318,995
5,848,283	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 1.63%, 11/25/46(h)	5,880,658
115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,225,029	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 1.35%, 12/25/46(h)	$3,807,944
6,292,916	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 1.42%, 03/20/47(h)	5,273,345
2,740,592	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 1.39%, 02/25/47(h)	2,554,083
1,609,144	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 1.44%, 05/25/36(h)	1,406,889
7,805,755	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 1.44%, 07/25/46(h)	6,400,324
13,044,144	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 1.42%, 07/25/46(h)	11,536,204
7,691,641	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 1.46%, 03/25/36(h)	6,540,435
5,790,119	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 1.41%, 04/25/46(h)	4,907,040
3,052,355	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,530,413
3,074,467	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	2,615,710
1,572,842	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,272,419
5,885,855	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	4,162,814
5,843,569	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	4,674,611
1,536,188	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,123,790
1,593,559	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.80%, 11/25/36	1,264,008
15,196,801	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 1.62%, 03/25/47(h)	11,764,806
2,429,026	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,970,018
3,134,981	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.15%, 01/25/36(h)	2,864,806
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$907,996	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	$858,537
1,765,515	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.14%, 03/20/36(h)	1,708,381
13,127,627	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.74%, 04/25/46(h)	6,791,786
4,628,938	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 1.43%, 04/25/46(h)	4,023,561
1,447,358	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 1.65%, 07/25/36(e)(h)	1,323,617
3,168,461	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	2,648,898
181,140	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	168,598
3,606,666	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	3,417,881
411,912	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.37%, 01/27/36(e)(h)	412,447
15,633,918	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 6.50%, 02/01/47(e)(j)	15,592,285
3,342,490	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(h)	1,610,296
4,263,182	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 4.23%, 04/27/37(e)(h)	3,214,173
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 1.37%, 10/27/36(e)(h)	3,710,000
4,944,570	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 1.40%, 03/27/36(e)(h)	4,714,593
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, 1.40%, 03/27/36(e)(h)	6,452,246
56,714,600	Credit Suisse Mortgage Trust, Series 2017-1, 8.75%, 03/25/21(e)	39,700,220

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$904,861	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 1.37%, 08/25/37(h)	$868,851
2,886,223	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 1.60%, 04/25/47(h)	2,659,995
2,900,059	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 1.36%, 08/25/47(h)	2,598,475
963,862	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.62%, 11/19/35(h)	933,920
5,826,359	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 1.58%, 01/25/35(e)(h)	5,234,340
2,136,352	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 1.58%, 01/25/36(e)(h)	1,818,638
804,946	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.45%, 01/25/35(h)	809,887
225,539	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	219,330
579,621	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	570,368
1,034,497	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.58%, 01/25/36(h)	944,622
1,359,351	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,231,234
1,559,798	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.19%, 04/25/37(h)	1,350,628
48,657,080	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 13.49%, 07/25/47	2,661,675
6,438,197	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.82%, 01/25/37(h)	5,579,320
3,735,460	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 1.38%, 03/25/37(h)	3,702,419
4,086,091	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.90%, 10/25/37(h)	3,305,465
338,765	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	325,125
3,425,358	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 11/26/36(e)(h)	3,430,075
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,948,916	Lehman XS Trust, Series 2007-20N, Class A1, 2.38%, 12/25/37(h)	$4,723,683
2,744,064	LSTAR Securities Investment Ltd., Series 2016-5, Class A1, 3.23%, 11/01/21(e)(h)	2,738,688
5,171,951	LSTAR Securities Investment Ltd., Series 2017-1, Class A, 3.23%, 01/01/22(h)	5,160,056
4,559,434	LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 3.23%, 02/01/22(e)(h)	4,563,273
1,897,229	LSTAR Securities Investment Trust, Series 2016-3, Class A, 3.23%, 09/01/21(e)(h)	1,870,958
4,133,328	MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.45%, 05/25/36(e)(h)	3,796,889
2,879,874	MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.65%, 08/25/37(e)(h)	2,144,841
2,853,556	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.55%, 05/25/36(h)	2,378,599
1,008,036	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	835,365
9,671,850	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 3.13%, 05/26/37(e)	8,048,546
3,893,345	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, 1.38%, 07/26/45(h)	3,561,061
5,797,082	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(e)	5,324,458
2,518,011	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(e)	2,321,433
1,284,046	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,195,434
221,374	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	207,648
5,291,180	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.45%, 08/25/36(h)	4,469,498
2,930,609	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.34%, 05/25/35(h)	2,453,355
4,951,221	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, 1.45%, 05/25/46(h)	2,811,953

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MOTGAGE OBLIGATIONS (continued)
$3,324,309	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 1.41%, 09/25/47(h)	$3,022,923
5,086,739	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.58%, 06/25/35(e)(h)	4,389,421
1,966,073	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.60%, 04/25/37(h)	1,665,244
861,665	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.71%, 04/25/37(h)	690,293
2,724,198	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 2.99%, 06/25/47(h)	2,317,164
5,439,076	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, 1.55%, 04/26/37(e)(h)	5,134,966
1,786,953	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,618,912
5,059,018	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	2,253,356
146,475	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.91%, 12/25/35(h)	141,753
2,982,467	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.15%, 10/25/46(h)	2,872,178
1,857,748	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.00%, 07/25/37(h)	1,532,197
4,260,262	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 1.55%, 05/25/47(h)	3,854,484
2,264,237	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.74%, 08/25/46(h)	1,651,353
17,174,236	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, 5.45%, 03/25/37(h)	2,796,247
4,913,113	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class CRB1, 3.30%, 10/25/35(h)	3,962,699
132,488	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 3.25%, 07/25/36(h)	133,093
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$708,902	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 3.25%, 04/25/36(h)	$712,449
		429,630,594
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
2,065,004	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, 1.70%, 01/25/36(e)(h)	1,833,827
17,148,926	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 1.68%, 09/25/37(e)(h)	15,951,638
2,365,973	Bayview Commercial Asset Trust, Series 2007-5A, Class A3, 2.23%, 10/25/37(e)(h)	2,286,283
340,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 01/10/48(e)(h)	250,651
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 4.14%, 08/13/27(e)(h)	2,009,014
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 3.43%, 08/13/27(e)(h)	4,394,218
1,180,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48(h)	949,830
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(e)(h)	14,852,276
6,050,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34(e)(h)	5,831,765
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, 1.52%, 12/25/36(e)(h)	3,349,002
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.75%, 04/25/46(e)(h)	4,108,257
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.15%, 09/15/57(e)	1,410,454
		57,227,215
Total Non-Agency Mortgage-Backed Securities (Cost $468,346,118)		486,857,809

118

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Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
$3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 7.23%, 09/25/28(h)	$3,818,463
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.98%, 07/25/29(e)(h)	7,173,108
11,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 4.78%, 07/25/29(e)(h)	12,367,664
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.08%, 10/25/29(h)	2,191,911
2,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 4.23%, 10/25/29(e)(h)	2,616,832
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 6.18%, 07/25/29(h)	5,272,862
1,375,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 11.23%, 07/25/29(h)	1,400,702
6,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class M2, 4.48%, 07/25/29(h)	6,374,212
Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $37,633,829)		41,215,754
U.S. GOVERNMENT AGENCIES — 23.9%
Federal Home Loan Bank — 23.9%
40,000,000	0.60%, 08/01/17(p)	40,000,000
113,000,000	1.03%, 08/04/17(p)	112,990,621
85,000,000	1.02%, 08/07/17(p)	84,985,805
34,000,000	0.94%, 08/08/17(p)	33,993,404
72,000,000	1.01%, 08/09/17(p)	71,984,016
64,000,000	0.89%, 08/10/17(p)	63,984,000
31,000,000	1.01%, 08/14/17(p)	30,988,809
34,000,000	0.91%, 08/15/17(p)	33,986,774
222,000,000	0.91%, 08/16/17(p)	221,907,426
40,000,000	1.00%, 08/17/17(p)	39,982,240
14,000,000	0.94%, 08/21/17(p)	13,992,216
41,000,000	0.94%, 08/22/17(p)	40,976,097
42,000,000	0.91%, 08/23/17(p)	41,974,338
31,000,000	0.92%, 09/08/17(p)	30,966,954
80,000,000	1.01%, 09/12/17(p)	79,905,760
101,000,000	1.00%, 09/14/17(p)	100,875,366
30,000,000	1.04%, 09/18/17(p)	29,959,590
Principal Amount		Value
Federal Home Loan Bank (continued)
$25,000,000	1.03%, 11/08/17(p)	$24,925,750
33,000,000	1.04%, 11/10/17(p)	32,900,010
25,000,000	1.01%, 11/17/17(p)	24,919,000
50,000,000	1.01%, 12/05/17(p)	49,809,250
67,000,000	1.01%, 12/08/17(p)	66,738,298
26,000,000	1.02%, 12/11/17(p)	25,896,078
5,000,000	1.13%, 02/07/18(p)	4,970,180
Total U.S. Government Agencies (Cost $1,303,678,308)		1,303,611,982
U.S. GOVERNMENT SECURITIES — 5.6%
U.S. Treasury Bills — 5.6%
163,000,000	0.90%, 08/03/17(p)	162,991,524
50,000,000	1.01%, 11/09/17(p)	49,850,850
34,000,000	1.02%, 11/16/17(p)	33,891,064
9,000,000	1.01%, 02/01/18(p)	8,949,105
50,000,000	1.05%, 03/29/18(p)	49,625,850
Total U.S. Government Securities (Cost $305,356,613)		305,308,393

Shares
CASH SWEEP — 3.0%
UNITED STATES — 3.0%
162,250,240	Citibank - US Dollars on Deposit in Custody Account, 0.08%(q)	162,250,240
Total Cash Sweep (Cost $162,250,240)		162,250,240
TOTAL INVESTMENTS — 98.7% (Cost $5,220,228,231)(a)		$5,374,726,610
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		72,952,406
NET ASSETS — 100.0%		$5,447,679,016

Contracts/
Notional
Amount ($)		Value
STRUCTURED OPTIONS — 1.3%
3,832	DAXK Index, One purchased call strike 5,219.79, One written put strike 5,219.79 Expires 12/14/17, Broker Citibank N.A.	2,106,539
660,000	Euro STOXX 50 Dividend Index Option, One purchased put strike 110, One written put strike 2,650.00 on Euro STOXX 50 Index (15,000 contracts), Expires 12/20/19, Broker BNP Paribas SA(r)	(1,032,509)

119

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Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Contracts/ Notional Amount ($)		Value
327,225	Euro STOXX 50 Dividend Index Option, One purchased put strike 110, One written put strike 2,650.00 on Euro STOXX 50 Index (7,385 contracts), Expires 12/20/19, Broker UBS AG(r)	$(507,655)
3,852	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	3,218,260
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, Broker Goldman Sachs International	3,716,056
2,815	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, Broker JPMorgan Chase Bank N.A.(s)	1,741,160
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International	3,135,172
7,563	Euro STOXX 50 Index, One purchased call strike 3,540.75, One written put strike 3,471.33 with a barrier level strike of 3,087.75, Expires 12/15/17, Broker Citibank N.A.	(122,409)
21,983	Euro STOXX 50 Index, One purchased call strike 3,675.63, One written put strike 3,457.28, Expires 08/17/17, Broker Goldman Sachs International	(866,827)
131,707	Euro STOXX 600 Index, One purchased call strike 387.22, One written put strike 360.65, Expires 08/30/17, Broker Goldman Sachs International	(44,025)
79,000	Euro STOXX 600 Index, One purchased call strike 387.32, One written put strike 360.74, Expires 08/17/17, Broker Bank of America N.A.	(22,183)
4,422	FTSE 100 Index, One purchased call strike 6,784.37, One purchased put strike 6,648.68, One written put strike 6,784.37 with a barrier level strike of 5,291.81 (8,843 contracts) Expires 11/16/17, Broker Credit Suisse International(r)	2,502,721
Contracts/ Notional Amount ($)		Value
2,606	FTSE MIB Index, One purchased call strike 17,130.50, One written call strike 17,978.54, One written put strike 16,960.89 with a barrier level strike of 14,416.76 (590 contracts), Expires 10/19/17, Broker Credit Suisse International(r)	$2,130,137
1,174	FTSE MIB Index, One purchased call strike 17,205.81, One purchased put strike 16,865.10, One written put strike 17,035.46 with a barrier level strike of 12,846.44 (2,348 contracts) Expires 12/14/17, Broker JPMorgan Chase Bank N.A.(r)	4,965,680
2,346,041	iShares MSCI Brazil Index, One purchased call strike 34.78, One written call strike 37.51, One written put strike 34.10 with a barrier level strike of 28.99 (586,510 contracts), Expires on 05/18/18, Broker Barclays Bank Plc(r)	1,589,444
135,469	iShares NASDAQ Biotechnology Index, One purchased call strike 272.19, One written call strike 298.87, One written put strike 266.85 with a barrier level strike of 242.83 (56,211 contracts), Expires 10/20/17, Broker Barclays Bank Plc(r)	3,094,429
171,356	iShares NASDAQ Biotechnology Index, One purchased call strike 275.30, One written call strike 307.37, One written put strike 267.28 with a barrier level strike of 240.55 (74,828 contracts), Expires 10/17/17, Broker Barclays Bank Plc(r)	4,269,500
661,563	iShares Russell 1000 Value ETF, One purchased call strike 114.50, One written put strike 48.89 on Utilities Select Sector SPDR Fund with a barrier level strike of 37.38 (1,534,103 contracts), Expires 02/16/18, Broker Bank of America N.A.	3,080,726

120

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Contracts/ Notional Amount ($)		Value
1,440,181	Materials Select Sector SPDR, One purchased call strike 52.5976, One written put strike 48.9402 on Utilities Select Sector SPDR with a barrier level strike of 40.6204 (1,532,482 contracts), Expires 02/16/18, Broker JPMorgan Chase Bank N.A.(r)	$4,437,114
30,974	Russian Depositary Index, One purchase call strike 1,300.0000, One written put strike 1,200.0000, Expires 09/15/17, Broker JPMorgan Chase Bank N.A.	(1,064,971)
7,005	S&P 500 Index, One purchased call strike 2,162.75, One purchased put strike 2,119.93, One written call strike 2,141.34 with a barrier level strike of 1,724.85 (14,010 contracts), Expires 11/16/17, Broker Bank of America N.A.(r)	2,162,334
18,306	S&P 500 Index, One purchased call strike 2,206.93, One purchased put strike 2,163.23, One written put strike 2,185.08 with a barrier level strike of 1,780.40 (36,612 contracts) Expires 12/14/17, Broker Bank of America N.A.(r)	4,910,103
18,301	S&P 500 Index, One purchased call strike 2,229.42, One written put strike 2,163.85, with a barrier level strike of 2,185.71, Expires 08/17/17, Broker Credit Suisse International	4,430,988
21,128	S&P 500 Index, One purchased call strike 2,248.18, One written put strike 2,366.5 with a barrier level strike of 2,129.85, Expires 09/29/17, Broker Societe Generale	(11,071)
61,287	S&P 500 Index, One purchased call strike 2,471.9937, One written put strike 2,447.5185 with a barrier level strike of 2,276.1922 (30,643 contracts), Expires 08/30/17, Broker Goldman Sachs International(r)	872,544
40,856	S&P 500 Index, One purchased call strike 2,472.05, One written put strike 2,325.19, Expires 08/30/17, Broker Citibank N.A.	616,253
Contracts/
Notional
Amount ($)		Value
32,479	S&P 500 Index, One purchased put strike 2,286.06, One written call strike 49 on Utilities Select Sector SPDR (1,530,612 contracts), One written call strike 49 on Utilities Select Sector SPDR with a barrier level strike of 38.22 (1,530,612 contracts), Expires 09/14/17, Broker Societe Generale(r)	$125,925
2,489	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 20,289.89, One written call strike 48.93 on Utilities Select Sector SPDR with a barrier level strike of 36.84(1,021,868 contracts), Expires 02/15/18, Broker Credit Suisse International(r)	4,211,366
3,675	SPDR Dow Jones Industrial Average ETF Trust, One purchased put strike 20,406.62, One purchased call strike 20,610.6862, One written put strike 49.5524 on Utilities Select Sector SPDR with a barrier level strike of 40.0383 (1,513,549 contracts), Expires 03/15/18, Broker Citibank N.A.(r)	5,354,032
986,995	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased call strike 31.0032, One written call strike 33.4348, One written put strike 30.3953 with a barrier level strike of 21.8846 (493,497 contracts), Expires 12/29/17, Broker BNP Paribas SA(r)	828,719
1,972,704	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased call strike 31.0234, One written call strike 33.4566, One written put strike 30.4151 with a barrier level strike of 23.1155, Expires 12/29/17, Broker BNP Paribas SA	2,304,224
3,805	Swiss Market Index, One purchased call strike 7,963.92, One purchased put strike 7,727.36, One written put strike 7,885.07 with a barrier level strike of 6,185.84 (7,609 contracts) Expires 11/16/17, Broker JPMorgan Chase Bank N.A.(r)	4,143,391

121

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Contracts/
Notional
Amount ($)		Value
2,501	Swiss Market Index, One purchased call strike 8,075.3631, One purchased put strike 7,835.5008, One written put strike 7,995.4090 with a barrier level strike of 6,228.42 (5,003 contracts), Expires 10/19/17, Broker JPMorgan Chase Bank N.A.(r)	$2,450,080
1,232	Swiss Market Index, One purchased call strike 8,196.15, One purchased put strike 7,952.70, One written put strike 8,115.00 with a barrier level strike of 6,255.85 (2,464.57 contracts), Expires 08/17/17, Broker UBS AG(r)	1,055,201
$20,000,000	USD/BRL foreign exchange rate, One purchase call strike 3.10, One written put strike 3.4838, Expires 09/29/17, Broker Goldman Sachs International	185,305
$15,000,000	USD/MXN foreign exchange rate, One purchased put strike 19.45, One written call strike 21.915, Expires 10/23/17, Broker JPMorgan Chase Bank N.A.	1,252,289
$10,000,000	USD/MXN foreign exchange rate, One written call strike 21.5100, One purchased put strike 18.7500, Expires 10/19/17, Broker JPMorgan Chase Bank N.A.	495,026
Total Structured Options (Premiums received $5,431,917)		$71,713,068

FUTURES CONTRACTS: SHORT POSITION

		Unrealized
Contracts		Appreciation
375	Eurex Euro-Buxl 30-year Bond, September 2017	$1,667,710
	Net unrealized appreciation	$1,667,710

FUTURES CONTRACTS: LONG POSITION

		Unrealized
		Appreciation/
Contracts		(Depreciation)
250	Chicago Board of Trade E-mini Dow Jones Industrial Average Index, September 2017	$799,935
547	Chicago Mercantile Exchange E-Mini S&P 500 Index, September 2017	1,131,743
1,545	Chicago Board of Trade 5 Year U.S. Treasury Note, September 2017	182,113
442	Chicago Board of Trade U.S. Treasury Long Bond, September 2017	(130,737)
300	Intercontinental Exchange Brent Crude Oil, October 2017	82,230
	Net unrealized appreciation	$2,065,284

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on the termination date, expiring 12/29/17 (Underlying notional amount $ 537,874)(t)	$179,399
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Spread 203E Index, paying a fixed amount when the Index lower than initial index level of 165.342 and receiving an amount when the Index greater than initial index level of 165.342, expiring 12/06/17 (Underlying notional amount $ 496,026)	2,782

122

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of difference between iShares China Large-Cap ETF (“FXI”) and S&P 500 Index (“SPX”) over the volatility strike price of 25.25 with a condition that FXI knockout level is between 70% and 110% of initial index level and paying variance of difference between FXI and SPX under the volatility strike price of 18.25 with a condition that SPX knockout level is between 60% and 120% of initial index level, expiring 01/19/18 (Underlying vega amount $250,000)	$(99,823)
Conditional Variance Swap with BNP Paribas SA receiving variance of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70, expiring 12/28/18 (Underlying vega amount $500,000)	943,819
Conditional Variance Swap with BNP Paribas SA receiving variance of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	195,323
Unrealized
Appreciation/
(Depreciation)
Conditional Variance Swap with JPMorgan Chase Bank N.A. receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index (“SPX”) over the volatility strike of 22.5% with a condition that knockout level is between 70% and 120% of initial index level with a knockout level of 130% of initial index level expiring 12/21/18 (Underlying vega amount $500,000)	$(177,314)
Conditional Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index (“SPX”) over the volatility strike price of 4.6 with a condition that knockout level is between 65% and 115% of initial index level with a knockout level of 130%, expiring 12/21/18 (Underlying vega amount $1,000,000)	(471,000)
Conditional Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index (“SPX”) over the volatility strike price of 4.8 with a condition that knockout level is between 70% and 120% of initial index level with a knockout level of 130%, expiring 12/21/18 (Underlying vega amount $1,000,000)	(795,000)
Conditional Variance Swap with Societe Generale receiving variance of Hang Seng China Enterprises Index (“HSCEI”) over the volatility strike price of 20.8 with a condition that knockout level is between 70% and 120% of initial index level with a knockout level of 130% and the S&P 500 Index over the volatility strike price of 15.80 of initial index level, expiring 12/21/18 (Underlying vega amount $1,000,000)	(1,420,000)

123

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of S&P/ASX Index is under 16.05, expiring 06/21/18 (Underlying vega amount AUD 1,000,000)	$233,037
Variance swap with BNP Paribas SA paying variance of the S&P/ASX 200 Index over the target volatility of 15.80 and receiving variance of the AUD/USD foreign exchange rate under the target volatility of 9.70, expiring 06/21/18 (Underlying vega amount AUD 1,300,000)	549,232
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.20 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.20, expiring 11/09/18 (Underlying vega amount $3,000,000)	838,887
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of AUD/USD foreign exchange rate is under 16.10, expiring 06/21/18 (Underlying vega amount AUD 1,340,000)	171,816
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 16.20 and paying an amount if the volatility of AUD/USD foreign exchange rate is under 16.20, expiring 06/21/18 (Underlying vega amount AUD 660,000)	254,700
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.45 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.45, expiring 05/10/18 (Underlying vega amount $1,000,000)	574,651
Unrealized
Appreciation/
(Depreciation)
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.60 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.60, expiring 05/10/18 (Underlying vega amount $1,000,000)	$408,585
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 15.43 and paying an amount if the final realized volatility is under the target strike price of 15.43, expiring 01/19/18 (Underlying vega amount $300,000)(u)	(259,958)
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 16.36 and paying an amount if the final realized volatility is under the target strike price of 16.36, expiring 01/19/18 (Underlying vega amount $500,000)(v)	(176,582)
Volatility swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 0.30% and paying an amount if the price return is under the target spread of 0.30%, expiring 07/30/18 (Underlying notional amount $100,000,000)(w)	0
Volatility swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 0.30% and paying an amount if the price return is under the target spread of 0.30%, expiring 03/28/18 (Underlying notional amount $100,000,000)(x)	(2,630,421)
Volatility swap with BNP Paribas SA based on the Hang Seng Index, receiving an amount if the final realized volatility is over the target strike price of 15.80 and paying based on the USD/KRW foreign exchange rate an amount if the final realized volatility is under the target strike price of 9.35, expiring 12/28/17 (Underlying vega amount $1,000,000)	(1,909,895)

124

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of EUR/USD foreign exchange rate is over 5.95 and paying an amount if the volatility of EUR/USD foreign exchange rate is under 5.95, expiring 08/22/17 (Underlying vega amount $500,000)	$490,481
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 15.76 and paying variance if the basket volatility strike under the target strike price of 15.76, expiring 01/19/18 (Underlying vega amount $300,000)(y)	(478,098)
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 17.00 and paying variance if the basket volatility strike under the target strike price of 17.00, expiring 01/19/18 (Underlying vega amount $500,000)(z)	(1,373,169)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.32 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.32, expiring 05/10/18 (Underlying vega amount $1,000,000)	804,039
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 6.15 and paying an amount if the volatility of EUR/USD foreign exchange rate is under 6.15, expiring 08/21/17 (Underlying vega amount $500,000)	474,120
Unrealized
Appreciation/
(Depreciation)
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 16.41 and paying variance if the basket volatility strike under the target strike price of 16.41, expiring 01/19/18 (Underlying vega amount $500,000)(aa)	$(1,341,611)
$(5,012,000)

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and the Minneapolis Grain Exchange (“MGEX”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of MGEX December 2017 minus KCBT December 2017 Wheat Futures contracts on the termination date, expiring 11/28/17 (Underlying notional amount $4,110,000)	$(1,230,112)
Equity swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Core Sector Index over the initial equity level of 550.0789 and paying a variable payment based on 1-month LIBOR, expiring 08/31/17 (Underlying notional amount $30,000,000)	(554,008)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 10/05/17 (Underlying vega amount $1,000,000)	1,756,312

125

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 11/17/17 (Underlying vega amount $1,000,000)	$1,658,583
Variance swap with BNP Paribas SA paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65, expiring 12/28/18 (Underlying vega amount HKD 3,900,000)	1,145,209
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/10/19 (Underlying vega amount $3,000,000)	(567,744)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	219,126
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	214,008
Unrealized
Appreciation/
(Depreciation)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 10/09/17 (Underlying vega amount $2,000,000)	$1,625,494
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 11/06/17 (Underlying vega amount $2,000,000)	1,398,852
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	6,240,096
Variance swap with Societe Generale paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65, expiring 12/28/18 (Underlying vega amount HKD 3,899,275)	1,179,376
Variance swap with UBS AG receiving variance of the Franklin Floating Rate Fund over the target volatility of 4.00 and paying variance of the Franklin Floating Rate Fund under the target volatility of 4.00, expiring 12/28/18 (Underlying vega amount $62,500)	213,502
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 12 and paying variance if the basket volatility strike under the target strike price of 12, expiring 01/19/18 (Underlying vega amount $499,996)(ab)	(964,284)

126

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 20.1 and paying variance if the basket volatility strike under the target strike price of 20.1, expiring 01/19/18 (Underlying vega amount $437,500)(ac)	$(682,128)
Volatility Swap with UBS AG based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 14.87 and paying variance if the basket volatility strike under the target strike price of 14.87, expiring 01/19/18 (Underlying vega amount $500,000)(ad)	(223,095)
$11,429,187

(a)	Cost for federal income tax purposes is $5,224,544,757 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$240,494,228
Unrealized depreciation	(90,312,375)
Net unrealized appreciation	$150,181,853
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $421,271,755 or 7.73% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (e) below) that amount to $111,638,175 or 2.05% of net assets.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $302,861, which is 0.01% of net assets.
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $727,436,967, which is 13.35% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.
(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (b) above.
(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	Variable rate security. Rate shown is the rate as of July 31, 2017.
(i)	Principal amount denoted in Singapore Dollars.
(j)	Zero coupon bond. The rate represents the yield at time of purchase.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	Principal amount denoted in Euros.
(m)	Principal amount denoted in British Pounds.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	Principal amount denoted in Swiss Francs.
(p)	The rate represents the annualized yield at time of purchase.
(q)	The rate shown represents the current yield as of July 31, 2017.
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(s)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(t)	The following table represents the individual long and short positions and related values underlying the basket swap with Cargill, Inc., as of July 31, 2017, expiration date December 29, 2017:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
Chicago Board of Trade Corn#2, December 2016	$235,025
Chicago Board of Trade Hard Red Winter Wheat, July 2017	36,525
Chicago Board of Trade Soybean, July 2016	(204,375)
Chicago Board of Trade Soybean, November 2016	(258,750)
Chicago Board of Trade Wheat, July 2016	131,744
Chicago Board of Trade Wheat, December 2016	(84,238)
Chicago Board of Trade Wheat, March 2017	44,175
Chicago Board of Trade Wheat, July 2017	20,863
Chicago Mercantile Exchange Lean Hogs, December 2016	434,500
Chicago Mercantile Exchange Live Cattle, August 2016	(115,800)
Chicago Mercantile Exchange Live Cattle, October 2016	187,270
COMEX Gold, April 2016	500,900
Intercontinental Exchange Brent Crude Oil, April 2016	(1,230,000)
Intercontinental Exchange Brent Crude Oil, May 2016	(147,500)
Intercontinental Exchange Brent Crude Oil, October 2016	(220,000)
Intercontinental Exchange Brent Crude Oil, March 2017	(137,000)
Intercontinental Exchange Cotton#2, March 2017	(50,750)
London Metal Exchange Copper, June 2016	(508,750)
New York Mercantile Exchange Natural Gas, October 2017	(163,752)
New York Mercantile Exchange Natural Gas, January 2018	(282,240)
$(1,812,153)

127

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

Unrealized
Appreciation/
Reference Entity — Short	(Depreciation)
Chicago Board of Trade Corn #2, December 2016	$89,376
Chicago Board of Trade Soybean, July 2016	130,781
Chicago Board of Trade Soybean, November 2016	15,700
Chicago Board of Trade Soybean, January 2017	(35,112)
Chicago Board of Trade Soybean, March 2017	(312,575)
Chicago Board of Trade Wheat, July 2016	157,500
Chicago Board of Trade Wheat, December 2016	42,500
Chicago Mercantile Exchange Lean Hog, December 2016	105,000
Chicago Mercantile Exchange Soybean Meal, July 2016	60,445
COMEX Gold, April 2016	(217,150)
Intercontinental Exchange Brent Crude Oil, April 2016	1,136,000
Intercontinental Exchange Brent Crude Oil, May 2016	105,000
Intercontinental Exchange Brent Crude Oil, October 2016	177,000
Intercontinental Exchange Brent Crude Oil, March 2017	112,000
Intercontinental Exchange Cotton #2, March 2017	12,875
London Metal Exchange Aluminum, December 2016	(140,000)
London Metal Exchange Copper, June 2016	242,512
New York Mercantile Exchange Natural Gas, October 2017	152,300
New York Mercantile Exchange Natural Gas, January 2018	157,400
$1,991,552

(u)	The following table represents the individual long and short positions and related values underlying the basket swap with BNP Paribas SA, as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Reference Entity — Long	Depreciation
Altaba, Inc.	$(120,726)
Eastman Chemical Co.	(279,548)
Hologic, Inc.	(219,262)
Lennar Corp.	(264,990)
Mohawk Industries, Inc.	(294,334)
Occidental Petroleum Corp.	(139,516)
Oracle Corp.	(119,353)
Phillips 66	(283,455)
VeriSign, Inc.	(341,268)
$(2,062,452)

Unrealized
Reference Entity — Short	Appreciation
S&P 500 Index	$1,802,494
(v)	The following table represents the individual long and short positions and related values underlying the basket swap with BNP Paribas SA, as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
AbbVie, Inc.	$(383,770)
Akamai Technologies, Inc.	84,254
Alibaba Group Holding Ltd.	(122,521)
Amazon.com, Inc.	(275,664)
Apple, Inc.	(137,266)
Baidu, Inc.	(280,834)
Broadcom Ltd.	(185,337)
EOG Resources, Inc.	(384,156)
E-Trade Financial Corp.	(196,126)
Facebook, Inc.	(251,124)
Gilead Sciences, Inc.	(292,086)
Halliburton Co.	(247,784)
Micron Technology, Inc.	(140,505)
Priceline Group, Inc. (The)	(290,291)
salesforce.com, Inc.	(407,806)
Whirlpool Corp.	(180,875)
$(3,691,891)

Unrealized
Reference Entity — Short	Appreciation
S&P 500 Index	$3,515,309

(w)	The following table represents the individual long position and related values underlying the basket swap with BNP Paribas SA, as of July 31, 2017, expiration date July 30, 2018:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
BNP Paribas Equity Low Volatility Europe Index	$—
BNP Paribas Equity Momentum Europe Index	—
BNP Paribas Equity Quality Europe Index	—
BNP Paribas Equity Value Europe Index	—
BNP Paribas High Dividend Yield Europe Index	—
$—

(x)	The following table represents the individual long position and related values underlying the basket swap with BNP Paribas SA, as of July 31, 2017, expiration date March 28, 2018:

Unrealized
Reference Entity — Long	Depreciation
BNP Paribas Equity Low Volatility Europe Index	$(523,286)
BNP Paribas Equity Momentum Europe Index	(527,889)
BNP Paribas Equity Quality Europe Index	(525,288)
BNP Paribas Equity Value Europe Index	(528,973)
BNP Paribas High Dividend Yield Europe Index	(524,985)
$(2,630,421)

128

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

(y)	The following table represents the individual long position and related values underlying the basket swap with JPMorgan Chase Bank N.A., as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Reference Entity — Long	Depreciation
Altaba, Inc.	$(126,856)
Eastman Chemical Co.	(360,594)
Lennar Corp.	(367,088)
Occidental Petroleum Corp.	(254,932)
Oracle Corp.	(164,877)
Phillips 66	(415,324)
VeriSign, Inc.	(462,958)
$(2,152,629)

Unrealized
Reference Entity — Short	Appreciation
S&P 500 Index	$1,674,531

(z)	The following table represents the individual long position and related values underlying the basket swap with JPMorgan Chase Bank N.A., as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Reference Entity — Long	Depreciation
AbbVie, Inc.	$(733,694)
Amazon.com, Inc.	(473,229)
Apple, Inc.	(280,759)
Biogen, Inc.	(667,468)
Chevron Corp.	(401,134)
Exxon Mobil Corp.	(362,318)
Halliburton Co.	(407,936)
Microsoft Corp.	(466,918)
Netflix, Inc.	(572,933)
Phillips 66	(572,395)
$(4,938,784)

Unrealized
Reference Entity — Short	Appreciation
S&P 500 Index	$3,565,615

(aa)	The following table represents the individual long and short positions and related values underlying the basket swap with Societe Generale, as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Reference Entity — Long	Depreciation
AbbVie, Inc.	$(652,363)
Amazon.com, Inc.	(492,795)
Apple, Inc.	(257,068)
CA, Inc.	(682,482)
Chevron Corp.	(353,989)
Exxon Mobil Corp.	(393,883)
Halliburton Co.	(361,982)
Microsoft Corp.	(394,545)
Netflix, Inc.	(502,728)
Phillips 66	(510,064)
$(4,601,899)
Unrealized
Reference Entity — Short	Appreciation
S&P 500 Index	$3,260,288

(ab)	The following table represents the individual long and short positions and related values underlying the basket swap with Societe Generale, as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
Andeavor Corp.	$(207,195)
Axalta Coating Systems Ltd.	(174,678)
Ball Corp.	11,048
BioMarin Pharmaceutical, Inc.	(75,021)
Cardinal Health, Inc.	(76,990)
Cheniere Energy, Inc.	(96,696)
Concho Resources, Inc.	(214,346)
Cree, Inc.	(102,679)
HCA Healthcare, Inc.	(65,975)
IAC/InterActiveCorp.	14,731
Sealed Air Corp.	(51,755)
Splunk, Inc.	(84,271)
VeriFone Systems, Inc.	(129,897)
Zoetis, Inc.	(41,492)
$(1,295,216)

Unrealized
Reference Entity — Short	Appreciation
S&P 500 Index	$330,932

(ac)	The following table represents the individual long and short positions and related values underlying the basket swap with Societe Generale, as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Reference Entity — Long	Depreciation
Allergan Plc	$(734,545)
Alphabet, Inc.	(202,603)
Expedia, Inc.	(609,858)
Intuitive Surgical, Inc.	(216,954)
PayPal Holdings, Inc.	(130,567)
PulteGroup, Inc.	(567,396)
Teradata Corp.	(507,652)
$(2,969,575)

Unrealized
Reference Entity — Short	Appreciation
Russell 2000 Index	$2,287,447

129

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2017
(Unaudited)

(ad)	The following table represents the individual long and short positions and related values underlying the basket swap with UBS AG, as of July 31, 2017, expiration date January 19, 2018:

Unrealized
Reference Entity — Long	Depreciation
Andeavor Corp.	$(547,199)
Citrix Systems, Inc.	(8,508)
Expedia, Inc.	(533,310)
F5 Networks, Inc.	(234,906)
Intuitive Surgical, Inc.	(115,948)
Molson Coors Brewing Co.	(268,393)
Phillips 66	(390,013)
Valero Energy Corp.	(559,774)
$(2,658,051)

Unrealized
Reference Entity — Short	Appreciation
S&P 500 Index	$2,434,956

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

Cnv. — Convertible

ETF — Exchange Traded Fund

HKD — Hong Kong Dollar

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	13.2%
Banks	0.5
Collateralized Mortgage Obligations	8.7
Commercial Mortgage-Backed Securities	1.0
Consumer Discretionary	2.8
Consumer Staples	1.7
Diversified Financials	2.2
Energy	0.6
Health Care	1.1
Industrials	2.6
Information Technology	3.8
Insurance	1.6
Materials	1.1
Real Estate	1.7
Telecommunication Services	2.0
U.S. Government Agencies and Securities	29.5
Utilities	0.7
Other*	25.2
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

130

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2017 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS — 32.6%
Banks — 5.7%
$2,800,000	Banco Santander SA, 3.50%, 04/11/22	$2,879,848
2,650,000	Bank of Montreal MTN, 1.35%, 08/28/18	2,641,857
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	3,096,872
2,000,000	Capital One NA, 1.85%, 09/13/19	1,988,852
4,810,000	Citigroup, Inc., 4.45%, 09/29/27	5,061,876
2,975,000	Citigroup, Inc., 3.89%, 01/10/28(b)	3,047,162
2,770,000	Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,921,702
2,750,000	Cooperatieve Rabobank UA, 3.75%, 07/21/26	2,788,866
3,000,000	HSBC Holdings Plc, 4.04%, 03/13/28(b)	3,142,101
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,501,283
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,266,242
5,000,000	Sumitomo Mitsui Trust Bank Ltd, 2.05%, 10/18/19(c)	4,991,585
1,375,000	Svenska Handelsbanken AB, 1.50%, 09/06/19	1,365,030
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	7,999,248
		46,692,524
Consumer Discretionary — 3.6%
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,201,224
1,690,000	American Honda Finance Corp., 1.50%, 11/19/18	1,688,613
1,800,000	American Honda Finance Corp. MTN, 1.55%, 12/11/17	1,800,891
3,435,000	Carnival Corp, 1.88%, 12/15/17	3,439,325
6,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(c)	6,018,954
2,911,000	Ecolab, Inc., 2.25%, 01/12/20	2,940,535
1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	1,697,272
2,215,000	Time Warner, Inc., 2.10%, 06/01/19	2,220,314
Principal
Amount		Value
Consumer Discretionary (continued)
$4,200,000	TJX Cos., Inc. (The), 2.25%, 09/15/26	$3,918,117
3,500,000	Toyota Motor Credit Corp. MTN, 3.20%, 01/11/27	3,564,922
		29,490,167
Consumer Staples — 3.2%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	3,013,200
3,000,000	Anheuser-Busch Inbev Finance, Inc., 3.65%, 02/01/26	3,102,960
1,500,000	Church & Dwight Co., Inc., 2.45%, 08/01/22	1,505,075
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	3,994,896
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,899,996
3,000,000	CVS Health Corp., 2.80%, 07/20/20	3,069,891
3,000,000	McDonald’s Corp. MTN, 2.10%, 12/07/18	3,018,501
2,077,000	Sysco Corp, 1.90%, 04/01/19	2,082,076

		25,686,595
Diversified Financials — 3.2%
3,950,000	Aercap Ireland Capital DAC / Aercap Global Aviation Trust, 4.50%, 05/15/21	4,192,605
1,000,000	Eaton Vance Corp., 3.50%, 04/06/27	1,015,703
6,010,000	Goldman Sachs Group, Inc. (The), 2.63%, 01/31/19	6,077,685
2,160,000	Goldman Sachs Group, Inc. (The), 2.31%, 07/24/23(b)	2,162,231
3,800,000	JPMorgan Chase & Co., 1.77%, 03/09/21(b)	3,801,892
2,265,000	JPMorgan Chase & Co., 3.20%, 06/15/26	2,250,687
3,000,000	Morgan Stanley, 2.45%, 02/01/19	3,025,359
3,900,000	Toronto-Dominion Bank (The), 1.74%, 07/02/19(b)	3,916,275

		26,442,437
Energy — 3.5%
3,315,000	ConocoPhillips Co., 4.95%, 03/15/26	3,733,966
2,000,000	Enbridge, Inc., 2.90%, 07/15/22	2,015,460

131

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Energy (continued)
$3,075,000	Energy Transfer LP, 3.60%, 02/01/23	$3,110,286
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,307,903
2,845,000	HollyFrontier Corp., 5.88%, 04/01/26	3,063,681
2,605,000	Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	2,660,750
725,000	MPLX LP, 4.13%, 03/01/27	735,790
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(c)	999,999
6,000,000	Shell International Finance BV, 1.25%, 11/10/17	5,997,270
1,000,000	TransCanada Pipelines Ltd., 1.88%, 01/12/18	1,001,649

		28,626,754

Health Care — 3.3%
1,630,000	AbbVie, Inc., 2.50%, 05/14/20	1,655,627
4,000,000	Amgen, Inc., 2.20%, 05/22/19	4,033,912
1,000,000	Eli Lilly & Co., 2.35%, 05/15/22	1,009,167
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	1,998,514
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,038,475
2,255,000	McKesson Corp., 2.28%, 03/15/19	2,273,045
3,000,000	Medtronic, Inc., 2.50%, 03/15/20	3,051,765
3,955,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	3,951,009
3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	3,949,933

		26,961,447

Industrials — 4.0%
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,080,267
2,000,000	CRH America Finance, Inc., 3.40%, 05/09/27(c)	2,016,388
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,564,079
28,840	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(c)	28,863
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,691,369
Principal
Amount		Value
Industrials (continued)
$6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	$6,453,869
10,000,000	Siemens Financierings-maatschappij NV, 2.20%, 03/16/20(c)	10,093,970
1,000,000	Stanley Black & Decker, Inc., 1.62%, 11/17/18	999,307

		32,928,112
Information Technology — 2.5%
6,110,000	Apple, Inc., 1.66%, 05/11/22(b)	6,147,039
2,000,000	Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	1,985,849
2,000,000	Cisco Systems, Inc., 1.60%, 02/28/19	2,002,102
2,020,000	Cisco Systems, Inc., 1.40%, 09/20/19	2,012,023
3,000,000	Microsoft Corp., 1.30%, 11/03/18	2,997,414
2,750,000	Oracle Corp., 5.75%, 04/15/18	2,830,559
2,000,000	QUALCOMM, Inc., 3.25%, 05/20/27	2,014,220

		19,989,206
Insurance — 0.8%
3,040,000	Berkshire Hathaway, Inc., 3.13%, 03/15/26	3,097,912
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(c)	2,999,706

		6,097,618
Materials — 0.2%
1,450,000	Sherwin-Williams Co. (The), 2.25%, 05/15/20	1,458,641
Telecommunication Services — 0.5%
4,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	4,238,926
Utilities — 2.1%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	3,010,539
3,690,000	Duke Energy Corp., 1.63%, 08/15/17	3,690,376
5,000,000	Enel Finance International NV, 2.88%, 05/25/22(c)	5,054,740
3,000,000	National Rural Utilities Cooperative Finance Corp. MTN, 3.25%, 11/01/25	3,059,559

132

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Utilities (continued)
$2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	$2,327,986

		17,143,200

Total Corporate Bonds (Cost $264,815,366)		265,755,627

ASSET-BACKED SECURITIES — 9.3%

CANADA — 0.6%
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(c)	4,753,727

CAYMAN ISLANDS — 4.7%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 2.49%, 07/13/25(b)(c)	8,510,258
5,000,000	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, 2.45%, 10/17/26(b)	4,997,470
3,555,000	CIFC Funding Ltd., Series 2013-IA, Class A1, 2.45%, 04/16/25(b)(c)	3,554,662
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, 2.48%, 04/20/30(b)(c)	3,997,876
3,000,000	JFIN CLO Ltd., Series 2017-1A, Class A1, 2.78%, 04/24/29(b)(c)	3,011,238
2,400,000	OCP CLO Ltd., Series 2012-2A, Class A1R, 2.57%, 11/22/25(b)(c)	2,419,696
5,000,000	Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A2R, 3.06%, 10/20/25(b)(c)	4,999,922
2,000,000	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(c)	1,992,731
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, 2.54%, 07/20/30(b)(c)	4,998,483

		38,482,336

UNITED STATES — 4.0%
12,487	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	12,486
3,000,000	Ally Auto Receivables Trust Series 2017-2, Class A3, 1.78%, 08/16/21	3,001,756
1,250,000	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22	1,251,750
Principal
Amount		Value
UNITED STATES (continued)
$2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/16/21	$2,967,786
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,982,352
1,794,104	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(c)	1,792,417
1,000,000	Enterprise Fleet Financing LLC Series 2017-1, Class A2, 2.13%, 07/20/22(c)	1,003,991
1,500,000	Enterprise Fleet Financing LLC Series 2017-2, Class A3, 2.22%, 01/20/23	1,498,356
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	3,998,835
2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(c)	2,006,776
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(c)	4,988,424
164,784	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	164,701
1,515,927	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	1,515,195
2,000,000	Toyota Auto Receivables Owner Trust Series 2017-A, Class A4, 2.10%, 09/15/22	2,014,999
2,650,000	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(c)	2,660,942
1,000,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	996,513

		32,857,279

Total Asset-Backed Securities (Cost $76,017,938)		76,093,342

MUNICIPAL BONDS — 0.4%

Georgia — 0.4%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,093,330

Total Municipal Bonds (Cost $3,085,619)		3,093,330

133

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
$1,453,363	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(c)	$1,421,609

Total Collateralized Mortgage Obligations (Cost $1,484,295)		1,421,609
U.S. GOVERNMENT AGENCIES — 6.0%
Fannie Mae — 2.4%
6,720,000	0.88%, 12/20/17	6,712,857
7,802,000	1.88%, 02/19/19	7,859,431
5,000,000	1.00%, 02/26/19	4,971,750

		19,544,038
Federal Home Loan Bank — 2.8%
5,200,000	0.63%, 10/26/17	5,194,004
5,000,000	0.88%, 10/01/18	4,972,400
12,485,000	1.13%, 06/21/19	12,415,833

		22,582,237
Overseas Private Investment Corp. — 0.4%
3,137,507	5.14%, 12/15/23	3,446,825
Private Export Funding Corp. — 0.1%
500,000	2.25%, 12/15/17	501,821
Small Business Administration — 0.2%
273,856	4.73%, 02/10/19	284,160
376,923	4.11%, 03/10/20	390,135
1,158,690	4.08%, 03/10/21	1,209,850

		1,884,145
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	738,544

Total U.S. Government Agencies (Cost $48,483,509)		48,697,610
U.S. GOVERNMENT SECURITIES — 50.1%
U.S. Treasury Notes — 50.1%
1,615,000	0.88%, 11/30/17	1,613,689
2,680,000	0.88%, 05/31/18	2,672,252
21,195,000	1.13%, 01/31/19	21,138,706
18,616,000	0.88%, 05/15/19	18,463,293
3,670,000	1.25%, 06/30/19	3,662,976
17,217,000	1.38%, 12/15/19	17,203,554
11,275,000	1.50%, 05/15/20	11,282,487
34,134,000	1.50%, 06/15/20	34,144,650
46,901,000	1.88%, 11/30/21	47,133,676
30,000,000	1.75%, 01/31/23	29,717,580
27,837,010	0.63%, 01/15/24(d)	28,389,853
81,115,000	2.38%, 08/15/24	82,550,330
Principal
Amount		Value
U.S. Treasury Notes (continued)
$101,155,000	2.00%, 02/15/25	$100,017,006
9,700,000	2.25%, 11/15/25	9,721,980

Total U.S. Government Securities (Cost $408,505,502)		407,712,032
GOVERNMENT BONDS — 0.4%
JAPAN — 0.4%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	3,019,881
Total Government Bonds (Cost $2,992,944)		3,019,881

Shares
INVESTMENT COMPANY — 0.5%
4,366,948	SEI Daily Income Trust Government II Fund, Class A, 0.82%(e)	4,366,948
Total Investment Company (Cost $4,366,948)		4,366,948
TOTAL INVESTMENTS — 99.5% (Cost $809,752,121)(a)		$810,160,379
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		3,715,660
NET ASSETS — 100.0%		$813,876,039

134

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

(a)	Cost for federal income tax purposes is $810,155,365 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$3,141,694
Unrealized depreciation	(3,136,680)
Net unrealized appreciation	$5,014
(b)	Variable rate security. Rate shown is the rate as of July 31, 2017.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $84,316,957 which is 10.36% of net assets.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of July 31, 2017.

CLO — Collateralized Loan Obligation
GO — General Obligations
MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	56.1%
Corporate Bonds	32.6
Asset Backed Securities	9.3
Municipal Bonds	0.4
Government Bonds	0.4
Collateralized Mortgage Obligations	0.2
Other*	1.0
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2017 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 90.6%
Alabama — 1.1%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/22	$2,356,000
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds, 5.00%, 09/01/21	2,011,590
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	5,582,050
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,579,127
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,660,956
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,432,297
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,813,035
		23,435,055

Arizona — 0.8%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,065,706
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,854,234
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,164,930
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,063,625
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	365,761
Principal
Amount		Value
Arizona (continued)
$5,000,000	City of Phoenix Advance Refunding GO, 5.00%, 07/01/25	$6,187,250
100,000	City of Tempe Advance Refunding Revenue, 5.00%, 07/01/26	124,743
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	214,945
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,196,224
		17,237,418

California — 4.6%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds, 1.29%, 04/01/38(b)	5,017,700
700,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation), 5.00%, 05/15/25	853,468
6,250,000	California State Current Refunding GO - Group C, 5.00%, 08/01/27	7,524,813
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,448,800
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,217,568
995,000	Los Angeles Department of Water Utility Improvements Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,248,655
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,122,716
2,500,000	Sacramento Municipal Utility District Refunding Revenue - Series D, 5.00%, 08/15/27	3,178,725
1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	1,230,330

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
California (continued)
$1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	$1,566,669
7,000,000	State of California Public Improvements GO, 5.00%, 09/01/22	8,287,510
10,000,000	State of California Refunding GO, 5.00%, 09/01/22	11,839,300
750,000	State of California Refunding GO, 5.00%, 03/01/23	897,495
8,000,000	State of California Refunding GO, 5.00%, 03/01/24	9,741,920
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,712,640
18,720,000	State of California Refunding GO, 5.00%, 09/01/27	23,150,462
2,900,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,501,257
		102,540,028
Colorado — 0.8%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	545,415
800,000	City & County of Broomfield Advance Refunding COP, 5.00%, 12/01/21	921,240
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,783,583
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/24	2,465,260
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	121,387
975,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding), 5.00%, 12/15/25	1,212,881
Principal
Amount		Value
Colorado (continued)
$2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	$2,020,760
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,395,515
1,080,000	Weld County School District No Re-1 School Improvements GO, (AGM, State Aid Withholding), 5.00%, 12/15/23	1,302,858
2,280,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 05/15/26	2,773,050
		17,541,949
Connecticut — 4.0%
4,000,000	Hartford County Metropolitan District Cash Flow Management GO Notes, 2.00%, 08/30/17	4,003,040
4,500,000	Hartford County Metropolitan District Cash Flow Management GO Notes, Series B, 3.00%, 08/01/18	4,563,225
2,000,000	Hartford County Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	2,312,000
1,695,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM), 5.00%, 11/01/23	1,992,066
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	6,983,655
7,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/24	8,137,570
8,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/25	9,344,720
1,805,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/27	2,104,594
6,000,000	State of Connecticut Public Improvements GO, Series F, 5.00%, 11/15/26	6,984,060

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Connecticut (continued)
$3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	$3,576,594
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,442,175
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	9,408,960
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,362,280
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	8,616,160
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,816,750
10,000,000	State of Connecticut Water & Sewer System Improvements GO, Series E, 5.00%, 10/15/23	11,589,100
		89,236,949
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,457,750
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,127,080
		6,584,830
Florida — 1.2%
4,790,000	County of Miami-Dade Public Improvements GO, 5.00%, 07/01/24	5,816,545
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,213,330
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,010,610
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,435,620
Principal
Amount		Value
Florida (continued)
$4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	$4,857,240
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,013,340
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,242,320
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	526,655
		27,115,660
Georgia — 4.8%
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds, 5.00%, 06/15/27	1,918,964
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds, 5.00%, 06/15/28	2,126,235
2,000,000	Cherokee County Board of Education Advance Refunding GO, 5.00%, 08/01/23	2,411,320
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	894,938
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/21	293,704
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	3,172,191
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/24	2,488,899
12,000,000	County of Fulton Cash Flow Management GO Notes, 2.00%, 12/29/17	12,057,360
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	446,288
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,017,070

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Georgia (continued)
$1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	$1,292,363
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,363,150
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/21	2,276,220
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,199,089
8,100,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.71%, 09/01/35(b)	8,100,000
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/25	1,307,123
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,870,572
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,323,234
4,000,000	State of Georgia Advance Refunding GO, Series C-1, 5.00%, 07/01/23	4,819,200
7,650,000	State of Georgia Advance Refunding GO, Series E, 5.00%, 12/01/26	9,660,726
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	1,990,123
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,038,407
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,525,920
Principal
Amount		Value
Georgia (continued)
$28,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	$34,125,278
		105,718,374
Hawaii — 0.7%
5,815,000	State of Hawaii Advance Refunding GO, 5.00%, 10/01/23	7,031,207
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,137,770
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	408,211
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	6,054,400
		14,631,588
Idaho — 0.1%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	1,232,980
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,764,900
		2,997,880
Illinois — 1.8%
1,800,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	1,926,882
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,608,140
12,200,000	Illinois Finance Authority University & College Improvements Revenue Bonds, 0.74%, 12/01/46(b)	12,200,000
10,000,000	Illinois Finance Authority University & College Improvements Revenue Bonds, 0.76%, 12/01/46(b)(c)	10,000,000

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Illinois (continued)
$3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	$3,040,110
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	3,901,593
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,330,340
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,602,550
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	861,611
		40,471,226
Indiana — 0.4%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	551,835
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,540,845
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	293,155
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,003,800
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	538,060
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,021,910
		8,949,605
Principal
Amount		Value
Iowa — 0.3%
$4,000,000	County of Polk Current Refunding GO, Series C, 5.00%, 06/01/26	$5,021,760
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,006,226
		7,027,986
Kansas — 0.2%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,507,124
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,198,883
		3,706,007
Kentucky — 0.4%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,511,095
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	6,020,900
		9,531,995
Louisiana — 0.1%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1, 5.00%, 08/01/26	463,016
2,000,000	State of Louisiana Interstate 49 South Project Revenue Bonds, 5.00%, 09/01/22	2,310,260
		2,773,276
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/19	2,428,313

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Maine (continued)
$165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	$187,461
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21(d)	5,718
		2,621,492
Maryland — 2.2%
1,200,000	County of Baltimore Refunding GO, (Special Assessment), 5.00%, 02/01/29	1,466,316
1,500,000	County of Frederick MD Refunding GO, Series A, 5.00%, 02/01/25	1,856,445
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,815,161
9,355,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/25	11,638,836
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,118,830
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	12,232,500
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,300,000
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,000,000
3,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/25	3,723,780
6,375,000	State of Maryland School Improvements GO, Series 1, 5.00%, 06/01/23	7,678,688
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,000,000
		47,830,556
Principal
Amount		Value
Massachusetts — 10.7%
$6,200,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/03/18	$6,257,660
5,750,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 07/27/18	5,808,018
10,000,000	City of Lawrence Cash Flow Management GO Notes, Series A, (State Aid Withholding), 2.00%, 09/01/17	10,007,900
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A, 5.00%, 07/01/25	8,644,720
5,705,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/27	7,172,497
11,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/22	13,604,500
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	3,416,374
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/19	9,629,010
7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	9,268,253
7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/25/17	7,504,050
5,300,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/11/17	5,301,219
1,500,000	Marthas Vineyard Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 05/11/18	1,506,690
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017, 5.00%, 08/01/21	9,777,635

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Massachusetts (continued)
$10,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, 0.74%, 07/01/31(b)	$10,000,000
4,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, Series Y, 0.72%, 07/01/35(b)	4,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	8,681,157
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	590,245
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B, 5.25%, 08/01/26	10,904,913
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/22	3,187,323
4,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/23	5,790,240
4,845,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.76%, 08/01/37(b)	4,845,000
3,000,000	Metrowest Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 09/22/17	3,003,780
19,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/04/17	19,001,520
15,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/03/18	15,139,500
13,100,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 2.00%, 07/20/18	13,230,738
4,000,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/25/17	4,002,200
Principal
Amount		Value
Massachusetts (continued)
$4,780,000	Town of Easton Cash Flow Management Refunding GO Notes, 2.00%, 08/18/17	$4,782,390
3,209,000	Town of Littleton Cash Flow Management GO Notes, 2.00%, 05/18/18	3,236,629
10,379,952	Town of Marblehead Refunding GO Notes, 2.00%, 08/04/17	10,380,990
6,015,000	Town of Sandwich Cash Flow Management GO Notes, 2.00%, 02/16/18	6,014,519
5,000,000	Town of Stow Cash Flow Management Refunding GO Notes, 2.00%, 05/01/18	5,047,600
6,000,000	Town of Topsfield Cash Flow Management GO Notes, 2.00%, 03/09/18	6,035,640
		235,772,910
Michigan — 0.5%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	238,019
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	649,611
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,492,993
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A, 5.00%, 12/01/23	1,190,550
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	412,011
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	266,705
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,416,291
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,169,760
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	4,760,215
		11,596,155

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal
Amount		Value
Minnesota — 2.5%
$1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	$1,827,378
1,000,000	City of Rochester Advance Refunding GO, Series B, 5.00%, 12/01/24	1,232,630
9,875,000	County of Hennepin Public Improvements GO, Series C, 0.76%, 12/01/33(b)	9,875,000
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A, 5.00%, 02/01/25	2,691,502
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	5,905,926
16,495,000	State of Minnesota Advance Refunding GO, Series D, 5.00%, 08/01/25	20,506,089
1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	1,186,000
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,680,570
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,304,796
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,480,913
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,134,940
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,209,620
		54,035,364
Mississippi — 0.5%
650,000	Delta State University Educational Building Corp., Facilities Refunding Revenue, 5.00%, 12/01/23	775,574
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	1,883,124
Principal
Amount		Value
Mississippi (continued)
$570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program), 5.00%, 01/01/23	$672,007
4,560,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	5,497,855
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	362,641
475,000	Mississippi State University Educational Building Corp. New Facilities and Refinancing Advance Refunding Revenue Bonds, 5.00%, 08/01/24	575,520
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A, 5.00%, 10/01/25	1,015,912
		10,782,633
Missouri — 1.9%
570,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	631,001
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	337,443
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,740,427
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	4,818,160
915,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	1,128,707

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Missouri (continued)
$2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	$2,408,296
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,292,640
850,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,028,560
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,159,478
24,245,000	University of Missouri Refunding Revenue Bonds, Series B, 0.78%, 11/01/31(b)	24,245,000
		41,789,712
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,817,125
New Hampshire — 0.1%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,420,573
New Jersey — 2.1%
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	202,335
9,000,000	County of Middlesex GO Refunding Notes, 2.00%, 06/13/18	9,088,830
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,019,300
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	237,061
Principal Amount		Value
New Jersey (continued)
$1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(d)	$1,116,138
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	417,429
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	11,726,824
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(d)	41,723
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,418,014
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,130,384
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,192,260
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,659,045
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, 5.00%, 06/15/24	1,754,629
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	524,420
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,232,050
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/29	2,418,820
		47,179,262

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
New Mexico — 0.2%
$250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	$250,258
4,700,000	University of New Mexico/The Refunding Revenue Bonds, Series C, 0.77%, 06/01/30(b)	4,700,000
		4,950,258
New York — 19.3%
5,500,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	6,696,195
30,000,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	35,287,200
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(c)	5,000,000
8,200,000	City of New York Public Improvements GO, Sub-Series B-3 (TD Bank N.A.), 0.76%, 09/01/27(b)	8,200,000
3,010,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,540,482
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,000,000
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,066,359
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	764,556
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,609,881
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,000,000
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	10,000,000
2,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	2,867,325
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	21,760,440
Principal Amount		Value
New York (continued)
$6,000,000	County of Rockland Cash Flow Management GO Notes, 2.50%, 03/22/18	$6,044,280
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,062,500
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,685,700
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B, 5.00%, 11/15/34(b)	5,437,300
10,000,000	Metropolitan Transportation Authority Cash Flow Management Revenue Notes, Series A-1, 2.00%, 08/01/17	10,000,000
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B, 5.00%, 11/15/28	291,199
875,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B, 5.00%, 11/15/29	1,052,783
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,225,127
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,207,788
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,600,800
10,000,000	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds, Series B-1B, 0.77%, 06/15/24(b)(c)	10,000,000
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	3,047,775

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
New York (continued)
$1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	$1,630,625
2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22(d)	2,354,154
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(d)	1,242,669
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	777,946
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	18,415,778
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,179,638
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,138,256
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,805,167
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	982,797
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,775,642
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,760,759
Principal Amount		Value
New York (continued)
$225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(d)	$229,552
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	546,430
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	10,823,760
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	674,778
975,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,117,916
4,875,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2, 0.78%, 06/15/33(b)	4,875,000
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, 0.78%, 04/01/24(b)	8,000,000
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,153,091
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	5,801,150
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	10,890,698
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	9,100,200
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	16,996,560

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
New York (continued)
$15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(d)	$15,626
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,772,124
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue, 5.00%, 07/01/25	1,218,480
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,201,004
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	16,933,350
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	4,977,024
8,570,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D, 0.74%, 07/01/31(b)	8,570,000
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,364,945
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,187,507
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,380,602
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 02/15/27	1,236,550
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/27	7,908,165
Principal Amount		Value
New York (continued)
$3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue, 5.00%, 06/15/25	$4,679,438
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	3,979,056
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20(d)	3,349,632
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21(d)	2,627,368
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	2,607,030
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,576,575
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,329,900
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,026,179
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	8,968,960
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,428,080
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,580,099

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
New York (continued)
$11,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	$13,613,160
14,720,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	18,105,453
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,496,334
3,630,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/24	4,472,414
2,325,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/27	2,899,763
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 0.75%, 01/01/32(b)(c)	3,000,000
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,909,552
		426,134,626
North Carolina — 1.7%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	749,156
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,032,904
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,431,923
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,592,523
3,325,000	County of Wake Advance Refunding Revenue, Series A, 5.00%, 12/01/26	4,176,333
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	692,267
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	766,058
Principal Amount		Value
North Carolina (continued)
$1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds, 5.00%, 12/01/25	$1,238,570
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	373,549
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,294,380
10,000,000	Raleigh Durham Airport Authority Refunding Revenue Bonds, Series C, 0.76%, 05/01/36(b)(c)	10,000,000
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,176,200
		38,523,863
Ohio — 3.0%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/23	1,420,775
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,227,210
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/25	1,594,916
5,800,000	City of Columbus Cash Flow Management GO Notes, 1.75%, 08/04/17	5,800,464
3,500,000	City of Columbus GO, Series A, 4.00%, 08/15/25	4,076,345
5,000,000	City of Columbus Refunding GO, Series 1, 5.00%, 07/01/26	6,279,000
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,420,300
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,303,225
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,213,380
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,826,757

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Ohio (continued)
$1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	$1,203,150
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,477,290
6,000,000	Ohio State University, University and College Improvements Revenue Bonds, Series B, 0.74%, 06/01/35(b)	6,000,000
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,766,320
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	380,106
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,006,800
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,756,325
300,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	364,635
210,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	256,325
6,630,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 4.00%, 12/15/17	6,707,704
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/20	2,250,700
5,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/24	6,103,000
2,000,000	State of Ohio Mental Health Facility Improvements Revenue, 5.00%, 06/01/25	2,448,920
Principal Amount		Value
Ohio (continued)
$1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	$1,704,834
2,000,000	University of Cincinnati Advance Refunding Revenue, Series A, 5.00%, 06/01/26	2,470,520
		66,059,001
Oklahoma — 0.4%
4,000,000	City of Oklahoma City Public Improvements GO, 5.00%, 03/01/26	4,991,520
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	2,440,240
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	1,525,150
		8,956,910
Oregon — 0.1%
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,853,789
Pennsylvania — 1.7%
20,065,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2, 5.00%, 09/15/17	20,162,115
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2, 5.00%, 09/15/20	11,126,400
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	1,233,780
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B, 5.00%, 09/01/26	3,757,830
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A, 5.00%, 09/01/26	1,553,236
		37,833,361

149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Rhode Island — 1.6%
$6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	$8,225,325
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,445,440
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	721,737
20,000,000	Rhode Island Health & Educational Building Corp. University and College Improvements Revenue Bonds, Series A, 0.74%, 05/01/35(b)	20,000,000
850,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D, 5.00%, 04/01/24	1,014,118
960,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/24	1,147,661
1,010,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/25	1,218,757
		35,773,038
South Carolina — 0.5%
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds, 5.00%, 01/01/24	2,265,098
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,139,387
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,795,295
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District), 5.00%, 03/01/26	2,913,577
Principal Amount		Value
South Carolina (continued)
$330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	$351,041
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	723,357
		10,187,755
Tennessee — 0.3%
2,000,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B, 5.00%, 05/15/23	2,399,840
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B, 5.00%, 05/15/25	1,980,736
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A, 5.00%, 05/15/23	479,968
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,096,812
		5,957,356
Texas — 14.5%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/28	2,784,758
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 02/15/22	1,160,930
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,051,703
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/26	2,127,502
1,100,000	Amarillo College District Refunding GO, 4.00%, 02/15/20	1,175,196

150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/23	$575,094
2,275,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	2,811,058
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/21	1,147,350
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	406,579
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/26	6,549,248
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,313,521
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,974,054
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/01/25	1,228,920
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	1,155,910
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue, 4.00%, 07/01/21	2,607,894
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue, 4.00%, 07/01/22	2,757,475
2,535,000	City of Cedar Park Public Improvements Refunding GO, 5.00%, 02/15/20	2,775,318
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,906,611
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,119,803
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,458,024
Principal Amount		Value
Texas (continued)
$1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	$2,067,072
1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	1,552,915
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	998,623
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	419,899
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,493,638
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue, 5.00%, 02/15/25	6,312,195
1,325,000	City of Lubbock Prerefunded Public Improvements GO, 5.25%, 02/15/20(d)	1,410,476
450,000	City of Lubbock Unrefunded Public Improvements GO, 5.25%, 02/15/20	479,525
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/25	2,735,533
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/26	2,905,184
2,440,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	2,934,295
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,456,273
1,430,000	Clear Creek Independent School District GO, (PSF-GTD), Series B, 1.45%, 02/15/35(b)	1,430,915
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,851,060
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,463,791

151

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	$2,601,625
2,910,000	County of Bexar Refunding GO, 5.00%, 06/15/22	3,410,113
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	815,900
3,440,000	County of Dallas Public Improvements GO, 5.00%, 08/15/26	4,253,732
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,825,365
1,590,000	County of Harris Advance Refunding Revenue, Series A, 5.00%, 08/15/25	1,958,276
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,130,330
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	433,223
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 1.40%, 02/15/40(b)(c)	4,002,800
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,440,540
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,292,771
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,318,340
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,293,460
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/27	2,234,333
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,642,840
Principal Amount		Value
Texas (continued)
$1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	$1,802,595
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	7,263,060
2,000,000	Fort Worth Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/22	2,326,660
885,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	1,052,212
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	263,509
2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/25	3,085,325
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	1,702,484
13,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 1.18%, 02/15/35(b)(c)	13,008,320
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,084,690
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/27	3,358,118
2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM), 5.25%, 04/15/21	2,089,134
960,000	Houston Community College System University & College Improvements Revenue Bonds (AGM), 5.25%, 04/15/21(d)	989,203
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	4,609,613

152

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	$2,974,233
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	704,293
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	609,490
1,000,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/23	1,198,030
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	2,206,592
1,760,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,124,954
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	278,107
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,283,940
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	4,144,105
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/23	1,205,246
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/24	1,290,953
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	1,367,098
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/23	1,720,924
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/25	2,032,173
Principal Amount		Value
Texas (continued)
$585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/26	$728,284
980,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/24	1,193,522
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/25	1,440,995
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/21	1,145,770
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/26	740,733
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD), 5.00%, 08/15/26	1,973,214
250,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	311,699
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,354,352
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	290,353
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	900,098
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	1,813,637
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	3,161,203
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,219,760

153

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	$265,363
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	260,363
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,079,919
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,214,167
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,301,298
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,223,270
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	862,250
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	151,602
1,450,000	Spring Independent School District Advance Refunding GO (PSF-GTD), 5.00%, 08/15/27	1,784,965
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/26	1,243,990
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	2,542,385
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	6,268,850
2,695,000	State of Texas Public Finance Authority Refunding GO, 5.00%, 10/01/20	3,019,721
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/25	3,971,168
Principal Amount		Value
Texas (continued)
$6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	$8,018,790
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/22	1,184,100
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	7,084,369
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	3,668,825
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds, 5.00%, 08/01/24	1,222,660
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,750,936
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	587,185
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	2,011,531
935,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,133,893
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,559,212
1,635,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/26	2,027,841
1,000,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/27	1,248,810
220,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/20(d)	242,697
420,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/21(d)	477,582

154

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,480,000	University of North Texas Unrefunded Refunding Revenue, 5.00%, 04/15/20	$1,634,778
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,077,926
31,500,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B, 0.74%, 08/01/25(b)	31,500,000
15,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B, 0.74%, 08/01/32(b)	15,000,000
9,000,000	University of Texas System University & College Improvements Revenue Bonds, Series J, 5.00%, 08/15/26	11,297,250
2,000,000	University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	2,408,740
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	146,982
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/27	401,580
640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	760,838
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,436,064
		319,372,571
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,142,204
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,313,186
		3,455,390
Principal Amount		Value
Virginia — 2.5%
$5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	$6,291,650
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	603,108
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,466,330
6,025,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Series B, 0.76%, 08/01/46(b)	6,025,000
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,425,739
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A, 5.00%, 09/01/28	1,230,170
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program), 5.00%, 09/01/21	2,232,160
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A, 5.00%, 02/01/27	593,945
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,814,100
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	6,170,900
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,828,218
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,348,488

155

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
Virginia (continued)
$5,000,000	Virginia Public School Authority Advance Refunding Revenue Bonds, 5.00%, 02/01/24	$6,054,950
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	2,999,143
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 08/01/25	6,199,000
1,500,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	1,886,685
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,412,016
		54,581,602
Washington — 2.2%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,184,080
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,287,521
2,100,000	City of Seattle Public Improvements GO, Series A, 5.00%, 11/01/24	2,578,464
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds, 5.00%, 01/01/27	1,932,704
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,560,047
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,001,039
5,500,000	Energy Northwest Refunding Revenue Bonds, 5.00%, 07/01/25	6,805,975
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	4,517,838
Principal Amount		Value
Washington (continued)
$680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	$707,846
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,274,302
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,581,180
1,000,000	King County Sewer Improvements GO, Series B, 0.77%, 01/01/40(b)	1,000,000
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,440,827
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	911,895
1,320,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	1,588,158
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	6,034,250
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,385,260
800,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	940,792
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,509,643
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	5,411,897
		47,653,718
Wisconsin — 0.1%
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	1,461,648
Total Municipal Bonds (Cost $1,976,996,037)		1,999,100,494

156

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 7.4%
U.S. Treasury Notes — 7.4%
$35,000,000	1.13%, 02/28/2021	$34,380,675
65,000,000	1.13%, 06/30/2021	63,595,870
50,000,000	1.88%, 05/31/2022	50,123,050
16,000,000	2.00%, 08/15/2025	15,762,496
Total U.S. Government Securities (Cost $162,718,993)		163,862,091

Shares
INVESTMENT COMPANY — 3.0%
66,018,872	SEI Daily Income Trust Government II Fund, Class A, 0.82%(e)	$66,018,872
Total Investment Company (Cost $66,018,872)		66,018,872

TOTAL INVESTMENTS — 101.0% (Cost $2,205,733,902)(a)		$2,228,981,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(21,147,712)
NET ASSETS — 100.0%		$2,207,833,745

(a)	Cost for federal income tax purposes is $2,205,773,344 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$29,527,918
Unrealized depreciation	(6,319,805)
Net unrealized appreciation	$23,208,113
(b)	Variable rate security. Rate shown is the rate as of July 31, 2017.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(e)	The rate shown represents the current yield as of July 31, 2017.
AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

157

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2017 (Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.1%
Arizona	0.8
California	4.6
Colorado	0.8
Connecticut	4.0
District Of Columbia	0.3
Florida	1.2
Georgia	4.8
Hawaii	0.7
Idaho	0.1
Illinois	1.8
Indiana	0.4
Iowa	0.3
Kansas	0.2
Kentucky	0.4
Louisiana	0.1
Maine	0.1
Maryland	2.2
Massachusetts	10.7
Michigan	0.5
Minnesota	2.4
Mississippi	0.5
Missouri	1.9
Nevada	0.1
New Hampshire	0.1
New Jersey	2.1
New Mexico	0.2
New York	19.3
North Carolina	1.7
Ohio	3.0
Oklahoma	0.4
Oregon	0.1
Pennsylvania	1.7
Rhode Island	1.6
South Carolina	0.5
Tennessee	0.3
Texas	14.5
Utah	0.2
Virginia	2.5
Washington	2.2
Wisconsin	0.1
Other*	9.5
100.0%

*	Includes cash and equivalents, U.S. Government securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

158

Old Westbury Funds, Inc.
Notes To Financial Statements
July 31, 2017 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2017, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (Formerly Old Westbury Large Cap Core Fund) (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (Formerly Old Westbury Small & Mid Cap Fund) (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM’’ or the “Adviser”) a commodity pool operator registered with the CFTC effective January 31, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of July 31, 2017, the Subsidiary represented $76,502,202 or 1.40% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect

159

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2017 (Unaudited)

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or

160

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2017 (Unaudited)

region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 2 days during the period ended July 31, 2017. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of July 31, 2017, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended July 31, 2017.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt

161

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2017 (Unaudited)

securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of July 31, 2017, the Strategic Opportunities Fund held no collectibles.

F. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative

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effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery,

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including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices generally in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
All Cap Core Fund
Equity Securities(b)	$1,645,112,882(a	)	$—		$—	$1,645,112,882
Investment Company	42,524,268		—		—	42,524,268
Total	$1,687,637,150		$—		$—	$1,687,637,150

Large Cap Strategies Fund
Equity Securities(b)	$15,235,448,000(a	)	$86,621,445(d	)	$—	$15,322,069,445
Participation Notes	6,372,849		—		—	6,372,849
Master Limited Partnerships	855,824(a	)	—		—	855,824
Preferred Stocks	16,011,181		—		—	16,011,181
Exchange Traded Funds	1,011,271,962(a	)	—		—	1,011,271,962
U.S. Government Agencies	—		181,941,787		—	181,941,787
Investment Company	278,072,604		—		—	278,072,604
Rights/Warrants	—		77,579		—	77,579
Total	$16,548,032,420		$268,640,811		$—	$16,816,673,231
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
Small & Mid Cap Strategies Fund
Equity Securities(b)
Australia	$107,943,819	$44,059	$5,797	$107,993,675
Austria	11,041,187	—	—	11,041,187
Belgium	22,572,754	—	—	22,572,754
Bermuda	54,334,507	—	—	54,334,507
Brazil	30,237,656	—	42,535	30,280,191
Cambodia	194,602	—	—	194,602
Canada	153,004,459	8	—	153,004,467
Chile	7,644,810	—	—	7,644,810
China	99,697,050	—	247,321	99,944,371
Curacao	2,581,067	—	—	2,581,067
Cyprus	85,839	—	—	85,839
Denmark	29,158,086	—	—	29,158,086
Faeroe Islands	307,321	—	—	307,321
Finland	25,523,157	—	1,102	25,524,259
France	123,596,980	—	—	123,596,980
Gabon	11,380	—	—	11,380
Georgia	241,816	—	—	241,816
Germany	158,666,415	—	—	158,666,415
Gibraltar	79,433	—	—	79,433
Greece	144,042	—	—	144,042
Guernsey	3,672	—	—	3,672
Hong Kong	84,998,047	—	320,224	85,318,271
Hungary	385,220	—	—	385,220
India	96,161,205	—	579,329	96,740,534
Indonesia	24,712,449	—	40,720	24,753,169
Ireland	93,708,960	—	—	93,708,960
Isle of Man	984,587	—	—	984,587
Israel	74,103,179	—	—	74,103,179
Italy	37,199,366	—	—	37,199,366
Japan	322,393,772	—	—	322,393,772
Jersey Channel Islands	1,724,622	—	—	1,724,622
Jordan	550,366	—	—	550,366
Liechtenstein	112,302	—	—	112,302
Luxembourg	19,228,771	—	—	19,228,771
Macau	17,111	—	—	17,111
Malaysia	24,044,457	—	—	24,044,457
Malta	602,357	—	—	602,357
Mexico	24,537,432	—	—	24,537,432
Monaco	256,569	—	—	256,569
Netherlands	45,145,485	—	—	45,145,485
New Zealand	47,120,326	—	—	47,120,326
Norway	10,054,065	—	—	10,054,065
Panama	105,512	—	—	105,512
Peru	2,867,123	—	—	2,867,123
Philippines	13,073,154	—	—	13,073,154
Poland	4,059,151	—	—	4,059,151
Portugal	2,328,116	—	—	2,328,116
Puerto Rico	1,721,700	—	—	1,721,700
Romania	263,124	—	—	263,124
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
Singapore	$64,311,855	$—	$—	$64,311,855
South Africa	26,468,916	—	—	26,468,916
South Korea	74,753,564	—	60,567	74,814,131
Spain	26,583,223	912	—	26,584,135
Sweden	57,675,152	—	—	57,675,152
Switzerland	82,792,010	—	—	82,792,010
Taiwan	83,379,792	—	508	83,380,300
Thailand	20,660	18,786,165	34,591	18,841,416
Turkey	5,267,644	—	—	5,267,644
Ukraine	152,177	—	—	152,177
United Arab Emirates	84,735	—	—	84,735
United Kingdom	309,823,824	—	—	309,823,824
United States	3,391,443,626	—	—	3,391,443,626
Total Equities	$5,882,285,758	$18,831,144	$1,332,694	$5,902,449,596
Exchange Traded Funds	165,940,046	—	—	165,940,046
Investment Company	24,669,522	—	—	24,669,522
Rights/Warrants
Brazil	—	1,709	—	1,709
Chile	707	—	—	707
France	8,245	—	1,626	9,871
Hong Kong	669	—	—	669
India	—	830	—	830
Malaysia	—	—	31	31
South Korea	—	6,343	—	6,343
Taiwan	—	38,364	—	38,364
Turkey	47,490	—	—	47,490
Total Rights/Warrants	$57,111	$47,246	$1,657	$106,014
U.S. Government Agencies	—	117,954,278	—	117,954,278
U.S. Government Securities	—	10,999,428	—	10,999,428
Cash Sweep	88,794,770	—	—	88,794,770

Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(397,414)	—	(397,414)
Total	$6,161,747,207	$147,434,682	$1,334,351	$6,310,516,240

Strategic Opportunities Fund
Equity Securities(b)
Belgium	$1,359,187	$—	$—	$1,359,187
Bermuda	35,245,434	—	—	35,245,434
Brazil	1,552,445	—	—	1,552,445
Canada	1,391,890	—	—	1,391,890
China	12,848,201	—	—	12,848,201
Denmark	2,307,387	—	—	2,307,387
Egypt	1,476,423	—	—	1,476,423
France	3,550,863	—	—	3,550,863
Germany	8,877,365	—	—	8,877,365
Hong Kong	13,282,199	—	44,111	13,326,310
Indonesia	2,906,032	—	—	2,906,032
Israel	1,582,348	—	—	1,582,348
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
Japan	$40,870,465		$—		$—	$40,870,465
Luxembourg	1,386,907		—		—	1,386,907
Malaysia	1,070,692		—		—	1,070,692
Morocco and Antilles	3,071,059		—		—	3,071,059
Netherlands	5,581,915		—		—	5,581,915
Pakistan	2,625,829		—		—	2,625,829
Qatar	2,690,926		—		—	2,690,926
Singapore	1,954,721		—		—	1,954,721
South Africa	1,389,269		—		—	1,389,269
South Korea	8,984,536		—		—	8,984,536
Switzerland	5,254,101		—		—	5,254,101
Taiwan	42,684,571		—		—	42,684,571
United Arab Emirates	2,264,324		—		—	2,264,324
United Kingdom	4,618,718		—		—	4,618,718
United States	359,172,537		—		258,750	359,431,287
Total Equities	$570,000,344		$—		$302,861	$570,303,205
Closed-End Funds	311,662,475(a	)	—		—	311,662,475
Exchange Traded Funds	827,083,802(a	)	—		—	827,083,802
Preferred Stocks	5,291,880(a	)	18,785,124		—	24,077,004
Bank Loans	—		15,323,000(a	)	—	15,323,000
Rights/Warrants	—		565,086(a	)	—	565,086
Corporate Bonds	—		605,471,249(a	)	—	605,471,249
Asset-Backed Securities	—		720,996,611(a	)	—	720,996,611
Non-Agency Mortgage-Backed Securities	—		486,857,809(a	)	—	486,857,809
U.S. Government Sponsored Agency Mortgage-Backed Securities	—		41,215,754(a	)	—	41,215,754
U.S. Government Agencies	—		1,303,611,982		—	1,303,611,982
U.S. Government Securities	—		305,308,393		—	305,308,393
Cash Sweep	162,250,240		—		—	162,250,240

Other financial instruments - Assets*
Commodity contracts	82,230		182,181		—	264,411
Equity contracts	1,931,678		91,080,685		—	93,012,363
Interest rate contracts	1,849,823		—		—	1,849,823
Foreign currency exchange contracts	—		16,013,916		—	16,013,916

Other financial instruments - Liabilities*
Commodity contracts	—		(1,230,112)		—	(1,230,112)
Equity contracts	—		(15,885,885)		—	(15,885,885)
Interest rate contracts	(130,737)					(130,737)
Foreign currency exchange contracts	—		(14,870,115)		—	(14,870,115)
Total	$1,880,021,735		$3,573,425,678		$302,861	$5,453,750,274
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July 31, 2017 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
Fixed Income Fund
Corporate Bonds	$—	$265,755,627(a	)	$—	$265,755,627
Asset-Backed Securities	—	76,093,342(a	)	—	76,093,342
Municipal Bonds	—	3,093,330(a	)	—	3,093,330
Collateralized Mortgage Obligations	—	1,421,609(a	)	—	1,421,609
U.S. Government Agencies	—	48,697,610		—	48,697,610
U.S. Government Securities	—	407,712,032		—	407,712,032
Government Bonds	—	3,019,881		—	3,019,881
Investment Company	4,366,948	—		—	4,366,948
Total	$4,366,948	$805,793,431		$—	810,160,379

Municipal Bond Fund
Municipal Bonds	$—	$1,999,100,494(a	)	$—	$1,999,100,494
U.S. Government Securities	—	163,862,091		—	163,862,091
Investment Company	66,018,872	—		—	66,018,872
Total	$66,018,872	$2,162,962,585		$—	$2,228,981,457

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At July 31, 2017, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Strategies Fund were transferred from Level 2 into Level 1 in the amount of $85,875 and there were no transfers from Level 1 into Level 2.
(c)	The Small & Mid Cap Strategies Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended July 31, 2017. There were transfers into Level 3 of $438,586 and out of Level 3 in the amount of $126,875 for the Small & Mid Cap Strategies Fund. In addition, there were no significant purchases and sales during the period. As of July 31, 2017, the percentage of NAV was 0.02% and 0.01% for the Small & Mid Cap Strategies Fund and Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as their Level 3 assets and liabilities are generally valued using last trade price or broker quote.
(d)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of

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relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended July 31, 2017.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of July 31, 2017
	Derivative Assets		Derivative Liabilities
Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$397,414
Total		$—		$397,414

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity risk	Unrealized appreciation on swap contracts	$182,181	Unrealized depreciation on swap contracts	$1,230,112
	Variation Margin	150,000
Equity Risk	Unrealized appreciation on swap contracts	17,628,587	Unrealized depreciation on swap contracts	12,214,235
	Variation Margin	20,845
	Structured option contracts, at value	73,452,098	Structured option contracts, at value	3,671,650
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	3,960,661	Unrealized depreciation on swap contracts	1,909,895
	Structured option contracts, at value	1,932,620
	Unrealized appreciation on forward foreign currency exchange contracts	10,120,635	Unrealized depreciation on forward foreign currency exchange contracts	12,960,220
Interest Rate Risk
			Variation Margin	366,233
Total		$107,447,627		$32,352,345

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was

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Notes To Financial Statements - (Continued)
July 31, 2017 (Unaudited)

originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of July 31, 2017, the Small & Mid Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
U.S. Dollar	35,138,626	New Zealand Dollar	47,391,000	Citibank, N.A.	10/26/17	$(397,414)
						$(397,414)

As of July 31, 2017, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	67,197,132	U.S. Dollar	87,710,534	Bank of New York Mellon Corp.	08/31/17	$1,047,763
U.S. Dollar	13,601,750	Euro	11,877,805	Bank of New York Mellon Corp.	06/29/18	(724,597)
Swiss Franc	9,665,310	U.S. Dollar	10,200,872	Barclays Bank Plc	08/31/17	(184,799)
Argentine Peso	77,250,000	U.S. Dollar	4,303,621	Barclays Bank Plc	11/15/17	(185,580)
U.S. Dollar	4,153,226	Argentine Peso	77,250,000	Barclays Bank Plc	11/15/17	35,184
Argentine Peso	53,700,000	U.S. Dollar	3,000,000	Barclays Bank Plc	02/28/18	(284,602)
U.S. Dollar	2,708,018	Argentine Peso	53,700,000	Barclays Bank Plc	02/28/18	(7,380)
U.S. Dollar	6,568,750	Swedish Krona	57,000,000	Barclays Bank Plc	02/28/18	(577,367)
Brazilian Real	80,490,760	U.S. Dollar	24,000,000	Barclays Bank Plc	03/29/18	877,385
Russian Ruble	507,710,000	U.S. Dollar	8,449,160	Barclays Bank Plc	03/29/18	(341,271)
U.S. Dollar	9,582,139	Brazilian Real	33,468,710	Barclays Bank Plc	03/29/18	(762,080)
U.S. Dollar	8,084,554	Russian Ruble	507,710,000	Barclays Bank Plc	03/29/18	(23,334)
Argentine Peso	53,610,000	U.S. Dollar	3,000,000	Barclays Bank Plc	04/30/18	(368,090)
U.S. Dollar	2,615,122	Argentine Peso	53,610,000	Barclays Bank Plc	04/30/18	(16,788)
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Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	675,850,000	U.S. Dollar	9,993,003	Barclays Bank Plc	05/31/18	$206,686
U.S. Dollar	20,023,367	Euro	17,899,389	Barclays Bank Plc	05/31/18	(1,529,644)
Brazilian Real	33,830,000	U.S. Dollar	10,000,000	Barclays Bank Plc	07/31/18	276,584
U.S. Dollar	3,336,600	Euro	3,000,000	Barclays Bank Plc	03/29/19	(340,249)
Euro	86,578,142	U.S. Dollar	101,078,768	JPMorgan Chase Bank N.A.	08/31/17	1,591,988
Indonesian Rupiah	103,305,000,000	U.S. Dollar	7,500,000	JPMorgan Chase Bank N.A.	08/31/17	234,147
Japanese Yen	3,904,824,900	U.S. Dollar	35,028,956	JPMorgan Chase Bank N.A.	08/31/17	441,366
Australian Dollar	51,048,687	U.S. Dollar	38,681,632	JPMorgan Chase Bank N.A.	09/29/17	2,126,303
Argentine Peso	89,750,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	11/08/17	(198,274)
U.S. Dollar	5,131,504	Argentine Peso	89,750,000	JPMorgan Chase Bank N.A.	11/08/17	329,778
Argentine Peso	89,450,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	11/29/17	(265,783)
U.S. Dollar	4,506,297	Argentine Peso	89,450,000	JPMorgan Chase Bank N.A.	11/29/17	(227,920)
Argentine Peso	90,000,000	U.S. Dollar	4,953,220	JPMorgan Chase Bank N.A.	12/28/17	(259,588)
U.S. Dollar	4,466,501	Argentine Peso	90,000,000	JPMorgan Chase Bank N.A.	12/28/17	(227,130)
U.S. Dollar	6,074,995	British Pound	4,800,000	JPMorgan Chase Bank N.A.	02/01/18	(296,407)
Argentine Peso	27,300,000	U.S. Dollar	1,500,000	JPMorgan Chase Bank N.A.	02/28/18	(119,546)
Euro	7,925,000	U.S. Dollar	8,944,242	JPMorgan Chase Bank N.A.	02/28/18	547,866
U.S. Dollar	1,378,092	Argentine Peso	27,300,000	JPMorgan Chase Bank N.A.	02/28/18	(2,362)
U.S. Dollar	4,000,000	Euro	3,635,617	JPMorgan Chase Bank N.A.	02/28/18	(354,532)
U.S. Dollar	8,645,881	Euro	7,925,000	JPMorgan Chase Bank N.A.	02/28/18	(846,226)
U.S. Dollar	5,000,000	Euro	4,604,119	JPMorgan Chase Bank N.A.	03/28/18	(523,452)
Indonesian Rupiah	139,100,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	03/29/18	137,904
Russian Ruble	1,105,131,100	U.S. Dollar	18,000,000	JPMorgan Chase Bank N.A.	03/29/18	(351,580)
U.S. Dollar	5,111,779	Russian Ruble	313,281,150	JPMorgan Chase Bank N.A.	03/29/18	108,827
U.S. Dollar	12,667,572	Russian Ruble	791,849,950	JPMorgan Chase Bank N.A.	03/29/18	22,104
Indian Rupee	676,575,000	U.S. Dollar	9,856,862	JPMorgan Chase Bank N.A.	05/31/18	353,769
U.S. Dollar	6,557,890	British Pound	5,000,000	JPMorgan Chase Bank N.A.	07/27/18	(115,830)
Indonesian Rupiah	69,645,000,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	(8,243)
U.S. Dollar	8,330,133	Euro	7,000,000	JPMorgan Chase Bank N.A.	07/31/18	(128,570)
U.S. Dollar	5,822,525	Euro	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	(219,406)
U.S. Dollar	5,000,000	Euro	4,355,128	JPMorgan Chase Bank N.A.	07/31/18	(262,676)
U.S. Dollar	18,134,338	Euro	16,380,224	JPMorgan Chase Bank N.A.	03/29/19	(1,941,534)
Euro	35,000,000	U.S. Dollar	40,862,640	UBS AG	08/31/17	642,946
Indian Rupee	350,374,000	U.S. Dollar	5,000,000	UBS AG	02/09/18	352,867
Euro	6,000,000	U.S. Dollar	6,511,002	UBS AG	04/30/18	700,778
U.S. Dollar	12,004,047	Euro	11,000,000	UBS AG	04/30/18	(1,217,550)
Japanese Yen	682,298,840	U.S. Dollar	6,200,000	UBS AG	05/31/18	86,390
U.S. Dollar	22,153,940	Japanese Yen	2,409,688,500	UBS AG	05/31/18	(47,830)
						$(2,839,585)

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms

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and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption” Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

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A summary of the Strategic Opportunities Fund’s written option transactions for the period ended July 31, 2017 is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2016	11,600	$2,311,191
Options written	53,025	2,951,677
Options terminated in closing purchase transactions	(2,425)	(2,244,480)
Options exercised	—	—
Options expired	(62,200)	(3,018,388)
Contracts outstanding at July 31, 2017	—	$—

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

As of October 31, 2016, the All Cap Core Fund (at the time named Large Cap Core Fund) had a short-term capital loss carryforward of $14,442,362 and a long-term capital loss carryforward of $8,613,768, the Fixed Income Fund had a long-term capital loss carryforward of $4,127,622 and the Strategic Opportunities Fund had a short-term capital loss carryforward of $122,896,935 and a long-term capital loss carryforward of $55,697,171 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of July 31, 2017, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

173

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/26/2017

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	9/26/2017

* Print the name and title of each signing officer under his or her signature.